      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2019.

                                                            FILE NOS. 333-185807
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 7                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 7                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)


                      175 WATER STREET, NEW YORK, NY 10038
             (Address of Guarantor's Principal Offices) (Zip Code)


       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- -------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    II A-Class Platinum Series/Polaris II
                                                                                    A-Class Variable Annuity; Purchasing a
                                                                                    Polaris II A-Class Platinum Series/Polaris
                                                                                    II A-Class Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris II A-Class Platinum
                                                                                    Series/Polaris II A-Class Variable
                                                                                    Annuity; Purchasing a Polaris II
                                                                                    A-Class Platinum Series/Polaris II A-Class
                                                                                    Variable Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris II A-Class Platinum
                                                                                    Series/Polaris II A-Class Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                       CAPTION
--------------------------------------------------- -------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris II A-Class Platinum
                                                     Series/Polaris II A-Class Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris II A-Class Platinum
                                                     Series/Polaris II A-Class Variable Annuity
                                                     (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           [POLARIS II A-CLASS LOGO]
                                   PROSPECTUS


                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the Separate Account) and Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Lord Abbett Series(R) Fund, Inc. and SunAmerica Series Trust.



This contract is no longer available for purchase by new contract Owners.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




UNDERLYING FUNDS:                                         MANAGED BY:
  American Funds Asset Allocation                         Capital Research and Management Company
  American Funds Global Growth                            Capital Research and Management Company
  American Funds Growth                                   Capital Research and Management Company
  American Funds Growth-Income                            Capital Research and Management Company
  Invesco V.I. American Franchise Fund                    Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                              Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                     Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                     Lord, Abbett & Co. LLC
  SA AB Growth Portfolio(1)                               AllianceBernstein L.P.
  SA Columbia Technology Portfolio                        Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                   Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio   FIAM LLC
  SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.
  SA JPMorgan Diversified Balanced Portfolio              J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.





UNDERLYING FUNDS:                                       MANAGED BY:
  SA JPMorgan MFS Core Bond Portfolio                   J.P. Morgan Investment Management Inc. and Massachusetts
                                                        Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                  J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio(2)         Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                     Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio        Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                         Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio    Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio        Oppenheimer Funds, Inc.
  SA PGI Asset Allocation Portfolio(3)                  Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio               PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio   Putnam Investment Management, LLC
  SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio   Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio               Wells Capital Management Incorporated



1 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.

2 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

3 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE.......................................................   6
   Maximum Owner Transaction Expenses...........................   6
   Separate Account Charges.....................................   6
   Total Annual Portfolio Operating Expenses....................   6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   7
THE POLARISII A-CLASS VARIABLE ANNUITY..........................   8
PURCHASING A POLARISII A-CLASS VARIABLE ANNUITY.................   8
   Allocation of Purchase Payments..............................   9
   Accumulation Units...........................................  10
   Right to Examine.............................................  10
   Exchange Offers..............................................  11
   Important Information for Military Servicemembers............  11
INVESTMENT OPTIONS..............................................  11
   Variable Portfolios..........................................  11
   Trusts.......................................................  12
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  12
      American Funds Insurance Series(R)........................  12
      Lord Abbett Series Fund, Inc..............................  12
      Anchor Series Trust.......................................  12
      SunAmerica Series Trust...................................  12
   Substitution, Addition or Deletion of Variable Portfolios....  14
   Fixed Accounts...............................................  14
   Dollar Cost Averaging Fixed Accounts.........................  15
   Dollar Cost Averaging Program................................  15
   Automatic Asset Rebalancing Program..........................  16
   Return Plus Program..........................................  16
   Transfers During the Accumulation Phase......................  16
   Short-Term Trading Policies..................................  17
   Transfers During the Income Phase............................  19
   Voting Rights................................................  19
ACCESS TO YOUR MONEY............................................  19
   Systematic Withdrawal Program................................  20
DEATH BENEFIT...................................................  20
   Beneficiary Continuation Programs............................  21
   Death Benefit Defined Terms..................................  22
   Death Benefit Options........................................  22
   Optional EstatePlus Benefit..................................  24
   Spousal Continuation.........................................  25
EXPENSES........................................................  25
   Separate Account Charges.....................................  25
   Underlying Fund Expenses.....................................  27
   Transfer Fee.................................................  28
   Optional EstatePlus Fee......................................  28
   Premium Tax..................................................  28
   Income Taxes.................................................  28
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  28
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  28
ANNUITY INCOME OPTIONS..........................................  30
   The Income Phase.............................................  30
   Annuity Income Options.......................................  31
   Fixed or Variable Annuity Income Payments....................  32
   Annuity Income Payments......................................  32
   Deferment of Payments........................................  32
   The Income Protector Feature.................................  32
TAXES...........................................................  33
   Annuity Contracts in General.................................  33
   Tax Treatment of Purchase Payments...........................  34
   Tax Treatment of Distributions...............................  34
   Required Minimum Distributions...............................  36
   Tax Treatment of Death Benefits..............................  36
   Contracts Owned by a Trust or Corporation....................  37
   Withholding..................................................  37
   Gifts, Pledges and/or Assignments of a Contract..............  37
   Diversification and Investor Control.........................  38
   Our Taxes....................................................  38
OTHER INFORMATION...............................................  38
   The Distributor..............................................  38
   The Company..................................................  38
   The Separate Account.........................................  39
   The General Account..........................................  39
   Guarantee of Insurance Obligations...........................  40
   Financial Statements.........................................  40
   Administration...............................................  41
   Legal Proceedings............................................  41
   Registration Statements......................................  41
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  42
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. B-1
APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA").................... C-1
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE
  OPERATION OF THE INCOME PROTECTOR FEATURE..................... D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... E-1
APPENDIX F - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS
  ISSUED PRIOR TO FEBRUARY 6, 2017.............................. F-1


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first NYSE business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange.


OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.


PURCHASE PAYMENTS LIMIT - $1,500,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Lord Abbett Series Fund, Inc., and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The PolarisII A-Class Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Gross Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARISIIA-CLASS VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARISII A-CLASS VARIABLE ANNUITY AND EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM SALES CHARGE
(as a percentage of each Purchase Payment)(1)........ 5.75%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE........ None


SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Mortality and Expense Risk Fees.................. 0.70%
  Distribution Expense Charge...................... 0.15%
  Optional EstatePlus Fee(3)....................... 0.25%
                                                    ----
     Total Separate Account Annual Expenses........ 1.10%
                                                    ====

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2019)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND EXPENSES     MINIMUM(4)   MAXIMUM(4)
---------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses
and 12b-1 fees, if applicable)..........    0.50%        1.26%



FOOTNOTES TO THE FEE TABLE:

 1 Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE
   SEE EXPENSES SECTION BELOW.


                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED                PERCENTAGE OF GROSS
IN SALES CHARGE SECTION)                  PURCHASE PAYMENT INVESTED
---------------------------------------- --------------------------
  Less than $50,000.....................           5.75%
  $50,000 but less than $100,000........           4.75%
  $100,000 but less than $250,000.......           3.50%
  $250,000 but less than $500,000.......           2.50%
  $500,000 but less than $1,000,000.....           2.00%
  $1,000,000 or more....................           0.50%

 A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.


 4 The maximum and minimum expenses are for Underlying Funds of SunAmerica
   Series Trust, as of its fiscal year ended January 31, 2019. For the maximum expense, there is a contractual agreement with SunAmerica Series Trust under which it will waive 0.10% of its fee and the fee is 1.16% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.16%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The below expense examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. A maximum sales charge of 5.75% is used because of the $10,000 investment amount. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.26%*)


(1)   If you surrender your contract at the end of the applicable time period:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $791     $1,260      $1,754      $3,109


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $791     $1,260      $1,754      $3,109



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.50%)


(1)   If you surrender your contract at the end of the applicable time:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $705     $978        $1,272      $2,105

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $705     $978        $1,272      $2,105

EXPLANATION OF EXPENSE EXAMPLES

1. A maximum sales charge of 5.75% is used in both the maximum and minimum examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge.

2. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


3. * The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.10% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       7

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARISII A-CLASS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.

This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         PURCHASING A POLARISII A-CLASS

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


                                       8



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.


MINIMUM INITIAL AND SUBSEQUENT GROSS PURCHASE PAYMENTS


                                                              MINIMUM
                         MINIMUM            MINIMUM          AUTOMATIC
                         INITIAL          SUBSEQUENT         SUBSEQUENT
                     GROSS PURCHASE     GROSS PURCHASE     GROSS PURCHASE
                         PAYMENT            PAYMENT           PAYMENT
    Qualified(1)    $2,000             $250               $100
        Non-
    Qualified(1)    $5,000             $500               $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Gross Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF GROSS PURCHASE PAYMENTS

Gross Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Annuity Service Center.


Regular Mail:

Gross Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330


Express Delivery:


Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. If a broker-dealer is deemed to be our agent, Gross Purchase Payments will be priced as of the time they are received by the broker-dealer.


                                       9



You assume any risk in market fluctuations if you submit your Gross Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Gross Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Gross Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Gross Purchase Payments , if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Gross Purchase Payment as of the date such Gross Purchase Payment is priced.

     o An initial Gross Purchase Payment is received by us in Good Order BEFORE Market Close, the Gross Purchase Payment will be priced within two NYSE business days after it is received.

If the Gross Purchase Payment is received in Good Order AFTER Market Close, the Gross Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Gross Purchase Payment as of the date such Gross Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Gross Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Gross Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look


                                       10



request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


    ASSET ALLOCATION     BOND     STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.


                                       11




You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


                                       12

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


THE FOLLOWING AVAILABLE VARIABLE PORTFOLIOS ARE GROUPED BY ASSET CLASS AND
                             LISTED ALPHABETICALLY.


ASSET ALLOCATION



UNDERLYING FUNDS                      MANAGED BY:                                  TRUST
-----------------------------------   ------------------------------------------   ------
 American Funds Asset Allocation      Capital Research and Management Company      AFIS
 SA JPMorgan Diversified Balanced     J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return(1)               Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation              Principal Global Investors, LLC              AST


1 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                               MANAGED BY:                                                            TRUST
--------------------------------------------   --------------------------------------------------------------------   ------
 SA DFA Ultra Short Bond                       Dimensional Fund Advisors LP                                           SAST
 SA Federated Corporate Bond                   Federated Investment Management Company                                SAST
 SA Goldman Sachs Global Bond                  Goldman Sachs Asset Management International                           SAST
 SA JPMorgan MFS Core Bond                     J.P. Morgan Investment Management Inc. and Massachusetts Financial     SAST
                                               Services Company
 SA PineBridge High-Yield Bond                 PineBridge Investments LLC                                             SAST
 SA Wellington Government and Quality Bond     Wellington Management Company LLP                                      AST

STOCK



UNDERLYING FUNDS                                 MANAGED BY:                                      TRUST
----------------------------------------------   ----------------------------------------------   ------
 American Funds Global Growth                    Capital Research and Management Company          AFIS
 American Funds Growth                           Capital Research and Management Company          AFIS
 American Funds Growth-Income                    Capital Research and Management Company          AFIS
 Invesco V.I. American Franchise Fund(2)         Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(2)                   Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund             Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Mid Cap Stock                       Lord, Abbett & Co. LLC                           LASF
 SA AB Growth                                    AllianceBernstein L.P.                           SAST
 SA Columbia Technology                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street(2)                       SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate     FIAM LLC                                         SAST
 SA Invesco Growth Opportunities                 Invesco Advisers, Inc.                           SAST
 SA JPMorgan Emerging Markets                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth                      J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value                Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust(2)         Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap            Oppenheimer Funds, Inc.                          SAST
 SA Putnam International Growth and Income       Putnam Investment Management, LLC                SAST
 SA Wellington Capital Appreciation              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth                   Wells Capital Management Incorporated            SAST


2 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


                                       13




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see Appendix F - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


                                       14



Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If your contract offered Fixed Accounts subject to a market value adjustment, please see Appendix C -Market Value Adjustment ("MVA") in this prospectus for additional information.



DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you choose to allocate subsequent Gross Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate


                                       15



applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will


                                       16



not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.

TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.


                                       17



     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example


For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).



ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not


                                       18



enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.



MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM        MINIMUM
                           WITHDRAWAL       CONTRACT
                             AMOUNT         VALUE(1)
 Partial Withdrawal       $1,000         $500(2)
 Systematic Withdrawal    $  100         $500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $500 after a withdrawal.

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract


                                       19



value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 business days. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the


                                       20



timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.


If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.


If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of annuity income payments over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o The Beneficiary may withdraw all or a portion of the contract value at any time.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy


                                       21



Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Optional features, including Death Benefits, that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Investment Options

The Beneficiary may transfer funds among the available investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.


DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must have been made at the time you purchased your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER JUNE 1, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary; or


                                       22



     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

The Purchase Payment Accumulation option may not be available to Washington contract owners. Please check with your financial representative for availability.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced by any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments, since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BEFORE OCTOBER 24, 2001:


                                       23



OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2.   total Gross Purchase Payments less withdrawals; or

     3. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2.   total Gross Purchase Payments less withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and


                                       24



may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Sales Charge

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Transfer Fee

     o     Optional EstatePlus Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY IN APPENDIX E FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.


                                       25



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UPFRONT SALES CHARGE

We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.   The sum of:

          (a)        the Gross Purchase Payment amount;

          (b)        the current contract value of this contract; and

          (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.   The amount, if any, you agree to contribute to this contract.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                        GROSS PURCHASE
INVESTMENT AMOUNT                      PAYMENT INVESTED
 Less than $50,000                                5.75%
 $ 50,000 but less than $100,000                  4.75%
 $100,000 but less than $250,000                  3.50%
 $250,000 but less than $500,000                  2.50%
 $500,000 but less than $1,000,000                2.00%
 $1,000,000 or more                              0.50%*

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.


     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form, if applicable. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the


                                       26



13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. PLEASE SEE RIGHTS OF ACCUMULATION BELOW. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.


RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.


     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend, or terminate this program at any time.


PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


                                       27



12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain


                                       28



previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended,


                                       29



the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.

CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?

If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below upon your request. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period. If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future.

In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for Extension Periods you must notify us that you want to extend your Accumulation Phase.

If you do not notify us that you wish to enter an Extension Period, your contract will be annuitized on the Latest Annuity Date using the default option specified below. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center.

EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.

We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:

     (1) a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and

     (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.

If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above,


                                       30



we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.

We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract owners.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


                                       31



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive annuity income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

    (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.


ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving annuity income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed


                                       32



minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

    (a) is equal to your income benefit base as of your income benefit date, and;

    (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the annuity income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected annuity income option. The annuity income options available when using the Income Protector feature to receive your retirement annuity income are:

     o     Life Annuity with 10 Years Guaranteed, or

     o     Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving annuity income payments, we will calculate your annuity income payments using both your income benefit base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive annuity income payments using the Income Protector feature your annuity income payments will be fixed in amount. You are not required to use the Income Protector feature to receive annuity income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original Owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. PLEASE SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)


                                       33



     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.

TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such


                                       34



contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity


                                       35



(TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as optional death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are


                                       36



purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost


                                       37



basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.


                                       38



The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for


                                       39



death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.


GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract Owners, individual certificate holders and group unallocated contract Owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

                                       40



ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


                                       41

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       42

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                  FISCAL           FISCAL
                                                                   YEAR             YEAR           8 MONTHS
                                                                   ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/09          4/30/10         12/31/10
============================================================ ================ ================ ================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. (a)$16.787       (a)$12.412       (a)$15.640
                                                             (b)$16.566       (b)$12.218       (b)$15.357
 Ending AUV................................................. (a)$12.412       (a)$15.640       (a)$16.764
                                                                (b)$12.218       (b)$15.357       (b)$16.433
 Ending Number of AUs....................................... (a)10,871,466    (a)9,416,532     (a)8,446,911
                                                             (b)726,040       (b)656,678       (b)588,272

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................    (a)$24.374       (a)$16.058       (a)$22.164
                                                                (b)$24.051       (b)$15.806       (b)$21.761
 Ending AUV.................................................    (a)$16.058       (a)$22.164       (a)$24.316
                                                                (b)$15.806       (b)$21.761       (b)$23.834
 Ending Number of AUs....................................... (a)6,610,242     (a)5,854,528     (a)5,256,520
                                                             (b)406,575       (b)374,683       (b)339,692

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................    (a)$21.938       (a)$13.684       (a)$18.985
                                                                (b)$21.642       (b)$13.467       (b)$18.636
 Ending AUV.................................................    (a)$13.684       (a)$18.985       (a)$20.908
                                                                (b)$13.467       (b)$18.636       (b)$20.489
 Ending Number of AUs....................................... (a)7,536,570     (a)6,571,582     (a)5,784,278
                                                             (b)610,723       (b)525,912       (b)493,865

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................    (a)$18.613       (a)$12.268       (a)$16.452
                                                                (b)$18.346       (b)$12.062       (b)$16.135
 Ending AUV.................................................    (a)$12.268       (a)$16.452       (a)$17.328
                                                                (b)$12.062       (b)$16.135       (b)$16.966
 Ending Number of AUs....................................... (a)14,937,430    (a)13,220,804    (a)11,916,324
                                                             (b)1,030,462     (b)875,636       (b)780,318

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................    (a)$11.075        (a)$7.116       (a)$10.360
                                                                (b)$10.936        (b)$7.009       (b)$10.179
 Ending AUV.................................................     (a)$7.116       (a)$10.360       (a)$11.394
                                                                 (b)$7.009       (b)$10.179       (b)$11.176
 Ending Number of AUs....................................... (a)522,361       (a)513,670       (a)433,643
                                                             (b)63,843        (b)56,874        (b)53,057

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................    (a)$13.302        (a)$8.709       (a)$12.243
                                                                (b)$13.092        (b)$8.550       (b)$11.989
 Ending AUV.................................................     (a)$8.709       (a)$12.243       (a)$13.167
                                                                 (b)$8.550       (b)$11.989       (b)$12.872
 Ending Number of AUs....................................... (a)10,586,387    (a)8,894,638     (a)7,835,129
                                                             (b)774,326       (b)662,081       (b)598,949

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................    (a)$15.388       (a)$10.260       (a)$14.426
                                                                (b)$15.116       (b)$10.054       (b)$14.101
 Ending AUV.................................................    (a)$10.260       (a)$14.426       (a)$14.956
                                                                (b)$10.054       (b)$14.101       (b)$14.594
 Ending Number of AUs....................................... (a)8,089,285     (a)7,037,061     (a)6,281,264
                                                             (b)653,266       (b)556,547       (b)488,565

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/02)
 Beginning AUV..............................................    (a)$13.707        (a)$8.609       (a)$11.967
                                                                (b)$13.504        (b)$8.460       (b)$11.731
 Ending AUV.................................................     (a)$8.609       (a)$11.967       (a)$12.591
                                                                 (b)$8.460       (b)$11.731       (b)$12.322
 Ending Number of AUs....................................... (a)8,363,368     (a)7,238,528     (a)6,333,282
                                                             (b)668,173       (b)542,230       (b)464,156

-------------------------------------------------------------



                                                                  FISCAL          FISCAL          FISCAL          FISCAL
                                                                   YEAR            YEAR            YEAR            YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/11        12/31/12        12/31/13        12/31/14
============================================================ =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. (a)$16.764      (a)$16.837      (a)$19.397      (a)$23.791
                                                             (b)$16.433      (b)$16.464      (b)$18.920      (b)$23.147
 Ending AUV................................................. (a)$16.837      (a)$19.397      (a)$23.791      (a)$24.862
                                                               (b)$16.464      (b)$18.920      (b)$23.147      (b)$24.130
 Ending Number of AUs....................................... (a)7,099,865    (a)5,983,965    (a)5,062,984    (a)4,223,663
                                                             (b)509,157      (b)421,821      (b)385,501      (b)339,533

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................   (a)$24.316      (a)$21.968      (a)$26.696      (a)$34.195
                                                               (b)$23.834      (b)$21.479      (b)$26.036      (b)$33.267
 Ending AUV.................................................   (a)$21.968      (a)$26.696      (a)$34.195      (a)$34.690
                                                               (b)$21.479      (b)$26.036      (b)$33.267      (b)$33.664
 Ending Number of AUs....................................... (a)4,338,191    (a)3,502,134    (a)2,922,702    (a)2,486,831
                                                             (b)284,301      (b)240,796      (b)227,823      (b)201,166

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................   (a)$20.908      (a)$19.845      (a)$23.196      (a)$29.925
                                                               (b)$20.489      (b)$19.398      (b)$22.618      (b)$29.106
 Ending AUV.................................................   (a)$19.845      (a)$23.196      (a)$29.925      (a)$32.197
                                                               (b)$19.398      (b)$22.618      (b)$29.106      (b)$31.238
 Ending Number of AUs....................................... (a)4,742,564    (a)3,829,921    (a)3,167,380    (a)2,660,386
                                                             (b)422,244      (b)366,715      (b)330,423      (b)283,504

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................   (a)$17.328      (a)$16.867      (a)$19.648      (a)$26.009
                                                               (b)$16.966      (b)$16.473      (b)$19.141      (b)$25.276
 Ending AUV.................................................   (a)$16.867      (a)$19.648      (a)$26.009      (a)$28.532
                                                               (b)$16.473      (b)$19.141      (b)$25.276      (b)$27.658
 Ending Number of AUs....................................... (a)9,871,686    (a)8,266,905    (a)6,698,881    (a)5,538,327
                                                             (b)678,844      (b)577,747      (b)496,310      (b)419,454

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................   (a)$11.394      (a)$10.576      (a)$11.891      (a)$16.484
                                                               (b)$11.176      (b)$10.347      (b)$11.605      (b)$16.048
 Ending AUV.................................................   (a)$10.576      (a)$11.891      (a)$16.484      (a)$17.679
                                                               (b)$10.347      (b)$11.605      (b)$16.048      (b)$17.169
 Ending Number of AUs....................................... (a)358,575      (a)279,997      (a)211,258      (a)185,261
                                                             (b)36,598       (b)34,491       (b)23,057       (b)22,195

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................   (a)$13.167      (a)$12.780      (a)$15.070      (a)$20.271
                                                               (b)$12.872      (b)$12.463      (b)$14.659      (b)$19.669
 Ending AUV.................................................   (a)$12.780      (a)$15.070      (a)$20.271      (a)$21.928
                                                               (b)$12.463      (b)$14.659      (b)$19.669      (b)$21.224
 Ending Number of AUs....................................... (a)6,433,507    (a)5,193,993    (a)4,268,706    (a)3,557,920
                                                             (b)484,043      (b)423,070      (b)384,447      (b)342,028

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................   (a)$14.956      (a)$14.494      (a)$16.433      (a)$21.797
                                                               (b)$14.594      (b)$14.108      (b)$15.955      (b)$21.110
 Ending AUV.................................................   (a)$14.494      (a)$16.433      (a)$21.797      (a)$23.766
                                                               (b)$14.108      (b)$15.955      (b)$21.110      (b)$22.960
 Ending Number of AUs....................................... (a)5,098,341    (a)4,117,756    (a)3,431,098    (a)2,903,274
                                                             (b)408,304      (b)364,300      (b)314,142      (b)267,495

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/02)
 Beginning AUV..............................................   (a)$12.591      (a)$11.726      (a)$13.032      (a)$17.561
                                                               (b)$12.322      (b)$11.446      (b)$12.689      (b)$17.057
 Ending AUV.................................................   (a)$11.726      (a)$13.032      (a)$17.561      (a)$18.745
                                                               (b)$11.446      (b)$12.689      (b)$17.057      (b)$18.162
 Ending Number of AUs....................................... (a)5,102,037    (a)4,150,181    (a)3,397,201    (a)2,789,509
                                                             (b)388,172      (b)336,156      (b)287,630      (b)267,602

-------------------------------------------------------------



                                                                  FISCAL          FISCAL          FISCAL          FISCAL
                                                                   YEAR            YEAR            YEAR            YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/15        12/31/16        12/31/17        12/31/18
============================================================ =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. (a)$24.862      (a)$24.997      (a)$27.118      (a)$31.254
                                                             (b)$24.130      (b)$24.199      (b)$26.188      (b)$30.106
 Ending AUV................................................. (a)$24.997      (a)$27.118      (a)$31.254      (a)$29.561
                                                               (b)$24.199      (b)$26.188      (b)$30.106      (b)$28.404
 Ending Number of AUs....................................... (a)3,671,383    (a)3,200,989    (a)2,902,168    (a)2,568,458
                                                             (b)319,755      (b)287,468      (b)277,352      (b)258,500

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................   (a)$34.690      (a)$36.783      (a)$36.699      (a)$47.841
                                                               (b)$33.664      (b)$35.606      (b)$35.436      (b)$46.080
 Ending AUV.................................................   (a)$36.783      (a)$36.699      (a)$47.841      (a)$43.144
                                                               (b)$35.606      (b)$35.436      (b)$46.080      (b)$41.451
 Ending Number of AUs....................................... (a)2,152,152    (a)1,924,225    (a)1,712,346    (a)1,521,085
                                                             (b)183,710      (b)168,602      (b)161,798      (b)140,207

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................   (a)$32.197      (a)$34.113      (a)$37.035      (a)$47.112
                                                               (b)$31.238      (b)$33.015      (b)$35.753      (b)$45.368
 Ending AUV.................................................   (a)$34.113      (a)$37.035      (a)$47.112      (a)$46.595
                                                               (b)$33.015      (b)$35.753      (b)$45.368      (b)$44.757
 Ending Number of AUs....................................... (a)2,275,384    (a)2,013,274    (a)1,769,078    (a)1,572,548
                                                             (b)258,841      (b)239,585      (b)225,071      (b)202,912

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................   (a)$28.532      (a)$28.702      (a)$31.738      (a)$38.514
                                                               (b)$27.658      (b)$27.753      (b)$30.613      (b)$37.056
 Ending AUV.................................................   (a)$28.702      (a)$31.738      (a)$38.514      (a)$37.504
                                                               (b)$27.753      (b)$30.613      (b)$37.056      (b)$35.993
 Ending Number of AUs....................................... (a)4,704,124    (a)4,093,769    (a)3,584,878    (a)3,135,157
                                                             (b)393,210      (b)353,930      (b)327,197      (b)296,201

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................   (a)$17.679      (a)$18.362      (a)$18.574      (a)$23.395
                                                               (b)$17.169      (b)$17.787      (b)$17.948      (b)$22.550
 Ending AUV.................................................   (a)$18.362      (a)$18.574      (a)$23.395      (a)$22.294
                                                               (b)$17.787      (b)$17.948      (b)$22.550      (b)$21.435
 Ending Number of AUs....................................... (a)153,578      (a)139,310      (a)125,346      (a)104,282
                                                             (b)20,362       (b)19,488       (b)19,872       (b)19,616

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................   (a)$21.928      (a)$20.396      (a)$23.659      (a)$27.583
                                                               (b)$21.224      (b)$19.691      (b)$22.785      (b)$26.498
 Ending AUV.................................................   (a)$20.396      (a)$23.659      (a)$27.583      (a)$23.966
                                                               (b)$19.691      (b)$22.785      (b)$26.498      (b)$22.965
 Ending Number of AUs....................................... (a)3,087,408    (a)2,642,163    (a)2,278,659    (a)2,011,989
                                                             (b)323,762      (b)288,310      (b)267,556      (b)226,373

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV..............................................   (a)$23.766      (a)$22.784      (a)$26.981      (a)$30.509
                                                               (b)$22.960      (b)$21.957      (b)$25.937      (b)$29.255
 Ending AUV.................................................   (a)$22.784      (a)$26.981      (a)$30.509      (a)$26.138
                                                               (b)$21.957      (b)$25.937      (b)$29.255      (b)$25.000
 Ending Number of AUs....................................... (a)2,490,700    (a)2,139,302    (a)1,868,862    (a)1,652,286
                                                             (b)250,366      (b)222,187      (b)203,214      (b)179,872

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/02)
 Beginning AUV..............................................   (a)$18.745      (a)$18.054      (a)$20.965      (a)$23.570
                                                               (b)$18.162      (b)$17.449      (b)$20.212      (b)$22.667
 Ending AUV.................................................   (a)$18.054      (a)$20.965      (a)$23.570      (a)$21.466
                                                               (b)$17.449      (b)$20.212      (b)$22.667      (b)$20.591
 Ending Number of AUs....................................... (a)2,379,035    (a)2,050,106    (a)1,790,675    (a)1,543,683
                                                             (b)250,648      (b)216,583      (b)195,107      (b)178,151

-------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.


                                      A-1



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR           8 MONTHS
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/09          4/30/10         12/31/10
================================================================= ================ ================ ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/01/02)
 Beginning AUV................................................... (a)$14.292        (a)$9.091       (a)$13.089
                                                                  (b)$14.080        (b)$8.933       (b)$12.830
 Ending AUV......................................................  (a)$9.091       (a)$13.089       (a)$14.566
                                                                   (b)$8.933       (b)$12.830       (b)$14.254
 Ending Number of AUs............................................ (a)5,899,055     (a)4,991,781     (a)4,354,723
                                                                  (b)434,728       (b)379,940       (b)343,879

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV...................................................  (a)$8.511        (a)$5.846        (a)$7.870
                                                                   (b)$8.359        (b)$5.727        (b)$7.690
 Ending AUV......................................................  (a)$5.846        (a)$7.870        (a)$8.368
                                                                   (b)$5.727        (b)$7.690        (b)$8.164
 Ending Number of AUs............................................ (a)652,110       (a)566,485       (a)479,042
                                                                  (b)52,827        (b)41,321        (b)35,902

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV...................................................  (a)$2.419        (a)$1.570        (a)$2.212
                                                                   (b)$2.375        (b)$1.538        (b)$2.162
 Ending AUV......................................................  (a)$1.570        (a)$2.212        (a)$2.450
                                                                   (b)$1.538        (b)$2.162        (b)$2.390
 Ending Number of AUs............................................ (a)149,338       (a)183,965       (a)152,843
                                                                  (b)11,983        (b)21,359        (b)21,974

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$11.983       (a)$11.954       (a)$11.845
                                                                  (b)$11.797       (b)$11.740       (b)$11.603
 Ending AUV...................................................... (a)$11.954       (a)$11.845       (a)$11.759
                                                                  (b)$11.740       (b)$11.603       (b)$11.499
 Ending Number of AUs............................................ (a)2,984,921     (a)1,192,912     (a)984,528
                                                                  (b)118,712       (b)53,420        (b)66,734

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 1 Shares
(Inception Date - 1/03/00)
 Beginning AUV................................................... (a)$14.886       (a)$10.204       (a)$14.037
                                                                  (b)$14.651       (b)$10.018       (b)$13.745
 Ending AUV...................................................... (a)$10.204       (a)$14.037       (a)$15.119
                                                                  (b)$10.018       (b)$13.745       (b)$14.780
 Ending Number of AUs............................................ (a)48,761        (a)62,623        (a)55,259
                                                                  (b)8,358         (b)4,792         (b)4,760

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV................................................... (a)$15.651       (a)$15.160       (a)$19.281
                                                                  (b)$15.366       (b)$14.847       (b)$18.835
 Ending AUV...................................................... (a)$15.160       (a)$19.281       (a)$20.177
                                                                  (b)$14.847       (b)$18.835       (b)$19.678
 Ending Number of AUs............................................ (a)4,476,930     (a)3,803,604     (a)3,392,778
                                                                  (b)301,435       (b)257,190       (b)222,389

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 2/07/00)
 Beginning AUV................................................... (a)$33.460       (a)$16.906       (a)$26.381
                                                                  (b)$32.874       (b)$16.569       (b)$25.790
 Ending AUV...................................................... (a)$16.906       (a)$26.381       (a)$27.713
                                                                  (b)$16.569       (b)$25.790       (b)$27.047
 Ending Number of AUs............................................ (a)179,780       (a)138,210       (a)117,055
                                                                  (b)10,418        (b)9,267         (b)8,120

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$15.509       (a)$14.851       (a)$16.518
                                                                  (b)$15.234       (b)$14.551       (b)$16.144
 Ending AUV...................................................... (a)$14.851       (a)$16.518       (a)$17.429
                                                                  (b)$14.551       (b)$16.144       (b)$17.006
 Ending Number of AUs............................................ (a)810,972       (a)703,939       (a)659,357
                                                                  (b)77,287        (b)86,785        (b)78,929

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/01/02)
 Beginning AUV................................................... (a)$14.566       (a)$13.863       (a)$15.745
                                                                  (b)$14.254       (b)$13.532       (b)$15.331
 Ending AUV...................................................... (a)$13.863       (a)$15.745       (a)$20.346
                                                                  (b)$13.532       (b)$15.331       (b)$19.762
 Ending Number of AUs............................................ (a)3,448,310     (a)2,715,260     (a)2,271,718
                                                                  (b)292,377       (b)252,838       (b)218,203

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV...................................................  (a)$8.368        (a)$8.107        (a)$9.372
                                                                   (b)$8.164        (b)$7.889        (b)$9.098
 Ending AUV......................................................  (a)$8.107        (a)$9.372       (a)$12.773
                                                                   (b)$7.889        (b)$9.098       (b)$12.368
 Ending Number of AUs............................................ (a)371,570       (a)326,427       (a)254,428
                                                                  (b)24,342        (b)21,987        (b)19,827

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV...................................................  (a)$2.450        (a)$2.298        (a)$2.456
                                                                   (b)$2.390        (b)$2.236        (b)$2.384
 Ending AUV......................................................  (a)$2.298        (a)$2.456        (a)$3.066
                                                                   (b)$2.236        (b)$2.384        (b)$2.969
 Ending Number of AUs............................................ (a)117,091       (a)105,568       (a)93,613
                                                                  (b)22,146        (b)21,586        (b)21,423

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$11.759       (a)$11.627       (a)$11.501
                                                                  (b)$11.499       (b)$11.342       (b)$11.191
 Ending AUV...................................................... (a)$11.627       (a)$11.501       (a)$11.374
                                                                  (b)$11.342       (b)$11.191       (b)$11.040
 Ending Number of AUs............................................ (a)1,184,921     (a)901,469       (a)872,464
                                                                  (b)62,533        (b)47,474        (b)76,895

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 1 Shares
(Inception Date - 1/03/00)
 Beginning AUV................................................... (a)$15.119       (a)$16.892       (a)$19.064
                                                                  (b)$14.780       (b)$16.473       (b)$18.545
 Ending AUV...................................................... (a)$16.892       (a)$19.064       (a)$25.825
                                                                  (b)$16.473       (b)$18.545       (b)$25.059
 Ending Number of AUs............................................ (a)81,882        (a)92,155        (a)82,669
                                                                  (b)6,655         (b)5,654         (b)6,227

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV................................................... (a)$20.177       (a)$21.289       (a)$23.519
                                                                  (b)$19.678       (b)$20.711       (b)$22.822
 Ending AUV...................................................... (a)$21.289       (a)$23.519       (a)$23.646
                                                                  (b)$20.711       (b)$22.822       (b)$22.889
 Ending Number of AUs............................................ (a)2,799,036     (a)2,336,143     (a)1,978,479
                                                                  (b)194,787       (b)185,452       (b)169,114

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 2/07/00)
 Beginning AUV................................................... (a)$27.713       (a)$29.718       (a)$34.544
                                                                  (b)$27.047       (b)$28.931       (b)$33.546
 Ending AUV...................................................... (a)$29.718       (a)$34.544       (a)$33.537
                                                                  (b)$28.931       (b)$33.546       (b)$32.487
 Ending Number of AUs............................................ (a)104,510       (a)92,576        (a)78,932
                                                                  (b)7,305         (b)6,663         (b)7,598

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$17.429       (a)$18.275       (a)$18.825
                                                                  (b)$17.006       (b)$17.787       (b)$18.276
 Ending AUV...................................................... (a)$18.275       (a)$18.825       (a)$18.005
                                                                  (b)$17.787       (b)$18.276       (b)$17.436
 Ending Number of AUs............................................ (a)598,083       (a)524,753       (a)488,006
                                                                  (b)66,709        (b)59,880        (b)47,433

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/01/02)
 Beginning AUV................................................... (a)$20.346       (a)$22.499       (a)$21.463
                                                                  (b)$19.762       (b)$21.799       (b)$20.743
 Ending AUV...................................................... (a)$22.499       (a)$21.463       (a)$24.771
                                                                  (b)$21.799       (b)$20.743       (b)$23.880
 Ending Number of AUs............................................ (a)1,872,150     (a)1,658,678     (a)1,479,697
                                                                  (b)176,480       (b)164,842       (b)156,092

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$12.773       (a)$14.459       (a)$15.951
                                                                  (b)$12.368       (b)$13.966       (b)$15.368
 Ending AUV...................................................... (a)$14.459       (a)$15.951       (a)$16.261
                                                                  (b)$13.966       (b)$15.368       (b)$15.628
 Ending Number of AUs............................................ (a)208,958       (a)199,320       (a)176,284
                                                                  (b)15,849        (b)13,874        (b)9,628

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV...................................................  (a)$3.066        (a)$3.795        (a)$4.143
                                                                   (b)$2.969        (b)$3.666        (b)$3.991
 Ending AUV......................................................  (a)$3.795        (a)$4.143        (a)$4.799
                                                                   (b)$3.666        (b)$3.991        (b)$4.612
 Ending Number of AUs............................................ (a)72,815        (a)63,838        (a)76,116
                                                                  (b)20,780        (b)19,424        (b)8,870

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$11.374       (a)$11.246       (a)$11.127
                                                                  (b)$11.040       (b)$10.889       (b)$10.747
 Ending AUV...................................................... (a)$11.246       (a)$11.127       (a)$11.023
                                                                  (b)$10.889       (b)$10.747       (b)$10.620
 Ending Number of AUs............................................ (a)674,774       (a)490,024       (a)450,757
                                                                  (b)83,101        (b)74,779        (b)96,064

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 1 Shares
(Inception Date - 1/03/00)
 Beginning AUV................................................... (a)$25.825       (a)$28.361       (a)$28.702
                                                                  (b)$25.059       (b)$27.450       (b)$27.711
 Ending AUV...................................................... (a)$28.361       (a)$28.702       (a)$33.562
                                                                  (b)$27.450       (b)$27.711       (b)$32.323
 Ending Number of AUs............................................ (a)74,305        (a)72,358        (a)77,452
                                                                  (b)5,975         (b)5,886         (b)6,317

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV................................................... (a)$23.646       (a)$24.807       (a)$24.297
                                                                  (b)$22.889       (b)$23.953       (b)$23.401
 Ending AUV...................................................... (a)$24.807       (a)$24.297       (a)$26.199
                                                                  (b)$23.953       (b)$23.401       (b)$25.171
 Ending Number of AUs............................................ (a)1,694,885     (a)1,472,392     (a)1,306,866
                                                                  (b)164,064       (b)156,882       (b)139,321

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 2/07/00)
 Beginning AUV................................................... (a)$33.537       (a)$43.154       (a)$43.570
                                                                  (b)$32.487       (b)$41.698       (b)$41.995
 Ending AUV...................................................... (a)$43.154       (a)$43.570       (a)$46.929
                                                                  (b)$41.698       (b)$41.995       (b)$45.121
 Ending Number of AUs............................................ (a)65,513        (a)59,075        (a)50,916
                                                                  (b)6,699         (b)5,257         (b)4,752

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$18.005       (a)$17.792       (a)$17.135
                                                                  (b)$17.436       (b)$17.187       (b)$16.511
 Ending AUV...................................................... (a)$17.792       (a)$17.135       (a)$17.212
                                                                  (b)$17.187       (b)$16.511       (b)$16.545
 Ending Number of AUs............................................ (a)442,481       (a)409,034       (a)379,071
                                                                  (b)47,640        (b)46,746        (b)44,530

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/17         12/31/18
================================================================= ================ ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/01/02)
 Beginning AUV................................................... (a)$24.771       (a)$26.241
                                                                  (b)$23.880       (b)$25.234
 Ending AUV...................................................... (a)$26.241       (a)$22.105
                                                                  (b)$25.234       (b)$21.203
 Ending Number of AUs............................................ (a)1,322,009     (a)1,190,860
                                                                  (b)145,851       (b)124,319

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$16.261       (a)$21.284
                                                                  (b)$15.628       (b)$20.404
 Ending AUV...................................................... (a)$21.284       (a)$21.592
                                                                  (b)$20.404       (b)$20.648
 Ending Number of AUs............................................ (a)161,116       (a)1,048,659
                                                                  (b)9,423         (b)99,623

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV...................................................  (a)$4.799        (a)$6.433
                                                                   (b)$4.612        (b)$6.167
 Ending AUV......................................................  (a)$6.433        (a)$5.858
                                                                   (b)$6.167        (b)$5.602
 Ending Number of AUs............................................ (a)104,973       (a)91,717
                                                                  (b)19,680        (b)19,680

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$11.023       (a)$11.008
                                                                  (b)$10.620       (b)$10.578
 Ending AUV...................................................... (a)$11.008       (a)$11.083
                                                                  (b)$10.578       (b)$10.623
 Ending Number of AUs............................................ (a)440,268       (a)420,020
                                                                  (b)101,060       (b)75,594

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 1 Shares
(Inception Date - 1/03/00)
 Beginning AUV................................................... (a)$33.562       (a)$39.541
                                                                  (b)$32.323       (b)$37.987
 Ending AUV...................................................... (a)$39.541       (a)$39.086
                                                                  (b)$37.987       (b)$37.455
 Ending Number of AUs............................................ (a)71,198        (a)73,511
                                                                  (b)3,699         (b)3,671

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV................................................... (a)$26.199       (a)$27.703
                                                                  (b)$25.171       (b)$26.549
 Ending AUV...................................................... (a)$27.703       (a)$26.685
                                                                  (b)$26.549       (b)$25.509
 Ending Number of AUs............................................ (a)1,267,065     (a)1,119,223
                                                                  (b)120,678       (b)108,471

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 2/07/00)
 Beginning AUV................................................... (a)$46.929       (a)$49.039
                                                                  (b)$45.121       (b)$47.032
 Ending AUV...................................................... (a)$49.039       (a)$45.482
                                                                  (b)$47.032       (b)$43.511
 Ending Number of AUs............................................ (a)46,352        (a)38,814
                                                                  (b)4,052         (b)3,902

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$17.212       (a)$18.230
                                                                  (b)$16.545       (b)$17.479
 Ending AUV...................................................... (a)$18.230       (a)$17.626
                                                                  (b)$17.479       (b)$16.858
 Ending Number of AUs............................................ (a)378,174       (a)335,820
                                                                  (b)40,048        (b)36,220

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.


                                      A-2



                                                                      FISCAL           FISCAL
                                                                       YEAR             YEAR           8 MONTHS
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   4/30/09          4/30/10         12/31/10
================================================================ ================ ================ ================
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV..................................................  (a)$6.128        (a)$4.210        (a)$5.707
                                                                  (b)$6.377        (b)$4.369        (b)$5.908
 Ending AUV.....................................................  (a)$4.210        (a)$5.707        (a)$6.281
                                                                  (b)$4.369        (b)$5.908        (b)$6.492
 Ending Number of AUs........................................... (a)178,273       (a)260,390       (a)261,788
                                                                 (b)9,784         (b)21,785        (b)14,257

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV..................................................  (a)$9.784        (a)$7.537        (a)$9.691
                                                                  (b)$9.612        (b)$7.385        (b)$9.471
 Ending AUV.....................................................  (a)$7.537        (a)$9.691       (a)$10.219
                                                                  (b)$7.385        (b)$9.471        (b)$9.973
 Ending Number of AUs........................................... (a)413,958       (a)363,058       (a)342,428
                                                                 (b)10,146        (b)5,649         (b)6,322

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$31.527       (a)$16.855       (a)$25.785
                                                                 (b)$31.018       (b)$16.542       (b)$25.242
 Ending AUV..................................................... (a)$16.855       (a)$25.785       (a)$29.824
                                                                 (b)$16.542       (b)$25.242       (b)$29.147
 Ending Number of AUs........................................... (a)149,412       (a)165,853       (a)177,003
                                                                 (b)17,949        (b)21,735        (b)20,450

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV.................................................. (a)$10.387        (a)$6.508        (a)$8.551
                                                                 (b)$10.202        (b)$6.376        (b)$8.356
 Ending AUV.....................................................  (a)$6.508        (a)$8.551        (a)$9.088
                                                                  (b)$6.376        (b)$8.356        (b)$8.866
 Ending Number of AUs........................................... (a)890,341       (a)719,988       (a)576,360
                                                                 (b)52,933        (b)37,313        (b)33,809

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/08/99)
 Beginning AUV.................................................. (a)$11.209        (a)$6.560        (a)$9.042
                                                                 (b)$11.011        (b)$6.428        (b)$8.838
 Ending AUV.....................................................  (a)$6.560        (a)$9.042        (a)$9.850
                                                                  (b)$6.428        (b)$8.838        (b)$9.611
 Ending Number of AUs........................................... (a)265,221       (a)238,081       (a)225,255
                                                                 (b)12,226        (b)26,395        (b)24,907

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$15.599       (a)$16.622       (a)$18.317
                                                                 (b)$15.330       (b)$16.294       (b)$17.911
 Ending AUV..................................................... (a)$16.622       (a)$18.317       (a)$18.795
                                                                 (b)$16.294       (b)$17.911       (b)$18.348
 Ending Number of AUs........................................... (a)795,037       (a)960,283       (a)1,094,823
                                                                 (b)34,458        (b)57,174        (b)59,499

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV..................................................  (a)$9.688        (a)$6.420        (a)$8.979
                                                                  (b)$9.515        (b)$6.290        (b)$8.775
 Ending AUV.....................................................  (a)$6.420        (a)$8.979       (a)$10.164
                                                                  (b)$6.290        (b)$8.775        (b)$9.917
 Ending Number of AUs........................................... (a)332,920       (a)369,613       (a)382,344
                                                                 (b)28,782        (b)45,931        (b)42,261

-----------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.................................................. (a)$15.814       (a)$10.090       (a)$13.904
                                                                 (b)$15.528        (b)$9.883       (b)$13.584
 Ending AUV..................................................... (a)$10.090       (a)$13.904       (a)$14.791
                                                                  (b)$9.883       (b)$13.584       (b)$14.427
 Ending Number of AUs........................................... (a)5,007,070     (a)4,286,132     (a)3,781,992
                                                                 (b)434,075       (b)361,172       (b)326,827

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/11         12/31/12         12/31/13
================================================================ ================ ================ ================
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV..................................................  (a)$6.281        (a)$6.081        (a)$7.088
                                                                  (b)$6.492        (b)$6.269        (b)$7.290
 Ending AUV.....................................................  (a)$6.081        (a)$7.088        (a)$9.685
                                                                  (b)$6.269        (b)$7.290        (b)$9.935
 Ending Number of AUs........................................... (a)240,248       (a)214,441       (a)200,442
                                                                 (b)14,229        (b)16,170        (b)9,071

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.................................................. (a)$10.219       (a)$10.363       (a)$11.624
                                                                  (b)$9.973       (b)$10.087       (b)$11.286
 Ending AUV..................................................... (a)$10.363       (a)$11.624       (a)$13.772
                                                                 (b)$10.087       (b)$11.286       (b)$13.338
 Ending Number of AUs........................................... (a)337,401       (a)377,230       (a)372,568
                                                                 (b)8,970         (b)9,350         (b)7,664

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$29.824       (a)$21.857       (a)$25.736
                                                                 (b)$29.147       (b)$21.308       (b)$25.027
 Ending AUV..................................................... (a)$21.857       (a)$25.736       (a)$24.654
                                                                 (b)$21.308       (b)$25.027       (b)$23.915
 Ending Number of AUs........................................... (a)141,502       (a)102,406       (a)87,157
                                                                 (b)17,829        (b)14,481        (b)11,880

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV..................................................  (a)$9.088        (a)$9.762       (a)$11.010
                                                                  (b)$8.866        (b)$9.500       (b)$10.688
 Ending AUV.....................................................  (a)$9.762       (a)$11.010       (a)$14.384
                                                                  (b)$9.500       (b)$10.688       (b)$13.929
 Ending Number of AUs........................................... (a)467,904       (a)430,659       (a)356,003
                                                                 (b)29,007        (b)22,826        (b)25,246

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/08/99)
 Beginning AUV..................................................  (a)$9.850        (a)$8.752       (a)$10.143
                                                                  (b)$9.611        (b)$8.519        (b)$9.848
 Ending AUV.....................................................  (a)$8.752       (a)$10.143       (a)$12.693
                                                                  (b)$8.519        (b)$9.848       (b)$12.293
 Ending Number of AUs........................................... (a)200,924       (a)172,770       (a)158,015
                                                                 (b)24,642        (b)22,573        (b)12,183

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$18.795       (a)$19.823       (a)$21.085
                                                                 (b)$18.348       (b)$19.302       (b)$20.480
 Ending AUV..................................................... (a)$19.823       (a)$21.085       (a)$20.157
                                                                 (b)$19.302       (b)$20.480       (b)$19.529
 Ending Number of AUs........................................... (a)1,134,476     (a)1,088,611     (a)960,671
                                                                 (b)67,149        (b)79,146        (b)67,012

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV.................................................. (a)$10.164        (a)$9.481       (a)$10.910
                                                                  (b)$9.917        (b)$9.227       (b)$10.591
 Ending AUV.....................................................  (a)$9.481       (a)$10.910       (a)$15.406
                                                                  (b)$9.227       (b)$10.591       (b)$14.919
 Ending Number of AUs........................................... (a)346,585       (a)295,517       (a)270,689
                                                                 (b)25,500        (b)16,618        (b)30,171

-----------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.................................................. (a)$14.791       (a)$14.046       (a)$15.697
                                                                 (b)$14.427       (b)$13.666       (b)$15.234
 Ending AUV..................................................... (a)$14.046       (a)$15.697       (a)$20.807
                                                                 (b)$13.666       (b)$15.234       (b)$20.143
 Ending Number of AUs........................................... (a)3,088,508     (a)2,535,122     (a)2,108,818
                                                                 (b)280,607       (b)237,558       (b)199,413

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/14         12/31/15         12/31/16
================================================================ ================ ================ ================
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV..................................................  (a)$9.685        (a)$9.961        (a)$9.812
                                                                  (b)$9.935       (b)$10.193       (b)$10.015
 Ending AUV.....................................................  (a)$9.961        (a)$9.812       (a)$10.110
                                                                 (b)$10.193       (b)$10.015       (b)$10.294
 Ending Number of AUs........................................... (a)183,787       (a)168,614       (a)156,208
                                                                 (b)10,290        (b)8,577         (b)8,598

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.................................................. (a)$13.772       (a)$15.218       (a)$15.094
                                                                 (b)$13.338       (b)$14.702       (b)$14.545
 Ending AUV..................................................... (a)$15.218       (a)$15.094       (a)$16.038
                                                                 (b)$14.702       (b)$14.545       (b)$15.417
 Ending Number of AUs........................................... (a)331,324       (a)342,810       (a)291,799
                                                                 (b)26,148        (b)25,443        (b)25,655

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$24.654       (a)$23.006       (a)$19.555
                                                                 (b)$23.915       (b)$22.261       (b)$18.874
 Ending AUV..................................................... (a)$23.006       (a)$19.555       (a)$21.465
                                                                 (b)$22.261       (b)$18.874       (b)$20.666
 Ending Number of AUs........................................... (a)80,004        (a)84,070        (a)79,168
                                                                 (b)9,027         (b)9,785         (b)9,217

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV.................................................. (a)$14.384       (a)$16.274       (a)$15.785
                                                                 (b)$13.929       (b)$15.720       (b)$15.209
 Ending AUV..................................................... (a)$16.274       (a)$15.785       (a)$18.086
                                                                 (b)$15.720       (b)$15.209       (b)$17.383
 Ending Number of AUs........................................... (a)327,502       (a)284,531       (a)257,814
                                                                 (b)20,299        (b)15,575        (b)10,222

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/08/99)
 Beginning AUV.................................................. (a)$12.693       (a)$13.113       (a)$12.843
                                                                 (b)$12.293       (b)$12.668       (b)$12.376
 Ending AUV..................................................... (a)$13.113       (a)$12.843       (a)$13.455
                                                                 (b)$12.668       (b)$12.376       (b)$12.934
 Ending Number of AUs........................................... (a)169,035       (a)157,449       (a)124,217
                                                                 (b)13,230        (b)13,225        (b)11,402

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$20.157       (a)$20.947       (a)$20.746
                                                                 (b)$19.529       (b)$20.245       (b)$20.000
 Ending AUV..................................................... (a)$20.947       (a)$20.746       (a)$21.264
                                                                 (b)$20.245       (b)$20.000       (b)$20.449
 Ending Number of AUs........................................... (a)786,562       (a)680,700       (a)662,625
                                                                 (b)64,509        (b)53,359        (b)46,939

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV.................................................. (a)$15.406       (a)$16.997       (a)$17.356
                                                                 (b)$14.919       (b)$16.418       (b)$16.723
 Ending AUV..................................................... (a)$16.997       (a)$17.356       (a)$17.244
                                                                 (b)$16.418       (b)$16.723       (b)$16.574
 Ending Number of AUs........................................... (a)254,809       (a)226,055       (a)238,324
                                                                 (b)28,889        (b)29,188        (b)31,310

-----------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.................................................. (a)$20.807       (a)$22.021       (a)$22.121
                                                                 (b)$20.143       (b)$21.265       (b)$21.309
 Ending AUV..................................................... (a)$22.021       (a)$22.121       (a)$25.136
                                                                 (b)$21.265       (b)$21.309       (b)$24.153
 Ending Number of AUs........................................... (a)1,799,757     (a)1,528,731     (a)1,353,236
                                                                 (b)175,769       (b)159,587       (b)148,369

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL
                                                                       YEAR             YEAR
                                                                       ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/17         12/31/18
================================================================ ================ ===============
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV.................................................. (a)$10.110       (a)$12.516
                                                                 (b)$10.294       (b)$12.712
 Ending AUV..................................................... (a)$12.516       (a)$11.819
                                                                 (b)$12.712       (b)$11.974
 Ending Number of AUs........................................... (a)135,912       (a)119,627
                                                                 (b)6,388         (b)4,503

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.................................................. (a)$16.038       (a)$18.219
                                                                 (b)$15.417       (b)$17.470
 Ending AUV..................................................... (a)$18.219       (a)$16.672
                                                                 (b)$17.470       (b)$15.947
 Ending Number of AUs........................................... (a)272,835       (a)240,532
                                                                 (b)21,586        (b)40,883

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$21.465       (a)$30.283
                                                                 (b)$20.666       (b)$29.083
 Ending AUV..................................................... (a)$30.283       (a)$24.200
                                                                 (b)$29.083       (b)$23.183
 Ending Number of AUs........................................... (a)81,455        (a)80,791
                                                                 (b)8,907         (b)9,120

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV.................................................. (a)$18.086       (a)$21.213
                                                                 (b)$17.383       (b)$20.337
 Ending AUV..................................................... (a)$21.213       (a)$20.094
                                                                 (b)$20.337       (b)$19.216
 Ending Number of AUs........................................... (a)233,593       (a)200,701
                                                                 (b)9,735         (b)11,737

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/08/99)
 Beginning AUV.................................................. (a)$13.455       (a)$16.589
                                                                 (b)$12.934       (b)$15.907
 Ending AUV..................................................... (a)$16.589       (a)$14.627
                                                                 (b)$15.907       (b)$13.991
 Ending Number of AUs........................................... (a)113,449       (a)99,867
                                                                 (b)18,391        (b)18,783

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.................................................. (a)$21.264       (a)$21.918
                                                                 (b)$20.449       (b)$21.025
 Ending AUV..................................................... (a)$21.918       (a)$21.612
                                                                 (b)$21.025       (b)$20.679
 Ending Number of AUs........................................... (a)670,771       (a)642,477
                                                                 (b)47,460        (b)56,037

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV.................................................. (a)$17.244       (a)$22.168
                                                                 (b)$16.574       (b)$21.254
 Ending AUV..................................................... (a)$22.168       (a)$20.907
                                                                 (b)$21.254       (b)$19.994
 Ending Number of AUs........................................... (a)230,639       (a)195,721
                                                                 (b)35,944        (b)38,893

-----------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.................................................. (a)$25.136       (a)$30.052
                                                                 (b)$24.153       (b)$28.804
 Ending AUV..................................................... (a)$30.052       (a)$27.222
                                                                 (b)$28.804       (b)$26.026
 Ending Number of AUs........................................... (a)1,153,029     (a)1,029,186
                                                                 (b)140,631       (b)129,087

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.


                                      A-3



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR           8 MONTHS
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/09          4/30/10         12/31/10
================================================================= ================ ================ ================
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 9/05/00)
 Beginning AUV...................................................  (a)$6.476        (a)$4.444        (a)$5.916
                                                                   (b)$6.359        (b)$4.353        (b)$5.781
 Ending AUV......................................................  (a)$4.444        (a)$5.916        (a)$6.334
                                                                   (b)$4.353        (b)$5.781        (b)$6.179
 Ending Number of AUs............................................ (a)199,082       (a)183,359       (a)161,906
                                                                  (b)12,454        (b)13,361        (b)7,167

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$11.697        (a)$7.959       (a)$10.705
                                                                  (b)$11.493        (b)$7.800       (b)$10.465
 Ending AUV......................................................  (a)$7.959       (a)$10.705       (a)$11.200
                                                                   (b)$7.800       (b)$10.465       (b)$10.931
 Ending Number of AUs............................................ (a)346,626       (a)389,634       (a)372,994
                                                                  (b)41,953        (b)43,086        (b)31,973

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$16.059       (a)$12.638       (a)$15.674
                                                                  (b)$15.771       (b)$12.380       (b)$15.315
 Ending AUV...................................................... (a)$12.638       (a)$15.674       (a)$16.389
                                                                  (b)$12.380       (b)$15.315       (b)$15.987
 Ending Number of AUs............................................ (a)7,512,483     (a)6,581,973     (a)5,939,601
                                                                  (b)588,212       (b)536,316       (b)472,466

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV................................................... (a)$10.894        (a)$6.298        (a)$8.456
                                                                  (b)$10.709        (b)$6.176        (b)$8.271
 Ending AUV......................................................  (a)$6.298        (a)$8.456        (a)$9.291
                                                                   (b)$6.176        (b)$8.271        (b)$9.072
 Ending Number of AUs............................................ (a)441,337       (a)502,684       (a)461,739
                                                                  (b)37,625        (b)34,041        (b)34,072

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$12.514        (a)$8.514       (a)$11.310
                                                                  (b)$12.293        (b)$8.343       (b)$11.055
 Ending AUV......................................................  (a)$8.514       (a)$11.310       (a)$12.354
                                                                   (b)$8.343       (b)$11.055       (b)$12.055
 Ending Number of AUs............................................ (a)945,466       (a)779,174       (a)682,677
                                                                  (b)63,546        (b)54,638        (b)51,542

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV................................................... (a)$14.447       (a)$11.306       (a)$14.494
                                                                  (b)$14.197       (b)$11.083       (b)$14.172
 Ending AUV...................................................... (a)$11.306       (a)$14.494       (a)$15.507
                                                                  (b)$11.083       (b)$14.172       (b)$15.137
 Ending Number of AUs............................................ (a)472,482       (a)417,402       (a)435,388
                                                                  (b)10,616        (b)29,181        (b)36,216

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$14.932       (a)$11.134       (a)$15.265
                                                                  (b)$14.682       (b)$10.920       (b)$14.935
 Ending AUV...................................................... (a)$11.134       (a)$15.265       (a)$16.284
                                                                  (b)$10.920       (b)$14.935       (b)$15.904
 Ending Number of AUs............................................ (a)866,989       (a)827,876       (a)727,864
                                                                  (b)78,241        (b)60,457        (b)54,483

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$15.490        (a)$8.026       (a)$10.851
                                                                  (b)$15.220        (b)$7.866       (b)$10.609
 Ending AUV......................................................  (a)$8.026       (a)$10.851       (a)$11.642
                                                                   (b)$7.866       (b)$10.609       (b)$11.364
 Ending Number of AUs............................................ (a)869,397       (a)728,413       (a)676,602
                                                                  (b)68,061        (b)64,597        (b)60,719

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 9/05/00)
 Beginning AUV...................................................  (a)$6.334        (a)$5.929        (a)$6.560
                                                                   (b)$6.179        (b)$5.770        (b)$6.367
 Ending AUV......................................................  (a)$5.929        (a)$6.560        (a)$8.715
                                                                   (b)$5.770        (b)$6.367        (b)$8.438
 Ending Number of AUs............................................ (a)167,095       (a)161,607       (a)153,072
                                                                  (b)7,150         (b)7,022         (b)27,716

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$11.200       (a)$10.893       (a)$12.869
                                                                  (b)$10.931       (b)$10.604       (b)$12.497
 Ending AUV...................................................... (a)$10.893       (a)$12.869       (a)$16.821
                                                                  (b)$10.604       (b)$12.497       (b)$16.294
 Ending Number of AUs............................................ (a)343,551       (a)303,868       (a)288,979
                                                                  (b)24,355        (b)24,366        (b)39,622

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$16.389       (a)$16.563       (a)$18.281
                                                                  (b)$15.987       (b)$16.117       (b)$17.744
 Ending AUV...................................................... (a)$16.563       (a)$18.281       (a)$21.572
                                                                  (b)$16.117       (b)$17.744       (b)$20.886
 Ending Number of AUs............................................ (a)4,814,248     (a)4,021,191     (a)3,435,788
                                                                  (b)390,762       (b)343,731       (b)302,997

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV...................................................  (a)$9.291        (a)$7.867        (a)$9.153
                                                                   (b)$9.072        (b)$7.662        (b)$8.893
 Ending AUV......................................................  (a)$7.867        (a)$9.153       (a)$10.948
                                                                   (b)$7.662        (b)$8.893       (b)$10.610
 Ending Number of AUs............................................ (a)376,656       (a)296,921       (a)271,541
                                                                  (b)32,348        (b)35,474        (b)29,605

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$12.354       (a)$12.237       (a)$14.178
                                                                  (b)$12.055       (b)$11.910       (b)$13.765
 Ending AUV...................................................... (a)$12.237       (a)$14.178       (a)$18.447
                                                                  (b)$11.910       (b)$13.765       (b)$17.866
 Ending Number of AUs............................................ (a)547,143       (a)483,516       (a)416,036
                                                                  (b)40,750        (b)34,487        (b)26,174

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV................................................... (a)$15.507       (a)$15.518       (a)$17.225
                                                                  (b)$15.137       (b)$15.110       (b)$16.730
 Ending AUV...................................................... (a)$15.518       (a)$17.225       (a)$20.134
                                                                  (b)$15.110       (b)$16.730       (b)$19.507
 Ending Number of AUs............................................ (a)400,609       (a)368,413       (a)291,292
                                                                  (b)29,487        (b)26,419        (b)24,961

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$16.284       (a)$16.837       (a)$19.530
                                                                  (b)$15.904       (b)$16.404       (b)$18.980
 Ending AUV...................................................... (a)$16.837       (a)$19.530       (a)$20.896
                                                                  (b)$16.404       (b)$18.980       (b)$20.257
 Ending Number of AUs............................................ (a)613,082       (a)526,818       (a)466,402
                                                                  (b)41,959        (b)44,593        (b)33,039

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$11.642        (a)$9.952       (a)$11.968
                                                                  (b)$11.364        (b)$9.689       (b)$11.623
 Ending AUV......................................................  (a)$9.952       (a)$11.968       (a)$14.482
                                                                   (b)$9.689       (b)$11.623       (b)$14.030
 Ending Number of AUs............................................ (a)542,775       (a)471,407       (a)403,582
                                                                  (b)56,709        (b)52,679        (b)57,664

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 9/05/00)
 Beginning AUV...................................................  (a)$8.715        (a)$9.671       (a)$10.009
                                                                   (b)$8.438        (b)$9.340        (b)$9.643
 Ending AUV......................................................  (a)$9.671       (a)$10.009       (a)$10.555
                                                                   (b)$9.340        (b)$9.643       (b)$10.144
 Ending Number of AUs............................................ (a)133,133       (a)109,620       (a)93,422
                                                                  (b)11,009        (b)10,035        (b)4,744

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$16.821       (a)$18.492       (a)$18.376
                                                                  (b)$16.294       (b)$17.868       (b)$17.712
 Ending AUV...................................................... (a)$18.492       (a)$18.376       (a)$19.794
                                                                  (b)$17.868       (b)$17.712       (b)$19.031
 Ending Number of AUs............................................ (a)241,271       (a)226,217       (a)184,046
                                                                  (b)25,510        (b)18,601        (b)17,765

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$21.572       (a)$23.197       (a)$22.895
                                                                  (b)$20.886       (b)$22.403       (b)$22.056
 Ending AUV...................................................... (a)$23.197       (a)$22.895       (a)$24.761
                                                                  (b)$22.403       (b)$22.056       (b)$23.794
 Ending Number of AUs............................................ (a)2,921,360     (a)2,509,675     (a)2,181,889
                                                                  (b)284,565       (b)265,419       (b)236,133

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV................................................... (a)$10.948        (a)$9.938        (a)$9.880
                                                                  (b)$10.610        (b)$9.607        (b)$9.528
 Ending AUV......................................................  (a)$9.938        (a)$9.880        (a)$9.605
                                                                   (b)$9.607        (b)$9.528        (b)$9.239
 Ending Number of AUs............................................ (a)242,913       (a)223,066       (a)205,973
                                                                  (b)34,375        (b)32,294        (b)22,921

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$18.447       (a)$20.201       (a)$20.631
                                                                  (b)$17.866       (b)$19.516       (b)$19.881
 Ending AUV...................................................... (a)$20.201       (a)$20.631       (a)$22.842
                                                                  (b)$19.516       (b)$19.881       (b)$21.957
 Ending Number of AUs............................................ (a)368,587       (a)301,505       (a)249,179
                                                                  (b)23,568        (b)22,907        (b)21,357

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV................................................... (a)$20.134       (a)$21.453       (a)$20.905
                                                                  (b)$19.507       (b)$20.733       (b)$20.153
 Ending AUV...................................................... (a)$21.453       (a)$20.905       (a)$22.962
                                                                  (b)$20.733       (b)$20.153       (b)$22.081
 Ending Number of AUs............................................ (a)260,469       (a)214,622       (a)193,604
                                                                  (b)17,356        (b)16,815        (b)16,433

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$20.896       (a)$20.895       (a)$19.828
                                                                  (b)$20.257       (b)$20.205       (b)$19.126
 Ending AUV...................................................... (a)$20.895       (a)$19.828       (a)$23.249
                                                                  (b)$20.205       (b)$19.126       (b)$22.370
 Ending Number of AUs............................................ (a)393,026       (a)340,907       (a)310,708
                                                                  (b)38,188        (b)35,702        (b)34,237

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$14.482       (a)$13.003       (a)$12.686
                                                                  (b)$14.030       (b)$12.565       (b)$12.228
 Ending AUV...................................................... (a)$13.003       (a)$12.686       (a)$12.768
                                                                  (b)$12.565       (b)$12.228       (b)$12.277
 Ending Number of AUs............................................ (a)366,143       (a)325,603       (a)295,359
                                                                  (b)54,599        (b)57,425        (b)48,594

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/17         12/31/18
================================================================= ================ ================
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 9/05/00)
 Beginning AUV................................................... (a)$10.555       (a)$13.296
                                                                  (b)$10.144       (b)$12.745
 Ending AUV...................................................... (a)$13.296       (a)$12.490
                                                                  (b)$12.745       (b)$11.996
 Ending Number of AUs............................................ (a)97,118        (a)88,163
                                                                  (b)18,015        (b)18,018

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$19.794       (a)$24.223
                                                                  (b)$19.031       (b)$23.232
 Ending AUV...................................................... (a)$24.223       (a)$22.726
                                                                  (b)$23.232       (b)$21.740
 Ending Number of AUs............................................ (a)165,550       (a)146,242
                                                                  (b)14,170        (b)11,217

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$24.761       (a)$27.554
                                                                  (b)$23.794       (b)$26.412
 Ending AUV...................................................... (a)$27.554       (a)$25.747
                                                                  (b)$26.412       (b)$24.618
 Ending Number of AUs............................................ (a)1,943,703     (a)1,710,774
                                                                  (b)213,369       (b)205,841

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV...................................................  (a)$9.605       (a)$11.910
                                                                   (b)$9.239       (b)$11.427
 Ending AUV...................................................... (a)$11.910       (a)$10.159
                                                                  (b)$11.427        (b)$9.723
 Ending Number of AUs............................................ (a)204,142       (a)184,126
                                                                  (b)22,591        (b)22,963

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$22.842       (a)$26.471
                                                                  (b)$21.957       (b)$25.382
 Ending AUV...................................................... (a)$26.471       (a)$24.181
                                                                  (b)$25.382       (b)$23.128
 Ending Number of AUs............................................ (a)210,817       (a)190,328
                                                                  (b)19,367        (b)17,961

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV................................................... (a)$22.962       (a)$25.900
                                                                  (b)$22.081       (b)$24.844
 Ending AUV...................................................... (a)$25.900       (a)$24.513
                                                                  (b)$24.844       (b)$23.454
 Ending Number of AUs............................................ (a)185,541       (a)156,493
                                                                  (b)16,153        (b)15,890

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$23.249       (a)$25.297
                                                                  (b)$22.370       (b)$24.280
 Ending AUV...................................................... (a)$25.297       (a)$24.107
                                                                  (b)$24.280       (b)$23.080
 Ending Number of AUs............................................ (a)285,997       (a)239,228
                                                                  (b)25,287        (b)24,188

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$12.768       (a)$15.762
                                                                  (b)$12.277       (b)$15.118
 Ending AUV...................................................... (a)$15.762       (a)$12.871
                                                                  (b)$15.118       (b)$12.314
 Ending Number of AUs............................................ (a)271,936       (a)241,845
                                                                  (b)45,228        (b)44,967

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.


                                      A-4



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR           8 MONTHS
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/09          4/30/10         12/31/10
================================================================= ================ ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$16.248       (a)$10.626       (a)$15.398
                                                                  (b)$15.943       (b)$10.400       (b)$15.033
 Ending AUV...................................................... (a)$10.626       (a)$15.398       (a)$17.437
                                                                  (b)$10.400       (b)$15.033       (b)$16.996
 Ending Number of AUs............................................ (a)5,358,232     (a)4,556,222     (a)4,053,589
                                                                  (b)423,691       (b)375,032       (b)344,101

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... (a)$14.672       (a)$15.070       (a)$15.820
                                                                  (b)$14.411       (b)$14.764       (b)$15.460
 Ending AUV...................................................... (a)$15.070       (a)$15.820       (a)$16.119
                                                                  (b)$14.764       (b)$15.460       (b)$15.727
 Ending Number of AUs............................................ (a)4,367,656     (a)3,453,959     (a)3,101,039
                                                                  (b)256,603       (b)194,935       (b)182,365

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV...................................................  (a)$9.638        (a)$5.247        (a)$7.819
                                                                   (b)$9.478        (b)$5.147        (b)$7.651
 Ending AUV......................................................  (a)$5.247        (a)$7.819        (a)$8.424
                                                                   (b)$5.147        (b)$7.651        (b)$8.230
 Ending Number of AUs............................................ (a)158,071       (a)147,180       (a)126,378
                                                                  (b)24,463        (b)28,096        (b)29,485

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$17.437       (a)$16.071       (a)$19.743
                                                                  (b)$16.996       (b)$15.626       (b)$19.148
 Ending AUV...................................................... (a)$16.071       (a)$19.743       (a)$26.589
                                                                  (b)$15.626       (b)$19.148       (b)$25.723
 Ending Number of AUs............................................ (a)3,319,573     (a)2,657,116     (a)2,195,029
                                                                  (b)297,984       (b)268,267       (b)236,196

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... (a)$16.119       (a)$17.116       (a)$17.615
                                                                  (b)$15.727       (b)$16.658       (b)$17.100
 Ending AUV...................................................... (a)$17.116       (a)$17.615       (a)$17.101
                                                                  (b)$16.658       (b)$17.100       (b)$16.560
 Ending Number of AUs............................................ (a)2,448,302     (a)2,132,154     (a)1,790,266
                                                                  (b)164,752       (b)149,708       (b)137,581

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV...................................................  (a)$8.424        (a)$8.188        (a)$9.435
                                                                   (b)$8.230        (b)$7.979        (b)$9.171
 Ending AUV......................................................  (a)$8.188        (a)$9.435       (a)$13.374
                                                                   (b)$7.979        (b)$9.171       (b)$12.967
 Ending Number of AUs............................................ (a)111,402       (a)97,453        (a)85,156
                                                                  (b)29,874        (b)34,865        (b)30,972

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$26.589       (a)$30.382       (a)$32.755
                                                                  (b)$25.723       (b)$29.319       (b)$31.530
 Ending AUV...................................................... (a)$30.382       (a)$32.755       (a)$33.123
                                                                  (b)$29.319       (b)$31.530       (b)$31.805
 Ending Number of AUs............................................ (a)1,831,753     (a)1,568,712     (a)1,383,582
                                                                  (b)209,919       (b)182,119       (b)170,800

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... (a)$17.101       (a)$17.832       (a)$17.776
                                                                  (b)$16.560       (b)$17.225       (b)$17.128
 Ending AUV...................................................... (a)$17.832       (a)$17.776       (a)$17.885
                                                                  (b)$17.225       (b)$17.128       (b)$17.190
 Ending Number of AUs............................................ (a)1,576,070     (a)1,329,277     (a)1,218,185
                                                                  (b)133,715       (b)117,896       (b)124,564

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$13.374       (a)$13.333       (a)$13.064
                                                                  (b)$12.967       (b)$12.896       (b)$12.604
 Ending AUV...................................................... (a)$13.333       (a)$13.064       (a)$13.910
                                                                  (b)$12.896       (b)$12.604       (b)$13.386
 Ending Number of AUs............................................ (a)75,579        (a)66,694        (a)60,228
                                                                  (b)30,119        (b)28,697        (b)25,632

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/17         12/31/18
================================================================= ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$33.123       (a)$43.609
                                                                  (b)$31.805       (b)$41.770
 Ending AUV...................................................... (a)$43.609       (a)$42.913
                                                                  (b)$41.770       (b)$41.000
 Ending Number of AUs............................................ (a)1,184,554     (a)1,040,280
                                                                  (b)157,756       (b)143,093

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... (a)$17.885       (a)$18.255
                                                                  (b)$17.190       (b)$17.502
 Ending AUV...................................................... (a)$18.255       (a)$18.111
                                                                  (b)$17.502       (b)$17.320
 Ending Number of AUs............................................ (a)1,194,252     (a)1,030,928
                                                                  (b)112,595       (b)89,076

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - 11/01/99)
 Beginning AUV................................................... (a)$13.910       (a)$17.873
                                                                  (b)$13.386       (b)$17.157
 Ending AUV...................................................... (a)$17.873       (a)$16.519
                                                                  (b)$17.157       (b)$15.818
 Ending Number of AUs............................................ (a)57,672        (a)53,917
                                                                  (b)11,748        (b)11,748

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term "Continuation Net Purchase Payments" is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits following spousal continuation options is defined as withdrawals and the fees and charges applicable to those withdrawals.

For contracts issued prior to June 1, 2004, the term "Continuation Contribution" applies to the Death Benefit Following Spousal Continuation. Upon the Spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original Owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER JUNE 1, 2004:


A.   DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If the original Owner of the contract elected the Purchase Payment Accumulation option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

          c. Contract value on the seventh contract anniversary (from the issue date of the original Owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Continuation Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          d. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.


                                      B-1



          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  the lesser of:

              (1) Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

              (2)    125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     1.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the original Owner of the contract elected the Maximum Anniversary Value option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a.  Contract value; or

          b.  the lesser of:

          (1) Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          (2)   125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their Beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or


                                      B-2



          b. Total Gross Continuation Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION - if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Continuation Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. The contract value on the Continuation Date (including the Continuation Contribution) plus any Continuation Net Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the


                                      B-3



              Continuation Date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment if received on the Continuation Date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death.

     2.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


B.   THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if


                                      B-4

any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      B-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                             [(1+I/(1+J+L)]N/12 - 1

     where:

      I is the interest rate you are earning on the money invested in the Fixed Account;

      J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

      N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

      L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     o If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     o If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     o If a withdrawal or transfer is made to pay contract fees and charges;

     o     To pay a death benefit; and

     o     Upon beginning an income option, if occurring on the Latest Annuity
           Date.


EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

  (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

  (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

  (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

                                      C-1

  (4)   Your contract was issued in a state where L = 0.005.


POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the penalty-free withdrawal amount.


The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.


POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the penalty-free withdrawal amount.


The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.


                MINIMUM ANNUAL INCOME IF YOU
                  ELECT TO RECEIVE INCOME
                    PAYMENTS ON CONTRACT
                        ANNIVERSARY
IF AT ISSUE
YOU ARE           7       10      15     20
-------------- ------- ------- ------- ------
  Male         6,108   6,672   7,716   8,832
  age 60*
  Female       5,388   5,880   6,900   8,112
  age 60*
  Joint**      4,716   5,028   5,544   5,928
  Male-60
  Female-60

*     Life annuity with 10 years guaranteed

**    Joint and survivor life annuity with 20 years guaranteed

                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



   PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                       ISSUE STATE
Letter of Intent          Letter of Intent is not applicable.                               Oregon
                                                                                            Texas
                                                                                            Washington
Market Value Adjustment   L equal to 0.0025                                                 Florida
Premium Tax               We deduct premium tax charges of 0.50% for Qualified contracts    California
                            and 2.35% for Non-Qualified contracts
                          based on contract value when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                            contracts based on total Purchase Payments
                          when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                            contracts based on contract value when you
                          begin the Income Phase.
Premium Tax               For the first $500,000 in the contract, we deduct premium tax     South Dakota
                            charges of 1.25% for Non-Qualified
                          contracts based on total Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                          of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified
                          contracts based on total Purchase Payments when you begin the
                            Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                            and 1.0% for Non-Qualified contracts
                          based on contract value when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                            contracts based on total Purchase Payments
                          when you begin the Income Phase.
Transfer Privilege        Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                            Texas


                                      E-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX F - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR
                  CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EFFECTIVE ON FEBRUARY 6, 2017, THE SAMPLE PORTFOLIOS ARE NO LONGER OFFERED.

IF YOU ARE CURRENTLY INVESTED IN A SAMPLE PORTFOLIO, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into a Sample Portfolio. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. The allocations for the Sample Portfolios below are those that were most currently available for this product prior to termination of the program.


SAMPLE PORTFOLIO ALLOCATIONS (EFFECTIVE MARCH 31, 2005)



         VARIABLE PORTFOLIOS             ALLOCATION 1     ALLOCATION 2     ALLOCATION 3
 American Funds Asset Allocation               15%               0%              0%
 American Funds Global Growth                   8%              10%             10%
 American Funds Growth                          0%              10%             12%
 American Funds Growth-Income                  12%              10%             10%
 Invesco V.I. Comstock Fund                     5%              10%              8%
 Invesco V.I. Growth and Income
   Fund                                        10%              15%              8%
 Lord Abbett Growth and Income                  0%              10%              8%
 Lord Abbett Mid Cap Stock                      0%               0%             12%
 SA AB Growth                                   5%              10%             12%
 SA Federated Corporate Bond                   10%               5%              0%
 SA Legg Mason BW Large Cap
   Value                                        5%               0%             10%
 SA MFS Total Return                           15%              15%              0%
 SA Oppenheimer Main Street Large
   Cap                                          5%               0%              0%
 SA Wellington Capital Appreciation             0%               0%             10%
 SA Wellington Government and
   Quality Bond                                10%               5%              0%
                                TOTAL         100%             100%            100%



                                      F-1



     Please forward a copy (without charge) of the PolarisII A-Class Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                   [POLARIS II A-CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS


                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


This contract is no longer available for sale to new contract owners.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




UNDERLYING FUNDS:                                         MANAGED BY:
  American Funds Asset Allocation                         Capital Research and Management Company
  American Funds Global Growth                            Capital Research and Management Company
  American Funds Growth                                   Capital Research and Management Company
  American Funds Growth-Income                            Capital Research and Management Company
  Franklin Allocation VIP Fund(1)                         Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                Franklin Advisers, Inc.
  Invesco V.I. American Franchise Fund                    Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                              Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                     Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                     Lord, Abbett & Co. LLC
  SA AB Growth Portfolio(2)                               AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                   AllianceBernstein L.P.
  SA Columbia Technology Portfolio                        Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                   Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio   FIAM LLC
  SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC(3)
  SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                       MANAGED BY:
  SA JPMorgan Diversified Balanced Portfolio            J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                 J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                   J.P. Morgan Investment Management Inc. and Massachusetts
                                                        Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                  J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio(4)         Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                     Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio        Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                         Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio    Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio        Oppenheimer Funds, Inc.
  SA PGI Asset Allocation Portfolio(5)                  Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio               PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio   Putnam Investment Management, LLC
  SA Templeton Foreign Value Portfolio                  Templeton Investment Counsel, LLC
  SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio   Wellington Management Company LLP
  SA Wellington Real Return Portfolio                   Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio               Wells Capital Management Incorporated



1 On May 1, 2019, Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.



2 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.



3 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

4 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

5 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE.......................................................   6
   Maximum Owner Transaction Expenses...........................   6
   Separate Account Charges.....................................   6
   Additional Optional Feature Fees.............................   6
      Optional MarketLock Income Plus Fee.......................   6
      Optional MarketLock For Life Plus Fee.....................   6
      Optional MarketLock Fee...................................   6
   Total Annual Portfolio Operating Expenses....................   6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   8
THE POLARISII A-CLASS PLATINUM SERIES VARIABLE
  ANNUITY.......................................................   9
PURCHASING A POLARISII A-CLASS PLATINUM SERIES
  VARIABLE ANNUITY..............................................   9
   Allocation of Purchase Payments..............................  10
   Accumulation Units...........................................  11
   Right to Examine.............................................  12
   Exchange Offers..............................................  12
   Important Information for Military Servicemembers............  12
INVESTMENT OPTIONS..............................................  12
   Variable Portfolios..........................................  12
   Trusts.......................................................  13
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  13
      American Funds Insurance Series(R)........................  13
      Franklin Templeton Variable Insurance Products Trust......  13
      Lord Abbett Series Fund, Inc..............................  13
      Anchor Series Trust.......................................  14
      Seasons Series Trust......................................  14
      SunAmerica Series Trust...................................  14
   Substitution, Addition or Deletion of Variable Portfolios....  16
   Fixed Accounts...............................................  16
   Dollar Cost Averaging Fixed Accounts.........................  17
   Dollar Cost Averaging Program................................  17
   Automatic Asset Rebalancing Program..........................  18
   Transfers During the Accumulation Phase......................  18
   Short-Term Trading Policies..................................  19
   Transfers During the Income Phase............................  21
   Voting Rights................................................  21
ACCESS TO YOUR MONEY............................................  21
   Systematic Withdrawal Program................................  22
OPTIONAL LIVING BENEFITS........................................  22
   MarketLock Income Plus.......................................  22
   MarketLock for Life Plus.....................................  29
   MarketLock...................................................  36
MARKETLOCK EXTENSION PARAMETERS.................................  41
MARKETLOCK INCOME PLUS EXTENSION PARAMETERS.....................  41
MARKETLOCK FOR LIFE PLUS EXTENSION PARAMETERS...................  42
DEATH BENEFITS..................................................  44
   Spousal Continuation.........................................  45
   Beneficiary Continuation Programs............................  45
   Death Benefit Defined Terms..................................  46
EXPENSES........................................................  47
   Separate Account Charges.....................................  47
   Sales Charge.................................................  47
   Underlying Fund Expenses.....................................  49
   Contract Maintenance Fee.....................................  49
   Transfer Fee.................................................  49
   Optional MarketLock Income Plus Fee..........................  50
   Optional MarketLock For Life Plus Fee........................  50
   Optional MarketLock Fee......................................  50
   Premium Tax..................................................  50
   Income Taxes.................................................  50
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  50
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  51
ANNUITY INCOME OPTIONS..........................................  52
   The Income Phase.............................................  52
   Annuity Income Options.......................................  53
   Fixed or Variable Annuity Income Payments....................  54
   Annuity Income Payments......................................  54
   Deferment of Payments........................................  54
TAXES...........................................................  54
   Annuity Contracts in General.................................  54
   Tax Treatment of Purchase Payments...........................  55
   Tax Treatment of Distributions...............................  55
   Required Minimum Distributions...............................  57
   Tax Treatment of Death Benefits..............................  57
   Tax Treatment of Optional Living Benefits....................  58
   Contracts Owned by a Trust or Corporation....................  58
   Withholding..................................................  58
   Gifts, Pledges and/or Assignments of a Contract..............  59
   Diversification and Investor Control.........................  59
   Our Taxes....................................................  59
OTHER INFORMATION...............................................  60
   The Distributor..............................................  60
   The Company..................................................  60
   The Separate Account.........................................  60
   The General Account..........................................  61
   Financial Statements.........................................  61
   Administration...............................................  62
   Legal Proceedings............................................  62
   Registration Statements......................................  62
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  63
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED
  PRIOR TO DECEMBER 29, 2006.................................... B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... C-1
APPENDIX D - LIVING BENEFIT PROVISIONS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2008......................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2009................................... F-1
APPENDIX G - SALES CHARGE AND RIGHTS OF
  ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO
  NOVEMBER 9, 2009.............................................. G-1
APPENDIX H - EXAMPLE OF SALES CHARGE
  CALCULATION FOR CONTRACTS ISSUED ON OR AFTER
  NOVEMBER 9, 2009.............................................. H-1
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS
  ISSUED PRIOR TO FEBRUARY 6, 2017.............................. I-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange.


OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.


PURCHASE PAYMENTS LIMIT - $1,500,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The PolarisII A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Gross Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARISIIA-CLASS PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM SALES CHARGE
(as a percentage of each Gross Purchase Payment)1........ 5.75%



MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Gross Purchase Payment)2........ 0.50%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(3)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(4)........ $35 per year

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee............................. 0.85%
  Optional EstatePlus Fee(5)....................... 0.25%
                                                    ----
     Total Separate Account Annual Expenses........ 1.10%
                                                    ====


ADDITIONAL OPTIONAL FEATURE FEES
You may have elected one of the following optional living benefits below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.85%
  For Two Covered Persons.....      1.10%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.75%
  For Two Covered Persons.....      1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.50%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2019)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.53%        1.52%



FOOTNOTES TO THE FEE TABLE:

 1 Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE
   SEE EXPENSES SECTION BELOW.


                                               SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED                 PERCENTAGE OF GROSS
IN SALES CHARGE SECTION)                   PURCHASE PAYMENT INVESTED
----------------------------------------- --------------------------
  Less than $50,000......................           5.75%
  $50,000 but less than $100,000.........           4.75%
  $100,000 but less than $250,000........           3.50%
  $250,000 but less than $ 500,000.......           2.50%
  $500,000 but less than $ 1,000,000.....           2.00%
  $1,000,000 or more.....................           0.50%

 2 A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.

 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

 4 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

                                       6

 5 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.

 6 MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus, PLEASE SEE APPENDIX D for the fee applicable to this feature. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock Income Plus or MarketLock For Life Plus which are no longer being offered.

 7 MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock which is no longer being offered.


 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.10% of its fee and the fee is 1.42% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.42%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of American Funds Insurance Series as of its fiscal year ended
   December 13, 2018.



                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The below expense examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. A maximum sales charge of 5.75% is used because of the $10,000 investment amount. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% including the EstatePlus feature, the optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.52%*)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $923     $1,652      $2,399      $4,349


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $923     $1,652      $2,399      $4,349



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)


(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $712     $1,001      $1,312      $2,190

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $712     $1,001      $1,312      $2,190

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

4. You may have elected certain optional benefits that are no longer being offered to new contract owners. Please see Appendix D and Appendix F for details about those benefits, including applicable fees.


5. * The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.10% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.


                                       8

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARISII A-CLASS PLATINUM SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARISII A-CLASS PLATINUM

                            SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

                                       9



     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

MINIMUM INITIAL AND SUBSEQUENT GROSS PURCHASE PAYMENTS


                                                              MINIMUM
                         MINIMUM            MINIMUM          AUTOMATIC
                         INITIAL          SUBSEQUENT         SUBSEQUENT
                     GROSS PURCHASE     GROSS PURCHASE     GROSS PURCHASE
                         PAYMENT            PAYMENT           PAYMENT
    Qualified(1)    $2,000             $250               $100
        Non-
    Qualified(1)    $5,000             $500               $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Gross Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date. IF YOU SEND A SUBSEQUENT GROSS PURCHASE PAYMENT AFTER THE FIFTH CONTRACT ANNIVERSARY, THE GROSS PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE GROSS PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date. IF YOU SEND A SUBSEQUENT GROSS PURCHASE PAYMENT AFTER THE SECOND CONTRACT ANNIVERSARY, THE GROSS PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE GROSS PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS.

Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF GROSS PURCHASE PAYMENTS

Gross Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Annuity Service Center.


                                       10



Regular Mail:

Gross Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330


Express Delivery:


Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. If a broker-dealer is deemed to be our agent, Gross Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Gross Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Gross Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Gross Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Gross Purchase Payments , if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Gross Purchase Payment as of the date such Gross Purchase Payment is priced.

     o An initial Gross Purchase Payment is received by us in Good Order BEFORE Market Close, the Gross Purchase Payment will be priced within two NYSE business days after it is received.

If the Gross Purchase Payment is received in Good Order AFTER Market Close, the Gross Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Gross Purchase Payment as of the date such Gross Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Gross Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Gross Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


                                       11



     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


    ASSET ALLOCATION     BOND     STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


                                       12



Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


                                       13



AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.

     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       14

THE FOLLOWING AVAILABLE VARIABLE PORTFOLIOS ARE GROUPED BY ASSET CLASS AND LISTED ALPHABETICALLY.


ASSET ALLOCATION



UNDERLYING FUNDS                                MANAGED BY:                                  TRUST
---------------------------------------------   ------------------------------------------   -------
 American Funds Asset Allocation                Capital Research and Management Company      AFIS
 Franklin Allocation VIP Fund                   Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                       Franklin Advisers, Inc.                      FTVIPT
 SA JPMorgan Diversified Balanced Portfolio     J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio(1)               Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio              Principal Global Investors, LLC              AST


1 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

STOCK



UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 American Funds Global Growth                              Capital Research and Management Company          AFIS
 American Funds Growth-Income                              Capital Research and Management Company          AFIS
 American Funds Growth                                     Capital Research and Management Company          AFIS
 Invesco V.I. American Franchise Fund(2)                   Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(2)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Series Fund Mid Cap Stock Portfolio           Lord Abbett & Co. LLC                            LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(2)                       SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                 Franklin Mutual Advisers, LLC                    SAST
 SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(2)         Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated            SAST


2 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


                                       15




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see Appendix I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


                                       16



Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200
         2-Year         $2,400

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Gross Purchase Payments to an active DCA Program with an available Fixed Account


                                       17



serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.

TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543


                                       18



Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example


For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve



                                       19




months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).



ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To


                                       20



the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.



MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM        MINIMUM
                           WITHDRAWAL       CONTRACT
                             AMOUNT         VALUE(1)
 Partial Withdrawal       $1,000         $500(2)
 Systematic Withdrawal    $  250         $500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $500 after a withdrawal.

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address.


                                       21



Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 business days. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available. Please contact our Annuity Service Center which can provide the necessary enrollment forms.


If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will reduce the amount of each remaining systematic withdrawal(s) within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS
(RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the living benefits described below are available for election.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


MARKETLOCK INCOME PLUS


What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.


                                       22



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              45          80
         Joint Owners
    (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE        AGE(1)       AGE       AGE(1)
 NON-QUALIFIED:
 Joint Owners                 45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.


How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


                                       23



Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday         5% of Income Base

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON AT         MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday         5% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of three ways:

     1.   Invest 100% in the SA DFS Ultra Short Bond Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, Franklin Income VIP Fund, Franklin Allocation VIP Fund and SA MFS Total Return

* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


** Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 in APPENDIX I.


If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing


                                       24



Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year. We will not accept subsequent Gross Purchase Payments after the 5th contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.


                                       25



FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

The maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the Benefit Year anniversary was greater than your Income Base on the Benefit Year anniversary.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.


How do increases and decreases in the Income Base Impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than or equal to the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


                                       26



What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


        NUMBER OF
     COVERED PERSONS            ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").


                                       27



After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us no later than 30 days after the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" ABOVE. In addition, the Continuing Spouse will be eligible to elect to extend the


                                       28



Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.


What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.


Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK INCOME PLUS BE CANCELLED?"


MARKETLOCK FOR LIFE PLUS

IF YOUR CONTRACT WAS ISSUED WITH AN OPTIONAL LIVING BENEFIT PRIOR TO MAY 1, 2008, PLEASE SEE APPENDIX D FOR DETAILS REGARDING CERTAIN DIFFERENCES TO THE LIVING BENEFIT PROVISIONS FROM THOSE DESCRIBED BELOW.


What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest Anniversary Value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may


                                       29



offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received in the contract's first five years are included in the Income Base.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.


IF YOU ELECTED ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              45          80
         Joint Owners
    (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE        AGE(1)       AGE       AGE(1)
 NON-QUALIFIED:
 Joint Owners                 45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW FOR DETAILS.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


                                       30



ONE COVERED PERSON
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


                                                  MAXIMUM ANNUAL
     AGE OF THE COVERED PERSON AT TIME OF           WITHDRAWAL
               FIRST WITHDRAWAL                     PERCENTAGE
  At least age 45 but prior to 60th Birthday    4% of Income Base
  At least age 60 but prior to 76th Birthday    5% of Income Base
              On or after 76th Birthday         6% of Income Base

TWO COVERED PERSONS
If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON           MAXIMUM ANNUAL
        OR SURVIVING COVERED PERSON AT              WITHDRAWAL
           TIME OF FIRST WITHDRAWAL                 PERCENTAGE
  At least age 45 but prior to 60th Birthday    4% of Income Base
  At least age 60 but prior to 76th Birthday    5% of Income Base
              On or after 76th Birthday         6% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given contract year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a contract year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus? As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS
You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:
     1.   Invest 100% in the SA DFA Ultra Short Bond
     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, Franklin Income VIP Fund, Franklin Allocation VIP Fund, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced and SA MFS Total Return

* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


** Please see the Appendix I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for allocations for the formerly available Polaris Portfolio Allocator Models.


     4. Invest in accordance with the requirements outlined in the table below:



   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. Bond, Cash      Minimum 20%    SA DFA Ultra Short Bond
  and Fixed        Maximum 100%    SA Federated Corporate Bond
  Accounts                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. Equity          Minimum 0%     American Funds Asset
   Maximum          Maximum 80%    Allocation
                                   American Funds Global Growth
                                   American Funds Growth
                                   American Funds Growth-Income
                                   Franklin Allocation VIP Fund
                                   Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income
                                   Fund
                                   Lord Abbett Growth and Income
                                   Lord Abbett Mid Cap Stock
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PineBridge High-Yield Bond
                                   SA PGI Asset Allocation
                                   SA Putnam International
                                   Growth and
                                   SA Templeton Foreign Value
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth


                                       31





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 C. Limited      Minimum 0%     SA Columbia Technology
  Equity        Maximum 20%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid Cap Growth


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Gross Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.


How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. We will not accept subsequent Gross Purchase Payments after the 5th contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 Value without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus the Income Credit, if applicable, during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE"CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.


                                       32



     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

            (a)        is the current Income Base; and

            (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

            (a) the Income Base calculated based on the maximum Anniversary Value; and

            (b)        the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on contract year anniversaries as described above. However eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the contract year anniversary was greater than your Income Base on the contract year anniversary.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Base and Income Credit Base are decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT           ANNUALIZED FEE
      For One Covered Person   0.75% of Income Base
     For Two Covered Persons   1.00% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


                                       33



What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains and the feature terminates.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?" ABOVE. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the


                                       34



feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.


What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.


What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.


Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender or termination of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess withdrawals reduce the contract value to zero; or


                                       35



     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?"


MARKETLOCK


What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE INVESTMENT REQUIREMENTS APPLICABLE TO MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS, DISCUSSED ABOVE, ARE NOT APPLICABLE TO MARKETLOCK.


When and how can I elect MarketLock?

You may have elected MarketLock at the time of contract issue and if you were age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.


How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.


                                       36



The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.


MARKETLOCK SUMMARY TABLE:


                                               MAXIMUM            INITIAL
                                                ANNUAL            MINIMUM
                                              WITHDRAWAL        WITHDRAWAL
         TIME OF FIRST WITHDRAWAL            PERCENTAGE*          PERIOD
  Before 7th Benefit Year anniversary            5%              20 years
        On or after 7th Benefit Year
              anniversary                        7%           14.28 years**
  On or after the older contract owner's                    Life of the older
             65th birthday***                    5%           contract owner

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year; no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 2nd contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the


                                       37



Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period of time over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated as a percentage of the MAV Benefit Base and deducted quarterly from your contract value starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.


What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when your first withdrawal was taken and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any


                                       38



withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

            If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal; or

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD:

On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawals),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any option mutually agreeable between you and us.


What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals if eligible, because they are based on the older owner's life.


                                       39



If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only one more time. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.


Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


                                       40

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        MARKETLOCK EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 1, 2006 AND MAY 31, 2009 and you elected the MARKETLOCK living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional seven years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2006 and May 31, 2009 are detailed below. The MAV Evaluation Period may be extended for an additional 7 year period.


What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.50%            0.75%

As a reminder, you also have the option to cancel your MarketLock living benefit on your seventh contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  MARKETLOCK INCOME PLUS EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "MLIP Extension") for an additional five years. If you elected the initial first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary, provided the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of Extension. In choosing the second Extension, your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the initial first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods at this time. If you do not elect this second Extension, you will not be eligible for any subsequent Extension in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at purchase, PLEASE SEE THE MARKETLOCK INCOME PLUS SECTION UNDER OPTIONAL LIVING BENEFITS.


How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension for contracts purchased between MAY 1, 2008 AND MAY 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


                                       41



What is the fee if I elect the second Extension?

If you elect the second Extension, the fee for the living benefit which is calculated as a percentage of the Income Base and deducted quarterly will be increased by 0.15% as follows:


                            CURRENT           ANNUALIZED FEE
    NUMBER OF        ANNUALIZED FEE AFTER      AFTER SECOND
 COVERED PERSONS        FIRST EXTENSION         EXTENSION
        One                 1.10%                 1.25%
        Two                 1.35%                 1.50%

What are the investment requirements if I elect the second Extension?

If you elect the second Extension, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:



 Option 1     100% to one or more of the following portfolios:
              American Funds Asset Allocation
              Franklin Allocation VIP Fund
              Franklin Income VIP Fund
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
 Option 2     100% in one of the following:
              Allocation A*
              Allocation B*
              * Please see Appendix I - POLARIS PORTFOLIO
              ALLOCATOR PROGRAM AND SAMPLE
              PORTFOLIOS FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 for the allocations for the formerly available Polaris Portfolio Allocator
              Models.


As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 MARKETLOCK FOR LIFE PLUS EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between FEBRUARY 11, 2008 AND MAY 3, 2009 and you elected the MarketLock For Life Plus living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you have an opportunity to extend the Income Base Evaluation Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension on or about your tenth anniversary, you will not be permitted to extend the Income Base Evaluation Periods in the future.

As a reminder, you also have the option to cancel your MarketLock For Life Plus living benefit on tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock For Life Plus living benefit and you will no longer be charged the fee. Please see "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?" IN THE MARKETLOCK FOR LIFE PLUS SECTION UNDER OPTIONAL LIVING BENEFITS.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you. If you elect the Extension, we will send you a new contract endorsement.

For information on the MarketLock Income Plus living benefit you elected at purchase, please see MARKETLOCK FOR LIFE PLUS SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. The terms of the Extension for contract purchased between February 11, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


                                       42



What is the fee if I elect the Extension?

If you purchased your contract between FEBRUARY 11, 2008 AND APRIL 30, 2008 and if you elect the Extension, the fee for the feature will be increased by 0.25% as follows:


                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF         percentage of the      percentage of the
 COVERED PERSONS        Income Base)            Income Base)
        One                0.70%                   0.95%
        Two                0.95%                   1.20%

If you purchased your contract between MAY 1, 2008 AND MAY 3, 2009 and if you elect the Extension, the fee for the feature will be increased by 0.25% as follows:


                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF         percentage of the      percentage of the
 COVERED PERSONS        Income Base)            Income Base)
        One                0.75%                   1.00%
        Two                1.00%                   1.25%

What are the investment requirements if I elect the Extension?

If you elect the Extension, you must allocate your assets in accordance with one of the following 3 options:



 Option 1     100% IN ONE OR MORE OF THE FOLLOWING VARIABLE
              PORTFOLIOS:
              American Funds Asset Allocation
              Franklin Allocation VIP Fund
              Franklin Income VIP Fund
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
 Option 2     100% IN EITHER ALLOCATION A* OR ALLOCATION B*
              * Please see APPENDIX I - POLARIS PORTFOLIO
              ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS
              FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6,
              2017 for the allocations for the formerly available Polaris
              Portfolio Allocator Models.
 Option 3     100% IN ACCORDANCE WITH THE REQUIREMENTS OUTLINED
              IN THE TABLE BELOW:







   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. BOND, CASH      Minimum 20%    SA DFA Ultra Short Bond
  AND FIXED        Maximum 100%    SA Federated Corporate Bond
  ACCOUNTS                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real
                                   ReturnFIXED ACCOUNTS
                                   1-Year Fixed (if available)


   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY          Minimum 0%     American Funds Asset
  MAXIMUM           Maximum 80%    Allocation
                                   American Funds Global Growth
                                   American Funds Growth
                                   American Funds Growth-Income
                                   Franklin Allocation VIP Fund
                                   Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income
                                   Fund
                                   Lord Abbett Growth and Income
                                   Lord Abbett Mid Cap Stock
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PineBridge High-Yield Bond
                                   Portfolio
                                   SA PGI Asset Allocation
                                   SA Putnam International
                                   Growth and Income
                                   SA Templeton Foreign Value
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth
 C. LIMITED         Minimum 0%     SA Columbia Technology
  EQUITY            Maximum 20%    SA Fidelity Institutional AM(R)
                                   Real Estate
                                   SA Franklin Small Company
                                   Value
                                   SA Invesco Growth
                                   Opportunities
                                   SA JPMorgan Emerging
                                   Markets
                                   SA JPMorgan Mid-Cap Growth



                                       43

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE FEATURES.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.


     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.


If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.


If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.


                                       44



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of annuity income payments over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o The Beneficiary may withdraw all or a portion of the contract value at any time.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Optional features, including Death Benefits, that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.


                                       45



     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Investment Options

The Beneficiary may transfer funds among the available investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Withdrawal Adjustment" is used, if you have elected the living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


DEATH BENEFIT

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawal since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Gross Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals


                                       46



              in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Sales Charge

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY IN APPENDIX C FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 0.85%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


SALES CHARGE

A sales charge is deducted from all initial and subsequent Gross Purchase Payments you make to your contract. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Variable Portfolio and/or available Fixed Account option. The sales charge equals a percentage of each Gross Purchase Payment and is based on your investment amount at the time each Gross Purchase Payment is received by us, according to the schedule below. We call the investment levels in the schedule below "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. PLEASE SEE EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 9, 2009 IN APPENDIX H.

Your investment amount is determined on the day we receive a Gross Purchase Payment. Your initial investment amount is equal to your initial Gross Purchase Payment. Thereafter, your investment amount is equal to the sum of:

     (1)    The subsequent Gross Purchase Payment when received by us; and,


                                       47



     (2)    The greater of:

            (a) The contract value on the date that subsequent Gross Purchase Payment is received, or;

            (b) The sum of all previous Gross Purchase Payments made into the contract less any withdrawals.


SALES CHARGE SCHEDULE


                           MAXIMUM SALES
                            CHARGE AS A
                           PERCENTAGE OF
TOTAL INVESTMENT           GROSS PURCHASE
AMOUNT RECEIVED           PAYMENT INVESTED
 Less than $50,000                  5.75%
  $ 50,000-$99,999                  4.75%
 $100,000-$249,999                  3.50%
 $250,000-$499,999                  2.50%
 $500,000-$999,999                  2.00%
 $1,000,000 and over*               0.50%

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more investment amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We recommend that you submit each Gross Purchase Payment through your broker-dealer in order to guarantee that your investment amount is calculated as defined above. If you choose to submit your Gross Purchase Payment directly to us, we recommend that you call our Annuity Service Center and/or review your financial confirmation to ensure that the appropriate sales charge was applied.

IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 9, 2009, PLEASE SEE SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 9, 2009 IN APPENDIX G.

We reserve the right to modify, suspend, or terminate this program at any time.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.


     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must notify us on the application and the appropriate form, if applicable that is submitted to us. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate the Letter of Intent provision at any time.


                                       48



PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).

When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Gross Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional


                                       49



transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the contract issue date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.75% of Income Base
 For Two Covered Persons     1.00% of Income Base

If you purchased your contract prior to May 1, 2008, please see Appendix D for the fee applicable to this feature.


OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be calculated as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


                                                      ANNUALIZED FEE
 All years in which the feature is in effect    0.50% of MAV Benefit Base

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the



                                       50



criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU


                                       51



MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


                                       52



WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


                                       53



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement


                                       54



Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


                                       55



Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a


                                       56



rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the


                                       57



amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.

WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)


                                       58



should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


                                       59

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
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--------------------------------------------------------------------------------

THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.


                                       60



The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX B FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix B for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

                                       61



ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


                                       62

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       63

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR           8 MONTHS
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/09          4/30/10         12/31/10*
================================================================= ================ ================ ================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$16.787       (a)$12.412       (a)$15.640
                                                                  (b)$16.566       (b)$12.218       (b)$15.357
 Ending AUV...................................................... (a)$12.412       (a)$15.640       (a)$16.764
                                                                     (b)$12.218       (b)$15.357       (b)$16.433
 Ending Number of AUs............................................ (a)12,936,037    (a)12,198,747    (a)11,346,101
                                                                  (b)202,418       (b)184,255       (b)167,132

------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$24.374       (a)$16.058       (a)$22.164
                                                                     (b)$24.051       (b)$15.806       (b)$21.761
 Ending AUV......................................................    (a)$16.058       (a)$22.164       (a)$24.316
                                                                     (b)$15.806       (b)$21.761       (b)$23.834
 Ending Number of AUs............................................ (a)8,676,054     (a)8,135,364     (a)7,569,322
                                                                  (b)133,695       (b)122,640       (b)116,069

------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$21.938       (a)$13.684       (a)$18.985
                                                                     (b)$21.642       (b)$13.467       (b)$18.636
 Ending AUV......................................................    (a)$13.684       (a)$18.985       (a)$20.908
                                                                     (b)$13.467       (b)$18.636       (b)$20.489
 Ending Number of AUs............................................ (a)6,505,924     (a)6,169,175     (a)5,678,306
                                                                  (b)90,719        (b)93,343        (b)87,329

------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$18.613       (a)$12.268       (a)$16.452
                                                                     (b)$18.346       (b)$12.062       (b)$16.135
 Ending AUV......................................................    (a)$12.268       (a)$16.452       (a)$17.328
                                                                     (b)$12.062       (b)$16.135       (b)$16.966
 Ending Number of AUs............................................ (a)13,932,499    (a)13,297,931    (a)12,409,667
                                                                  (b)181,322       (b)168,887       (b)157,423

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................     (a)$9.970        (a)$6.651        (a)$8.958
                                                                      (b)$9.969        (b)$6.634        (b)$8.912
 Ending AUV......................................................     (a)$6.651        (a)$8.958        (a)$9.399
                                                                      (b)$6.634        (b)$8.912        (b)$9.336
 Ending Number of AUs............................................ (a)2,705,579     (a)2,731,570     (a)2,658,437
                                                                  (b)11,009        (b)12,697        (b)12,438

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................    (a)$10.124        (a)$7.331       (a)$10.018
                                                                     (b)$10.122        (b)$7.322        (b)$9.980
 Ending AUV......................................................     (a)$7.331       (a)$10.018       (a)$10.630
                                                                      (b)$7.322        (b)$9.980       (b)$10.572
 Ending Number of AUs............................................ (a)1,071,486     (a)1,228,123     (a)1,256,497
                                                                  (b)10,871        (b)10,923        (b)18,697

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$11.075        (a)$7.116       (a)$10.360
                                                                     (b)$10.936        (b)$7.009       (b)$10.179
 Ending AUV......................................................     (a)$7.116       (a)$10.360       (a)$11.394
                                                                      (b)$7.009       (b)$10.179       (b)$11.176
 Ending Number of AUs............................................ (a)184,232       (a)195,773       (a)178,242
                                                                  (b)1,820         (b)1,483         (b)1,396

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$13.302        (a)$8.709       (a)$12.243
                                                                     (b)$13.092        (b)$8.550       (b)$11.989
 Ending AUV......................................................     (a)$8.709       (a)$12.243       (a)$13.167
                                                                      (b)$8.550       (b)$11.989       (b)$12.872
 Ending Number of AUs............................................ (a)12,221,437    (a)11,307,011    (a)10,539,350
                                                                  (b)176,388       (b)168,531       (b)154,443

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL          FISCAL
                                                                        YEAR             YEAR            YEAR            YEAR
                                                                        ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12        12/31/13        12/31/14
================================================================= ================ =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$16.764       (a)$16.837      (a)$19.397      (a)$23.791
                                                                  (b)$16.433       (b)$16.464      (b)$18.920      (b)$23.147
 Ending AUV...................................................... (a)$16.837       (a)$19.397      (a)$23.791      (a)$24.862
                                                                     (b)$16.464      (b)$18.920      (b)$23.147      (b)$24.130
 Ending Number of AUs............................................ (a)9,908,980     (a)8,547,201    (a)9,074,624    (a)8,955,170
                                                                  (b)150,599       (b)122,362      (b)149,563      (b)154,806

------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$24.316      (a)$21.968      (a)$26.696      (a)$34.195
                                                                     (b)$23.834      (b)$21.479      (b)$26.036      (b)$33.267
 Ending AUV......................................................    (a)$21.968      (a)$26.696      (a)$34.195      (a)$34.690
                                                                     (b)$21.479      (b)$26.036      (b)$33.267      (b)$33.664
 Ending Number of AUs............................................ (a)6,808,373     (a)5,654,983    (a)4,694,539    (a)4,171,345
                                                                  (b)104,031       (b)83,741       (b)73,390       (b)62,262

------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$20.908      (a)$19.845      (a)$23.196      (a)$29.925
                                                                     (b)$20.489      (b)$19.398      (b)$22.618      (b)$29.106
 Ending AUV......................................................    (a)$19.845      (a)$23.196      (a)$29.925      (a)$32.197
                                                                     (b)$19.398      (b)$22.618      (b)$29.106      (b)$31.238
 Ending Number of AUs............................................ (a)5,005,475     (a)4,202,694    (a)3,430,117    (a)2,998,114
                                                                  (b)79,384        (b)63,982       (b)56,713       (b)45,696

------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$17.328      (a)$16.867      (a)$19.648      (a)$26.009
                                                                     (b)$16.966      (b)$16.473      (b)$19.141      (b)$25.276
 Ending AUV......................................................    (a)$16.867      (a)$19.648      (a)$26.009      (a)$28.532
                                                                     (b)$16.473      (b)$19.141      (b)$25.276      (b)$27.658
 Ending Number of AUs............................................ (a)10,783,993    (a)9,060,462    (a)7,446,014    (a)6,452,365
                                                                  (b)137,060       (b)111,960      (b)99,087       (b)83,920

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS
  ALLOCATION VIP FUND) - FTVIPT Class 2
Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................     (a)$9.399       (a)$9.176      (a)$10.493      (a)$12.878
                                                                      (b)$9.336       (b)$9.091      (b)$10.371      (b)$12.696
 Ending AUV......................................................     (a)$9.176      (a)$10.493      (a)$12.878      (a)$13.133
                                                                      (b)$9.091      (b)$10.371      (b)$12.696      (b)$12.915
 Ending Number of AUs............................................ (a)2,509,007     (a)2,314,030    (a)1,114,759    (a)978,762
                                                                  (b)11,966        (b)10,887       (b)9,873        (b)9,334

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................    (a)$10.630      (a)$10.791      (a)$12.053      (a)$13.618
                                                                     (b)$10.572      (b)$10.705      (b)$11.928      (b)$13.443
 Ending AUV......................................................    (a)$10.791      (a)$12.053      (a)$13.618      (a)$14.126
                                                                     (b)$10.705      (b)$11.928      (b)$13.443      (b)$13.910
 Ending Number of AUs............................................ (a)1,242,645     (a)1,275,838    (a)1,587,307    (a)1,455,604
                                                                  (b)19,610        (b)20,158       (b)21,389       (b)29,876

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$11.394      (a)$10.576      (a)$11.891      (a)$16.484
                                                                     (b)$11.176      (b)$10.347      (b)$11.605      (b)$16.048
 Ending AUV......................................................    (a)$10.576      (a)$11.891      (a)$16.484      (a)$17.679
                                                                     (b)$10.347      (b)$11.605      (b)$16.048      (b)$17.169
 Ending Number of AUs............................................ (a)146,759       (a)103,939      (a)83,508       (a)74,355
                                                                  (b)166           (b)166          (b)139          (b)139

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................    (a)$13.167      (a)$12.780      (a)$15.070      (a)$20.271
                                                                     (b)$12.872      (b)$12.463      (b)$14.659      (b)$19.669
 Ending AUV......................................................    (a)$12.780      (a)$15.070      (a)$20.271      (a)$21.928
                                                                     (b)$12.463      (b)$14.659      (b)$19.669      (b)$21.224
 Ending Number of AUs............................................ (a)9,245,018     (a)7,773,960    (a)6,491,898    (a)5,679,428
                                                                  (b)139,987       (b)120,678      (b)107,626      (b)98,047

------------------------------------------------------------------



                                                                       FISCAL          FISCAL          FISCAL          FISCAL
                                                                        YEAR            YEAR            YEAR            YEAR
                                                                       ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/15        12/31/16        12/31/17        12/31/18
================================================================= =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$24.862      (a)$24.997      (a)$27.118      (a)$31.254
                                                                  (b)$24.130      (b)$24.199      (b)$26.188      (b)$30.106
 Ending AUV...................................................... (a)$24.997      (a)$27.118      (a)$31.254      (a)$29.561
                                                                    (b)$24.199      (b)$26.188      (b)$30.106      (b)$28.404
 Ending Number of AUs............................................ (a)8,163,828    (a)7,579,245    (a)6,809,415    (a)6,356,431
                                                                  (b)148,261      (b)143,449      (b)130,854      (b)122,549

------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................   (a)$34.690      (a)$36.783      (a)$36.699      (a)$47.841
                                                                    (b)$33.664      (b)$35.606      (b)$35.436      (b)$46.080
 Ending AUV......................................................   (a)$36.783      (a)$36.699      (a)$47.841      (a)$43.144
                                                                    (b)$35.606      (b)$35.436      (b)$46.080      (b)$41.451
 Ending Number of AUs............................................ (a)3,702,559    (a)3,451,228    (a)2,999,772    (a)2,687,947
                                                                  (b)58,934       (b)53,996       (b)46,693       (b)41,393

------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................   (a)$32.197      (a)$34.113      (a)$37.035      (a)$47.112
                                                                    (b)$31.238      (b)$33.015      (b)$35.753      (b)$45.368
 Ending AUV......................................................   (a)$34.113      (a)$37.035      (a)$47.112      (a)$46.595
                                                                    (b)$33.015      (b)$35.753      (b)$45.368      (b)$44.757
 Ending Number of AUs............................................ (a)2,686,691    (a)2,467,231    (a)2,158,864    (a)1,849,801
                                                                  (b)44,738       (b)39,427       (b)33,858       (b)27,456

------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................   (a)$28.532      (a)$28.702      (a)$31.738      (a)$38.514
                                                                    (b)$27.658      (b)$27.753      (b)$30.613      (b)$37.056
 Ending AUV......................................................   (a)$28.702      (a)$31.738      (a)$38.514      (a)$37.504
                                                                    (b)$27.753      (b)$30.613      (b)$37.056      (b)$35.993
 Ending Number of AUs............................................ (a)5,850,131    (a)5,271,051    (a)4,720,490    (a)4,133,199
                                                                  (b)78,141       (b)65,797       (b)58,587       (b)56,137

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................   (a)$13.133      (a)$12.213      (a)$13.706      (a)$15.218
                                                                    (b)$12.915      (b)$11.980      (b)$13.411      (b)$14.854
 Ending AUV......................................................   (a)$12.213      (a)$13.706      (a)$15.218      (a)$13.633
                                                                    (b)$11.980      (b)$13.411      (b)$14.854      (b)$13.273
 Ending Number of AUs............................................ (a)968,923      (a)912,386      (a)830,160      (a)788,483
                                                                  (b)1,930        (b)1,744        (b)2,342        (b)1,514

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................   (a)$14.126      (a)$13.018      (a)$14.719      (a)$16.006
                                                                    (b)$13.910      (b)$12.787      (b)$14.421      (b)$15.643
 Ending AUV......................................................   (a)$13.018      (a)$14.719      (a)$16.006      (a)$15.187
                                                                    (b)$12.787      (b)$14.421      (b)$15.643      (b)$14.805
 Ending Number of AUs............................................ (a)1,362,508    (a)1,246,368    (a)1,164,766    (a)1,094,703
                                                                  (b)30,632       (b)29,443       (b)27,962       (b)26,724

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................   (a)$17.679      (a)$18.362      (a)$18.574      (a)$23.395
                                                                    (b)$17.169      (b)$17.787      (b)$17.948      (b)$22.550
 Ending AUV......................................................   (a)$18.362      (a)$18.574      (a)$23.395      (a)$22.294
                                                                    (b)$17.787      (b)$17.948      (b)$22.550      (b)$21.435
 Ending Number of AUs............................................ (a)70,725       (a)63,380       (a)57,210       (a)58,322
                                                                  (b)138          (b)309          (b)138          (b)138

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................   (a)$21.928      (a)$20.396      (a)$23.659      (a)$27.583
                                                                    (b)$21.224      (b)$19.691      (b)$22.785      (b)$26.498
 Ending AUV......................................................   (a)$20.396      (a)$23.659      (a)$27.583      (a)$23.966
                                                                    (b)$19.691      (b)$22.785      (b)$26.498      (b)$22.965
 Ending Number of AUs............................................ (a)5,255,015    (a)4,652,802    (a)4,148,766    (a)3,791,117
                                                                  (b)93,248       (b)83,530       (b)70,177       (b)55,676

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.


                                      A-1



                                                                  FISCAL            FISCAL
                                                                   YEAR              YEAR            8 MONTHS
                                                                  ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                              4/30/09           4/30/10          12/31/10*
=========================================================== ================= ================= =================
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$15.388        (a)$10.260        (a)$14.426
                                                            (b)$15.116        (b)$10.054        (b)$14.101
 Ending AUV................................................ (a)$10.260        (a)$14.426        (a)$14.956
                                                            (b)$10.054        (b)$14.101        (b)$14.594
 Ending Number of AUs...................................... (a)11,669,782     (a)11,242,382     (a)10,651,814
                                                            (b)224,786        (b)201,648        (b)181,291

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$13.707         (a)$8.609        (a)$11.967
                                                            (b)$13.504         (b)$8.460        (b)$11.731
 Ending AUV................................................  (a)$8.609        (a)$11.967        (a)$12.591
                                                             (b)$8.460        (b)$11.731        (b)$12.322
 Ending Number of AUs...................................... (a)6,088,391      (a)5,788,770      (a)5,341,006
                                                            (b)121,581        (b)103,374        (b)98,787

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 8/28/06)
 Beginning AUV............................................. (a)$14.292         (a)$9.091        (a)$13.089
                                                            (b)$14.080         (b)$8.933        (b)$12.830
 Ending AUV................................................  (a)$9.091        (a)$13.089        (a)$14.566
                                                             (b)$8.933        (b)$12.830        (b)$14.254
 Ending Number of AUs...................................... (a)2,439,723      (a)2,270,488      (a)2,078,217
                                                            (b)37,964         (b)32,565         (b)23,655

------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$8.465         (a)$5.800         (a)$7.788
                                                             (b)$8.313         (b)$5.681         (b)$7.609
 Ending AUV................................................  (a)$5.800         (a)$7.788         (a)$8.268
                                                             (b)$5.681         (b)$7.609         (b)$8.065
 Ending Number of AUs...................................... (a)1,742,225      (a)1,536,717      (a)1,386,226
                                                            (b)31,405         (b)26,813         (b)24,925

------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$10.611         (a)$7.074        (a)$11.289
                                                            (b)$10.557         (b)$7.020        (b)$11.175
 Ending AUV................................................  (a)$7.074        (a)$11.289        (a)$11.812
                                                             (b)$7.020        (b)$11.175        (b)$11.673
 Ending Number of AUs...................................... (a)4,884,063      (a)4,330,001      (a)4,053,341
                                                            (b)53,472         (b)57,801         (b)56,013

------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$2.404         (a)$1.557         (a)$2.188
                                                             (b)$2.356         (b)$1.519         (b)$2.117
 Ending AUV................................................  (a)$1.557         (a)$2.188         (a)$2.419
                                                             (b)$1.519         (b)$2.117         (b)$2.333
 Ending Number of AUs...................................... (a)287,465        (a)315,915        (a)320,100
                                                            (b)119            (b)118            (b)118

------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$11.923        (a)$11.865        (a)$11.727
                                                            (b)$11.665        (b)$11.570        (b)$11.407
 Ending AUV................................................ (a)$11.865        (a)$11.727        (a)$11.622
                                                            (b)$11.570        (b)$11.407        (b)$11.288
 Ending Number of AUs...................................... (a)1,874,622      (a)923,248        (a)932,080
                                                            (b)6,272          (b)2,612          (b)2,671

------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$14.814        (a)$10.130        (a)$13.899
                                                            (b)$14.547         (b)$9.923        (b)$13.581
 Ending AUV................................................ (a)$10.130        (a)$13.899        (a)$14.945
                                                             (b)$9.923        (b)$13.581        (b)$14.577
 Ending Number of AUs...................................... (a)56,776         (a)53,091         (a)81,303
                                                            (b)2,177          (b)2,132          (b)808

------------------------------------------------------------



                                                                 FISCAL           FISCAL           FISCAL           FISCAL
                                                                  YEAR             YEAR             YEAR             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/11         12/31/12         12/31/13         12/31/14
=========================================================== ================ ================ ================ ================
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$14.956       (a)$14.494       (a)$16.433       (a)$21.797
                                                            (b)$14.594       (b)$14.108       (b)$15.955       (b)$21.110
 Ending AUV................................................ (a)$14.494       (a)$16.433       (a)$21.797       (a)$23.766
                                                            (b)$14.108       (b)$15.955       (b)$21.110       (b)$22.960
 Ending Number of AUs...................................... (a)9,382,543     (a)8,091,283     (a)6,482,201     (a)5,582,977
                                                            (b)161,779       (b)136,496       (b)108,468       (b)91,581

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$12.591       (a)$11.726       (a)$13.032       (a)$17.561
                                                            (b)$12.322       (b)$11.446       (b)$12.689       (b)$17.057
 Ending AUV................................................ (a)$11.726       (a)$13.032       (a)$17.561       (a)$18.745
                                                            (b)$11.446       (b)$12.689       (b)$17.057       (b)$18.162
 Ending Number of AUs...................................... (a)4,623,857     (a)3,930,203     (a)2,803,765     (a)2,335,427
                                                            (b)96,119        (b)84,768        (b)58,608        (b)48,496

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 8/28/06)
 Beginning AUV............................................. (a)$14.566       (a)$13.863       (a)$15.745       (a)$20.346
                                                            (b)$14.254       (b)$13.532       (b)$15.331       (b)$19.762
 Ending AUV................................................ (a)$13.863       (a)$15.745       (a)$20.346       (a)$22.499
                                                            (b)$13.532       (b)$15.331       (b)$19.762       (b)$21.799
 Ending Number of AUs...................................... (a)1,780,264     (a)1,469,511     (a)1,233,545     (a)1,035,985
                                                            (b)22,029        (b)19,586        (b)16,188        (b)14,032

------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$8.268        (a)$7.989        (a)$9.213       (a)$12.525
                                                             (b)$8.065        (b)$7.773        (b)$8.942       (b)$12.126
 Ending AUV................................................  (a)$7.989        (a)$9.213       (a)$12.525       (a)$14.143
                                                             (b)$7.773        (b)$8.942       (b)$12.126       (b)$13.658
 Ending Number of AUs...................................... (a)1,118,951     (a)935,343       (a)787,183       (a)663,103
                                                            (b)22,485        (b)17,875        (b)16,973        (b)16,484

------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$11.812       (a)$10.749       (a)$12.609       (a)$17.185
                                                            (b)$11.673       (b)$10.596       (b)$12.399       (b)$16.856
 Ending AUV................................................ (a)$10.749       (a)$12.609       (a)$17.185       (a)$18.550
                                                            (b)$10.596       (b)$12.399       (b)$16.856       (b)$18.149
 Ending Number of AUs...................................... (a)3,847,381     (a)3,375,489     (a)1,887,813     (a)1,400,384
                                                            (b)56,523        (b)51,662        (b)35,881        (b)26,276

------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$2.419        (a)$2.264        (a)$2.413        (a)$3.005
                                                             (b)$2.333        (b)$2.176        (b)$2.322        (b)$2.888
 Ending AUV................................................  (a)$2.264        (a)$2.413        (a)$3.005        (a)$3.711
                                                             (b)$2.176        (b)$2.322        (b)$2.888        (b)$3.557
 Ending Number of AUs...................................... (a)242,634       (a)203,793       (a)159,290       (a)154,555
                                                            (b)118           (b)118           (b)0             (b)0

------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$11.622       (a)$11.464       (a)$11.311       (a)$11.158
                                                            (b)$11.288       (b)$11.105       (b)$10.929       (b)$10.755
 Ending AUV................................................ (a)$11.464       (a)$11.311       (a)$11.158       (a)$11.005
                                                            (b)$11.105       (b)$10.929       (b)$10.755       (b)$10.581
 Ending Number of AUs...................................... (a)1,065,113     (a)851,350       (a)846,532       (a)720,491
                                                            (b)12,947        (b)2,777         (b)1,919         (b)2,720

------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$14.945       (a)$16.657       (a)$18.752       (a)$25.339
                                                            (b)$14.577       (b)$16.199       (b)$18.191       (b)$24.520
 Ending AUV................................................ (a)$16.657       (a)$18.752       (a)$25.339       (a)$27.757
                                                            (b)$16.199       (b)$18.191       (b)$24.520       (b)$26.793
 Ending Number of AUs...................................... (a)99,735        (a)90,458        (a)335,341       (a)365,725
                                                            (b)808           (b)1,105         (b)2,354         (b)4,659

------------------------------------------------------------



                                                                 FISCAL           FISCAL           FISCAL           FISCAL
                                                                  YEAR             YEAR             YEAR             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/15         12/31/16         12/31/17         12/31/18
=========================================================== ================ ================ ================ ================
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$23.766       (a)$22.784       (a)$26.981       (a)$30.509
                                                            (b)$22.960       (b)$21.957       (b)$25.937       (b)$29.255
 Ending AUV................................................ (a)$22.784       (a)$26.981       (a)$30.509       (a)$26.138
                                                            (b)$21.957       (b)$25.937       (b)$29.255       (b)$25.000
 Ending Number of AUs...................................... (a)5,066,648     (a)4,414,614     (a)3,978,832     (a)3,649,922
                                                            (b)87,637        (b)76,603        (b)63,465        (b)55,987

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$18.745       (a)$18.054       (a)$20.965       (a)$23.570
                                                            (b)$18.162       (b)$17.449       (b)$20.212       (b)$22.667
 Ending AUV................................................ (a)$18.054       (a)$20.965       (a)$23.570       (a)$21.466
                                                            (b)$17.449       (b)$20.212       (b)$22.667       (b)$20.591
 Ending Number of AUs...................................... (a)2,083,246     (a)1,850,874     (a)1,662,412     (a)1,431,377
                                                            (b)47,740        (b)39,799        (b)37,014        (b)36,033

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 8/28/06)
 Beginning AUV............................................. (a)$22.499       (a)$21.463       (a)$24.771       (a)$26.241
                                                            (b)$21.799       (b)$20.743       (b)$23.880       (b)$25.234
 Ending AUV................................................ (a)$21.463       (a)$24.771       (a)$26.241       (a)$22.105
                                                            (b)$20.743       (b)$23.880       (b)$25.234       (b)$21.203
 Ending Number of AUs...................................... (a)938,255       (a)850,736       (a)766,738       (a)700,266
                                                            (b)12,854        (b)11,543        (b)11,576        (b)10,998

------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$14.143       (a)$15.563       (a)$15.827       (a)$20.663
                                                            (b)$13.658       (b)$14.992       (b)$15.208       (b)$19.806
 Ending AUV................................................ (a)$15.563       (a)$15.827       (a)$20.663       (a)$20.909
                                                            (b)$14.992       (b)$15.208       (b)$19.806       (b)$19.991
 Ending Number of AUs...................................... (a)602,403       (a)542,817       (a)495,039       (a)985,674
                                                            (b)14,366        (b)14,549        (b)12,664        (b)23,239

------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$18.550       (a)$17.276       (a)$21.352       (a)$23.881
                                                            (b)$18.149       (b)$16.861       (b)$20.787       (b)$23.192
 Ending AUV................................................ (a)$17.276       (a)$21.352       (a)$23.881       (a)$20.050
                                                            (b)$16.861       (b)$20.787       (b)$23.192       (b)$19.422
 Ending Number of AUs...................................... (a)1,310,436     (a)1,105,818     (a)991,877       (a)902,163
                                                            (b)25,758        (b)22,078        (b)18,084        (b)16,729

------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$3.711        (a)$4.040        (a)$4.668        (a)$6.242
                                                             (b)$3.557        (b)$3.863        (b)$4.453        (b)$5.939
 Ending AUV................................................  (a)$4.040        (a)$4.668        (a)$6.242        (a)$5.673
                                                             (b)$3.863        (b)$4.453        (b)$5.939        (b)$5.384
 Ending Number of AUs...................................... (a)164,296       (a)186,509       (a)188,153       (a)192,973
                                                            (b)0             (b)0             (b)0             (b)0

------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$11.005       (a)$10.862       (a)$10.733       (a)$10.691
                                                            (b)$10.581       (b)$10.417       (b)$10.268       (b)$10.202
 Ending AUV................................................ (a)$10.862       (a)$10.733       (a)$10.691       (a)$10.731
                                                            (b)$10.417       (b)$10.268       (b)$10.202       (b)$10.215
 Ending Number of AUs...................................... (a)524,458       (a)712,390       (a)666,094       (a)636,478
                                                            (b)2,405         (b)2,411         (b)9,566         (b)3,730

------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$27.757       (a)$28.021       (a)$32.684       (a)$38.411
                                                            (b)$26.793       (b)$26.980       (b)$31.391       (b)$36.800
 Ending AUV................................................ (a)$28.021       (a)$32.684       (a)$38.411       (a)$37.872
                                                            (b)$26.980       (b)$31.391       (b)$36.800       (b)$36.193
 Ending Number of AUs...................................... (a)343,055       (a)313,943       (a)282,919       (a)262,292
                                                            (b)4,727         (b)4,429         (b)2,586         (b)2,309

------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.


                                      A-2



                                                                        FISCAL           FISCAL
                                                                         YEAR             YEAR           8 MONTHS
                                                                        ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/09           4/30/10         12/31/10*
================================================================= ================= ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.571        (a)$15.045       (a)$19.087
                                                                  (b)$15.286        (b)$14.733       (b)$18.644
 Ending AUV...................................................... (a)$15.045        (a)$19.087       (a)$19.941
                                                                  (b)$14.733        (b)$18.644       (b)$19.446
 Ending Number of AUs............................................ (a)10,135,061     (a)9,998,898     (a)9,286,896
                                                                  (b)152,505        (b)148,597       (b)140,513

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$33.273        (a)$16.770       (a)$26.103
                                                                  (b)$32.682        (b)$16.431       (b)$25.511
 Ending AUV...................................................... (a)$16.770        (a)$26.103       (a)$27.375
                                                                  (b)$16.431        (b)$25.511       (b)$26.710
 Ending Number of AUs............................................ (a)1,107,119      (a)926,752       (a)883,116
                                                                  (b)13,080         (b)13,631        (b)13,304

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$9.254         (a)$6.286        (a)$9.420
                                                                   (b)$9.207         (b)$6.239        (b)$9.326
 Ending AUV......................................................  (a)$6.286         (a)$9.420       (a)$10.073
                                                                   (b)$6.239         (b)$9.326        (b)$9.956
 Ending Number of AUs............................................ (a)3,324,032      (a)3,100,603     (a)2,830,259
                                                                  (b)43,664         (b)41,058        (b)36,365

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.431        (a)$14.739       (a)$16.352
                                                                  (b)$15.159        (b)$14.443       (b)$15.984
 Ending AUV...................................................... (a)$14.739        (a)$16.352       (a)$17.226
                                                                  (b)$14.443        (b)$15.984       (b)$16.809
 Ending Number of AUs............................................ (a)1,408,979      (a)1,592,845     (a)1,554,881
                                                                  (b)25,527         (b)26,163        (b)22,866

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$6.097         (a)$4.177        (a)$5.649
                                                                   (b)$6.339         (b)$4.333        (b)$5.844
 Ending AUV......................................................  (a)$4.177         (a)$5.649        (a)$6.207
                                                                   (b)$4.333         (b)$5.844        (b)$6.411
 Ending Number of AUs............................................ (a)2,745,991      (a)3,324,833     (a)3,225,444
                                                                  (b)31,838         (b)49,097        (b)49,351

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$10.868         (a)$6.923        (a)$9.420
                                                                  (b)$10.814         (b)$6.871        (b)$9.327
 Ending AUV......................................................  (a)$6.923         (a)$9.420       (a)$10.252
                                                                   (b)$6.871         (b)$9.327       (b)$10.133
 Ending Number of AUs............................................ (a)300,386        (a)286,710       (a)281,580
                                                                  (b)14,370         (b)14,792        (b)14,614

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$9.740         (a)$7.482        (a)$9.597
                                                                   (b)$9.514         (b)$7.284        (b)$9.319
 Ending AUV......................................................  (a)$7.482         (a)$9.597       (a)$10.103
                                                                   (b)$7.284         (b)$9.319        (b)$9.793
 Ending Number of AUs............................................ (a)263,947        (a)316,261       (a)331,116
                                                                  (b)2,259          (b)3,508         (b)2,257

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$31.359        (a)$16.723       (a)$25.519
                                                                  (b)$30.855        (b)$16.413       (b)$24.983
 Ending AUV...................................................... (a)$16.723        (a)$25.519       (a)$29.467
                                                                  (b)$16.413        (b)$24.983       (b)$28.800
 Ending Number of AUs............................................ (a)440,121        (a)424,086       (a)411,775
                                                                  (b)5,163          (b)5,937         (b)8,417

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$19.941       (a)$20.987       (a)$23.127
                                                                  (b)$19.446       (b)$20.415       (b)$22.440
 Ending AUV...................................................... (a)$20.987       (a)$23.127       (a)$23.195
                                                                  (b)$20.415       (b)$22.440       (b)$22.450
 Ending Number of AUs............................................ (a)7,825,877     (a)6,936,227     (a)6,561,621
                                                                  (b)128,139       (b)112,512       (b)109,837

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$27.375       (a)$29.282       (a)$33.953
                                                                  (b)$26.710       (b)$28.499       (b)$32.963
 Ending AUV...................................................... (a)$29.282       (a)$33.953       (a)$32.881
                                                                  (b)$28.499       (b)$32.963       (b)$31.842
 Ending Number of AUs............................................ (a)750,135       (a)668,496       (a)420,929
                                                                  (b)12,015        (b)11,527        (b)10,125

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$10.073        (a)$9.642       (a)$11.240
                                                                   (b)$9.956        (b)$9.506       (b)$11.054
 Ending AUV......................................................  (a)$9.642       (a)$11.240       (a)$15.050
                                                                   (b)$9.506       (b)$11.054       (b)$14.764
 Ending Number of AUs............................................ (a)2,556,855     (a)2,203,082     (a)1,429,345
                                                                  (b)36,103        (b)34,361        (b)28,227

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$17.226       (a)$18.017       (a)$18.512
                                                                  (b)$16.809       (b)$17.537       (b)$17.974
 Ending AUV...................................................... (a)$18.017       (a)$18.512       (a)$17.661
                                                                  (b)$17.537       (b)$17.974       (b)$17.106
 Ending Number of AUs............................................ (a)1,366,513     (a)1,319,046     (a)1,464,795
                                                                  (b)18,136        (b)16,113        (b)15,938

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$6.207        (a)$5.994        (a)$6.970
                                                                   (b)$6.411        (b)$6.175        (b)$7.163
 Ending AUV......................................................  (a)$5.994        (a)$6.970        (a)$9.499
                                                                   (b)$6.175        (b)$7.163        (b)$9.738
 Ending Number of AUs............................................ (a)3,011,808     (a)2,762,009     (a)1,336,246
                                                                  (b)46,955        (b)41,628        (b)28,916

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$10.252        (a)$9.994       (a)$10.997
                                                                  (b)$10.133        (b)$9.853       (b)$10.815
 Ending AUV......................................................  (a)$9.994       (a)$10.997       (a)$14.652
                                                                   (b)$9.853       (b)$10.815       (b)$14.373
 Ending Number of AUs............................................ (a)259,755       (a)239,934       (a)462,720
                                                                  (b)14,239        (b)11,369        (b)11,172

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$10.103       (a)$10.220       (a)$11.435
                                                                   (b)$9.793        (b)$9.881       (b)$11.028
 Ending AUV...................................................... (a)$10.220       (a)$11.435       (a)$13.514
                                                                   (b)$9.881       (b)$11.028       (b)$13.000
 Ending Number of AUs............................................ (a)325,995       (a)299,487       (a)783,443
                                                                  (b)4,616         (b)4,586         (b)0

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$29.467       (a)$21.541       (a)$25.301
                                                                  (b)$28.800       (b)$21.001       (b)$24.605
 Ending AUV...................................................... (a)$21.541       (a)$25.301       (a)$24.177
                                                                  (b)$21.001       (b)$24.605       (b)$23.453
 Ending Number of AUs............................................ (a)404,837       (a)371,001       (a)347,643
                                                                  (b)9,025         (b)8,865         (b)9,389

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$23.195       (a)$24.273       (a)$23.714
                                                                  (b)$22.450       (b)$23.434       (b)$22.838
 Ending AUV...................................................... (a)$24.273       (a)$23.714       (a)$25.507
                                                                  (b)$23.434       (b)$22.838       (b)$24.504
 Ending Number of AUs............................................ (a)5,903,527     (a)5,278,516     (a)4,806,470
                                                                  (b)105,156       (b)93,613        (b)89,898

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$32.881       (a)$42.204       (a)$42.504
                                                                  (b)$31.842       (b)$40.769       (b)$40.957
 Ending AUV...................................................... (a)$42.204       (a)$42.504       (a)$45.667
                                                                  (b)$40.769       (b)$40.957       (b)$43.895
 Ending Number of AUs............................................ (a)259,077       (a)222,148       (a)200,212
                                                                  (b)6,382         (b)5,339         (b)4,844

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.050       (a)$14.889       (a)$13.628
                                                                  (b)$14.764       (b)$14.569       (b)$13.302
 Ending AUV...................................................... (a)$14.889       (a)$13.628       (a)$17.642
                                                                  (b)$14.569       (b)$13.302       (b)$17.177
 Ending Number of AUs............................................ (a)1,193,855     (a)1,083,227     (a)923,958
                                                                  (b)23,905        (b)22,669        (b)19,500

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$17.661       (a)$17.409       (a)$16.724
                                                                  (b)$17.106       (b)$16.819       (b)$16.117
 Ending AUV...................................................... (a)$17.409       (a)$16.724       (a)$16.758
                                                                  (b)$16.819       (b)$16.117       (b)$16.110
 Ending Number of AUs............................................ (a)1,429,053     (a)1,340,218     (a)1,311,806
                                                                  (b)24,564        (b)25,104        (b)23,346

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$9.499        (a)$9.746        (a)$9.575
                                                                   (b)$9.738        (b)$9.966        (b)$9.767
 Ending AUV......................................................  (a)$9.746        (a)$9.575        (a)$9.842
                                                                   (b)$9.966        (b)$9.767       (b)$10.014
 Ending Number of AUs............................................ (a)981,297       (a)882,816       (a)808,898
                                                                  (b)16,405        (b)17,484        (b)14,492

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$14.652       (a)$16.119       (a)$15.985
                                                                  (b)$14.373       (b)$15.773       (b)$15.604
 Ending AUV...................................................... (a)$16.119       (a)$15.985       (a)$15.582
                                                                  (b)$15.773       (b)$15.604       (b)$15.172
 Ending Number of AUs............................................ (a)457,400       (a)453,848       (a)440,638
                                                                  (b)13,091        (b)12,963        (b)12,534

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$13.514       (a)$14.895       (a)$14.737
                                                                  (b)$13.000       (b)$14.294       (b)$14.106
 Ending AUV...................................................... (a)$14.895       (a)$14.737       (a)$15.620
                                                                  (b)$14.294       (b)$14.106       (b)$14.915
 Ending Number of AUs............................................ (a)761,596       (a)736,281       (a)795,281
                                                                  (b)2,155         (b)2,131         (b)2,146

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$24.177       (a)$22.505       (a)$19.081
                                                                  (b)$23.453       (b)$21.777       (b)$18.417
 Ending AUV...................................................... (a)$22.505       (a)$19.081       (a)$20.893
                                                                  (b)$21.777       (b)$18.417       (b)$20.116
 Ending Number of AUs............................................ (a)324,776       (a)334,101       (a)294,506
                                                                  (b)10,228        (b)9,819         (b)9,459

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/17         12/31/18
================================================================= ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$25.507       (a)$26.903
                                                                  (b)$24.504       (b)$25.781
 Ending AUV...................................................... (a)$26.903       (a)$25.857
                                                                  (b)$25.781       (b)$24.716
 Ending Number of AUs............................................ (a)4,579,233     (a)3,980,367
                                                                  (b)78,346        (b)66,657

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$45.667       (a)$47.601
                                                                  (b)$43.895       (b)$45.640
 Ending AUV...................................................... (a)$47.601       (a)$44.013
                                                                  (b)$45.640       (b)$42.094
 Ending Number of AUs............................................ (a)190,148       (a)154,231
                                                                  (b)4,111         (b)3,715

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$17.642       (a)$19.163
                                                                  (b)$17.177       (b)$18.612
 Ending AUV...................................................... (a)$19.163       (a)$16.529
                                                                  (b)$18.612       (b)$16.013
 Ending Number of AUs............................................ (a)833,104       (a)746,090
                                                                  (b)17,876        (b)17,273

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$16.758       (a)$17.704
                                                                  (b)$16.110       (b)$16.977
 Ending AUV...................................................... (a)$17.704       (a)$17.077
                                                                  (b)$16.977       (b)$16.334
 Ending Number of AUs............................................ (a)1,295,108     (a)1,143,801
                                                                  (b)19,576        (b)14,294

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$9.842       (a)$12.154
                                                                  (b)$10.014       (b)$12.336
 Ending AUV...................................................... (a)$12.154       (a)$11.446
                                                                  (b)$12.336       (b)$11.588
 Ending Number of AUs............................................ (a)690,241       (a)570,122
                                                                  (b)10,010        (b)8,754

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.582       (a)$20.059
                                                                  (b)$15.172       (b)$19.483
 Ending AUV...................................................... (a)$20.059       (a)$20.096
                                                                  (b)$19.483       (b)$19.470
 Ending Number of AUs............................................ (a)367,075       (a)310,928
                                                                  (b)9,778         (b)8,942

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.620       (a)$17.699
                                                                  (b)$14.915       (b)$16.858
 Ending AUV...................................................... (a)$17.699       (a)$16.151
                                                                  (b)$16.858       (b)$15.345
 Ending Number of AUs............................................ (a)700,594       (a)711,840
                                                                  (b)2,678         (b)2,590

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$20.893       (a)$29.401
                                                                  (b)$20.116       (b)$28.238
 Ending AUV...................................................... (a)$29.401       (a)$23.446
                                                                  (b)$28.238       (b)$22.462
 Ending Number of AUs............................................ (a)241,126       (a)229,609
                                                                  (b)6,914         (b)7,196

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.


                                      A-3



                                                                 FISCAL           FISCAL
                                                                  YEAR             YEAR           8 MONTHS
                                                                  ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                              4/30/09          4/30/10         12/31/10*
=========================================================== ================ ================ ================
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$10.334        (a)$6.458        (a)$8.464
                                                            (b)$10.096        (b)$6.293        (b)$8.228
 Ending AUV................................................  (a)$6.458        (a)$8.464        (a)$8.980
                                                             (b)$6.293        (b)$8.228        (b)$8.715
 Ending Number of AUs...................................... (a)604,806       (a)560,637       (a)510,660
                                                            (b)12,590        (b)12,307        (b)12,301

------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$11.154        (a)$6.513        (a)$8.954
                                                            (b)$10.950        (b)$6.384        (b)$8.770
 Ending AUV................................................  (a)$6.513        (a)$8.954        (a)$9.737
                                                             (b)$6.384        (b)$8.770       (b)N/A
 Ending Number of AUs...................................... (a)129,241       (a)143,128       (a)145,844
                                                            (b)682           (b)659           (b)650

------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$15.517       (a)$16.494       (a)$18.130
                                                            (b)$15.250       (b)$16.169       (b)$17.729
 Ending AUV................................................ (a)$16.494       (a)$18.130       (a)$18.572
                                                            (b)$16.169       (b)$17.729       (b)$18.130
 Ending Number of AUs...................................... (a)2,961,651     (a)4,141,983     (a)4,388,791
                                                            (b)36,304        (b)60,027        (b)61,101

------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$9.640        (a)$6.372        (a)$8.889
                                                             (b)$9.468        (b)$6.243        (b)$8.687
 Ending AUV................................................  (a)$6.372        (a)$8.889       (a)$10.046
                                                             (b)$6.243        (b)$8.687        (b)$9.802
 Ending Number of AUs...................................... (a)215,414       (a)271,002       (a)351,244
                                                            (b)7,207         (b)10,929        (b)14,923

------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$15.731       (a)$10.012       (a)$13.762
                                                            (b)$15.444        (b)$9.805       (b)$13.443
 Ending AUV................................................ (a)$10.012       (a)$13.762       (a)$14.615
                                                             (b)$9.805       (b)$13.443       (b)$14.254
 Ending Number of AUs...................................... (a)7,491,086     (a)7,046,454     (a)6,485,341
                                                            (b)117,716       (b)111,716       (b)100,758

------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$6.443        (a)$4.411        (a)$5.857
                                                             (b)$6.307        (b)$4.292        (b)$5.680
 Ending AUV................................................  (a)$4.411        (a)$5.857        (a)$6.261
                                                             (b)$4.292        (b)$5.680        (b)$6.065
 Ending Number of AUs...................................... (a)199,824       (a)219,496       (a)248,706
                                                            (b)49            (b)898           (b)902

------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$11.633        (a)$7.895       (a)$10.594
                                                            (b)$11.285        (b)$7.639       (b)$10.225
 Ending AUV................................................  (a)$7.895       (a)$10.594       (a)$11.064
                                                             (b)$7.639       (b)$10.225       (b)$10.661
 Ending Number of AUs...................................... (a)2,174,932     (a)2,562,919     (a)2,607,470
                                                            (b)26,380        (b)37,294        (b)41,067

------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$15.972       (a)$12.538       (a)$15.511
                                                            (b)$15.684       (b)$12.282       (b)$15.156
 Ending AUV................................................ (a)$12.538       (a)$15.511       (a)$16.191
                                                            (b)$12.282       (b)$15.156       (b)$15.794
 Ending Number of AUs...................................... (a)8,954,648     (a)8,460,296     (a)7,741,197
                                                            (b)170,696       (b)153,645       (b)132,568

------------------------------------------------------------



                                                                 FISCAL           FISCAL           FISCAL           FISCAL
                                                                  YEAR             YEAR             YEAR             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/11         12/31/12         12/31/13         12/31/14
=========================================================== ================ ================ ================ ================
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$8.980        (a)$9.622       (a)$10.825       (a)$14.107
                                                             (b)$8.715        (b)$9.316       (b)$10.454       (b)$13.590
 Ending AUV................................................  (a)$9.622       (a)$10.825       (a)$14.107       (a)$15.921
                                                             (b)$9.316       (b)$10.454       (b)$13.590       (b)$15.300
 Ending Number of AUs...................................... (a)511,134       (a)513,793       (a)1,284,526     (a)1,284,800
                                                            (b)12,290        (b)10,360        (b)14,700        (b)14,083

------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$9.737        (a)$8.630        (a)$9.977       (a)$12.454
                                                             (b)$9.529        (b)$8.434        (b)$9.726       (b)$12.110
 Ending AUV................................................  (a)$8.630        (a)$9.977       (a)$12.454       (a)$12.834
                                                             (b)$8.434        (b)$9.726       (b)$12.110       (b)$12.449
 Ending Number of AUs...................................... (a)128,888       (a)116,626       (a)108,871       (a)116,948
                                                            (b)647           (b)626           (b)590           (b)193

------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$18.572       (a)$19.539       (a)$20.731       (a)$19.768
                                                            (b)$18.130       (b)$19.026       (b)$20.136       (b)$19.154
 Ending AUV................................................ (a)$19.539       (a)$20.731       (a)$19.768       (a)$20.493
                                                            (b)$19.026       (b)$20.136       (b)$19.154       (b)$19.806
 Ending Number of AUs...................................... (a)4,126,544     (a)4,137,852     (a)3,874,189     (a)3,403,874
                                                            (b)54,171        (b)59,758        (b)62,082        (b)64,352

------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$10.046        (a)$9.347       (a)$10.729       (a)$15.114
                                                             (b)$9.802        (b)$9.097       (b)$10.416       (b)$14.636
 Ending AUV................................................  (a)$9.347       (a)$10.729       (a)$15.114       (a)$16.633
                                                             (b)$9.097       (b)$10.416       (b)$14.636       (b)$16.066
 Ending Number of AUs...................................... (a)413,646       (a)443,972       (a)373,448       (a)340,334
                                                            (b)17,105        (b)17,016        (b)16,690        (b)11,360

------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$14.615       (a)$13.844       (a)$15.433       (a)$20.406
                                                            (b)$14.254       (b)$13.468       (b)$14.976       (b)$19.752
 Ending AUV................................................ (a)$13.844       (a)$15.433       (a)$20.406       (a)$21.543
                                                            (b)$13.468       (b)$14.976       (b)$19.752       (b)$20.801
 Ending Number of AUs...................................... (a)5,626,575     (a)4,912,214     (a)3,893,155     (a)3,417,508
                                                            (b)93,562        (b)75,833        (b)62,477        (b)56,020

------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$6.261        (a)$5.846        (a)$6.451        (a)$8.549
                                                             (b)$6.065        (b)$5.652        (b)$6.221        (b)$8.224
 Ending AUV................................................  (a)$5.846        (a)$6.451        (a)$8.549        (a)$9.463
                                                             (b)$5.652        (b)$6.221        (b)$8.224        (b)$9.080
 Ending Number of AUs...................................... (a)241,176       (a)233,535       (a)172,151       (a)184,959
                                                            (b)922           (b)943           (b)823           (b)784

------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$11.064       (a)$10.734       (a)$12.650       (a)$16.493
                                                            (b)$10.661       (b)$10.317       (b)$12.129       (b)$15.774
 Ending AUV................................................ (a)$10.734       (a)$12.650       (a)$16.493       (a)$18.087
                                                            (b)$10.317       (b)$12.129       (b)$15.774       (b)$17.255
 Ending Number of AUs...................................... (a)2,550,427     (a)2,367,983     (a)2,188,063     (a)1,975,503
                                                            (b)40,679        (b)38,957        (b)33,183        (b)27,986

------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$16.191       (a)$16.323       (a)$17.971       (a)$21.153
                                                            (b)$15.794       (b)$15.882       (b)$17.443       (b)$20.480
 Ending AUV................................................ (a)$16.323       (a)$17.971       (a)$21.153       (a)$22.689
                                                            (b)$15.882       (b)$17.443       (b)$20.480       (b)$21.912
 Ending Number of AUs...................................... (a)6,607,241     (a)5,693,953     (a)5,330,277     (a)4,737,205
                                                            (b)121,360       (b)102,625       (b)90,771        (b)86,978

------------------------------------------------------------



                                                                 FISCAL           FISCAL           FISCAL           FISCAL
                                                                  YEAR             YEAR             YEAR             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/15         12/31/16         12/31/17         12/31/18
=========================================================== ================ ================ ================ ================
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$15.921       (a)$15.404       (a)$17.605       (a)$20.597
                                                            (b)$15.300       (b)$14.766       (b)$16.834       (b)$19.646
 Ending AUV................................................ (a)$15.404       (a)$17.605       (a)$20.597       (a)$19.465
                                                            (b)$14.766       (b)$16.834       (b)$19.646       (b)$18.519
 Ending Number of AUs...................................... (a)1,290,585     (a)1,194,398     (a)1,070,078     (a)922,989
                                                            (b)14,638        (b)14,161        (b)7,107         (b)4,105

------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$12.834       (a)$12.538       (a)$13.104       (a)$16.115
                                                            (b)$12.449       (b)$12.131       (b)$12.647       (b)$15.515
 Ending AUV................................................ (a)$12.538       (a)$13.104       (a)$16.115       (a)$14.172
                                                            (b)$12.131       (b)$12.647       (b)$15.515       (b)$13.609
 Ending Number of AUs...................................... (a)106,328       (a)100,746       (a)100,938       (a)103,340
                                                            (b)179           (b)180           (b)157           (b)0

------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$20.493       (a)$20.245       (a)$20.699       (a)$21.282
                                                            (b)$19.806       (b)$19.518       (b)$19.906       (b)$20.415
 Ending AUV................................................ (a)$20.245       (a)$20.699       (a)$21.282       (a)$20.953
                                                            (b)$19.518       (b)$19.906       (b)$20.415       (b)$20.049
 Ending Number of AUs...................................... (a)3,227,975     (a)3,206,276     (a)3,216,496     (a)2,824,695
                                                            (b)68,085        (b)64,991        (b)50,318        (b)42,020

------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$16.633       (a)$16.942       (a)$16.791       (a)$21.531
                                                            (b)$16.066       (b)$16.324       (b)$16.138       (b)$20.643
 Ending AUV................................................ (a)$16.942       (a)$16.791       (a)$21.531       (a)$20.255
                                                            (b)$16.324       (b)$16.138       (b)$20.643       (b)$19.371
 Ending Number of AUs...................................... (a)315,071       (a)309,286       (a)282,700       (a)271,406
                                                            (b)11,074        (b)11,483        (b)11,875        (b)11,827

------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$21.543       (a)$21.587       (a)$24.468       (a)$29.180
                                                            (b)$20.801       (b)$20.791       (b)$23.507       (b)$27.964
 Ending AUV................................................ (a)$21.587       (a)$24.468       (a)$29.180       (a)$26.369
                                                            (b)$20.791       (b)$23.507       (b)$27.964       (b)$25.207
 Ending Number of AUs...................................... (a)3,038,610     (a)2,673,100     (a)2,336,284     (a)2,104,817
                                                            (b)53,523        (b)47,215        (b)40,017        (b)36,381

------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.............................................  (a)$9,463        (a)$9.770       (a)$10.277       (a)$12.913
                                                             (b)$9.080        (b)$9.352        (b)$9.812       (b)$12.299
 Ending AUV................................................  (a)$9.770       (a)$10.277       (a)$12.913       (a)$12.101
                                                             (b)$9.352        (b)$9.812       (b)$12.299       (b)$11.496
 Ending Number of AUs...................................... (a)201,742       (a)243,335       (a)258,834       (a)299,697
                                                            (b)1,199         (b)585           (b)141           (b)141

------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$18.087       (a)$17.928       (a)$19.264       (a)$23.515
                                                            (b)$17.255       (b)$17.061       (b)$18.286       (b)$22.266
 Ending AUV................................................ (a)$17.928       (a)$19.264       (a)$23.515       (a)$22.000
                                                            (b)$17.061       (b)$18.286       (b)$22.266       (b)$20.779
 Ending Number of AUs...................................... (a)1,803,746     (a)1,655,367     (a)1,420,991     (a)1,274,318
                                                            (b)28,405        (b)26,384        (b)14,489        (b)12,317

------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................. (a)$22.689       (a)$22.338       (a)$24.099       (a)$26.750
                                                            (b)$21.912       (b)$21.519       (b)$23.157       (b)$25.641
 Ending AUV................................................ (a)$22.338       (a)$24.099       (a)$26.750       (a)$24.933
                                                            (b)$21.519       (b)$23.157       (b)$25.641       (b)$23.840
 Ending Number of AUs...................................... (a)4,283,066     (a)3,944,459     (a)3,592,628     (a)3,217,687
                                                            (b)83,255        (b)81,314        (b)73,443        (b)67,156

------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.


                                      A-4



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR           8 MONTHS
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/09          4/30/10         12/31/10*
================================================================= ================ ================ ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$10.836        (a)$6.249        (a)$8.370
                                                                  (b)$10.650        (b)$6.127        (b)$8.185
 Ending AUV......................................................  (a)$6.249        (a)$8.370        (a)$9.180
                                                                   (b)$6.127        (b)$8.185        (b)$8.963
 Ending Number of AUs............................................ (a)731,084       (a)678,398       (a)642,959
                                                                  (b)8,523         (b)8,229         (b)8,143

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$12.451        (a)$8.450       (a)$11.197
                                                                  (b)$12.230        (b)$8.279       (b)$10.943
 Ending AUV......................................................  (a)$8.450       (a)$11.197       (a)$12.210
                                                                   (b)$8.279       (b)$10.943       (b)$11.913
 Ending Number of AUs............................................ (a)81,008        (a)90,102        (a)100,161
                                                                  (b)5,140         (b)4,136         (b)5,469

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$14.370       (a)$11.218       (a)$14.345
                                                                  (b)$14.114       (b)$10.991       (b)$14.020
 Ending AUV...................................................... (a)$11.218       (a)$14.345       (a)$15.322
                                                                  (b)$10.991       (b)$14.020       (b)$14.950
 Ending Number of AUs............................................ (a)306,441       (a)289,041       (a)300,106
                                                                  (b)5,211         (b)9,708         (b)9,547

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$14.855       (a)$11.049       (a)$15.111
                                                                  (b)$14.607       (b)$10.837       (b)$14.784
 Ending AUV...................................................... (a)$11.049       (a)$15.111       (a)$16.091
                                                                  (b)$10.837       (b)$14.784       (b)$15.717
 Ending Number of AUs............................................ (a)2,747,356     (a)2,574,462     (a)2,367,845
                                                                  (b)42,525        (b)41,600        (b)36,279

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.412        (a)$7.965       (a)$10.742
                                                                  (b)$15.143        (b)$7.807       (b)$10.502
 Ending AUV......................................................  (a)$7.965       (a)$10.742       (a)$11.507
                                                                   (b)$7.807       (b)$10.502       (b)$11.231
 Ending Number of AUs............................................ (a)3,761,963     (a)3,594,598     (a)3,389,385
                                                                  (b)42,740        (b)46,238        (b)45,988

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$11.926        (a)$7.199        (a)$9.298
                                                                  (b)$11.868        (b)$7.146        (b)$9.207
 Ending AUV......................................................  (a)$7.199        (a)$9.298        (a)$9.739
                                                                   (b)$7.146        (b)$9.207        (b)$9.627
 Ending Number of AUs............................................ (a)6,112,300     (a)6,428,456     (a)6,465,262
                                                                  (b)95,969        (b)100,970       (b)93,727

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$16.168       (a)$10.547       (a)$15.245
                                                                  (b)$15.864       (b)$10.323       (b)$14.884
 Ending AUV...................................................... (a)$10.547       (a)$15.245       (a)$17.236
                                                                  (b)$10.323       (b)$14.884       (b)$16.799
 Ending Number of AUs............................................ (a)8,758,997     (a)8,115,186     (a)7,324,423
                                                                  (b)169,672       (b)157,025       (b)133,988

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$14.597       (a)$14.955       (a)$15.660
                                                                  (b)$14.338       (b)$14.653       (b)$15.305
 Ending AUV...................................................... (a)$14.955       (a)$15.660       (a)$15.930
                                                                  (b)$14.653       (b)$15.305       (b)$15.543
 Ending Number of AUs............................................ (a)5,371,822     (a)5,848,136     (a)5,741,170
                                                                  (b)70,848        (b)74,829        (b)81,064

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$9.180        (a)$7.754        (a)$8.999
                                                                   (b)$8.963        (b)$7.551        (b)$8.742
 Ending AUV......................................................  (a)$7.754        (a)$8.999       (a)$10.737
                                                                   (b)$7.551        (b)$8.742       (b)$10.404
 Ending Number of AUs............................................ (a)584,966       (a)487,327       (a)622,928
                                                                  (b)7,059         (b)6,794         (b)7,654

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$12.210       (a)$12.063       (a)$13.942
                                                                  (b)$11.913       (b)$11.740       (b)$13.534
 Ending AUV...................................................... (a)$12.063       (a)$13.942       (a)$18.095
                                                                  (b)$11.740       (b)$13.534       (b)$17.523
 Ending Number of AUs............................................ (a)84,431        (a)94,964        (a)402,795
                                                                  (b)5,259         (b)6,833         (b)8,042

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.322       (a)$15.295       (a)$16.935
                                                                  (b)$14.950       (b)$14.886       (b)$16.440
 Ending AUV...................................................... (a)$15.295       (a)$16.935       (a)$19.746
                                                                  (b)$14.886       (b)$16.440       (b)$19.122
 Ending Number of AUs............................................ (a)307,308       (a)273,068       (a)511,239
                                                                  (b)10,381        (b)10,126        (b)6,957

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$16.091       (a)$16.596       (a)$19.203
                                                                  (b)$15.717       (b)$16.170       (b)$18.663
 Ending AUV...................................................... (a)$16.596       (a)$19.203       (a)$20.496
                                                                  (b)$16.170       (b)$18.663       (b)$19.869
 Ending Number of AUs............................................ (a)2,036,917     (a)1,796,336     (a)1,655,831
                                                                  (b)31,964        (b)33,730        (b)33,916

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$11.507        (a)$9.811       (a)$11.769
                                                                  (b)$11.231        (b)$9.552       (b)$11.430
 Ending AUV......................................................  (a)$9.811       (a)$11.769       (a)$14.207
                                                                   (b)$9.552       (b)$11.430       (b)$13.762
 Ending Number of AUs............................................ (a)3,290,580     (a)2,870,299     (a)1,678,495
                                                                  (b)48,678        (b)45,659        (b)35,684

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$9.739        (a)$8.512       (a)$10.068
                                                                   (b)$9.627        (b)$8.393        (b)$9.902
 Ending AUV......................................................  (a)$8.512       (a)$10.068       (a)$12.287
                                                                   (b)$8.393        (b)$9.902       (b)$12.055
 Ending Number of AUs............................................ (a)6,372,025     (a)5,529,652     (a)4,019,606
                                                                  (b)91,547        (b)88,979        (b)74,418

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$17.236       (a)$15.846       (a)$19.418
                                                                  (b)$16.799       (b)$15.406       (b)$18.831
 Ending AUV...................................................... (a)$15.846       (a)$19.418       (a)$26.086
                                                                  (b)$15.406       (b)$18.831       (b)$25.235
 Ending Number of AUs............................................ (a)6,392,822     (a)5,167,574     (a)4,494,278
                                                                  (b)124,318       (b)88,249        (b)76,538

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$15.930       (a)$16.873       (a)$17.321
                                                                  (b)$15.543       (b)$16.421       (b)$16.815
 Ending AUV...................................................... (a)$16.873       (a)$17.321       (a)$16.774
                                                                  (b)$16.421       (b)$16.815       (b)$16.244
 Ending Number of AUs............................................ (a)4,934,413     (a)4,732,021     (a)4,837,215
                                                                  (b)73,420        (b)65,811        (b)65,889

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$10.737        (a)$9.722        (a)$9.641
                                                                  (b)$10.404        (b)$9.397        (b)$9.296
 Ending AUV......................................................  (a)$9.722        (a)$9.641        (a)$9.350
                                                                   (b)$9.397        (b)$9.296        (b)$8.992
 Ending Number of AUs............................................ (a)661,610       (a)628,356       (a)633,922
                                                                  (b)7,883         (b)9,552         (b)9,759

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$18.095       (a)$19.766       (a)$20.136
                                                                  (b)$17.523       (b)$19.093       (b)$19.402
 Ending AUV...................................................... (a)$19.766       (a)$20.136       (a)$22.238
                                                                  (b)$19.093       (b)$19.402       (b)$21.375
 Ending Number of AUs............................................ (a)452,894       (a)418,022       (a)381,939
                                                                  (b)7,520         (b)7,344         (b)7,188

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$19.746       (a)$20.987       (a)$20.399
                                                                  (b)$19.122       (b)$20.273       (b)$19.656
 Ending AUV...................................................... (a)$20.987       (a)$20.399       (a)$22.351
                                                                  (b)$20.273       (b)$19.656       (b)$21.483
 Ending Number of AUs............................................ (a)536,254       (a)527,035       (a)494,468
                                                                  (b)8,346         (b)8,294         (b)8,213

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$20.496       (a)$20.443       (a)$19.351
                                                                  (b)$19.869       (b)$19.769       (b)$18.666
 Ending AUV...................................................... (a)$20.443       (a)$19.351       (a)$22.633
                                                                  (b)$19.769       (b)$18.666       (b)$21.777
 Ending Number of AUs............................................ (a)1,527,808     (a)1,399,017     (a)1,221,623
                                                                  (b)34,304        (b)29,650        (b)28,042

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$14.207       (a)$12.723       (a)$12.382
                                                                  (b)$13.762       (b)$12.294       (b)$11.935
 Ending AUV...................................................... (a)$12.723       (a)$12.382       (a)$12.432
                                                                  (b)$12.294       (b)$11.935       (b)$11.953
 Ending Number of AUs............................................ (a)1,363,899     (a)1,194,783     (a)1,143,961
                                                                  (b)28,076        (b)29,734        (b)27,558

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$12.287       (a)$11.334       (a)$10.689
                                                                  (b)$12.055       (b)$11.092       (b)$10.435
 Ending AUV...................................................... (a)$11.334       (a)$10.689       (a)$10.722
                                                                  (b)$11.092       (b)$10.435       (b)$10.441
 Ending Number of AUs............................................ (a)3,601,012     (a)3,319,343     (a)3,097,671
                                                                  (b)63,083        (b)61,895        (b)57,859

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$26.086       (a)$29.733       (a)$31.976
                                                                  (b)$25.235       (b)$28.691       (b)$30.778
 Ending AUV...................................................... (a)$29.733       (a)$31.976       (a)$32.254
                                                                  (b)$28.691       (b)$30.778       (b)$30.968
 Ending Number of AUs............................................ (a)3,929,575     (a)3,451,580     (a)3,163,291
                                                                  (b)65,204        (b)60,998        (b)58,222

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$16.774       (a)$17.448       (a)$17.351
                                                                  (b)$16.244       (b)$16.855       (b)$16.718
 Ending AUV...................................................... (a)$17.448       (a)$17.351       (a)$17.413
                                                                  (b)$16.855       (b)$16.718       (b)$16.737
 Ending Number of AUs............................................ (a)4,410,849     (a)4,018,638     (a)3,905,292
                                                                  (b)66,986        (b)64,203        (b)62,990

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/17         12/31/18
================================================================= ================ ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...................................................  (a)$9.350       (a)$11.564
                                                                   (b)$8.992       (b)$11.094
 Ending AUV...................................................... (a)$11.564        (a)$9.845
                                                                  (b)$11.094        (b)$9.421
 Ending Number of AUs............................................ (a)572,559       (a)566,171
                                                                  (b)6,848         (b)6,816

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$22.238       (a)$25.707
                                                                  (b)$21.375       (b)$24.647
 Ending AUV...................................................... (a)$25.707       (a)$23.418
                                                                  (b)$24.647       (b)$22.396
 Ending Number of AUs............................................ (a)344,861       (a)341,244
                                                                  (b)4,429         (b)4,109

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$22.351       (a)$25.147
                                                                  (b)$21.483       (b)$24.111
 Ending AUV...................................................... (a)$25.147       (a)$23.745
                                                                  (b)$24.111       (b)$22.710
 Ending Number of AUs............................................ (a)472,107       (a)443,164
                                                                  (b)4,232         (b)4,123

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$22.633       (a)$24.565
                                                                  (b)$21.777       (b)$23.578
 Ending AUV...................................................... (a)$24.565       (a)$23.368
                                                                  (b)$23.578       (b)$22.372
 Ending Number of AUs............................................ (a)1,136,301     (a)1,008,652
                                                                  (b)21,946        (b)19,962

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$12.432       (a)$15.307
                                                                  (b)$11.953       (b)$14.681
 Ending AUV...................................................... (a)$15.307       (a)$12.473
                                                                  (b)$14.681       (b)$11.933
 Ending Number of AUs............................................ (a)981,136       (a)885,735
                                                                  (b)22,077        (b)19,314

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$10.722       (a)$12.913
                                                                  (b)$10.441       (b)$12.543
 Ending AUV...................................................... (a)$12.913       (a)$10.709
                                                                  (b)$12.543       (b)$10.376
 Ending Number of AUs............................................ (a)2,690,090     (a)2,548,672
                                                                  (b)45,241        (b)41,503

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$32.254       (a)$42.359
                                                                  (b)$30.968       (b)$40.570
 Ending AUV...................................................... (a)$42.359       (a)$41.583
                                                                  (b)$40.570       (b)$39.726
 Ending Number of AUs............................................ (a)2,719,867     (a)2,383,058
                                                                  (b)49,485        (b)45,811

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV................................................... (a)$17.413       (a)$17.741
                                                                  (b)$16.737       (b)$17.009
 Ending AUV...................................................... (a)$17.741       (a)$17.553
                                                                  (b)$17.009       (b)$16.787
 Ending Number of AUs............................................ (a)3,842,084     (a)3,281,871
                                                                  (b)47,171        (b)41,509

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.


                                      A-5



                                                                 FISCAL       FISCAL                      FISCAL
                                                                  YEAR         YEAR        8 MONTHS        YEAR
                                                                  ENDED        ENDED        ENDED         ENDED
VARIABLE PORTFOLIOS                                              4/30/09      4/30/10     12/31/10*      12/31/11
============================================================= ============ ============ ============= =============
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV............................................... (a)N/A       (a)N/A       (a)$11.489    (a)$11.644
                                                              (b)N/A       (b)N/A       (b)$11.489    (b)$11.663
 Ending AUV.................................................. (a)N/A       (a)N/A       (a)$11.644    (a)$12.238
                                                              (b)N/A       (b)N/A       (b)$11.663    (b)$12.268
 Ending Number of AUs........................................ (a)N/A       (a)N/A       (a)171,448    (a)287,872
                                                              (b)N/A       (b)N/A       (b)9          (b)9

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................... (a)$9.591    (a)$5.207     (a)$7.740     (a)$8.325
                                                              (b)$9.452    (b)$5.127     (b)$7.616     (b)$8.183
 Ending AUV.................................................. (a)$5.207    (a)$7.740     (a)$8.325     (a)$8.071
                                                              (b)$5.127    (b)$7.616     (b)$8.183     (b)$7.925
 Ending Number of AUs........................................ (a)61,895    (a)67,246    (a)50,489     (a)39,725
                                                              (b)548       (b)2,340     (b)548        (b)548

--------------------------------------------------------------



                                                                  FISCAL         FISCAL           FISCAL           FISCAL
                                                                   YEAR           YEAR             YEAR             YEAR
                                                                  ENDED           ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/12       12/31/13         12/31/14         12/31/15
============================================================= ============= ================ ================ ================
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV............................................... (a)$12.238    (a)$12.595       (a)$11.834       (a)$11.926
                                                              (b)$12.268    (b)$12.641       (b)$11.847       (b)$11.909
 Ending AUV.................................................. (a)$12.595    (a)$11.834       (a)$11.926       (a)$11.664
                                                              (b)$12.641    (b)$11.847       (b)$11.909       (b)$11.619
 Ending Number of AUs........................................ (a)390,088    (a)1,719,057     (a)2,057,201     (a)1,927,425
                                                              (b)3,966      (b)11,958        (b)23,754        (b)24,542

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV...............................................  (a)$8.071     (a)$9.277       (a)$13.117       (a)$13.045
                                                               (b)$7.925     (b)$9.087       (b)$12.816       (b)$12.714
 Ending AUV..................................................  (a)$9.277    (a)$13.117       (a)$13.045       (a)$12.749
                                                               (b)$9.087    (b)$12.816       (b)$12.714       (b)$12.395
 Ending Number of AUs........................................ (a)39,266     (a)57,800        (a)47,887        (a)48,477
                                                              (b)548        (b)521           (b)1,129         (b)1,129

--------------------------------------------------------------



                                                                   FISCAL           FISCAL           FISCAL
                                                                    YEAR             YEAR             YEAR
                                                                    ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               12/31/16         12/31/17         12/31/18
============================================================= ================ ================ ================
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV............................................... (a)$11.664       (a)$11.994       (a)$12.122
                                                              (b)$11.619       (b)$11.918       (b)$12.015
 Ending AUV.................................................. (a)$11.994       (a)$12.122       (a)$11.994
                                                              (b)$11.918       (b)$12.015       (b)$11.859
 Ending Number of AUs........................................ (a)1,908,546     (a)1,949,989     (a)1,701,018
                                                              (b)24,872        (b)13,686        (b)10,835

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV............................................... (a)$12.749       (a)$13.540       (a)$17.355
                                                              (b)$12.395       (b)$13.131       (b)$16.789
 Ending AUV.................................................. (a)$13.540       (a)$17.355       (a)$15.999
                                                              (b)$13.131       (b)$16.789       (b)$15.438
 Ending Number of AUs........................................ (a)43,925        (a)35,163        (a)35,683
                                                              (b)1,129         (b)1,129         (b)1,129

--------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



     PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge         Contract Maintenance Fee is $30.                                  New Mexico
                                                                                                North Dakota
Administrative Charge         Charge will be deducted pro-rata from Variable Portfolios only.   Washington
Annuity Date                  You may begin the Income Phase any time after your first          Florida
                                contract anniversary.
Death Benefits                If the contract is issued on or after your 83rd birthday, but     Washington
                                before your 86th birthday, the death benefit is
                              the greater of: 1) contract value or 2) Gross Purchase Payments received prior to your 86th birthday
                              reduced for any withdrawals in the same proportion that the contract value was reduced by such
                              withdrawal.
Death Benefits Upon Spousal   If the Continuing Spouse continues the contract on or after the   Washington
                                Continuing Spouse's 83rd birthday but
Continuation                  before their 86th birthday, the death benefit is the greater of:
                                1) contract value or 2) contract value on
                              the Continuation date, plus Gross Purchase Payments received after the Continuation Date but before the
                              Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the contract
                              value was reduced by such withdrawal.
Letter of Intent              The Letter of Intent is not applicable.                           Oregon
                                                                                                Texas
                                                                                                Washington
MarketLock                    Charge will be deducted pro-rata from Variable Portfolios only.   Washington
MarketLock Income Plus        Charge will be deducted pro-rata from Variable Portfolios only.   Oregon
MarketLock For Life Plus                                                                        Texas
                                                                                                Washington
Premium Tax                   We deduct premium tax charges of 0.50% for Qualified contracts    California
                                and 2.35% for Non-Qualified contracts
                              based on contract value when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                contracts based on total Purchase Payments
                              when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                contracts based on contract value when you
                              begin the Income Phase.
Premium Tax                   For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                charges of 1.25% for Non-Qualified
                              contracts based on total Purchase Payments when you begin the
                                Income Phase. For any amount in excess
                              of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified
                              contracts based on total Purchase Payments when you begin the
                                Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                and 1.0% for Non-Qualified contracts
                              based on contract value when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                contracts based on total Purchase Payments
                              when you begin the Income Phase.
Transfer Privilege            Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                Texas


                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1,
                                      2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE FOLLOWING IS A DESCRIPTION OF CERTAIN DIFFERENCES IN THE LIVING BENEFIT PROVISIONS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1, 2008 FROM THOSE DESCRIBED IN THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS.


MARKETLOCK FOR LIFE PLUS

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2008 AND ELECTED MARKETLOCK FOR LIFE PLUS THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

THE TABLES THAT PROVIDE THE AGE REQUIREMENT FOR ELECTING THE FEATURE ARE AS
FOLLOWS:


IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              50          75
         Joint Owners
    (based on the age of the
         older Owner)             50          75

IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE        AGE(1)       AGE       AGE(1)
 NON-QUALIFIED:
 Joint Owners                 50          75          50          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  50          75          50        N/A(2)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  50          75          50        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

The Income Credit is calculated as 6% of the Income Credit Base.

What determines the Maximum Annual Withdrawal Percentage?


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal. Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an Excess Withdrawal.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.70% of Benefit Base
 For Two Covered Persons    0.95% of Benefit Base


                                      D-1

MARKETLOCK

IF YOU PURCHASED YOUR CONTRACT IN OREGON PRIOR TO JANUARY 16, 2007 OR IN TEXAS PRIOR TO OCTOBER 13, 2006 AND YOU ELECTED MARKETLOCK, THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.


THE MARKETLOCK SUMMARY TABLE IS REPLACED WITH THE FOLLOWING:


MARKETLOCK SUMMARY TABLE


                                 MAXIMUM          INITIAL           MAXIMUM
                                 ANNUAL           MINIMUM           ANNUAL
                               WITHDRAWAL        WITHDRAWAL       WITHDRAWAL
                               PERCENTAGE*      PERIOD PRIOR     PERCENTAGE IF
       TIME OF FIRST          PRIOR TO ANY         TO ANY        EXTENSION IS
        WITHDRAWAL              EXTENSION        EXTENSION          ELECTED
 Before 7th Benefit               5%             20 years             5%
   Year anniversary
 On or after 7th Benefit          7%          14.28 years**           7%
   Year anniversary

* If you are taking minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.

** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.


                                      D-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.


DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


                                      E-1

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by any Withdrawal Adjustment; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse's 83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced by any Withdrawal Adjustment.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS

                   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




DEATH BENEFIT DEFINED TERMS


Capital terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION.


PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the seventh contract anniversary date.

     d. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b.   The lesser of:

                                      F-1



              (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

              (2)    125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IF YOU ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION IF THE ORIGINAL OWNER ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS            MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS            MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Purchase Payments, as indicated in the table above.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary.

The EstatePlus benefit is only available if the original owner elected
EstatePlus.


                                      F-2



If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of contract value on
                                      the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of contract value on
                                      the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of contract value on
                                      the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of contract value on
 Years                                the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*

* Continuation Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2) equals the contract value on the Continuation Date plus any Continuation Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the contract value on the Continuation Date plus any Continuation Purchase Payments, as indicated in the tables above. The contract value on the Continuation Date is reduced proportionately for withdrawals after the Continuation Date (including any fees or charges applicable to the withdrawal).

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      F-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED

                           PRIOR TO NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




UPFRONT SALES CHARGE


We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.   The sum of:

          (a)        the Gross Purchase Payment amount;

          (b)        the current contract value of this contract; and

          (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.   The amount, if any, you agree to contribute to this contract.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                        GROSS PURCHASE
INVESTMENT AMOUNT                      PAYMENT INVESTED
 Less than $50,000                                5.75%
 $ 50,000 but less than $100,000                  4.75%
 $100,000 but less than $250,000                  3.50%
 $250,000 but less than $500,000                  2.50%
 $500,000 but less than $1,000,000                2.00%
 $1,000,000 or more                              0.50%*

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds (not available in Florida and Vermont).

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.


     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.


                                      G-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        APPENDIX H - EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS

                      ISSUED ON OR AFTER NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Assume that at contract issue (in January), you make an initial Gross Purchase Payment of $40,000. We deduct a sales charge of 5.75%. Two months later (in March), assuming that the contract value is $35,000, you make a subsequent Gross Purchase Payment of $100,000, which puts your contract in the investment amount of $140,000 ($100,000 + the greater of $35,000 and $40,000 ($40,000 +
$100,000)). We deduct a sales charge of 3.50%. Two months later (in May), you take a withdrawal of $50,000. Three months later (in August), assuming the contract value is $85,000, you make a subsequent Gross Purchase Payment of $160,000, which puts your contract in the investment amount of $250,000 ($160,000 + the greater of $85,000 and $90,000 ($160,000 + $40,000 + $100,000 -
$50,000)). We deduct a sales charge of 2.50%. The following year (in February), assuming the contract value is $280,000, you make a subsequent Gross Purchase Payment of $240,000, which puts your contract in the investment amount of $520,000 ($240,000 + the greater of $280,000 and $250,000 ($240,000 +
$280,000)). We deduct a sales charge of 2.00%.


                          CONTRACT VALUE
                                ON
                AMOUNT      DATE GROSS
               OF GROSS      PURCHASE     SUM OF PREVIOUS      SUM OF
 TRANSACTION   PURCHASE      PAYMENT       GROSS PURCHASE   WITHDRAWALS   INVESTMENT   SALES
    MONTH       PAYMENT    IS RECEIVED        PAYMENTS         TAKEN        AMOUNT     CHARGE
    January   $ 40,000         N/A             N/A             N/A       $ 40,000      5.75%
     March    $100,000   $ 35,000        $ 40,000          $     0       $140,000      3.50%
     August   $160,000   $ 85,000        $140,000          $50,000       $250,000      2.50%
    February  $240,000   $280,000        $300,000          $50,000       $520,000      2.00%


                                      H-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR
                                   CONTRACTS

                        ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.

IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

IF YOU ARE CURRENTLY INVESTED IN A SAMPLE PORTFOLIO, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into any other Sample Portfolio Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations" and "Sample Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model/portfolio or the Allocations/Sample Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models or Sample Portfolios.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)





          VARIABLE PORTFOLIOS             ALLOCATION A     ALLOCATION B      ALLOCATION C
 American Funds Global Growth              2.0%             3.0%             4.0%
 American Funds Growth-Income              0.0%             0.0%             1.0%
 Invesco V.I. Comstock Fund                5.0%             5.0%             6.0%
 Invesco V.I. Growth and Income
   Fund                                    6.0%             7.0%             8.0%
 SA AB Growth                              3.0%             4.0%             4.0%
 SA AB Small & Mid Cap Value               1.0%             1.0%             1.0%
 SA DFA Ultra Short Bond                   2.0%             1.0%             0.0%
 SA Dogs of Wall Street                    3.0%             3.0%             3.0%
 SA Federated Corporate Bond             10.0%              8.0%             7.0%
 SA Fidelity Institutional AM(R) Real
   Estate                                 0.0%              0.0%             0.0%
 SA Franklin Small Company Value          0.0%              2.0%             2.0%
 SA Goldman Sachs Global Bond             4.0%              4.0%             2.0%


          VARIABLE PORTFOLIOS             ALLOCATION A     ALLOCATION B      ALLOCATION C
 SA Janus Focused Growth                  0.0%              1.0%             1.0%
 SA JPMorgan Emerging Markets             0.0%              1.0%             2.0%
 SA JPMorgan Equity-Income                6.0%              7.0%             8.0%
 SA JPMorgan MFS Core Bond               17.0%            13.0%            10.0%
 SA Legg Mason BW Large Cap
   Value                                  4.0%             4.0%             4.0%
 SA MFS Blue Chip Growth                  2.0%             3.0%             4.0%
 SA MFS Massachusetts Investors
   Trust                                  6.0%             6.0%             7.0%
 SA Morgan Stanley International
   Equities                               3.0%             3.0%             4.0%
 SA Oppenheimer Main Street Large
   Cap                                    3.0%             4.0%             4.0%
 SA PineBridge High-Yield Bond            4.0%             3.0%             2.0%
 SA Templeton Foreign Value               3.0%             3.0%             3.0%
 SA Wellington Real Return                5.0%             3.0%             2.0%
 SA Wellington Capital Appreciation       3.0%             3.0%             4.0%
 SA Wellington Government and
   Quality Bond                           8.0%             8.0%             7.0%
                                TOTAL     100%             100%             100%


SAMPLE ALLOCATIONS (EFFECTIVE FEBRUARY 11, 2013)


                                           BALANCED
                                            TOWARD         GROWTH       ALL EQUITY
                                            GROWTH          FOCUS         FOCUS
          VARIABLE PORTFOLIOS             ALLOCATION     ALLOCATION     ALLOCATION
 American Funds Global Growth                12.0%          12.0%          17.0%
 American Funds Growth-Income                 9.0%          10.0%          10.0%
 Invesco V.I. Comstock Fund                   6.0%          10.0%          13.0%
 Invesco V.I. Growth and Income Fund          5.0%          10.0%          12.0%
 SA Federated Corporate Bond                  5.0%           0.0%           0.0%
 SA Invesco Growth Opportunities              3.0%           5.0%           6.0%
 SA MFS Massachusetts Investors Trust         7.0%          10.0%          14.0%
 SA MFS Total Return                         13.0%           0.0%           0.0%
 SA Multi-Managed Mid Cap Growth              4.0%           8.0%          10.0%
 SA Templeton Foreign Value                  11.0%          15.0%          18.0%
 SA Wellington Government and Quality
   Bond                                      25.0%          20.0%           0.0%
                                  TOTAL       100%           100%           100%


                                      I-1



    Please forward a copy (without charge) of the PolarisII A-Class Platinum Series Variable Annuity Statement
                                           of Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                         VARIABLE ANNUITY ACCOUNT SEVEN

   POLARIS II A-CLASS AND POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2019


                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
American Home Assurance Company...............................    4
General Account...............................................    4
Performance Data..............................................    4
Annuity Income Payments.......................................    5
Annuity Unit Values...........................................    6
Taxes.........................................................    8
Broker-Dealer Firms Receiving Revenue Sharing Payments........   15
Distribution of Contracts.....................................   16
Financial Statements..........................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Insurance Company ("SunAmerica Annuity"), an affiliate of AGL, merged with and into AGL ("Merger"). Prior to this date, the contracts in all states except New York were issued by SunAmerica Annuity.

Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                        AMERICAN HOME ASSURANCE COMPANY

All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group").


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:


                                  n
     [(1 - SC)     P]   (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     SC    =   sales charge
     ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or
               10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

If the Income Protector program is available and contract holders elect to begin annuity income payments using the Income Protector program, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the annuity income option selected.

The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible; if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2018, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  Citigroup Global Markets Inc.             Raymond James Financial
  Citizens Securities, Inc.                 RBC Capital Markets Corporation
  CUSO Financial Services, L.P.             Royal Alliance Associates, Inc.
  Edward D. Jones & Co., L.P.               SagePoint Financial, Inc.
  First Allied Securities                   Santander Securities LLC
  FSC Securities Corp.                      Securities America, Inc.
  H.D. Vest Investment Securities           Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.
  LPL Financial Corporation


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven, American General Life Insurance Company ("AGL"), and American Home Assurance Company.

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.


The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.


The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts. You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

American General
Life Companies

                                                 Variable Annuity Account Seven
                                        American General Life Insurance Company

                                                                           2018

                                                                  Annual Report

                                                              December 31, 2018

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Annuity Account Seven.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Annuity Account Seven indicated in the table below as of December 31, 2018, and the related statement of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the Variable Annuity Account Seven as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation     American Funds IS Global Small
  Fund Class 2                           Capitalization Fund Class 4
American Funds IS Asset Allocation
  Fund Class 4                         American Funds IS Growth Fund Class 2
American Funds IS Bond Fund Class 4    American Funds IS Growth Fund Class 4
American Funds IS Capital Income       American Funds IS Growth-Income Fund
  Builder Class 4                        Class 2
American Funds IS Global Bond Fund     American Funds IS Growth-Income Fund
  Class 4                                Class 4
American Funds IS Global Growth Fund   American Funds IS International Fund
  Class 2                                Class 4
American Funds IS Global Growth Fund   AST SA Wellington Government and
  Class 4                                Quality Bond Portfolio Class 3
AST SA BlackRock Multi-Asset Income    AST SA Wellington Growth Portfolio
  Portfolio Class 3 (7)                  Class 1 (1) (8)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Growth Portfolio
  Class 1                                Class 3 (1) (8)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Natural Resources
  Class 3                                Portfolio Class 3 (2) (8)
AST SA Wellington Capital              AST SA Wellington Strategic
  Appreciation Portfolio Class 1         Multi-Asset Portfolio Class 3
AST SA Wellington Capital              FTVIP Franklin Rising Dividends VIP
  Appreciation Portfolio Class 3         Fund Class 2
AST SA Wellington Government and       FTVIP Franklin Strategic Income VIP
  Quality Bond Portfolio Class 1         Fund Class 2
FTVIP Franklin Founding Funds          FTVIP Templeton Global Bond VIP Fund
  Allocation VIP Fund Class 2            Class 2
                                       Invesco V.I. Equity and Income Fund
FTVIP Franklin Income VIP Fund Class 2   Series II
FTVIP Franklin Mutual Global           Invesco V.I. Growth and Income Fund
  Discovery VIP Fund Class 2             Series II
Goldman Sachs VIT Government Money     Lord Abbett Mid Cap Stock Portfolio
  Market Fund Service Class              Class VC
Invesco V.I. American Franchise Fund   Lord Abbett Total Return Portfolio
  Series II                              Class VC
Invesco V.I. American Value Fund       SST SA Allocation Moderate Portfolio
  Series II                              Class 3
                                       SST SA Putnam Asset Allocation
Invesco V.I. Comstock Fund Series II     Diversified Growth Portfolio Class 3
Lord Abbett Bond Debenture Portfolio   SST SA Wellington Real Return
  Class VC                               Portfolio Class 3
Lord Abbett Developing Growth          SAST SA JPMorgan Global Equities
  Portfolio Class VC                     Portfolio Class 1
Lord Abbett Growth and Income          SAST SA JPMorgan Global Equities
  Portfolio Class VC                     Portfolio Class 3
SST SA Allocation Balanced Portfolio   SAST SA JPMorgan MFS Core Bond
  Class 3                                Portfolio Class 1
SST SA Allocation Growth Portfolio     SAST SA JPMorgan MFS Core Bond
  Class 3                                Portfolio Class 3
SST SA Allocation Moderate Growth      SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                      Portfolio Class 1
                                       SAST SA JPMorgan Mid-Cap Growth
SAST SA AB Growth Portfolio Class 1      Portfolio Class 3
                                       SAST SA Large Cap Growth Index
SAST SA AB Growth Portfolio Class 3      Portfolio Class 3 (6)
SAST SA AB Small & Mid Cap Value       SAST SA Large Cap Index Portfolio
  Portfolio Class 3                      Class 1
SAST SA Boston Company Capital Growth  SAST SA Large Cap Index Portfolio
  Portfolio Class 1 (3) (8)              Class 3
SAST SA Boston Company Capital Growth  SAST SA Large Cap Value Index
  Portfolio Class 3 (3) (8)              Portfolio Class 3 (6)
SAST SA Columbia Technology Portfolio  SAST SA Legg Mason BW Large Cap Value
  Class 1                                Portfolio Class 1

SAST SA Columbia Technology Portfolio  SAST SA Legg Mason BW Large Cap Value
  Class 3                                Portfolio Class 3
SAST SA DFA Ultra Short Bond           SAST SA Legg Mason Tactical
  Portfolio Class 1                      Opportunities Class 3
SAST SA DFA Ultra Short Bond           SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Blue Chip Growth
  Class 1                                Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Massachusetts Investors
  Class 3                                Trust Portfolio Class 1
SAST SA Emerging Markets Equity Index  SAST SA MFS Massachusetts Investors
  Portfolio Class 3 (6)                  Trust Portfolio Class 3
SAST SA Federated Corporate Bond       SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 1                      Class 1 (4) (8)
SAST SA Federated Corporate Bond       SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 3                      Class 3 (4) (8)
SAST SA Fidelity Institutional AM(R)   SAST SA MFS Total Return Portfolio
  Real Estate Portfolio Class 1          Class 1
SAST SA Fidelity Institutional AM(R)   SAST SA MFS Total Return Portfolio
  Real Estate Portfolio Class 3          Class 3
SAST SA Fixed Income Index Portfolio   SAST SA Mid Cap Index Portfolio
  Class 3                                Class 3
SAST SA Fixed Income Intermediate      SAST SA Morgan Stanley International
  Index Portfolio Class 3                Equities Portfolio Class 1
SAST SA Franklin Small Company Value   SAST SA Morgan Stanley International
  Portfolio Class 1                      Equities Portfolio Class 3 (7)
SAST SA Franklin Small Company Value   SAST SA Oppenheimer Main Street Large
  Portfolio Class 3                      Cap Portfolio Class 1
SAST SA Global Index Allocation 60/40  SAST SA Oppenheimer Main Street Large
  Portfolio Class 3 (6)                  Cap Portfolio Class 3
SAST SA Global Index Allocation 75/25  SAST SA PineBridge High-Yield Bond
  Portfolio Class 3 (6)                  Portfolio Class 1
SAST SA Global Index Allocation 90/10  SAST SA PineBridge High-Yield Bond
  Portfolio Class 3 (6)                  Portfolio Class 3
SAST SA Goldman Sachs Global Bond      SAST SA Putnam International Growth
  Portfolio Class 1                      and Income Portfolio Class 1
SAST SA Goldman Sachs Global Bond      SAST SA Putnam International Growth
  Portfolio Class 3                      and Income Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset      SAST SA Small Cap Index Portfolio
  Insights Portfolio Class 3             Class 3
SAST SA Index Allocation 60/40         SAST SA T. Rowe Price Asset
  Portfolio Class 3                      Allocation Growth Portfolio Class 3
SAST SA Index Allocation 80/20         SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                      Portfolio Class 3
SAST SA Index Allocation 90/10         SAST SA Templeton Foreign Value
  Portfolio Class 3                      Portfolio Class 3
SAST SA International Index Portfolio  SAST SA VCP Dynamic Allocation
  Class 3                                Portfolio Class 3
SAST SA Invesco Growth Opportunities   SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                      Portfolio Class 1
SAST SA Invesco Growth Opportunities   SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      Portfolio Class 3
SAST SA Invesco VCP Equity-Income      SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                      Portfolio Class 1 (5) (8)
SAST SA Janus Focused Growth           SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                      Portfolio Class 3 (5) (8)
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3
SAST SA JPMorgan Equity-Income
  Portfolio Class 1
SAST SA JPMorgan Equity-Income
  Portfolio Class 3

(1)  The AST SA Wellington Growth Portfolio, in operation for the period
     January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(2) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(4) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(5) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(6)  For the period May 1, 2018 (commencement of operations) to December 31,
     2018.
(7) There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(8) Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the Variable Annuity Account Seven based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts in the Variable Annuity Account Seven in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                          Due from
                                                            (to)                                           Net Assets
                                                          Company's               Contract    Contract   Attributable to
                                                           General                Owners-     Owners-       Contract
                                           Investments at Account,                Annuity   Accumulation      Owner
Sub-accounts                                 Fair Value      Net     Net Assets   Reserves    Reserves      Reserves
------------                               -------------- --------- ------------ ---------- ------------ ---------------
American Funds IS Asset Allocation Fund
  Class 2                                   $313,819,502     $--    $313,819,502 $1,108,615 $312,710,887  $313,819,502
American Funds IS Asset Allocation Fund
  Class 4                                     40,196,348      --      40,196,348         --   40,196,348    40,196,348
American Funds IS Bond Fund Class 4           12,780,250      --      12,780,250         --   12,780,250    12,780,250
American Funds IS Capital Income Builder
  Class 4                                     16,567,381      --      16,567,381         --   16,567,381    16,567,381
American Funds IS Global Bond Fund
  Class 4                                      3,513,984      --       3,513,984         --    3,513,984     3,513,984
American Funds IS Global Growth Fund
  Class 2                                    267,836,015      --     267,836,015  1,102,686  266,733,329   267,836,015
American Funds IS Global Growth Fund
  Class 4                                     13,856,860      --      13,856,860      8,906   13,847,954    13,856,860
American Funds IS Global Small
  Capitalization Fund Class 4                  4,174,164      --       4,174,164         --    4,174,164     4,174,164
American Funds IS Growth Fund Class 2        226,735,625      --     226,735,625  1,006,581  225,729,044   226,735,625
American Funds IS Growth Fund Class 4         28,376,503      --      28,376,503     10,541   28,365,962    28,376,503
American Funds IS Growth-Income Fund
  Class 2                                    359,548,435      --     359,548,435  1,731,495  357,816,940   359,548,435
American Funds IS Growth-Income Fund
  Class 4                                     43,011,140      --      43,011,140      9,498   43,001,642    43,011,140
American Funds IS International Fund
  Class 4                                      7,019,140      --       7,019,140         --    7,019,140     7,019,140
AST SA PGI Asset Allocation Portfolio
  Class 1                                      7,411,620      --       7,411,620     25,700    7,385,920     7,411,620
AST SA PGI Asset Allocation Portfolio
  Class 3                                     15,322,864      --      15,322,864    106,689   15,216,175    15,322,864
AST SA Wellington Capital Appreciation
  Portfolio Class 1                           63,749,065      --      63,749,065    287,118   63,461,947    63,749,065
AST SA Wellington Capital Appreciation
  Portfolio Class 3                          162,286,170      --     162,286,170    407,335  161,878,835   162,286,170
AST SA Wellington Government and
  Quality Bond Portfolio Class 1              24,881,829      --      24,881,829     49,261   24,832,568    24,881,829
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             176,786,183      --     176,786,183    121,039  176,665,144   176,786,183
AST SA Wellington Strategic Multi-Asset
  Portfolio Class 3                              317,044      --         317,044         --      317,044       317,044
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                 21,724,060      --      21,724,060    130,756   21,593,304    21,724,060
FTVIP Franklin Income VIP Fund Class 2        41,643,043      --      41,643,043    147,926   41,495,117    41,643,043
FTVIP Franklin Mutual Global Discovery
  VIP Fund Class 2                             6,538,375      --       6,538,375         --    6,538,375     6,538,375
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                                10,519,802      --      10,519,802         --   10,519,802    10,519,802
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                 1,919,560      --       1,919,560         --    1,919,560     1,919,560
FTVIP Templeton Global Bond VIP Fund
  Class 2                                      2,072,431      --       2,072,431         --    2,072,431     2,072,431
Goldman Sachs VIT Government Money
  Market Fund Service Class                    5,288,898      --       5,288,898         --    5,288,898     5,288,898
Invesco V.I. American Franchise Fund
  Series II                                    6,569,450      --       6,569,450     22,394    6,547,056     6,569,450
Invesco V.I. American Value Fund Series
  II                                           1,917,565      --       1,917,565         --    1,917,565     1,917,565
Invesco V.I. Comstock Fund Series II         233,387,078      --     233,387,078    758,082  232,628,996   233,387,078
Invesco V.I. Equity and Income Fund
  Series II                                    8,052,808      --       8,052,808         --    8,052,808     8,052,808
Invesco V.I. Growth and Income Fund
  Series II                                  239,132,960      --     239,132,960    491,737  238,641,223   239,132,960
Lord Abbett Bond Debenture Portfolio
  Class VC                                     8,783,520      --       8,783,520         --    8,783,520     8,783,520
Lord Abbett Developing Growth Portfolio
  Class VC                                       830,219      --         830,219         --      830,219       830,219
Lord Abbett Growth and Income Portfolio
  Class VC                                    77,514,496      --      77,514,496    682,433   76,832,063    77,514,496
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                    51,290,441      --      51,290,441    309,850   50,980,591    51,290,441
Lord Abbett Total Return Portfolio
  Class VC                                     7,147,234      --       7,147,234         --    7,147,234     7,147,234
SST SA Allocation Balanced Portfolio
  Class 3                                        533,300      --         533,300         --      533,300       533,300
SST SA Allocation Growth Portfolio
  Class 3                                        964,941      --         964,941         --      964,941       964,941
SST SA Allocation Moderate Growth
  Portfolio Class 3                              506,553      --         506,553         --      506,553       506,553
SST SA Allocation Moderate Portfolio
  Class 3                                        326,677      --         326,677         --      326,677       326,677
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3           641,532      --         641,532         --      641,532       641,532
SST SA Wellington Real Return Portfolio
  Class 3                                     80,871,642      --      80,871,642      2,522   80,869,120    80,871,642
SAST SA AB Growth Portfolio Class 1           55,159,206      --      55,159,206    246,408   54,912,798    55,159,206
SAST SA AB Growth Portfolio Class 3           37,496,816      --      37,496,816     97,230   37,399,586    37,496,816
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                           42,053,433      --      42,053,433     34,680   42,018,753    42,053,433
SAST SA Columbia Technology Portfolio
  Class 1                                        647,541      --         647,541         --      647,541       647,541
SAST SA Columbia Technology Portfolio
  Class 3                                      3,225,691      --       3,225,691         --    3,225,691     3,225,691
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                      7,146,210      --       7,146,210     58,225    7,087,985     7,146,210
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                     12,868,966      --      12,868,966     50,773   12,818,193    12,868,966
SAST SA Dogs of Wall Street Portfolio
  Class 1                                      5,162,127      --       5,162,127         --    5,162,127     5,162,127
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     39,364,435      --      39,364,435    182,338   39,182,097    39,364,435
SAST SA Emerging Markets Equity Index
  Portfolio Class 3                               70,726      --          70,726         --       70,726        70,726
SAST SA Federated Corporate Bond
  Portfolio Class 1                           34,842,192      --      34,842,192     58,778   34,783,414    34,842,192
SAST SA Federated Corporate Bond
  Portfolio Class 3                          191,733,742      --     191,733,742    335,473  191,398,269   191,733,742
SAST SA Fidelity Institutional AM(R) Real
  Estate Portfolio Class 1                     3,293,292      --       3,293,292      1,926    3,291,366     3,293,292
SAST SA Fidelity Institutional AM(R) Real
  Estate Portfolio Class 3                    15,877,904      --      15,877,904      5,781   15,872,123    15,877,904
SAST SA Fixed Income Index Portfolio
  Class 3                                        203,692      --         203,692         --      203,692       203,692
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                         72,272      --          72,272         --       72,272        72,272
SAST SA Franklin Small Company Value
  Portfolio Class 1                            2,506,564      --       2,506,564         --    2,506,564     2,506,564
SAST SA Franklin Small Company Value
  Portfolio Class 3                           32,291,413      --      32,291,413     25,982   32,265,431    32,291,413
SAST SA Global Index Allocation 60/40
  Portfolio Class 3                              534,978      --         534,978         --      534,978       534,978

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                    Due from
                                                      (to)
                                                    Company's                Contract                    Net Assets
                                                     General                 Owners-  Contract Owners- Attributable to
                                     Investments at Account,                 Annuity    Accumulation   Contract Owner
Sub-accounts                           Fair Value      Net      Net Assets   Reserves     Reserves        Reserves
------------                         -------------- --------- -------------- -------- ---------------- ---------------
SAST SA Global Index Allocation
  75/25 Portfolio Class 3            $    1,091,756    $--    $    1,091,756 $     --  $    1,091,756  $    1,091,756
SAST SA Global Index Allocation
  90/10 Portfolio Class 3                 1,069,932     --         1,069,932       --       1,069,932       1,069,932
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                  7,624,355     --         7,624,355    2,567       7,621,788       7,624,355
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3                 51,059,139     --        51,059,139   68,224      50,990,915      51,059,139
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio Class 3           19,143     --            19,143       --          19,143          19,143
SAST SA Index Allocation 60/40
  Portfolio Class 3                       1,479,783     --         1,479,783       --       1,479,783       1,479,783
SAST SA Index Allocation 80/20
  Portfolio Class 3                       1,860,666     --         1,860,666       --       1,860,666       1,860,666
SAST SA Index Allocation 90/10
  Portfolio Class 3                       2,293,278     --         2,293,278       --       2,293,278       2,293,278
SAST SA International Index
  Portfolio Class 3                          39,450     --            39,450       --          39,450          39,450
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         1,467,804     --         1,467,804       --       1,467,804       1,467,804
SAST SA Invesco Growth
  Opportunities Portfolio Class 3        17,313,849     --        17,313,849    2,205      17,311,644      17,313,849
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3              103,391,392     --       103,391,392       --     103,391,392     103,391,392
SAST SA Janus Focused Growth
  Portfolio Class 3                      25,445,380     --        25,445,380      959      25,444,421      25,445,380
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1             14,042,704     --        14,042,704   51,580      13,991,124      14,042,704
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3             29,363,530     --        29,363,530   81,435      29,282,095      29,363,530
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1               3,845,031     --         3,845,031    6,572       3,838,459       3,845,031
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3              18,685,346     --        18,685,346    6,570      18,678,776      18,685,346
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                      15,911,577     --        15,911,577   74,478      15,837,099      15,911,577
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                      80,368,331     --        80,368,331   52,049      80,316,282      80,368,331
SAST SA JPMorgan Global Equities
  Portfolio Class 1                       3,777,505     --         3,777,505    3,491       3,774,014       3,777,505
SAST SA JPMorgan Global Equities
  Portfolio Class 3                       5,135,096     --         5,135,096    1,927       5,133,169       5,135,096
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      15,925,207     --        15,925,207    2,897      15,922,310      15,925,207
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     207,345,354     --       207,345,354  105,061     207,240,293     207,345,354
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1                4,869,529     --         4,869,529    7,671       4,861,858       4,869,529
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3               30,610,459     --        30,610,459   58,371      30,552,088      30,610,459
SAST SA Large Cap Growth Index
  Portfolio Class 3                          21,457     --            21,457       --          21,457          21,457
SAST SA Large Cap Index Portfolio
  Class 1                                 9,125,102     --         9,125,102   21,696       9,103,406       9,125,102
SAST SA Large Cap Index Portfolio
  Class 3                                   108,884     --           108,884       --         108,884         108,884
SAST SA Large Cap Value Index
  Portfolio Class 3                          23,665     --            23,665       --          23,665          23,665
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1            39,300,810     --        39,300,810  202,754      39,098,056      39,300,810
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3            97,044,982     --        97,044,982  114,503      96,930,479      97,044,982
SAST SA Legg Mason Tactical
  Opportunities Class 3                      53,072     --            53,072       --          53,072          53,072
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       1,317,303     --         1,317,303       --       1,317,303       1,317,303
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      24,049,728     --        24,049,728      924      24,048,804      24,049,728
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1       3,567,326     --         3,567,326   24,113       3,543,213       3,567,326
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3     113,434,478     --       113,434,478   31,809     113,402,669     113,434,478
SAST SA MFS Total Return
  Portfolio Class 1                      49,114,301     --        49,114,301  339,543      48,774,758      49,114,301
SAST SA MFS Total Return
  Portfolio Class 3                     112,941,135     --       112,941,135  212,985     112,728,150     112,941,135
SAST SA Mid Cap Index Portfolio
  Class 3                                   222,256     --           222,256       --         222,256         222,256
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                                 2,993,975     --         2,993,975   30,442       2,963,533       2,993,975
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                                18,772,684     --        18,772,684    4,928      18,767,756      18,772,684
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             6,296,684     --         6,296,684    8,428       6,288,256       6,296,684
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3            35,151,296     --        35,151,296   14,233      35,137,063      35,151,296
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                  7,729,565     --         7,729,565    5,531       7,724,034       7,729,565
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                 44,110,777     --        44,110,777   87,653      44,023,124      44,110,777
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                                 5,042,415     --         5,042,415   33,867       5,008,548       5,042,415
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                                12,879,587     --        12,879,587   52,126      12,827,461      12,879,587
SAST SA Small Cap Index Portfolio
  Class 3                                   298,513     --           298,513       --         298,513         298,513
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                 3,941,723     --         3,941,723       --       3,941,723       3,941,723
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3            122,461,344     --       122,461,344       --     122,461,344     122,461,344
SAST SA Templeton Foreign Value
  Portfolio Class 3                      90,084,229     --        90,084,229   65,476      90,018,753      90,084,229
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                   1,836,212,781     --     1,836,212,781  168,339   1,836,044,442   1,836,212,781
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1                4,144,994     --         4,144,994    6,731       4,138,263       4,144,994
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3                1,834,936     --         1,834,936       --       1,834,936       1,834,936

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
American Funds IS Asset Allocation Fund Class 2                        14,887,073  $21.08    $313,819,502   $294,362,269    1
American Funds IS Asset Allocation Fund Class 4                         1,915,024   20.99      40,196,348     42,791,530    1
American Funds IS Bond Fund Class 4                                     1,237,197   10.33      12,780,250     13,205,404    1
American Funds IS Capital Income Builder Class 4                        1,771,912    9.35      16,567,381     17,520,704    1
American Funds IS Global Bond Fund Class 4                                312,632   11.24       3,513,984      3,599,127    1
American Funds IS Global Growth Fund Class 2                           10,503,373   25.50     267,836,015    260,532,736    1
American Funds IS Global Growth Fund Class 4                              545,761   25.39      13,856,860     14,874,479    1
American Funds IS Global Small Capitalization Fund Class 4                196,154   21.28       4,174,164      4,717,621    1
American Funds IS Growth Fund Class 2                                   3,263,322   69.48     226,735,625    215,297,535    1
American Funds IS Growth Fund Class 4                                     413,411   68.64      28,376,503     29,873,070    1
American Funds IS Growth-Income Fund Class 2                            8,007,760   44.90     359,548,435    348,316,313    1
American Funds IS Growth-Income Fund Class 4                              967,195   44.47      43,011,140     44,842,935    1
American Funds IS International Fund Class 4                              403,399   17.40       7,019,140      8,086,357    1
AST SA PGI Asset Allocation Portfolio Class 1                             588,691   12.59       7,411,620      8,374,811    1
AST SA PGI Asset Allocation Portfolio Class 3                           1,227,794   12.48      15,322,864     18,092,201    1
AST SA Wellington Capital Appreciation Portfolio Class 1                1,581,863   40.30      63,749,065     66,898,873    1
AST SA Wellington Capital Appreciation Portfolio Class 3                4,376,650   37.08     162,286,170    176,425,099    1
AST SA Wellington Government and Quality Bond Portfolio Class 1         1,690,342   14.72      24,881,829     25,496,037    1
AST SA Wellington Government and Quality Bond Portfolio Class 3        12,042,656   14.68     176,786,183    181,421,188    1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                  44,654    7.10         317,044        347,851    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               3,437,351    6.32      21,724,060     24,146,882    1
FTVIP Franklin Income VIP Fund Class 2                                  2,825,173   14.74      41,643,043     43,921,450    1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                   385,745   16.95       6,538,375      7,545,160    1
FTVIP Franklin Rising Dividends VIP Fund Class 2                          420,120   25.04      10,519,802     11,138,423    1
FTVIP Franklin Strategic Income VIP Fund Class 2                          186,728   10.28       1,919,560      1,983,306    1
FTVIP Templeton Global Bond VIP Fund Class 2                              123,139   16.83       2,072,431      2,028,343    1
Goldman Sachs VIT Government Money Market Fund Service Class            5,288,898    1.00       5,288,898      5,288,898    1
Invesco V.I. American Franchise Fund Series II                            119,662   54.90       6,569,450      5,930,146    1
Invesco V.I. American Value Fund Series II                                139,866   13.71       1,917,565      2,440,590    1
Invesco V.I. Comstock Fund Series II                                   14,532,197   16.06     233,387,078    224,335,817    1
Invesco V.I. Equity and Income Fund Series II                             502,045   16.04       8,052,808      9,051,253    1
Invesco V.I. Growth and Income Fund Series II                          13,680,375   17.48     239,132,960    281,570,102    1
Lord Abbett Bond Debenture Portfolio Class VC                             792,736   11.08       8,783,520      9,760,047    1
Lord Abbett Developing Growth Portfolio Class VC                           33,249   24.97         830,219      1,008,274    1
Lord Abbett Growth and Income Portfolio Class VC                        2,529,021   30.65      77,514,496     72,212,043    1
Lord Abbett Mid Cap Stock Portfolio Class VC                            2,582,600   19.86      51,290,441     50,767,648    1
Lord Abbett Total Return Portfolio Class VC                               447,822   15.96       7,147,234      7,428,349    1
SST SA Allocation Balanced Portfolio Class 3                               59,256    9.00         533,300        604,253    1
SST SA Allocation Growth Portfolio Class 3                                 81,087   11.90         964,941      1,089,461    1
SST SA Allocation Moderate Growth Portfolio Class 3                        55,180    9.18         506,553        612,868    1
SST SA Allocation Moderate Portfolio Class 3                               34,864    9.37         326,677        353,112    1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3        60,522   10.60         641,532        714,999    1
SST SA Wellington Real Return Portfolio Class 3                         8,742,880    9.25      80,871,642     84,655,228    1
SAST SA AB Growth Portfolio Class 1                                     1,384,866   39.83      55,159,206     54,523,784    1
SAST SA AB Growth Portfolio Class 3                                       961,703   38.99      37,496,816     38,048,001    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3                      3,388,673   12.41      42,053,433     58,113,841    1
SAST SA Columbia Technology Portfolio Class 1                             116,464    5.56         647,541        684,632    1
SAST SA Columbia Technology Portfolio Class 3                             612,086    5.27       3,225,691      3,646,367    1
SAST SA DFA Ultra Short Bond Portfolio Class 1                            673,535   10.61       7,146,210      7,121,689    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                          1,238,591   10.39      12,868,966     12,829,838    1
SAST SA Dogs of Wall Street Portfolio Class 1                             412,640   12.51       5,162,127      5,101,394    1
SAST SA Dogs of Wall Street Portfolio Class 3                           3,179,680   12.38      39,364,435     41,770,815    1
SAST SA Emerging Markets Equity Index Portfolio Class 3                     5,556   12.73          70,726         74,872    1
SAST SA Federated Corporate Bond Portfolio Class 1                      2,803,073   12.43      34,842,192     36,462,915    1
SAST SA Federated Corporate Bond Portfolio Class 3                     15,524,999   12.35     191,733,742    203,645,422    1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1        291,959   11.28       3,293,292      3,988,578    1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3      1,422,751   11.16      15,877,904     20,071,725    1
SAST SA Fixed Income Index Portfolio Class 3                               20,638    9.87         203,692        204,691    1
SAST SA Fixed Income Intermediate Index Portfolio Class 3                   7,390    9.78          72,272         72,409    1
SAST SA Franklin Small Company Value Portfolio Class 1                    142,824   17.55       2,506,564      2,831,343    1
SAST SA Franklin Small Company Value Portfolio Class 3                  1,859,034   17.37      32,291,413     38,427,437    1
SAST SA Global Index Allocation 60/40 Portfolio Class 3                    38,964   13.73         534,978        574,788    1
SAST SA Global Index Allocation 75/25 Portfolio Class 3                    81,111   13.46       1,091,756      1,195,726    1
SAST SA Global Index Allocation 90/10 Portfolio Class 3                    81,302   13.16       1,069,932      1,154,779    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                                   Net Asset
                                                                                   Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares      Share       Value           Held      Level*
------------                                                           ----------- --------- -------------- -------------- ------
SAST SA Goldman Sachs Global Bond Portfolio Class 1                        726,821  $10.49   $    7,624,355 $    8,321,991   1
SAST SA Goldman Sachs Global Bond Portfolio Class 3                      4,962,015   10.29       51,059,139     54,428,238   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3                 2,081    9.20           19,143         20,526   1
SAST SA Index Allocation 60/40 Portfolio Class 3                           147,242   10.05        1,479,783      1,590,131   1
SAST SA Index Allocation 80/20 Portfolio Class 3                           184,407   10.09        1,860,666      2,056,572   1
SAST SA Index Allocation 90/10 Portfolio Class 3                           226,833   10.11        2,293,278      2,575,672   1
SAST SA International Index Portfolio Class 3                                4,075    9.68           39,450         43,250   1
SAST SA Invesco Growth Opportunities Portfolio Class 1                     187,699    7.82        1,467,804      1,637,419   1
SAST SA Invesco Growth Opportunities Portfolio Class 3                   2,381,547    7.27       17,313,849     19,417,639   1
SAST SA Invesco VCP Equity-Income Portfolio Class 3                      8,959,393   11.54      103,391,392    112,105,959   1
SAST SA Janus Focused Growth Portfolio Class 3                           2,085,687   12.20       25,445,380     25,565,510   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1                    809,845   17.34       14,042,704     14,414,109   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3                  1,705,199   17.22       29,363,530     33,106,324   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1                        526,717    7.30        3,845,031      4,257,196   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                      2,591,588    7.21       18,685,346     19,445,949   1
SAST SA JPMorgan Equity-Income Portfolio Class 1                           504,649   31.53       15,911,577     13,452,510   1
SAST SA JPMorgan Equity-Income Portfolio Class 3                         2,563,583   31.35       80,368,331     79,422,754   1
SAST SA JPMorgan Global Equities Portfolio Class 1                         216,849   17.42        3,777,505      3,678,584   1
SAST SA JPMorgan Global Equities Portfolio Class 3                         297,342   17.27        5,135,096      5,770,115   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                         1,834,701    8.68       15,925,207     16,541,036   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        24,109,925    8.60      207,345,354    213,682,012   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                          315,998   15.41        4,869,529      5,252,541   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                        2,115,443   14.47       30,610,459     33,429,275   1
SAST SA Large Cap Growth Index Portfolio Class 3                             1,493   14.37           21,457         22,167   1
SAST SA Large Cap Index Portfolio Class 1                                  456,255   20.00        9,125,102      5,709,267   1
SAST SA Large Cap Index Portfolio Class 3                                    5,439   20.02          108,884        117,258   1
SAST SA Large Cap Value Index Portfolio Class 3                              1,717   13.78           23,665         24,570   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                  2,120,929   18.53       39,300,810     45,510,569   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                  5,265,599   18.43       97,044,982    114,464,915   1
SAST SA Legg Mason Tactical Opportunities Class 3                            5,575    9.52           53,072         57,727   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                             114,848   11.47        1,317,303      1,224,432   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                           2,118,919   11.35       24,049,728     23,224,345   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1                172,501   20.68        3,567,326      3,578,577   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3              5,511,879   20.58      113,434,478    109,171,628   1
SAST SA MFS Total Return Portfolio Class 1                               2,906,172   16.90       49,114,301     47,958,567   1
SAST SA MFS Total Return Portfolio Class 3                               6,698,762   16.86      112,941,135    113,955,355   1
SAST SA Mid Cap Index Portfolio Class 3                                     23,420    9.49          222,256        265,421   1
SAST SA Morgan Stanley International Equities Portfolio Class 1            331,192    9.04        2,993,975      3,083,615   1
SAST SA Morgan Stanley International Equities Portfolio Class 3          2,088,174    8.99       18,772,684     19,853,147   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1                324,404   19.41        6,296,684      4,161,096   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3              1,819,425   19.32       35,151,296     33,725,831   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1                     1,500,886    5.15        7,729,565      8,669,180   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3                     8,615,386    5.12       44,110,777     48,373,894   1
SAST SA Putnam International Growth and Income Portfolio Class 1           565,293    8.92        5,042,415      5,232,349   1
SAST SA Putnam International Growth and Income Portfolio Class 3         1,439,060    8.95       12,879,587     12,731,615   1
SAST SA Small Cap Index Portfolio Class 3                                   31,258    9.55          298,513        359,519   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3            411,024    9.59        3,941,723      4,181,205   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                    11,477,164   10.67      122,461,344    129,796,700   1
SAST SA Templeton Foreign Value Portfolio Class 3                        6,860,947   13.13       90,084,229     98,326,328   1
SAST SA VCP Dynamic Allocation Portfolio Class 3                       162,929,262   11.27    1,836,212,781  2,023,756,831   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1                       232,343   17.84        4,144,994      3,378,653   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3                       106,744   17.19        1,834,936      1,915,062   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         American
                                                                               American                  Funds IS
                                                                 American      Funds IS    American      Capital      American
                                                              Funds IS Asset    Asset      Funds IS       Income      Funds IS
                                                                Allocation    Allocation   Bond Fund     Builder    Global Bond
                                                               Fund Class 2  Fund Class 4   Class 4      Class 4    Fund Class 4
                                                              -------------- ------------ -----------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $  5,644,501  $   526,240  $   289,912  $   424,713   $   74,238
   Mortality and expense risk and administrative charges         (3,103,511)    (268,634)    (124,626)    (169,474)     (31,947)
                                                               ------------  -----------  -----------  -----------   ----------
   Net investment income (loss)                                   2,540,990      257,606      165,286      255,239       42,291
   Net realized gain (loss)                                      12,175,383      179,703      (68,214)      26,547       (5,928)
   Capital gain distribution from mutual funds                   15,307,041      960,093       15,214       32,739        9,587
   Change in unrealized appreciation (depreciation) of
     investments                                                (47,945,313)  (3,711,043)    (282,928)  (1,692,705)    (110,969)
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from operations               (17,921,899)  (2,313,641)    (170,642)  (1,378,180)     (65,019)
                                                               ------------  -----------  -----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         5,513,372   25,657,833    3,287,231    3,851,744    1,506,531
   Payments for contract benefits or terminations               (36,505,689)    (968,690)    (701,152)    (687,273)    (159,985)
   Transfers between sub-accounts (including fixed
     account), net                                                4,927,321    1,476,269      683,899    1,720,211      236,512
   Contract maintenance charges                                  (1,549,803)    (100,394)     (46,830)     (65,324)     (11,822)
   Adjustments to net assets allocated to contracts in
     payout period                                                    9,319           --           --           --           --
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from contract transactions    (27,605,480)  26,065,018    3,223,148    4,819,358    1,571,236
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets                               (45,527,379)  23,751,377    3,052,506    3,441,178    1,506,217
Net assets at beginning of period                               359,346,881   16,444,971    9,727,744   13,126,203    2,007,767
                                                               ------------  -----------  -----------  -----------   ----------
Net assets at end of period                                    $313,819,502  $40,196,348  $12,780,250  $16,567,381   $3,513,984
                                                               ============  ===========  ===========  ===========   ==========
Beginning units                                                  11,548,172    1,347,331      952,445    1,224,886      197,321
Units issued                                                        640,961    2,303,018      503,077      584,268      239,020
Units redeemed                                                   (1,520,753)    (155,912)    (179,375)    (124,194)     (81,439)
                                                               ------------  -----------  -----------  -----------   ----------
Ending units                                                     10,668,380    3,494,437    1,276,147    1,684,960      354,902
                                                               ============  ===========  ===========  ===========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $  5,329,939  $   203,961  $   145,031  $   252,083   $    6,096
   Mortality and expense risk and administrative charges         (3,123,874)    (137,783)     (63,520)    (105,428)     (12,195)
                                                               ------------  -----------  -----------  -----------   ----------
   Net investment income (loss)                                   2,206,065       66,178       81,511      146,655       (6,099)
   Net realized gain (loss)                                      12,213,072      196,727         (676)      15,533        1,436
   Capital gain distribution from mutual funds                   16,120,698      525,707       75,606           --        6,467
   Change in unrealized appreciation (depreciation) of
     investments                                                 19,434,108      846,019      (55,242)     822,395       49,251
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from operations                49,973,943    1,634,631      101,199      984,583       51,055
                                                               ------------  -----------  -----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         4,313,465    7,442,082    3,566,878    4,267,712      798,013
   Payments for contract benefits or terminations               (34,772,830)    (105,921)    (152,456)    (241,652)      (8,683)
   Transfers between sub-accounts (including fixed
     account), net                                               (1,260,129)  (1,133,968)   2,335,718    1,254,427      479,474
   Contract maintenance charges                                  (1,554,993)     (50,468)     (24,217)     (41,167)      (5,251)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (4,852)          --           --           --           --
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from contract transactions    (33,279,339)   6,151,725    5,725,923    5,239,320    1,263,553
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets                                16,694,604    7,786,356    5,827,122    6,223,903    1,314,608
Net assets at beginning of period                               342,652,277    8,658,615    3,900,622    6,902,300      693,159
                                                               ------------  -----------  -----------  -----------   ----------
Net assets at end of period                                    $359,346,881  $16,444,971  $ 9,727,744  $13,126,203   $2,007,767
                                                               ============  ===========  ===========  ===========   ==========
Beginning units                                                  12,683,944      813,602      390,049      717,732       71,798
Units issued                                                        380,320      697,739      596,252      586,535      129,942
Units redeemed                                                   (1,516,092)    (164,010)     (33,856)     (79,381)      (4,419)
                                                               ------------  -----------  -----------  -----------   ----------
Ending units                                                     11,548,172    1,347,331      952,445    1,224,886      197,321
                                                               ============  ===========  ===========  ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        American       American
                                                           American     Funds IS       Funds IS      American     American
                                                           Funds IS      Global      Global Small    Funds IS     Funds IS
                                                         Global Growth Growth Fund  Capitalization  Growth Fund  Growth Fund
                                                         Fund Class 2    Class 4     Fund Class 4     Class 2      Class 4
                                                         ------------- -----------  -------------- ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  2,027,249  $    74,652    $      713   $  1,096,280  $    73,741
   Mortality and expense risk and administrative
     charges                                               (2,890,567)    (149,716)      (35,853)    (2,405,129)    (294,528)
                                                         ------------  -----------    ----------   ------------  -----------
   Net investment income (loss)                              (863,318)     (75,064)      (35,140)    (1,308,849)    (220,787)
   Net realized gain (loss)                                11,526,957      117,826        76,032     10,975,697      293,764
   Capital gain distribution from mutual funds             21,561,089      920,646       142,816     26,055,627    2,658,736
   Change in unrealized appreciation (depreciation) of
     investments                                          (60,328,665)  (2,579,066)     (737,527)   (35,938,778)  (3,706,574)
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from operations         (28,103,937)  (1,615,658)     (553,819)      (216,303)    (974,861)
                                                         ------------  -----------    ----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                   2,580,555    3,450,435     2,250,930      2,695,274    9,535,412
   Payments for contract benefits or terminations         (29,419,874)    (710,614)     (270,642)   (26,675,853)  (1,474,586)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,779,399)   1,269,316       724,477     (9,468,051)   1,300,640
   Contract maintenance charges                            (1,243,103)     (55,863)      (12,825)      (800,395)    (100,844)
   Adjustments to net assets allocated to contracts in
     payout period                                             50,487          522            --         29,932          679
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (30,811,334)   3,953,796     2,691,940    (34,219,093)   9,261,301
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets                         (58,915,271)   2,338,138     2,138,121    (34,435,396)   8,286,440
Net assets at beginning of period                         326,751,286   11,518,722     2,036,043    261,171,021   20,090,063
                                                         ------------  -----------    ----------   ------------  -----------
Net assets at end of period                              $267,836,015  $13,856,860    $4,174,164   $226,735,625  $28,376,503
                                                         ============  ===========    ==========   ============  ===========
Beginning units                                             6,880,079      932,345       176,485      5,584,593    1,491,856
Units issued                                                  257,487      420,044       283,563        153,301      846,471
Units redeemed                                               (877,459)    (102,921)      (50,087)      (831,215)    (197,212)
                                                         ------------  -----------    ----------   ------------  -----------
Ending units                                                6,260,107    1,249,468       409,961      4,906,679    2,141,115
                                                         ============  ===========    ==========   ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  2,039,094  $    60,229    $    4,248   $  1,247,935  $    75,994
   Mortality and expense risk and administrative
     charges                                               (2,873,712)     (98,311)      (11,607)    (2,301,680)    (169,131)
                                                         ------------  -----------    ----------   ------------  -----------
   Net investment income (loss)                              (834,618)     (38,082)       (7,359)    (1,053,745)     (93,137)
   Net realized gain (loss)                                11,557,593       19,605        (4,415)     8,798,938       58,258
   Capital gain distribution from mutual funds              9,457,789      257,139            --     24,128,463    1,405,638
   Change in unrealized appreciation (depreciation) of
     investments                                           62,037,070    1,930,254       228,846     28,209,948    2,013,620
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from operations          82,217,834    2,168,916       217,072     60,083,604    3,384,379
                                                         ------------  -----------    ----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                   2,759,689    2,973,547     1,127,985      2,164,198    5,990,349
   Payments for contract benefits or terminations         (26,537,451)    (377,169)      (23,477)   (22,961,325)    (692,007)
   Transfers between sub-accounts (including fixed
     account), net                                        (17,576,736)     310,023       228,335    (10,561,773)     766,290
   Contract maintenance charges                            (1,265,397)     (37,776)       (4,529)      (800,535)     (62,205)
   Adjustments to net assets allocated to contracts in
     payout period                                            (38,457)        (364)           --         (5,002)        (466)
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (42,658,352)   2,868,261     1,328,314    (32,164,437)   6,001,961
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets                          39,559,482    5,037,177     1,545,386     27,919,167    9,386,340
Net assets at beginning of period                         287,191,804    6,481,545       490,657    233,251,854   10,703,723
                                                         ------------  -----------    ----------   ------------  -----------
Net assets at end of period                              $326,751,286  $11,518,722    $2,036,043   $261,171,021  $20,090,063
                                                         ============  ===========    ==========   ============  ===========
Beginning units                                             7,877,309      680,359        52,843      6,339,567    1,006,137
Units issued                                                  166,300      344,351       133,893         81,184      598,496
Units redeemed                                             (1,163,530)     (92,365)      (10,251)      (836,158)    (112,777)
                                                         ------------  -----------    ----------   ------------  -----------
Ending units                                                6,880,079      932,345       176,485      5,584,593    1,491,856
                                                         ============  ===========    ==========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             American                   AST SA PGI   AST SA PGI
                                                                American     Funds IS      American       Asset        Asset
                                                                Funds IS      Growth-      Funds IS     Allocation   Allocation
                                                              Growth-Income Income Fund  International  Portfolio    Portfolio
                                                              Fund Class 2    Class 4    Fund Class 4    Class 1      Class 3
                                                              ------------- -----------  ------------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  5,627,197  $   566,452   $   112,690  $   212,965  $   386,183
   Mortality and expense risk and administrative charges        (3,754,040)    (458,754)      (67,072)     (88,853)    (152,295)
                                                              ------------  -----------   -----------  -----------  -----------
   Net investment income (loss)                                  1,873,157      107,698        45,618      124,112      233,888
   Net realized gain (loss)                                     14,082,448      311,452        95,131      126,699     (182,247)
   Capital gain distribution from mutual funds                  28,232,622    2,839,124       287,448      401,574      804,353
   Change in unrealized appreciation (depreciation) of
     investments                                               (51,760,433)  (5,088,642)   (1,501,441)  (1,099,013)  (1,777,319)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations               (7,572,206)  (1,830,368)   (1,073,244)    (446,628)    (921,325)
                                                              ------------  -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                        5,075,305   11,818,712     3,545,660           --      486,499
   Payments for contract benefits or terminations              (43,159,283)  (2,510,317)     (415,271)  (1,072,421)    (985,619)
   Transfers between sub-accounts (including fixed
     account), net                                             (11,912,642)     796,480     1,070,734     (264,368)     232,050
   Contract maintenance charges                                   (935,351)    (166,364)      (23,122)          --     (143,902)
   Adjustments to net assets allocated to contracts in
     payout period                                                  47,030          654            --           53        5,069
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (50,884,941)   9,939,165     4,178,001   (1,336,736)    (405,903)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets                              (58,457,147)   8,108,797     3,104,757   (1,783,364)  (1,327,228)
Net assets at beginning of period                              418,005,582   34,902,343     3,914,383    9,194,984   16,650,092
                                                              ------------  -----------   -----------  -----------  -----------
Net assets at end of period                                   $359,548,435  $43,011,140   $ 7,019,140  $ 7,411,620  $15,322,864
                                                              ============  ===========   ===========  ===========  ===========
Beginning units                                                 10,926,542    2,736,479       338,633      287,656      668,091
Units issued                                                       257,690    1,148,104       438,126        2,953       43,466
Units redeemed                                                  (1,524,355)    (403,254)      (67,474)     (44,991)     (59,891)
                                                              ------------  -----------   -----------  -----------  -----------
Ending units                                                     9,659,877    3,481,329       709,285      245,618      651,666
                                                              ============  ===========   ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  5,550,358  $   403,868   $    41,503  $   243,821  $   415,683
   Mortality and expense risk and administrative charges        (3,636,049)    (292,865)      (24,694)     (94,657)    (152,171)
                                                              ------------  -----------   -----------  -----------  -----------
   Net investment income (loss)                                  1,914,309      111,003        16,809      149,164      263,512
   Net realized gain (loss)                                     10,495,671       17,666        16,883       91,370      (12,511)
   Capital gain distribution from mutual funds                  25,850,068    1,673,862        22,703      742,460    1,376,508
   Change in unrealized appreciation (depreciation) of
     investments                                                39,542,237    3,200,309       473,118       95,588      315,100
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations               77,802,285    5,002,840       529,513    1,078,582    1,942,609
                                                              ------------  -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                        4,216,234    9,754,716     1,976,083           --      408,247
   Payments for contract benefits or terminations              (37,794,900)    (758,121)      (25,615)    (722,319)  (1,611,281)
   Transfers between sub-accounts (including fixed
     account), net                                             (10,041,581)   1,197,431       209,019        1,428      195,104
   Contract maintenance charges                                   (950,027)    (112,714)       (8,708)          --     (141,445)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (25,514)        (516)           --           57       (1,837)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (44,595,788)  10,080,796     2,150,779     (720,834)  (1,151,212)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets                               33,206,497   15,083,636     2,680,292      357,748      791,397
Net assets at beginning of period                              384,799,085   19,818,707     1,234,091    8,837,236   15,858,695
                                                              ------------  -----------   -----------  -----------  -----------
Net assets at end of period                                   $418,005,582  $34,902,343   $ 3,914,383  $ 9,194,984  $16,650,092
                                                              ============  ===========   ===========  ===========  ===========
Beginning units                                                 12,196,593    1,876,197       139,289      307,594      714,991
Units issued                                                       210,686    1,009,956       221,672        7,112       66,220
Units redeemed                                                  (1,480,737)    (149,674)      (22,328)     (27,050)    (113,120)
                                                              ------------  -----------   -----------  -----------  -----------
Ending units                                                    10,926,542    2,736,479       338,633      287,656      668,091
                                                              ============  ===========   ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       AST SA
                                                            AST SA        AST SA     Wellington       AST SA
                                                          Wellington    Wellington   Government     Wellington      AST SA
                                                           Capital       Capital     and Quality    Government    Wellington
                                                         Appreciation  Appreciation     Bond       and Quality      Growth
                                                          Portfolio     Portfolio     Portfolio   Bond Portfolio  Portfolio
                                                           Class 1       Class 3       Class 1       Class 3       Class 1
                                                         ------------  ------------  -----------  -------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $         --  $         --  $   546,937   $  3,565,208  $    562,243
   Mortality and expense risk and administrative
     charges                                                 (731,262)   (1,765,033)    (256,646)    (1,898,524)     (190,562)
                                                         ------------  ------------  -----------   ------------  ------------
   Net investment income (loss)                              (731,262)   (1,765,033)     290,291      1,666,684       371,681
   Net realized gain (loss)                                 3,217,278     5,571,672      (94,210)    (1,563,674)   (3,303,104)
   Capital gain distribution from mutual funds              9,355,872    24,540,477        9,252         69,222    10,331,734
   Change in unrealized appreciation (depreciation)
     of investments                                       (12,085,675)  (29,021,575)    (505,135)    (2,649,768)   (6,004,553)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from operations            (243,787)     (674,459)    (299,802)    (2,477,536)    1,395,758
                                                         ------------  ------------  -----------   ------------  ------------
From contract transactions:
   Payments received from contract owners                     156,655     3,190,956        2,403      2,161,321        26,818
   Payments for contract benefits or terminations          (7,421,301)  (15,746,302)  (4,016,592)   (14,872,142)   (2,113,792)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,290,869)   (7,304,163)     109,433     (8,662,582)  (24,482,337)
   Contract maintenance charges                                   (16)     (966,517)          (5)    (1,716,324)          (30)
   Adjustments to net assets allocated to contracts in
     payout period                                              1,557         8,016          650             66          (554)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (9,553,974)  (20,818,010)  (3,904,111)   (23,089,661)  (26,569,895)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets                          (9,797,761)  (21,492,469)  (4,203,913)   (25,567,197)  (25,174,137)
Net assets at beginning of period                          73,546,826   183,778,639   29,085,742    202,353,380    25,174,137
                                                         ------------  ------------  -----------   ------------  ------------
Net assets at end of period                              $ 63,749,065  $162,286,170  $24,881,829   $176,786,183  $         --
                                                         ============  ============  ===========   ============  ============
Beginning units                                             1,458,560     4,388,216    1,541,283     11,575,100       911,981
Units issued                                                   10,179       241,060       66,752        729,950         7,979
Units redeemed                                               (182,723)     (675,476)    (279,625)    (2,065,266)     (919,960)
                                                         ------------  ------------  -----------   ------------  ------------
Ending units                                                1,286,016     3,953,800    1,328,410     10,239,784            --
                                                         ============  ============  ===========   ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $         --  $         --  $   526,729   $  3,165,782  $    289,088
   Mortality and expense risk and administrative
     charges                                                 (671,637)   (1,639,155)    (270,504)    (1,887,094)     (235,852)
                                                         ------------  ------------  -----------   ------------  ------------
   Net investment income (loss)                              (671,637)   (1,639,155)     256,225      1,278,688        53,236
   Net realized gain (loss)                                 2,301,199     2,931,010       18,495       (343,540)      743,446
   Capital gain distribution from mutual funds              5,632,528    14,896,523           --             --            --
   Change in unrealized appreciation (depreciation)
     of investments                                        11,858,671    31,091,689      286,148      2,436,868     3,432,286
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from operations          19,120,761    47,280,067      560,868      3,372,016     4,228,968
                                                         ------------  ------------  -----------   ------------  ------------
From contract transactions:
   Payments received from contract owners                     154,909     3,475,907       13,190      2,882,503        28,023
   Payments for contract benefits or terminations          (7,052,948)  (13,002,164)  (2,859,722)   (13,152,821)   (2,634,713)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,034,330)  (12,618,365)   1,752,802     18,828,945      (477,612)
   Contract maintenance charges                                   (14)     (943,528)         (20)    (1,685,981)          (28)
   Adjustments to net assets allocated to contracts in
     payout period                                               (466)       (4,811)      (1,556)          (122)      (13,298)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (9,932,849)  (23,092,961)  (1,095,306)     6,872,524    (3,097,628)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets                           9,187,912    24,187,106     (534,438)    10,244,540     1,131,340
Net assets at beginning of period                          64,358,914   159,591,533   29,620,180    192,108,840    24,042,797
                                                         ------------  ------------  -----------   ------------  ------------
Net assets at end of period                              $ 73,546,826  $183,778,639  $29,085,742   $202,353,380  $ 25,174,137
                                                         ============  ============  ===========   ============  ============
Beginning units                                             1,684,891     4,997,159    1,597,987     11,178,582     1,031,030
Units issued                                                   10,705       139,189      203,871      1,429,088         7,717
Units redeemed                                               (237,036)     (748,132)    (260,575)    (1,032,570)     (126,766)
                                                         ------------  ------------  -----------   ------------  ------------
Ending units                                                1,458,560     4,388,216    1,541,283     11,575,100       911,981
                                                         ============  ============  ===========   ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            AST SA      FTVIP
                                                                                AST SA    Wellington   Franklin
                                                                   AST SA     Wellington  Strategic    Founding
                                                                 Wellington    Natural      Multi-      Funds        FTVIP
                                                                   Growth     Resources     Asset     Allocation    Franklin
                                                                 Portfolio    Portfolio   Portfolio    VIP Fund    Income VIP
                                                                  Class 3      Class 3     Class 3     Class 2    Fund Class 2
                                                                -----------  -----------  ---------- -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   171,474  $   185,982   $  3,618  $   732,027  $ 2,149,549
   Mortality and expense risk and administrative charges            (71,920)     (39,154)      (609)    (234,307)    (447,419)
                                                                -----------  -----------   --------  -----------  -----------
   Net investment income (loss)                                      99,554      146,828      3,009      497,720    1,702,130
   Net realized gain (loss)                                      (2,007,504)     673,488       (220)     104,649      221,769
   Capital gain distribution from mutual funds                    3,951,904           --      8,100      573,262           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,577,591)    (627,678)   (30,807)  (3,710,306)  (4,254,472)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from operations                   466,363      192,638    (19,918)  (2,534,675)  (2,330,573)
                                                                -----------  -----------   --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           722,588       29,458    299,099      818,868    2,166,470
   Payments for contract benefits or terminations                  (589,911)    (473,748)    (1,075)  (2,229,616)  (3,643,620)
   Transfers between sub-accounts (including fixed account),
     net                                                         (9,296,929)  (5,151,053)    38,965    1,186,457      812,085
   Contract maintenance charges                                     (27,670)     (19,596)       (27)    (134,020)    (285,433)
   Adjustments to net assets allocated to contracts in payout
     period                                                              77           --         --          (36)         838
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (9,191,845)  (5,614,939)   336,962     (358,347)    (949,660)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets                                (8,725,482)  (5,422,301)   317,044   (2,893,022)  (3,280,233)
Net assets at beginning of period                                 8,725,482    5,422,301         --   24,617,082   44,923,276
                                                                -----------  -----------   --------  -----------  -----------
Net assets at end of period                                     $        --  $        --   $317,044  $21,724,060  $41,643,043
                                                                ===========  ===========   ========  ===========  ===========
Beginning units                                                     384,258      572,581         --    1,632,110    2,840,263
Units issued                                                         43,813       20,801     30,846      166,490      306,423
Units redeemed                                                     (428,071)    (593,382)      (384)    (187,849)    (366,261)
                                                                -----------  -----------   --------  -----------  -----------
Ending units                                                             --           --     30,462    1,610,751    2,780,425
                                                                ===========  ===========   ========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    77,120  $   117,440   $     --  $   637,077  $ 1,751,850
   Mortality and expense risk and administrative charges            (78,692)     (47,895)        --     (229,677)    (421,439)
                                                                -----------  -----------   --------  -----------  -----------
   Net investment income (loss)                                      (1,572)      69,545         --      407,400    1,330,411
   Net realized gain (loss)                                         225,902     (474,450)        --      124,569      565,449
   Capital gain distribution from mutual funds                           --           --         --      982,067           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  1,107,160    1,092,897         --      968,238    1,614,740
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from operations                 1,331,490      687,992         --    2,482,274    3,510,600
                                                                -----------  -----------   --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           833,418       32,277         --      326,093    2,926,204
   Payments for contract benefits or terminations                  (530,874)    (392,383)        --   (1,711,974)  (3,015,175)
   Transfers between sub-accounts (including fixed account),
     net                                                             26,127       52,229         --      207,664    1,195,907
   Contract maintenance charges                                     (32,903)     (26,420)        --     (134,937)    (276,589)
   Adjustments to net assets allocated to contracts in payout
     period                                                              97           --         --        3,071         (332)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from contract transactions        295,865     (334,297)        --   (1,310,083)     830,015
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets                                 1,627,355      353,695         --    1,172,191    4,340,615
Net assets at beginning of period                                 7,098,127    5,068,606         --   23,444,891   40,582,661
                                                                -----------  -----------   --------  -----------  -----------
Net assets at end of period                                     $ 8,725,482  $ 5,422,301   $     --  $24,617,082  $44,923,276
                                                                ===========  ===========   ========  ===========  ===========
Beginning units                                                     369,494      608,144         --    1,723,204    2,783,753
Units issued                                                         49,148       73,885         --       85,269      334,127
Units redeemed                                                      (34,384)    (109,448)        --     (176,363)    (277,617)
                                                                -----------  -----------   --------  -----------  -----------
Ending units                                                        384,258      572,581         --    1,632,110    2,840,263
                                                                ===========  ===========   ========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 FTVIP
                                                               Franklin                                              Goldman
                                                                Mutual         FTVIP        FTVIP        FTVIP      Sachs VIT
                                                                Global       Franklin      Franklin    Templeton   Government
                                                               Discovery      Rising      Strategic   Global Bond     Money
                                                               VIP Fund    Dividends VIP  Income VIP   VIP Fund    Market Fund
                                                                Class 2    Fund Class 2  Fund Class 2   Class 2   Service Class
                                                              -----------  ------------- ------------ ----------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   165,610   $   119,119   $   48,899  $       --   $    73,195
   Mortality and expense risk and administrative charges          (68,231)     (107,129)     (19,496)    (20,788)      (48,036)
                                                              -----------   -----------   ----------  ----------   -----------
   Net investment income (loss)                                    97,379        11,990       29,403     (20,788)       25,159
   Net realized gain (loss)                                         7,206        52,329        2,988      23,740            --
   Capital gain distribution from mutual funds                     87,742       576,951           --          --            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,060,589)   (1,362,877)     (88,013)      7,576            --
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from operations                (868,262)     (721,607)     (55,622)     10,528        25,159
                                                              -----------   -----------   ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                       1,953,942     2,974,521      562,265     635,906       942,590
   Payments for contract benefits or terminations                (260,642)     (420,269)     (28,489)    (56,019)   (3,913,444)
   Transfers between sub-accounts (including fixed
     account), net                                              1,058,597     1,017,766       57,499     108,370     4,451,557
   Contract maintenance charges                                   (25,594)      (40,413)      (7,939)     (8,106)      (42,453)
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions    2,726,303     3,531,605      583,336     680,151     1,438,250
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets                               1,858,041     2,809,998      527,714     690,679     1,463,409
Net assets at beginning of period                               4,680,334     7,709,804    1,391,846   1,381,752     3,825,489
                                                              -----------   -----------   ----------  ----------   -----------
Net assets at end of period                                   $ 6,538,375   $10,519,802   $1,919,560  $2,072,431   $ 5,288,898
                                                              ===========   ===========   ==========  ==========   ===========
Beginning units                                                   437,798       595,823      134,592     143,394       386,810
Units issued                                                      313,820       339,744       71,698     107,830       799,096
Units redeemed                                                    (54,941)      (69,736)     (14,563)    (37,944)     (653,627)
                                                              -----------   -----------   ----------  ----------   -----------
Ending units                                                      696,677       865,831      191,727     213,280       532,279
                                                              ===========   ===========   ==========  ==========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    63,848   $    79,519   $   27,210  $       --   $    14,189
   Mortality and expense risk and administrative charges          (37,033)      (59,789)     (10,538)    (11,846)      (24,434)
                                                              -----------   -----------   ----------  ----------   -----------
   Net investment income (loss)                                    26,815        19,730       16,672     (11,846)      (10,245)
   Net realized gain (loss)                                         2,398        23,038        1,558       1,642            --
   Capital gain distribution from mutual funds                    203,295       189,405           --       3,476            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (13,747)      721,798        8,805       4,278            --
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from operations                 218,761       953,971       27,035      (2,450)      (10,245)
                                                              -----------   -----------   ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                       1,597,011     3,444,331      554,229     278,810     1,655,587
   Payments for contract benefits or terminations                 (60,627)     (227,746)     (22,554)     (8,440)   (1,601,634)
   Transfers between sub-accounts (including fixed
     account), net                                                596,613       310,573      229,030     367,721     1,343,371
   Contract maintenance charges                                   (14,171)      (22,463)      (4,353)     (4,911)      (24,538)
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions    2,118,826     3,504,695      756,352     633,180     1,372,786
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets                               2,337,587     4,458,666      783,387     630,730     1,362,541
Net assets at beginning of period                               2,342,747     3,251,138      608,459     751,022     2,462,948
                                                              -----------   -----------   ----------  ----------   -----------
Net assets at end of period                                   $ 4,680,334   $ 7,709,804   $1,391,846  $1,381,752   $ 3,825,489
                                                              ===========   ===========   ==========  ==========   ===========
Beginning units                                                   235,271       299,591       60,850      78,538       247,809
Units issued                                                      218,448       343,156       78,797      69,759       553,251
Units redeemed                                                    (15,921)      (46,924)      (5,055)     (4,903)     (414,250)
                                                              -----------   -----------   ----------  ----------   -----------
Ending units                                                      437,798       595,823      134,592     143,394       386,810
                                                              ===========   ===========   ==========  ==========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Invesco V.I.
                                                                American   Invesco V.I.               Invesco V.I. Invesco V.I.
                                                               Franchise     American   Invesco V.I.   Equity and   Growth and
                                                              Fund Series   Value Fund  Comstock Fund Income Fund  Income Fund
                                                                   II       Series II     Series II    Series II    Series II
                                                              ------------ ------------ ------------- ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $        --   $    4,250  $  3,879,676  $   162,252  $  4,921,177
   Mortality and expense risk and administrative charges          (70,534)     (21,282)   (2,558,982)     (79,486)   (2,634,609)
                                                              -----------   ----------  ------------  -----------  ------------
   Net investment income (loss)                                   (70,534)     (17,032)    1,320,694       82,766     2,286,568
   Net realized gain (loss)                                       517,919        8,344    13,067,418       32,993     4,173,674
   Capital gain distribution from mutual funds                    484,443      306,544    26,685,076      360,497    25,870,219
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,256,648)    (640,447)  (75,160,974)  (1,387,671)  (71,190,130)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations                (324,820)    (342,591)  (34,087,786)    (911,415)  (38,859,669)
                                                              -----------   ----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                         628,007      662,400     4,049,979    2,251,458     1,911,202
   Payments for contract benefits or terminations                (488,989)     (35,939)  (24,440,590)    (176,785)  (24,053,691)
   Transfers between sub-accounts (including fixed
     account), net                                                (83,895)     240,823     2,817,461    1,383,547     5,070,505
   Contract maintenance charges                                   (15,088)      (7,533)   (1,335,275)     (30,897)   (1,491,139)
   Adjustments to net assets allocated to contracts in
     payout period                                                  2,524           --        21,619           --         7,937
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract transactions       42,559      859,751   (18,886,806)   3,427,323   (18,555,186)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets                                (282,261)     517,160   (52,974,592)   2,515,908   (57,414,855)
Net assets at beginning of period                               6,851,711    1,400,405   286,361,670    5,536,900   296,547,815
                                                              -----------   ----------  ------------  -----------  ------------
Net assets at end of period                                   $ 6,569,450   $1,917,565  $233,387,078  $ 8,052,808  $239,132,960
                                                              ===========   ==========  ============  ===========  ============
Beginning units                                                   296,239      131,357    10,480,217      469,764     9,817,010
Units issued                                                       41,640      109,876       645,246      325,291       561,173
Units redeemed                                                    (38,588)     (32,439)   (1,279,322)     (29,995)   (1,124,131)
                                                              -----------   ----------  ------------  -----------  ------------
Ending units                                                      299,291      208,794     9,846,141      765,060     9,254,052
                                                              ===========   ==========  ============  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --   $    6,995  $  5,373,306  $    63,264  $  3,747,375
   Mortality and expense risk and administrative charges          (60,634)     (11,987)   (2,536,059)     (40,967)   (2,657,903)
                                                              -----------   ----------  ------------  -----------  ------------
   Net investment income (loss)                                   (60,634)      (4,992)    2,837,247       22,297     1,089,472
   Net realized gain (loss)                                       555,630       17,495    14,360,808       40,256     5,339,265
   Capital gain distribution from mutual funds                    535,078       13,836    11,771,673       79,015    12,058,273
   Change in unrealized appreciation (depreciation) of
     investments                                                  415,064       71,749    13,448,389      222,710    16,741,080
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations               1,445,138       98,088    42,418,117      364,278    35,228,090
                                                              -----------   ----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                         388,765      458,585     3,260,983    2,481,851     3,075,183
   Payments for contract benefits or terminations                (681,164)     (66,104)  (22,439,315)    (158,264)  (22,446,200)
   Transfers between sub-accounts (including fixed
     account), net                                                 84,030      132,765    (6,940,285)     543,836    (2,355,838)
   Contract maintenance charges                                   (13,097)      (4,302)   (1,323,218)     (15,985)   (1,488,930)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,456)          --         2,062           --         1,189
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract transactions     (222,922)     520,944   (27,439,773)   2,851,438   (23,214,596)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets                               1,222,216      619,032    14,978,344    3,215,716    12,013,494
Net assets at beginning of period                               5,629,495      781,373   271,383,326    2,321,184   284,534,321
                                                              -----------   ----------  ------------  -----------  ------------
Net assets at end of period                                   $ 6,851,711   $1,400,405  $286,361,670  $ 5,536,900  $296,547,815
                                                              ===========   ==========  ============  ===========  ============
Beginning units                                                   305,772       79,493    11,564,662      215,793    10,637,345
Units issued                                                       38,661       68,709       400,761      294,823       335,776
Units redeemed                                                    (48,194)     (16,845)   (1,485,206)     (40,852)   (1,156,111)
                                                              -----------   ----------  ------------  -----------  ------------
Ending units                                                      296,239      131,357    10,480,217      469,764     9,817,010
                                                              ===========   ==========  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               Lord
                                                                Lord Abbett   Abbett    Lord Abbett
                                                                   Bond     Developing  Growth and    Lord Abbett  Lord Abbett
                                                                 Debenture    Growth      Income     Mid Cap Stock Total Return
                                                                 Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                                                 Class VC    Class VC    Class VC      Class VC      Class VC
                                                                ----------- ---------- ------------  ------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $  408,050  $      --  $  1,191,416  $    401,187   $  241,610
   Mortality and expense risk and administrative charges           (83,455)    (7,155)     (799,486)     (550,609)     (68,612)
                                                                ----------  ---------  ------------  ------------   ----------
   Net investment income (loss)                                    324,595     (7,155)      391,930      (149,422)     172,998
   Net realized gain (loss)                                         20,348     44,002     4,503,083     2,236,174      (62,225)
   Capital gain distribution from mutual funds                     196,661    117,063     6,857,852     1,918,078           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (984,725)  (225,573)  (19,431,200)  (13,540,350)    (208,097)
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from operations                 (443,121)   (71,663)   (7,678,335)   (9,535,520)     (97,324)
                                                                ----------  ---------  ------------  ------------   ----------
From contract transactions:
   Payments received from contract owners                        3,162,082    519,375     1,019,876     1,342,192    2,681,693
   Payments for contract benefits or terminations                 (309,273)   (23,592)   (9,816,861)   (5,515,863)    (694,814)
   Transfers between sub-accounts (including fixed
     account), net                                               1,130,372     86,814    (2,456,347)     (118,721)     467,954
   Contract maintenance charges                                    (31,123)    (2,478)     (192,000)      (82,378)     (25,301)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --        13,641         8,931           --
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from contract transactions     3,952,058    580,119   (11,431,691)   (4,365,839)   2,429,532
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets                                3,508,937    508,456   (19,110,026)  (13,901,359)   2,332,208
Net assets at beginning of period                                5,274,583    321,763    96,624,522    65,191,800    4,815,026
                                                                ----------  ---------  ------------  ------------   ----------
Net assets at end of period                                     $8,783,520  $ 830,219  $ 77,514,496  $ 51,290,441   $7,147,234
                                                                ==========  =========  ============  ============   ==========
Beginning units                                                    468,272     30,149     4,118,256     2,498,051      465,372
Units issued                                                       475,747     52,957       114,111       134,173      372,520
Units redeemed                                                    (122,746)    (8,232)     (601,315)     (296,298)    (132,196)
                                                                ----------  ---------  ------------  ------------   ----------
Ending units                                                       821,273     74,874     3,631,052     2,335,926      705,696
                                                                ==========  =========  ============  ============   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $  201,868  $      --  $  1,243,588  $    389,456   $  106,237
   Mortality and expense risk and administrative charges           (33,798)    (2,331)     (833,741)     (580,540)     (27,900)
                                                                ----------  ---------  ------------  ------------   ----------
   Net investment income (loss)                                    168,070     (2,331)      409,847      (191,084)      78,337
   Net realized gain (loss)                                         10,121     12,216     4,421,397     3,052,541       (1,564)
   Capital gain distribution from mutual funds                      47,556         --     9,191,667     6,263,049           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    (8,182)    43,693    (2,950,179)   (5,363,919)     (18,713)
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from operations                  217,565     53,578    11,072,732     3,760,587       58,060
                                                                ----------  ---------  ------------  ------------   ----------
From contract transactions:
   Payments received from contract owners                        2,879,422    187,150     1,061,369     1,898,034    2,422,984
   Payments for contract benefits or terminations                  (93,339)   (68,357)   (9,577,751)   (6,802,696)     (19,897)
   Transfers between sub-accounts (including fixed
     account), net                                                 744,065     10,889    (1,604,086)      (49,637)     784,736
   Contract maintenance charges                                    (12,582)      (921)     (200,125)      (83,707)     (10,517)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --         5,564         3,201           --
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from contract transactions     3,517,566    128,761   (10,315,029)   (5,034,805)   3,177,306
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets                                3,735,131    182,339       757,703    (1,274,218)   3,235,366
Net assets at beginning of period                                1,539,452    139,424    95,866,819    66,466,018    1,579,660
                                                                ----------  ---------  ------------  ------------   ----------
Net assets at end of period                                     $5,274,583  $ 321,763  $ 96,624,522  $ 65,191,800   $4,815,026
                                                                ==========  =========  ============  ============   ==========
Beginning units                                                    147,633     16,773     4,590,868     2,694,313      156,828
Units issued                                                       339,593     22,900       109,075       150,916      326,369
Units redeemed                                                     (18,954)    (9,524)     (581,687)     (347,178)     (17,825)
                                                                ----------  ---------  ------------  ------------   ----------
Ending units                                                       468,272     30,149     4,118,256     2,498,051      465,372
                                                                ==========  =========  ============  ============   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                               SST SA
                                                                                                               Putnam
                                                                                         SST SA                 Asset
                                                                  SST SA     SST SA    Allocation   SST SA   Allocation
                                                                Allocation Allocation   Moderate  Allocation Diversified
                                                                 Balanced    Growth      Growth    Moderate    Growth
                                                                Portfolio  Portfolio   Portfolio  Portfolio   Portfolio
                                                                 Class 3    Class 3     Class 3    Class 3     Class 3
-                                                               ---------- ----------  ---------- ---------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $ 22,789  $   28,233  $  22,989   $  7,893   $ 11,067
   Mortality and expense risk and administrative charges             (228)       (656)      (536)      (129)      (788)
                                                                 --------  ----------  ---------   --------   --------
   Net investment income (loss)                                    22,561      27,577     22,453      7,764     10,279
   Net realized gain (loss)                                           (67)        (37)       (34)       (11)       (95)
   Capital gain distribution from mutual funds                     44,109      60,067     63,803     18,777     22,866
   Change in unrealized appreciation (depreciation) of
     investments                                                  (70,953)   (124,520)  (106,315)   (26,435)   (73,467)
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from operations                  (4,350)    (36,913)   (20,093)        95    (40,417)
                                                                 --------  ----------  ---------   --------   --------
From contract transactions:
   Payments received from contract owners                         537,845     999,478    525,249    326,500    663,737
   Payments for contract benefits or terminations                      --          --         --         --        (72)
   Transfers between sub-accounts (including fixed account),
     net                                                             (195)      2,376      1,397         82     18,500
   Contract maintenance charges                                        --          --         --         --       (216)
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from contract transactions      537,650   1,001,854    526,646    326,582    681,949
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets                                 533,300     964,941    506,553    326,677    641,532
Net assets at beginning of period                                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Net assets at end of period                                      $533,300  $  964,941  $ 506,553   $326,677   $641,532
                                                                 ========  ==========  =========   ========   ========
Beginning units                                                        --          --         --         --         --
Units issued                                                       54,733     103,000     53,262     34,042     58,149
Units redeemed                                                        (22)         (1)        (1)       (33)       (35)
                                                                 --------  ----------  ---------   --------   --------
Ending units                                                       54,711     102,999     53,261     34,009     58,114
                                                                 ========  ==========  =========   ========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $     --  $       --  $      --   $     --   $     --
   Mortality and expense risk and administrative charges               --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
   Reimbursements of expenses                                          --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
   Net investment income (loss)                                        --          --         --         --         --
   Net realized gain (loss)                                            --          --         --         --         --
   Capital gain distribution from mutual funds                         --          --         --         --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                       --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from operations                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
From contract transactions:
   Payments received from contract owners                              --          --         --         --         --
   Payments for contract benefits or terminations                      --          --         --         --         --
   Policy loans                                                        --          --         --         --         --
   Transfers between sub-accounts (including fixed account),
     net                                                               --          --         --         --         --
   Contract maintenance charges                                        --          --         --         --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                            --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from contract transactions           --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets                                      --          --         --         --         --
Net assets at beginning of period                                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Net assets at end of period                                      $     --  $       --  $      --   $     --   $     --
                                                                 ========  ==========  =========   ========   ========
Beginning units                                                        --          --         --         --         --
Units issued                                                           --          --         --         --         --
Units redeemed                                                         --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Ending units                                                           --          --         --         --         --
                                                                 ========  ==========  =========   ========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                     SAST SA
                                                                                                                     Boston
                                                                 SST SA                                SAST SA AB    Company
                                                               Wellington    SAST SA AB   SAST SA AB   Small & Mid   Capital
                                                               Real Return     Growth       Growth      Cap Value    Growth
                                                                Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                                                                 Class 3      Class 1      Class 3       Class 3     Class 1
                                                              ------------  -----------  -----------  ------------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  2,920,689  $     1,096  $        --  $    152,839  $   5,425
   Mortality and expense risk and administrative charges          (877,800)    (380,924)    (184,738)     (472,820)    (5,910)
                                                              ------------  -----------  -----------  ------------  ---------
   Net investment income (loss)                                  2,042,889     (379,828)    (184,738)     (319,981)      (485)
   Net realized gain (loss)                                       (963,831)   1,452,999    1,049,548       678,154    157,694
   Capital gain distribution from mutual funds                          --    3,247,145    1,843,230    10,589,345    306,270
   Change in unrealized appreciation (depreciation) of
     investments                                                (2,149,598)  (5,992,725)  (4,165,880)  (18,467,237)  (353,841)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from operations               (1,070,540)  (1,672,409)  (1,457,840)   (7,519,719)   109,638
                                                              ------------  -----------  -----------  ------------  ---------
From contract transactions:
   Payments received from contract owners                        1,125,920       68,641      574,386     1,175,634         24
   Payments for contract benefits or terminations               (5,645,374)  (3,163,960)  (1,711,540)   (4,365,133)   (86,564)
   Transfers between sub-accounts (including fixed
     account), net                                              (4,335,294)  34,435,500   26,664,128     2,111,923   (843,568)
   Contract maintenance charges                                   (981,972)        (495)     (63,224)     (342,173)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                      13        8,799        2,550           201         --
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from contract transactions    (9,836,707)  31,348,485   25,466,300    (1,419,548)  (930,108)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets                              (10,907,247)  29,676,076   24,008,460    (8,939,267)  (820,470)
Net assets at beginning of period                               91,778,889   25,483,130   13,488,356    50,992,700    820,470
                                                              ------------  -----------  -----------  ------------  ---------
Net assets at end of period                                   $ 80,871,642  $55,159,206  $37,496,816  $ 42,053,433  $      --
                                                              ============  ===========  ===========  ============  =========
Beginning units                                                  7,635,695      430,780      658,759     2,158,457     52,565
Units issued                                                       612,011    1,157,365    1,300,719       279,719        891
Units redeemed                                                  (1,437,630)     (80,786)    (133,559)     (313,253)   (53,456)
                                                              ------------  -----------  -----------  ------------  ---------
Ending units                                                     6,810,076    1,507,359    1,825,919     2,124,923         --
                                                              ============  ===========  ===========  ============  =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  1,954,810  $     8,835  $        --  $     68,405  $   2,347
   Mortality and expense risk and administrative charges          (834,114)    (286,213)    (112,817)     (463,475)    (6,779)
                                                              ------------  -----------  -----------  ------------  ---------
   Net investment income (loss)                                  1,120,696     (277,378)    (112,817)     (395,070)    (4,432)
   Net realized gain (loss)                                       (218,452)     769,072      710,428     1,822,742     54,175
   Capital gain distribution from mutual funds                          --    1,697,808      901,570     4,606,916      7,545
   Change in unrealized appreciation (depreciation) of
     investments                                                   (86,971)   4,099,922    1,737,719      (521,746)   101,624
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from operations                  815,273    6,289,424    3,236,900     5,512,842    158,912
                                                              ------------  -----------  -----------  ------------  ---------
From contract transactions:
   Payments received from contract owners                        6,136,936          936      522,825     1,153,618         28
   Payments for contract benefits or terminations               (4,724,761)  (1,965,835)    (968,677)   (3,618,605)  (103,344)
   Transfers between sub-accounts (including fixed
     account), net                                               9,639,976     (331,909)      55,489       451,924     14,657
   Contract maintenance charges                                   (896,732)        (471)     (34,719)     (343,804)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                     (60)          16          (52)          655         --
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from contract transactions    10,155,359   (2,297,263)    (425,134)   (2,356,212)   (88,659)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets                               10,970,632    3,992,161    2,811,766     3,156,630     70,253
Net assets at beginning of period                               80,808,257   21,490,969   10,676,590    47,836,070    750,217
                                                              ------------  -----------  -----------  ------------  ---------
Net assets at end of period                                   $ 91,778,889  $25,483,130  $13,488,356  $ 50,992,700  $ 820,470
                                                              ============  ===========  ===========  ============  =========
Beginning units                                                  6,786,155      472,568      679,764     2,260,550     59,035
Units issued                                                     1,441,523        1,917       71,970       187,974      1,482
Units redeemed                                                    (591,983)     (43,705)     (92,975)     (290,067)    (7,952)
                                                              ------------  -----------  -----------  ------------  ---------
Ending units                                                     7,635,695      430,780      658,759     2,158,457     52,565
                                                              ============  ===========  ===========  ============  =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA
                                                                  Boston
                                                                  Company     SAST SA     SAST SA      SAST SA      SAST SA
                                                                  Capital     Columbia    Columbia    DFA Ultra    DFA Ultra
                                                                  Growth     Technology  Technology   Short Bond   Short Bond
                                                                 Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                                  Class 3     Class 1     Class 3      Class 1      Class 3
                                                                -----------  ---------- -----------  -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $    21,458  $      --  $        --  $    77,725  $   101,832
   Mortality and expense risk and administrative charges            (71,559)    (7,230)     (36,288)     (72,880)    (113,401)
                                                                -----------  ---------  -----------  -----------  -----------
   Net investment income (loss)                                     (50,101)    (7,230)     (36,288)       4,845      (11,569)
   Net realized gain (loss)                                         139,438     69,973      207,225       15,527       27,367
   Capital gain distribution from mutual funds                    3,445,761    101,150      512,951           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,431,340)  (221,301)  (1,024,840)      17,987       17,204
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 1,103,758    (57,408)    (340,952)      38,359       33,002
                                                                -----------  ---------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            44,871      9,301      336,760      544,844    2,877,927
   Payments for contract benefits or terminations                  (487,938)   (44,026)    (167,335)  (3,189,921)  (5,649,526)
   Transfers between sub-accounts (including fixed
     account), net                                               (9,046,682)   (56,948)     136,407    1,973,823    3,290,659
   Contract maintenance charges                                     (30,704)        --      (14,119)          (6)     (90,200)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --           --           91          181
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (9,520,453)   (91,673)     291,713     (671,169)     429,041
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets                                (8,416,695)  (149,081)     (49,239)    (632,810)     462,043
Net assets at beginning of period                                 8,416,695    796,622    3,274,930    7,779,020   12,406,923
                                                                -----------  ---------  -----------  -----------  -----------
Net assets at end of period                                     $        --  $ 647,541  $ 3,225,691  $ 7,146,210  $12,868,966
                                                                ===========  =========  ===========  ===========  ===========
Beginning units                                                     565,376    124,653      539,153      690,228    1,173,090
Units issued                                                         28,531      4,069      136,607      307,787      886,671
Units redeemed                                                     (593,907)   (17,326)     (89,624)    (367,889)    (845,107)
                                                                -----------  ---------  -----------  -----------  -----------
Ending units                                                             --    111,396      586,136      630,126    1,214,654
                                                                ===========  =========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $     7,035  $      --  $        --  $    23,790  $     3,562
   Mortality and expense risk and administrative charges            (81,090)    (5,897)     (28,818)     (74,559)    (110,405)
                                                                -----------  ---------  -----------  -----------  -----------
   Net investment income (loss)                                     (74,055)    (5,897)     (28,818)     (50,769)    (106,843)
   Net realized gain (loss)                                         395,024     44,693      255,047       (5,114)         856
   Capital gain distribution from mutual funds                       80,964     86,774      403,281           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  1,194,054     52,236      120,229       34,780       48,627
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 1,595,987    177,806      749,739      (21,103)     (57,360)
                                                                -----------  ---------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           153,750      1,107      459,892       69,484    2,342,744
   Payments for contract benefits or terminations                  (525,173)   (59,085)    (205,349)  (1,011,055)  (5,452,620)
   Transfers between sub-accounts (including fixed
     account), net                                                  (64,957)   270,613      250,138      704,428    3,949,511
   Contract maintenance charges                                     (37,499)        --      (11,342)          (6)     (81,525)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --           --           93           --
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       (473,879)   212,635      493,339     (237,056)     758,110
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets                                 1,122,108    390,441    1,243,078     (258,159)     700,750
Net assets at beginning of period                                 7,294,587    406,181    2,031,852    8,037,179   11,706,173
                                                                -----------  ---------  -----------  -----------  -----------
Net assets at end of period                                     $ 8,416,695  $ 796,622  $ 3,274,930  $ 7,779,020  $12,406,923
                                                                ===========  =========  ===========  ===========  ===========
Beginning units                                                     598,380     84,987      445,323      709,587    1,100,232
Units issued                                                         37,536     51,003      181,464      142,759      886,179
Units redeemed                                                      (70,540)   (11,337)     (87,634)    (162,118)    (813,321)
                                                                -----------  ---------  -----------  -----------  -----------
Ending units                                                        565,376    124,653      539,153      690,228    1,173,090
                                                                ===========  =========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           SAST SA
                                                                                          Emerging    SAST SA
                                                                  SAST SA      SAST SA     Markets   Federated      SAST SA
                                                                Dogs of Wall Dogs of Wall  Equity    Corporate     Federated
                                                                   Street       Street      Index      Bond        Corporate
                                                                 Portfolio    Portfolio   Portfolio  Portfolio   Bond Portfolio
                                                                  Class 1      Class 3     Class 3    Class 1       Class 3
                                                                ------------ ------------ --------- -----------  --------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   124,840  $   940,305   $   898  $ 1,571,867   $  8,392,902
   Mortality and expense risk and administrative charges            (54,699)    (436,872)     (147)    (342,036)    (1,983,907)
                                                                -----------  -----------   -------  -----------   ------------
   Net investment income (loss)                                      70,141      503,433       751    1,229,831      6,408,995
   Net realized gain (loss)                                         310,740    1,019,142      (238)     425,796        237,696
   Capital gain distribution from mutual funds                      590,720    4,976,227        --      285,687      1,627,493
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,063,370)  (6,996,083)   (4,146)  (3,413,705)   (16,939,653)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from operations                   (91,769)    (497,281)   (3,633)  (1,472,391)    (8,665,469)
                                                                -----------  -----------   -------  -----------   ------------
From contract transactions:
   Payments received from contract owners                                --      790,454    61,640       23,817      2,396,910
   Payments for contract benefits or terminations                  (581,211)  (2,970,083)       --   (4,222,832)   (18,222,673)
   Transfers between sub-accounts (including fixed
     account), net                                                  357,223   (1,002,582)   12,777     (341,651)    (4,643,664)
   Contract maintenance charges                                         (17)    (345,213)      (58)         (17)    (1,522,293)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --          (34)       --           (5)         4,268
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from contract transactions       (224,005)  (3,527,458)   74,359   (4,540,688)   (21,987,452)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets                                  (315,774)  (4,024,739)   70,726   (6,013,079)   (30,652,921)
Net assets at beginning of period                                 5,477,901   43,389,174        --   40,855,271    222,386,663
                                                                -----------  -----------   -------  -----------   ------------
Net assets at end of period                                     $ 5,162,127  $39,364,435   $70,726  $34,842,192   $191,733,742
                                                                ===========  ===========   =======  ===========   ============
Beginning units                                                     152,316    1,150,908        --    1,465,176      8,351,021
Units issued                                                         11,535       79,235     8,596       51,830        451,423
Units redeemed                                                      (19,590)    (169,285)     (309)    (219,396)    (1,300,426)
                                                                -----------  -----------   -------  -----------   ------------
Ending units                                                        144,261    1,060,858     8,287    1,297,610      7,502,018
                                                                ===========  ===========   =======  ===========   ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   120,674  $   886,216   $    --  $ 1,794,676   $  9,275,813
   Mortality and expense risk and administrative charges            (54,184)    (408,564)       --     (362,789)    (2,007,659)
                                                                -----------  -----------   -------  -----------   ------------
   Net investment income (loss)                                      66,490      477,652        --    1,431,887      7,268,154
   Net realized gain (loss)                                         287,348      767,729        --      497,199      1,479,128
   Capital gain distribution from mutual funds                      418,191    3,386,016        --      182,585        995,599
   Change in unrealized appreciation (depreciation) of
     investments                                                     76,454    2,013,967        --      130,436      1,521,832
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from operations                   848,483    6,645,364        --    2,242,107     11,264,713
                                                                -----------  -----------   -------  -----------   ------------
From contract transactions:
   Payments received from contract owners                                --    1,145,541        --       22,058      3,728,320
   Payments for contract benefits or terminations                  (370,586)  (2,268,615)       --   (3,797,051)   (15,562,499)
   Transfers between sub-accounts (including fixed
     account), net                                                 (153,118)    (379,588)       --    1,943,729     12,952,758
   Contract maintenance charges                                         (16)    (331,411)       --          (18)    (1,505,791)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           89        --       (3,143)        (1,706)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from contract transactions       (523,720)  (1,833,984)       --   (1,834,425)      (388,918)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets                                   324,763    4,811,380        --      407,682     10,875,795
Net assets at beginning of period                                 5,153,138   38,577,794        --   40,447,589    211,510,868
                                                                -----------  -----------   -------  -----------   ------------
Net assets at end of period                                     $ 5,477,901  $43,389,174   $    --  $40,855,271   $222,386,663
                                                                ===========  ===========   =======  ===========   ============
Beginning units                                                     168,400    1,199,833        --    1,532,576      8,366,138
Units issued                                                          3,050       80,540        --      101,372        744,932
Units redeemed                                                      (19,134)    (129,465)       --     (168,772)      (760,049)
                                                                -----------  -----------   -------  -----------   ------------
Ending units                                                        152,316    1,150,908        --    1,465,176      8,351,021
                                                                ===========  ===========   =======  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST SA       SAST SA                SAST SA      SAST SA
                                                                  Fidelity      Fidelity     SAST SA     Fixed      Franklin
                                                                Institutional Institutional   Fixed      Income       Small
                                                                 AM(R) Real    AM(R) Real    Income   Intermediate   Company
                                                                   Estate        Estate       Index      Index        Value
                                                                  Portfolio     Portfolio   Portfolio  Portfolio    Portfolio
                                                                   Class 1       Class 3     Class 3    Class 3      Class 1
                                                                ------------- ------------- --------- ------------ ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   87,901    $   381,524  $  5,305    $ 1,500    $   30,327
   Mortality and expense risk and administrative charges            (37,529)      (172,191)     (375)      (133)      (40,495)
                                                                 ----------    -----------  --------    -------    ----------
   Net investment income (loss)                                      50,372        209,333     4,930      1,367       (10,168)
   Net realized gain (loss)                                          69,495       (624,792)      (24)        (7)      156,091
   Capital gain distribution from mutual funds                      245,929      1,209,540        --         --       419,358
   Change in unrealized appreciation (depreciation) of
     investments                                                   (647,431)    (2,131,985)     (998)      (138)     (989,937)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from operations                  (281,635)    (1,337,904)    3,908      1,222      (424,656)
                                                                 ----------    -----------  --------    -------    ----------
From contract transactions:
   Payments received from contract owners                                23         84,452   117,725          1            --
   Payments for contract benefits or terminations                  (295,097)    (1,536,407)     (226)        (1)     (394,184)
   Transfers between sub-accounts (including fixed account),
     net                                                           (220,160)      (662,259)   82,355     71,107       (56,659)
   Contract maintenance charges                                          (8)      (143,867)      (70)       (57)           --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           (503)       --         --            --
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from contract transactions       (515,242)    (2,258,584)  199,784     71,050      (450,843)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets                                  (796,877)    (3,596,488)  203,692     72,272      (875,499)
Net assets at beginning of period                                 4,090,169     19,474,392        --         --     3,382,063
                                                                 ----------    -----------  --------    -------    ----------
Net assets at end of period                                      $3,293,292    $15,877,904  $203,692    $72,272    $2,506,564
                                                                 ==========    ===========  ========    =======    ==========
Beginning units                                                      91,624        414,076        --         --        65,819
Units issued                                                            438         31,666    21,265      7,464           868
Units redeemed                                                      (12,085)       (79,777)   (1,081)      (324)      (10,036)
                                                                 ----------    -----------  --------    -------    ----------
Ending units                                                         79,977        365,965    20,184      7,140        56,651
                                                                 ==========    ===========  ========    =======    ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  118,515    $   509,806  $     --    $    --    $   21,052
   Mortality and expense risk and administrative charges            (42,956)      (181,297)       --         --       (41,826)
                                                                 ----------    -----------  --------    -------    ----------
   Net investment income (loss)                                      75,559        328,509        --         --       (20,774)
   Net realized gain (loss)                                         133,970        233,704        --         --       182,504
   Capital gain distribution from mutual funds                      553,817      2,622,112        --         --       403,501
   Change in unrealized appreciation (depreciation) of
     investments                                                   (582,783)    (2,409,459)       --         --      (294,113)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from operations                   180,563        774,866        --         --       271,118
                                                                 ----------    -----------  --------    -------    ----------
From contract transactions:
   Payments received from contract owners                            (7,239)       258,125        --         --        (7,262)
   Payments for contract benefits or terminations                  (389,494)    (1,407,350)       --         --      (361,039)
   Transfers between sub-accounts (including fixed account),
     net                                                              3,819      1,076,047        --         --         2,635
   Contract maintenance charges                                          (8)      (149,116)       --         --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --             87        --         --            --
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from contract transactions       (392,922)      (222,207)       --         --      (365,666)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets                                  (212,359)       552,659        --         --       (94,548)
Net assets at beginning of period                                 4,302,528     18,921,733        --         --     3,476,611
                                                                 ----------    -----------  --------    -------    ----------
Net assets at end of period                                      $4,090,169    $19,474,392  $     --    $    --    $3,382,063
                                                                 ==========    ===========  ========    =======    ==========
Beginning units                                                     100,472        418,731        --         --        73,382
Units issued                                                          1,844         38,563        --         --         1,834
Units redeemed                                                      (10,692)       (43,218)       --         --        (9,397)
                                                                 ----------    -----------  --------    -------    ----------
Ending units                                                         91,624        414,076        --         --        65,819
                                                                 ==========    ===========  ========    =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SAST SA
                                                                                  Global     SAST SA      SAST SA      SAST SA
                                                                    SAST SA       Index    Global Index Global Index   Goldman
                                                                Franklin Small  Allocation  Allocation   Allocation  Sachs Global
                                                                    Company       60/40       75/25        90/10         Bond
                                                                Value Portfolio Portfolio   Portfolio    Portfolio    Portfolio
                                                                    Class 3      Class 3     Class 3      Class 3      Class 1
                                                                --------------- ---------- ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $    264,103    $ 14,606   $   29,215   $   27,354  $   308,452
   Mortality and expense risk and administrative charges             (361,104)     (1,095)      (2,171)      (1,152)     (77,131)
                                                                 ------------    --------   ----------   ----------  -----------
   Net investment income (loss)                                       (97,001)     13,511       27,044       26,202      231,321
   Net realized gain (loss)                                         1,662,986        (202)         (92)         (95)    (258,969)
   Capital gain distribution from mutual funds                      5,035,246         184          503          164           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (11,603,923)    (39,810)    (103,970)     (84,847)    (279,107)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from operations                  (5,002,692)    (26,317)     (76,515)     (58,576)    (306,755)
                                                                 ------------    --------   ----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                             978,273     546,950    1,092,959    1,037,414           --
   Payments for contract benefits or terminations                  (3,014,682)       (387)        (554)        (970)  (1,012,989)
   Transfers between sub-accounts (including fixed account),
     net                                                            1,092,219      15,273       76,001       92,142      110,473
   Contract maintenance charges                                      (249,274)       (541)        (135)         (78)          --
   Adjustments to net assets allocated to contracts in payout
     period                                                                73          --           --           --           --
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from contract transactions       (1,193,391)    561,295    1,168,271    1,128,508     (902,516)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets                                  (6,196,083)    534,978    1,091,756    1,069,932   (1,209,271)
Net assets at beginning of period                                  38,487,496          --           --           --    8,833,626
                                                                 ------------    --------   ----------   ----------  -----------
Net assets at end of period                                      $ 32,291,413    $534,978   $1,091,756   $1,069,932  $ 7,624,355
                                                                 ============    ========   ==========   ==========  ===========
Beginning units                                                     2,030,127          --           --           --      470,036
Units issued                                                          212,975      57,474      119,175      119,448       76,693
Units redeemed                                                       (263,995)       (265)         (80)        (150)    (127,186)
                                                                 ------------    --------   ----------   ----------  -----------
Ending units                                                        1,979,107      57,209      119,095      119,298      419,543
                                                                 ============    ========   ==========   ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    146,677    $     --   $       --   $       --  $   257,930
   Mortality and expense risk and administrative charges             (352,509)         --           --           --      (80,523)
                                                                 ------------    --------   ----------   ----------  -----------
   Net investment income (loss)                                      (205,832)         --           --           --      177,407
   Net realized gain (loss)                                         1,549,428          --           --           --     (105,929)
   Capital gain distribution from mutual funds                      4,597,956          --           --           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (2,865,540)         --           --           --      418,563
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from operations                   3,076,012          --           --           --      490,041
                                                                 ------------    --------   ----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                             655,881          --           --           --        4,335
   Payments for contract benefits or terminations                  (2,374,930)         --           --           --     (856,857)
   Transfers between sub-accounts (including fixed account),
     net                                                              857,958          --           --           --      581,837
   Contract maintenance charges                                      (247,545)         --           --           --           --
   Adjustments to net assets allocated to contracts in payout
     period                                                              (891)         --           --           --           --
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from contract transactions       (1,109,527)         --           --           --     (270,685)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets                                   1,966,485          --           --           --      219,356
Net assets at beginning of period                                  36,521,011          --           --           --    8,614,270
                                                                 ------------    --------   ----------   ----------  -----------
Net assets at end of period                                      $ 38,487,496    $     --   $       --   $       --  $ 8,833,626
                                                                 ============    ========   ==========   ==========  ===========
Beginning units                                                     2,088,384          --           --           --      483,246
Units issued                                                          163,167          --           --           --       43,333
Units redeemed                                                       (221,424)         --           --           --      (56,543)
                                                                 ------------    --------   ----------   ----------  -----------
Ending units                                                        2,030,127          --           --           --      470,036
                                                                 ============    ========   ==========   ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SAST SA
                                                                                 Goldman
                                                                     SAST SA      Sachs    SAST SA     SAST SA     SAST SA
                                                                     Goldman     Multi-     Index       Index       Index
                                                                   Sachs Global   Asset   Allocation  Allocation  Allocation
                                                                       Bond     Insights    60/40       80/20       90/10
                                                                    Portfolio   Portfolio Portfolio   Portfolio   Portfolio
                                                                     Class 3     Class 3   Class 3     Class 3     Class 3
                                                                   ------------ --------- ----------  ----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $ 2,107,663   $   163  $   41,353  $   55,807  $   65,437
   Mortality and expense risk and administrative charges              (548,495)      (14)     (2,056)     (2,427)     (3,962)
                                                                   -----------   -------  ----------  ----------  ----------
   Net investment income (loss)                                      1,559,168       149      39,297      53,380      61,475
   Net realized gain (loss)                                           (935,477)      (10)       (181)     (1,766)       (661)
   Capital gain distribution from mutual funds                              --        --       8,593      12,865      14,760
   Change in unrealized appreciation (depreciation) of
     investments                                                    (2,684,873)   (1,383)   (110,348)   (195,906)   (282,393)
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   (2,061,182)   (1,244)    (62,639)   (131,427)   (206,819)
                                                                   -----------   -------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            1,061,020    20,509   1,203,449   1,850,810   2,417,948
   Payments for contract benefits or terminations                   (4,814,085)       (1)       (561)     (3,902)     (8,231)
   Transfers between sub-accounts (including fixed account), net      (672,861)     (121)    340,186     146,584      93,247
   Contract maintenance charges                                       (466,182)       --        (652)     (1,399)     (2,867)
   Adjustments to net assets allocated to contracts in payout
     period                                                                361        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions        (4,891,747)   20,387   1,542,422   1,992,093   2,500,097
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets                                   (6,952,929)   19,143   1,479,783   1,860,666   2,293,278
Net assets at beginning of period                                   58,012,068        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Net assets at end of period                                        $51,059,139   $19,143  $1,479,783  $1,860,666  $2,293,278
                                                                   ===========   =======  ==========  ==========  ==========
Beginning units                                                      3,325,906        --          --          --          --
Units issued                                                           393,487     2,101     155,541     202,315     250,179
Units redeemed                                                        (679,401)      (13)       (423)     (2,819)     (1,102)
                                                                   -----------   -------  ----------  ----------  ----------
Ending units                                                         3,039,992     2,088     155,118     199,496     249,077
                                                                   ===========   =======  ==========  ==========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $ 1,581,723   $    --  $       --  $       --  $       --
   Mortality and expense risk and administrative charges              (533,603)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
   Net investment income (loss)                                      1,048,120        --          --          --          --
   Net realized gain (loss)                                           (298,343)       --          --          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     2,191,374        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                    2,941,151        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            1,383,428        --          --          --          --
   Payments for contract benefits or terminations                   (3,457,243)       --          --          --          --
   Transfers between sub-accounts (including fixed account), net     4,377,793        --          --          --          --
   Contract maintenance charges                                       (448,592)       --          --          --          --
   Adjustments to net assets allocated to contracts in payout
     period                                                               (511)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions         1,854,875        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets                                    4,796,026        --          --          --          --
Net assets at beginning of period                                   53,216,042        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Net assets at end of period                                        $58,012,068   $    --  $       --  $       --  $       --
                                                                   ===========   =======  ==========  ==========  ==========
Beginning units                                                      3,218,689        --          --          --          --
Units issued                                                           386,434        --          --          --          --
Units redeemed                                                        (279,217)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Ending units                                                         3,325,906        --          --          --          --
                                                                   ===========   =======  ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         SAST SA       SAST SA                    SAST SA
                                                           SAST SA       Invesco       Invesco       SAST SA       Janus
                                                        International    Growth        Growth      Invesco VCP    Focused
                                                            Index     Opportunities Opportunities Equity-Income   Growth
                                                          Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                           Class 3       Class 1       Class 3       Class 3      Class 3
                                                        ------------- ------------- ------------- ------------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                               $   776     $       --    $        --  $  2,878,499  $        --
   Mortality and expense risk and administrative
     charges                                                   (76)       (15,219)      (195,992)   (1,077,666)    (292,067)
                                                           -------     ----------    -----------  ------------  -----------
   Net investment income (loss)                                700        (15,219)      (195,992)    1,800,833     (292,067)
   Net realized gain (loss)                                    (10)        13,982        547,753       303,716      944,725
   Capital gain distribution from mutual funds                  56        180,366      2,099,206     3,077,783    2,074,492
   Change in unrealized appreciation (depreciation) of
     investments                                            (3,799)      (249,004)    (3,108,106)  (17,906,789)  (2,332,135)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from operations           (3,053)       (69,875)      (657,139)  (12,724,457)     395,015
                                                           -------     ----------    -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   19,333             --        493,567     6,022,458      219,993
   Payments for contract benefits or terminations               --       (245,769)    (1,769,471)   (2,791,245)  (1,911,726)
   Transfers between sub-accounts (including fixed
     account), net                                          23,187          1,185     (1,135,811)    8,537,272   (1,800,065)
   Contract maintenance charges                                (17)            --       (154,863)   (1,655,939)    (234,951)
   Adjustments to net assets allocated to contracts in
     payout period                                              --             --             --            --           72
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                              42,503       (244,584)    (2,566,578)   10,112,546   (3,726,677)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets                           39,450       (314,459)    (3,223,717)   (2,611,911)  (3,331,662)
Net assets at beginning of period                               --      1,782,263     20,537,566   106,003,303   28,777,042
                                                           -------     ----------    -----------  ------------  -----------
Net assets at end of period                                $39,450     $1,467,804    $17,313,849  $103,391,392  $25,445,380
                                                           =======     ==========    ===========  ============  ===========
Beginning units                                                 --        142,301      1,690,655     7,803,130    1,455,660
Units issued                                                 4,663          7,641        183,646     1,139,979       74,293
Units redeemed                                                  (5)       (25,812)      (359,238)     (388,496)    (242,527)
                                                           -------     ----------    -----------  ------------  -----------
Ending units                                                 4,658        124,130      1,515,063     8,554,613    1,287,426
                                                           =======     ==========    ===========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                               $    --     $       --    $        --  $    808,345  $        --
   Mortality and expense risk and administrative
     charges                                                    --        (14,696)      (190,217)     (783,084)    (282,867)
                                                           -------     ----------    -----------  ------------  -----------
   Net investment income (loss)                                 --        (14,696)      (190,217)       25,261     (282,867)
   Net realized gain (loss)                                     --         46,063        636,649       132,733      517,170
   Capital gain distribution from mutual funds                  --         56,346        711,676            --    2,186,287
   Change in unrealized appreciation (depreciation) of
     investments                                                --        276,817      2,997,968     7,017,476    4,554,631
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from operations               --        364,530      4,156,076     7,175,470    6,975,221
                                                           -------     ----------    -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                       --          1,058        523,427    25,965,086      131,577
   Payments for contract benefits or terminations               --       (136,276)    (1,523,353)   (2,191,680)  (1,570,012)
   Transfers between sub-accounts (including fixed
     account), net                                              --       (114,821)    (1,234,825)   34,866,157   (2,392,330)
   Contract maintenance charges                                 --             --       (154,950)   (1,180,121)    (231,556)
   Adjustments to net assets allocated to contracts in
     payout period                                              --             --             --            --          (37)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                                  --       (250,039)    (2,389,701)   57,459,442   (4,062,358)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets                               --        114,491      1,766,375    64,634,912    2,912,863
Net assets at beginning of period                               --      1,667,772     18,771,191    41,368,391   25,864,179
                                                           -------     ----------    -----------  ------------  -----------
Net assets at end of period                                $    --     $1,782,263    $20,537,566  $106,003,303  $28,777,042
                                                           =======     ==========    ===========  ============  ===========
Beginning units                                                 --        164,807      1,906,280     3,317,555    1,681,095
Units issued                                                    --          5,997         78,206     4,817,178       25,045
Units redeemed                                                  --        (28,503)      (293,831)     (331,603)    (250,480)
                                                           -------     ----------    -----------  ------------  -----------
Ending units                                                    --        142,301      1,690,655     7,803,130    1,455,660
                                                           =======     ==========    ===========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA      SAST SA      SAST SA      SAST SA
                                                               JPMorgan     JPMorgan     JPMorgan     JPMorgan     JPMorgan
                                                              Diversified  Diversified   Emerging     Emerging      Equity-
                                                               Balanced     Balanced      Markets      Markets      Income
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 1      Class 3      Class 1      Class 3      Class 1
                                                              -----------  -----------  -----------  -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   238,812  $   420,860  $    97,250  $   418,172  $   368,150
   Mortality and expense risk and administrative charges         (182,172)    (305,835)     (49,621)    (209,135)    (209,083)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    56,640      115,025       47,629      209,037      159,067
   Net realized gain (loss)                                       571,080      349,697       53,643      402,970    1,066,136
   Capital gain distribution from mutual funds                    944,905    1,923,338           --           --    1,079,114
   Change in unrealized appreciation (depreciation) of
     investments                                               (2,931,765)  (5,160,213)  (1,120,152)  (5,133,853)  (3,224,164)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations              (1,359,140)  (2,772,153)  (1,018,880)  (4,521,846)    (919,847)
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          15,680    3,096,919       42,950    1,209,993       10,278
   Payments for contract benefits or terminations              (1,584,572)  (2,804,059)    (559,465)  (1,451,145)  (2,397,091)
   Transfers between sub-accounts (including fixed
     account), net                                                150,522    1,661,311      181,972    1,950,053       88,286
   Contract maintenance charges                                       (17)    (207,537)          (9)    (146,784)        (267)
   Adjustments to net assets allocated to contracts in
     payout period                                                    233          604           30          876          432
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,418,154)   1,747,238     (334,522)   1,562,993   (2,298,362)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (2,777,294)  (1,024,915)  (1,353,402)  (2,958,853)  (3,218,209)
Net assets at beginning of period                              16,819,998   30,388,445    5,198,433   21,644,199   19,129,786
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $14,042,704  $29,363,530  $ 3,845,031  $18,685,346  $15,911,577
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   677,756    1,754,183      194,726      750,240      464,151
Units issued                                                       63,150      322,695       11,609      181,027       11,456
Units redeemed                                                   (115,586)    (216,143)     (27,418)    (116,615)     (68,010)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      625,320    1,860,735      178,917      814,652      407,597
                                                              ===========  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   266,225  $   404,250  $    91,140  $   350,312  $   392,688
   Mortality and expense risk and administrative charges         (187,808)    (279,406)     (48,442)    (205,696)    (210,657)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    78,417      124,844       42,698      144,616      182,031
   Net realized gain (loss)                                       512,693      528,072       37,265      615,840      745,719
   Capital gain distribution from mutual funds                    801,326    1,403,194           --           --      921,606
   Change in unrealized appreciation (depreciation) of
     investments                                                  686,952    1,463,986    1,446,650    6,098,871    1,050,892
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               2,079,388    3,520,096    1,526,613    6,859,327    2,900,248
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           2,583    2,523,875        3,022      717,402        1,722
   Payments for contract benefits or terminations              (1,808,242)  (3,228,431)    (296,681)  (1,288,547)  (1,539,223)
   Transfers between sub-accounts (including fixed
     account), net                                                 23,817      686,081      218,081   (2,441,323)    (340,222)
   Contract maintenance charges                                       (16)    (197,970)          (8)    (149,350)        (266)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1,429         (114)          27         (306)         458
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,780,429)    (216,559)     (75,559)  (3,162,124)  (1,877,531)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                 298,959    3,303,537    1,451,054    3,697,203    1,022,717
Net assets at beginning of period                              16,521,039   27,084,908    3,747,379   17,946,996   18,107,069
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $16,819,998  $30,388,445  $ 5,198,433  $21,644,199  $19,129,786
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   750,157    1,765,471      198,551      873,205      512,898
Units issued                                                       17,619      254,398       15,746       59,039        1,721
Units redeemed                                                    (90,020)    (265,686)     (19,571)    (182,004)     (50,468)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      677,756    1,754,183      194,726      750,240      464,151
                                                              ===========  ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         SAST SA      SAST SA      SAST SA
                                                            SAST SA     JPMorgan     JPMorgan     JPMorgan       SAST SA
                                                           JPMorgan      Global       Global      MFS Core       JPMorgan
                                                         Equity-Income  Equities     Equities       Bond         MFS Core
                                                           Portfolio    Portfolio    Portfolio    Portfolio   Bond Portfolio
                                                            Class 3      Class 1      Class 3      Class 1       Class 3
                                                         ------------- -----------  -----------  -----------  --------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  1,621,343  $    79,727  $    88,646  $   406,990   $  5,047,727
   Mortality and expense risk and administrative
     charges                                                 (908,470)     (49,064)     (56,763)    (146,196)    (2,221,625)
                                                         ------------  -----------  -----------  -----------   ------------
   Net investment income (loss)                               712,873       30,663       31,883      260,794      2,826,102
   Net realized gain (loss)                                 2,233,796      196,720      204,353       18,082     (1,083,774)
   Capital gain distribution from mutual funds              5,417,114      594,924      770,670           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                          (13,085,565)  (1,342,100)  (1,702,603)    (520,337)    (5,643,821)
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations          (4,721,782)    (519,793)    (695,697)    (241,461)    (3,901,493)
                                                         ------------  -----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                   2,525,320       42,104      699,307           28      5,876,451
   Payments for contract benefits or terminations          (6,945,555)    (447,225)    (331,055)  (1,860,947)   (17,366,754)
   Transfers between sub-accounts (including fixed
     account), net                                           (195,633)     (19,054)     142,172    1,257,537     (6,758,474)
   Contract maintenance charges                              (742,636)          --      (21,427)          --     (2,104,465)
   Adjustments to net assets allocated to contracts in
     payout period                                                119          (15)         220           --            223
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                             (5,358,385)    (424,190)     489,217     (603,382)   (20,353,019)
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets                         (10,080,167)    (943,983)    (206,480)    (844,843)   (24,254,512)
Net assets at beginning of period                          90,448,498    4,721,488    5,341,576   16,770,050    231,599,866
                                                         ------------  -----------  -----------  -----------   ------------
Net assets at end of period                              $ 80,368,331  $ 3,777,505  $ 5,135,096  $15,925,207   $207,345,354
                                                         ============  ===========  ===========  ===========   ============
Beginning units                                             4,483,491      202,871      337,904      752,707     11,047,809
Units issued                                                  295,676        4,557       74,800       98,378      1,076,297
Units redeemed                                               (552,355)     (23,550)     (42,371)    (123,671)    (2,057,788)
                                                         ------------  -----------  -----------  -----------   ------------
Ending units                                                4,226,812      183,878      370,333      727,414     10,066,318
                                                         ============  ===========  ===========  ===========   ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  1,667,518  $    81,618  $    78,924  $   385,425   $  4,850,165
   Mortality and expense risk and administrative
     charges                                                 (864,345)     (47,862)     (48,639)    (143,591)    (2,141,345)
                                                         ------------  -----------  -----------  -----------   ------------
   Net investment income (loss)                               803,173       33,756       30,285      241,834      2,708,820
   Net realized gain (loss)                                 1,856,607      167,799      166,137       66,802        213,646
   Capital gain distribution from mutual funds              4,381,569           --           --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                            6,496,204      716,255      793,085      174,469      2,823,230
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations          13,537,553      917,810      989,507      483,105      5,745,696
                                                         ------------  -----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                   1,553,634           --      314,552          893      5,385,372
   Payments for contract benefits or terminations          (5,084,299)    (449,856)    (225,709)  (1,584,020)   (13,219,358)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,355,734)     140,058      (28,441)   1,768,142     23,168,819
   Contract maintenance charges                              (718,367)          --      (19,268)          --     (2,004,005)
   Adjustments to net assets allocated to contracts in
     payout period                                                 11            9         (181)          --            718
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                             (5,604,755)    (309,789)      40,953      185,015     13,331,546
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets                           7,932,798      608,021    1,030,460      668,120     19,077,242
Net assets at beginning of period                          82,515,700    4,113,467    4,311,116   16,101,930    212,522,624
                                                         ------------  -----------  -----------  -----------   ------------
Net assets at end of period                              $ 90,448,498  $ 4,721,488  $ 5,341,576  $16,770,050   $231,599,866
                                                         ============  ===========  ===========  ===========   ============
Beginning units                                             4,774,865      214,206      334,785      744,345     10,408,117
Units issued                                                  186,969       11,683       39,468      104,275      1,486,553
Units redeemed                                               (478,343)     (23,018)     (36,349)     (95,913)      (846,861)
                                                         ------------  -----------  -----------  -----------   ------------
Ending units                                                4,483,491      202,871      337,904      752,707     11,047,809
                                                         ============  ===========  ===========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              SAST SA
                                                                     SAST SA      SAST SA      Large
                                                                    JPMorgan     JPMorgan       Cap      SAST SA     SAST SA
                                                                     Mid-Cap      Mid-Cap     Growth    Large Cap   Large Cap
                                                                     Growth       Growth       Index      Index       Index
                                                                    Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
                                                                     Class 1      Class 3     Class 3    Class 1     Class 3
                                                                   -----------  -----------  --------- -----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $        --  $        --   $    43  $   326,508  $  1,295
   Mortality and expense risk and administrative charges               (53,751)    (336,052)      (13)    (133,554)      (95)
                                                                   -----------  -----------   -------  -----------  --------
   Net investment income (loss)                                        (53,751)    (336,052)       30      192,954     1,200
   Net realized gain (loss)                                             52,764    1,537,405        (1)     623,647       (19)
   Capital gain distribution from mutual funds                         726,869    4,151,711        18      288,619     1,047
   Change in unrealized appreciation (depreciation) of
     investments                                                      (993,069)  (7,203,821)     (710)  (1,683,660)   (8,375)
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from operations                     (267,187)  (1,850,757)     (663)    (578,440)   (6,147)
                                                                   -----------  -----------   -------  -----------  --------
From contract transactions:
   Payments received from contract owners                                5,815    3,386,327    22,126           --   115,456
   Payments for contract benefits or terminations                     (569,007)  (2,585,635)       --   (1,091,870)     (995)
   Transfers between sub-accounts (including fixed account), net      (177,008)     462,993        (6)       9,778       570
   Contract maintenance charges                                             --     (245,344)       --           --        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                116         (191)       --          241        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from contract transactions          (740,084)   1,018,150    22,120   (1,081,851)  115,031
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets                                   (1,007,271)    (832,607)   21,457   (1,660,291)  108,884
Net assets at beginning of period                                    5,876,800   31,443,066        --   10,785,393        --
                                                                   -----------  -----------   -------  -----------  --------
Net assets at end of period                                        $ 4,869,529  $30,610,459   $21,457  $ 9,125,102  $108,884
                                                                   ===========  ===========   =======  ===========  ========
Beginning units                                                        266,583    1,488,779        --      521,147        --
Units issued                                                            16,983      290,324     2,237        2,062    11,580
Units redeemed                                                         (48,951)    (233,110)       --      (54,456)     (100)
                                                                   -----------  -----------   -------  -----------  --------
Ending units                                                           234,615    1,545,993     2,237      468,753    11,480
                                                                   ===========  ===========   =======  ===========  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $        --  $        --   $    --  $   156,975  $     --
   Mortality and expense risk and administrative charges               (44,600)    (293,344)       --     (127,710)       --
                                                                   -----------  -----------   -------  -----------  --------
   Net investment income (loss)                                        (44,600)    (293,344)       --       29,265        --
   Net realized gain (loss)                                            709,566    1,537,719        --      459,711        --
   Capital gain distribution from mutual funds                         302,714    1,719,442        --      115,263        --
   Change in unrealized appreciation (depreciation) of
     investments                                                       292,316    4,186,609        --    1,255,092        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from operations                    1,259,996    7,150,426        --    1,859,331        --
                                                                   -----------  -----------   -------  -----------  --------
From contract transactions:
   Payments received from contract owners                                  817    1,993,950        --           --        --
   Payments for contract benefits or terminations                     (302,369)  (1,963,364)       --     (779,054)       --
   Transfers between sub-accounts (including fixed account), net       289,587   (1,796,874)       --      (34,324)       --
   Contract maintenance charges                                             --     (233,361)       --           --        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 83           63        --          213        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from contract transactions           (11,882)  (1,999,586)       --     (813,165)       --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets                                    1,248,114    5,150,840        --    1,046,166        --
Net assets at beginning of period                                    4,628,686   26,292,226        --    9,739,227        --
                                                                   -----------  -----------   -------  -----------  --------
Net assets at end of period                                        $ 5,876,800  $31,443,066   $    --  $10,785,393  $     --
                                                                   ===========  ===========   =======  ===========  ========
Beginning units                                                        269,634    1,591,975        --      564,057        --
Units issued                                                            99,806      163,870        --        1,891        --
Units redeemed                                                        (102,857)    (267,066)       --      (44,801)       --
                                                                   -----------  -----------   -------  -----------  --------
Ending units                                                           266,583    1,488,779        --      521,147        --
                                                                   ===========  ===========   =======  ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA
                                                                  Large     SAST SA                                    SAST SA
                                                                   Cap     Legg Mason   SAST SA Legg      SAST SA     MFS Blue
                                                                  Value     BW Large      Mason BW      Legg Mason      Chip
                                                                  Index    Cap Value      Large Cap      Tactical      Growth
                                                                Portfolio  Portfolio   Value Portfolio Opportunities  Portfolio
                                                                 Class 3    Class 1        Class 3        Class 3      Class 1
                                                                --------- -----------  --------------- ------------- ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   162  $   760,169   $  1,556,224      $   723    $    5,994
   Mortality and expense risk and administrative charges             (17)    (432,974)    (1,031,936)         (81)      (13,678)
                                                                 -------  -----------   ------------      -------    ----------
   Net investment income (loss)                                      145      327,195        524,288          642        (7,684)
   Net realized gain (loss)                                           --     (214,515)      (874,954)         (53)       78,092
   Capital gain distribution from mutual funds                        19    3,673,097      8,920,782           46       111,334
   Change in unrealized appreciation (depreciation) of
     investments                                                    (905)  (7,895,987)   (18,636,013)      (4,655)     (266,481)
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from operations                   (741)  (4,110,210)   (10,065,897)      (4,020)      (84,739)
                                                                 -------  -----------   ------------      -------    ----------
From contract transactions:
   Payments received from contract owners                         24,364       36,711        856,464       57,509           854
   Payments for contract benefits or terminations                     --   (4,830,551)    (9,525,750)          (1)      (52,346)
   Transfers between sub-accounts (including fixed account),
     net                                                              42      514,311      2,383,468         (416)      (67,313)
   Contract maintenance charges                                       --          (26)      (678,698)          --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                           --        4,072          7,444           --            --
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from contract transactions      24,406   (4,275,483)    (6,957,072)      57,092      (118,805)
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets                                 23,665   (8,385,693)   (17,022,969)      53,072      (203,544)
Net assets at beginning of period                                     --   47,686,503    114,067,951           --     1,520,847
                                                                 -------  -----------   ------------      -------    ----------
Net assets at end of period                                      $23,665  $39,300,810   $ 97,044,982      $53,072    $1,317,303
                                                                 =======  ===========   ============      =======    ==========
Beginning units                                                       --    1,416,445      3,952,048           --       115,132
Units issued                                                       2,544       44,404        270,131        5,686         5,881
Units redeemed                                                        --     (182,548)      (494,311)         (45)      (14,832)
                                                                 -------  -----------   ------------      -------    ----------
Ending units                                                       2,544    1,278,301      3,727,868        5,641       106,181
                                                                 =======  ===========   ============      =======    ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    --  $   819,699   $  1,728,489      $    --    $    9,896
   Mortality and expense risk and administrative charges              --     (438,262)    (1,026,799)          --       (11,240)
                                                                 -------  -----------   ------------      -------    ----------
   Net investment income (loss)                                       --      381,437        701,690           --        (1,344)
   Net realized gain (loss)                                           --     (618,858)    (1,444,281)          --        31,401
   Capital gain distribution from mutual funds                        --    1,598,119      3,900,731           --        30,262
   Change in unrealized appreciation (depreciation) of
     investments                                                      --    6,894,869     16,324,279           --       235,580
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from operations                     --    8,255,567     19,482,419           --       295,899
                                                                 -------  -----------   ------------      -------    ----------
From contract transactions:
   Payments received from contract owners                             --      129,839        666,722           --         9,525
   Payments for contract benefits or terminations                     --   (5,487,124)    (8,293,218)          --       (28,142)
   Transfers between sub-accounts (including fixed account),
     net                                                              --   (1,610,681)    (4,165,503)          --       209,360
   Contract maintenance charges                                       --          (40)      (675,453)          --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                           --       (3,231)        (5,568)          --            --
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from contract transactions          --   (6,971,237)   (12,473,020)          --       190,743
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets                                     --    1,284,330      7,009,399           --       486,642
Net assets at beginning of period                                     --   46,402,173    107,058,552           --     1,034,205
                                                                 -------  -----------   ------------      -------    ----------
Net assets at end of period                                      $    --  $47,686,503   $114,067,951      $    --    $1,520,847
                                                                 =======  ===========   ============      =======    ==========
Beginning units                                                       --    1,644,819      4,418,142           --        98,166
Units issued                                                          --       13,624         68,249           --        25,456
Units redeemed                                                        --     (241,998)      (534,343)          --        (8,490)
                                                                 -------  -----------   ------------      -------    ----------
Ending units                                                          --    1,416,445      3,952,048           --       115,132
                                                                 =======  ===========   ============      =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                     SAST SA
                                                                       MFS                                     SAST SA
                                                       SAST SA    Massachusetts   SAST SA MFS     SAST SA        MFS
                                                      MFS Blue      Investors    Massachusetts  MFS Telecom    Telecom
                                                     Chip Growth      Trust     Investors Trust   Utility      Utility
                                                      Portfolio     Portfolio      Portfolio     Portfolio    Portfolio
                                                       Class 3       Class 1        Class 3       Class 1      Class 3
                                                     -----------  ------------- --------------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                         $    37,649   $    32,883   $    675,168   $    78,025  $   115,658
   Mortality and expense risk and administrative
     charges                                            (272,985)      (36,455)    (1,284,789)      (15,287)     (21,838)
                                                     -----------   -----------   ------------   -----------  -----------
   Net investment income (loss)                         (235,336)       (3,572)      (609,621)       62,738       93,820
   Net realized gain (loss)                              714,415       434,886      6,029,069        51,909     (269,415)
   Capital gain distribution from mutual funds         1,922,670       356,342     10,987,892       211,159      346,667
   Change in unrealized appreciation (depreciation)
     of investments                                   (3,980,744)   (1,015,725)   (23,806,626)     (279,984)    (100,574)
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from operations     (1,578,995)     (228,069)    (7,399,286)       45,822       70,498
                                                     -----------   -----------   ------------   -----------  -----------
From contract transactions:
   Payments received from contract owners              2,242,617        20,697      1,886,471            --       29,578
   Payments for contract benefits or terminations     (1,227,091)     (529,231)    (8,622,151)     (150,071)    (103,813)
   Transfers between sub-accounts (including fixed
     account), net                                       909,637       (35,719)    (1,316,661)   (1,603,379)  (2,748,173)
   Contract maintenance charges                         (114,104)           --     (1,133,901)           --       (8,751)
   Adjustments to net assets allocated to contracts
     in payout period                                          1           258            824           112           --
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                         1,811,060      (543,995)    (9,185,418)   (1,753,338)  (2,831,159)
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets                        232,065      (772,064)   (16,584,704)   (1,707,516)  (2,760,661)
Net assets at beginning of period                     23,817,663     4,339,390    130,019,182     1,707,516    2,760,661
                                                     -----------   -----------   ------------   -----------  -----------
Net assets at end of period                          $24,049,728   $ 3,567,326   $113,434,478   $        --  $        --
                                                     ===========   ===========   ============   ===========  ===========
Beginning units                                        1,904,395       179,720      5,650,390        67,524      143,676
Units issued                                             377,888        14,598        287,528         4,243        5,542
Units redeemed                                          (226,957)      (36,859)      (655,882)      (71,767)    (149,218)
                                                     -----------   -----------   ------------   -----------  -----------
Ending units                                           2,055,326       157,459      5,282,036            --           --
                                                     ===========   ===========   ============   ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             104,897   $    44,111   $  1,016,700   $    46,312  $    63,266
   Mortality and expense risk and administrative
     charges                                         $  (232,068)      (37,295)    (1,253,722)      (19,796)     (26,033)
                                                     -----------   -----------   ------------   -----------  -----------
   Net investment income (loss)                         (127,171)        6,816       (237,022)       26,516       37,233
   Net realized gain (loss)                              553,613       306,772      6,724,445        57,729       54,488
   Capital gain distribution from mutual funds           472,927       109,278      3,260,943        17,022       25,670
   Change in unrealized appreciation (depreciation)
     of investments                                    3,996,955       439,434     15,089,197       119,191      206,948
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from operations      4,896,324       862,300     24,837,563       220,458      324,339
                                                     -----------   -----------   ------------   -----------  -----------
From contract transactions:
   Payments received from contract owners              1,590,763         3,297      1,392,490            --      134,198
   Payments for contract benefits or terminations       (916,656)     (453,146)    (7,106,945)     (133,994)    (111,965)
   Transfers between sub-accounts (including fixed
     account), net                                      (750,060)      (54,437)    (6,731,006)      (42,185)      11,208
   Contract maintenance charges                         (102,276)           --     (1,118,477)           --      (10,973)
   Adjustments to net assets allocated to contracts
     in payout period                                          2           193           (405)          144            1
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                          (178,227)     (504,093)   (13,564,343)     (176,035)      22,469
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets                      4,718,097       358,207     11,273,220        44,423      346,808
Net assets at beginning of period                     19,099,566     3,981,183    118,745,962     1,663,093    2,413,853
                                                     -----------   -----------   ------------   -----------  -----------
Net assets at end of period                          $23,817,663   $ 4,339,390   $130,019,182   $ 1,707,516  $ 2,760,661
                                                     ===========   ===========   ============   ===========  ===========
Beginning units                                        1,914,718       201,812      6,287,272        75,142      142,486
Units issued                                             214,499         9,156        134,508         1,539       16,018
Units redeemed                                          (224,822)      (31,248)      (771,390)       (9,157)     (14,828)
                                                     -----------   -----------   ------------   -----------  -----------
Ending units                                           1,904,395       179,720      5,650,390        67,524      143,676
                                                     ===========   ===========   ============   ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       SAST SA       SAST SA
                                                                                                       Morgan        Morgan
                                                                                           SAST SA     Stanley       Stanley
                                                              SAST SA MFS   SAST SA MFS    Mid Cap  International International
                                                              Total Return  Total Return    Index     Equities      Equities
                                                               Portfolio     Portfolio    Portfolio   Portfolio     Portfolio
                                                                Class 1       Class 3      Class 3     Class 1       Class 3
                                                              ------------  ------------  --------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  1,145,361  $  2,304,864  $  1,458   $   43,739    $   204,942
   Mortality and expense risk and administrative charges          (487,590)   (1,131,279)     (572)     (35,864)      (206,216)
                                                              ------------  ------------  --------   ----------    -----------
   Net investment income (loss)                                    657,771     1,173,585       886        7,875         (1,274)
   Net realized gain (loss)                                      1,510,194     2,836,478       (91)      88,415        240,941
   Capital gain distribution from mutual funds                   3,041,505     6,953,065     5,955       81,541        490,916
   Change in unrealized appreciation (depreciation) of
     investments                                                (8,780,027)  (19,427,189)  (43,165)    (714,662)    (3,947,092)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from operations               (3,570,557)   (8,464,061)  (36,415)    (536,831)    (3,216,509)
                                                              ------------  ------------  --------   ----------    -----------
From contract transactions:
   Payments received from contract owners                           10,491     4,762,888   173,403       10,551        447,052
   Payments for contract benefits or terminations               (6,061,703)  (11,393,846)       --     (347,183)    (1,297,669)
   Transfers between sub-accounts (including fixed
     account), net                                                (456,467)     (189,294)   85,434      (12,903)     1,448,218
   Contract maintenance charges                                         --      (604,355)     (166)          (2)      (165,356)
   Adjustments to net assets allocated to contracts in
     payout period                                                     904         8,567        --         (342)            44
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from contract transactions    (6,506,775)   (7,416,040)  258,671     (349,879)       432,289
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets                              (10,077,332)  (15,880,101)  222,256     (886,710)    (2,784,220)
Net assets at beginning of period                               59,191,633   128,821,236        --    3,880,685     21,556,904
                                                              ------------  ------------  --------   ----------    -----------
Net assets at end of period                                   $ 49,114,301  $112,941,135  $222,256   $2,993,975    $18,772,684
                                                              ============  ============  ========   ==========    ===========
Beginning units                                                  2,157,071     4,850,693        --      295,734      1,896,235
Units issued                                                        49,768       335,160    25,095        9,449        223,808
Units redeemed                                                    (290,224)     (615,320)      (18)     (36,725)      (176,502)
                                                              ------------  ------------  --------   ----------    -----------
Ending units                                                     1,916,615     4,570,533    25,077      268,458      1,943,541
                                                              ============  ============  ========   ==========    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  1,453,654  $  2,856,762  $     --   $   43,974    $   198,336
   Mortality and expense risk and administrative charges          (517,179)   (1,131,274)       --      (36,065)      (204,062)
                                                              ------------  ------------  --------   ----------    -----------
   Net investment income (loss)                                    936,475     1,725,488        --        7,909         (5,726)
   Net realized gain (loss)                                      1,810,002     2,976,444        --       69,249        224,266
   Capital gain distribution from mutual funds                   3,149,974     6,844,529        --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                   431,154     1,494,436        --      687,193      4,080,475
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from operations                6,327,605    13,040,897        --      764,351      4,299,015
                                                              ------------  ------------  --------   ----------    -----------
From contract transactions:
   Payments received from contract owners                          298,479     3,007,501        --          309        313,596
   Payments for contract benefits or terminations               (6,643,891)  (10,884,317)       --     (302,489)    (1,151,806)
   Transfers between sub-accounts (including fixed
     account), net                                                (427,150)      473,404        --      156,708       (701,967)
   Contract maintenance charges                                         --      (608,477)       --           (2)      (164,904)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (7,501)       (6,760)       --           44            (11)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from contract transactions    (6,780,063)   (8,018,649)       --     (145,430)    (1,705,092)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets                                 (452,458)    5,022,248        --      618,921      2,593,923
Net assets at beginning of period                               59,644,091   123,798,988        --    3,261,764     18,962,981
                                                              ------------  ------------  --------   ----------    -----------
Net assets at end of period                                   $ 59,191,633  $128,821,236  $     --   $3,880,685    $21,556,904
                                                              ============  ============  ========   ==========    ===========
Beginning units                                                  2,418,021     5,168,527        --      305,548      2,059,504
Units issued                                                        63,774       251,386        --       25,201         98,562
Units redeemed                                                    (324,724)     (569,220)       --      (35,015)      (261,831)
                                                              ------------  ------------  --------   ----------    -----------
Ending units                                                     2,157,071     4,850,693        --      295,734      1,896,235
                                                              ============  ============  ========   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                     SAST SA
                                                                SAST SA      SAST SA      SAST SA      SAST SA       Putnam
                                                              Oppenheimer  Oppenheimer   PineBridge   PineBridge  International
                                                              Main Street  Main Street   High-Yield   High-Yield   Growth and
                                                               Large Cap    Large Cap       Bond         Bond        Income
                                                               Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                                Class 1      Class 3      Class 1      Class 3       Class 1
                                                              -----------  -----------  -----------  -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $    80,160  $   331,602  $   579,759  $ 3,179,619   $   185,059
   Mortality and expense risk and administrative charges          (69,927)    (397,940)     (83,837)    (467,123)      (61,528)
                                                              -----------  -----------  -----------  -----------   -----------
   Net investment income (loss)                                    10,233      (66,338)     495,922    2,712,496       123,531
   Net realized gain (loss)                                       531,723    1,334,909      149,162      (72,190)      115,501
   Capital gain distribution from mutual funds                    429,860    2,315,083           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,572,646)  (6,878,313)  (1,043,031)  (5,026,829)   (1,402,877)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from operations                (600,830)  (3,294,659)    (397,947)  (2,386,523)   (1,163,845)
                                                              -----------  -----------  -----------  -----------   -----------
From contract transactions:
   Payments received from contract owners                           3,992      581,890          342      230,981         3,461
   Payments for contract benefits or terminations                (731,818)  (2,159,904)  (1,309,798)  (3,799,712)     (625,778)
   Transfers between sub-accounts (including fixed
     account), net                                               (101,642)     896,649      (92,398)    (687,029)      (21,132)
   Contract maintenance charges                                        --     (323,015)          --     (323,604)          (35)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (1)          53           --          554        10,463
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract transactions     (829,469)  (1,004,327)  (1,401,854)  (4,578,810)     (633,021)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets                              (1,430,299)  (4,298,986)  (1,799,801)  (6,965,333)   (1,796,866)
Net assets at beginning of period                               7,726,983   39,450,282    9,529,366   51,076,110     6,839,281
                                                              -----------  -----------  -----------  -----------   -----------
Net assets at end of period                                   $ 6,296,684  $35,151,296  $ 7,729,565  $44,110,777   $ 5,042,415
                                                              ===========  ===========  ===========  ===========   ===========
Beginning units                                                   271,347    1,565,591      359,813    2,103,994       414,702
Units issued                                                        5,175      133,439       13,571       57,457        15,318
Units redeemed                                                    (33,268)    (164,799)     (67,250)    (248,587)      (54,927)
                                                              -----------  -----------  -----------  -----------   -----------
Ending units                                                      243,254    1,534,231      306,134    1,912,864       375,093
                                                              ===========  ===========  ===========  ===========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    78,393  $   310,747  $   872,990  $ 4,344,498   $    98,928
   Mortality and expense risk and administrative charges          (73,327)    (383,961)     (92,130)    (468,793)      (64,127)
                                                              -----------  -----------  -----------  -----------   -----------
   Net investment income (loss)                                     5,066      (73,214)     780,860    3,875,705        34,801
   Net realized gain (loss)                                       647,312    1,018,012      238,233      308,131        82,343
   Capital gain distribution from mutual funds                    181,470      913,287           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  307,489    3,542,873     (196,640)    (171,863)    1,233,556
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from operations               1,141,337    5,400,958      822,453    4,011,973     1,350,700
                                                              -----------  -----------  -----------  -----------   -----------
From contract transactions:
   Payments received from contract owners                           3,448      497,713          459      707,562           120
   Payments for contract benefits or terminations                (894,242)  (2,014,447)  (1,238,332)  (3,755,867)     (702,374)
   Transfers between sub-accounts (including fixed
     account), net                                               (199,419)     (69,892)     119,990    1,833,522       136,428
   Contract maintenance charges                                        --     (314,321)          --     (321,567)          (36)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,804)         (27)          --         (641)       (3,141)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract transactions   (1,092,017)  (1,900,974)  (1,117,883)  (1,536,991)     (569,003)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets                                  49,320    3,499,984     (295,430)   2,474,982       781,697
Net assets at beginning of period                               7,677,663   35,950,298    9,824,796   48,601,128     6,057,584
                                                              -----------  -----------  -----------  -----------   -----------
Net assets at end of period                                   $ 7,726,983  $39,450,282  $ 9,529,366  $51,076,110   $ 6,839,281
                                                              ===========  ===========  ===========  ===========   ===========
Beginning units                                                   314,086    1,645,874      402,378    2,169,537       452,340
Units issued                                                        5,858       63,597       36,324      139,423        31,832
Units redeemed                                                    (48,597)    (143,880)     (78,889)    (204,966)      (69,470)
                                                              -----------  -----------  -----------  -----------   -----------
Ending units                                                      271,347    1,565,591      359,813    2,103,994       414,702
                                                              ===========  ===========  ===========  ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA              SAST SA T.
                                                                 Putnam               Rowe Price
                                                              International  SAST SA    Asset      SAST SA T.      SAST SA
                                                               Growth and   Small Cap Allocation   Rowe Price     Templeton
                                                                 Income       Index     Growth    VCP Balanced  Foreign Value
                                                                Portfolio   Portfolio Portfolio    Portfolio      Portfolio
                                                                 Class 3     Class 3   Class 3      Class 3        Class 3
                                                              ------------- --------- ----------  ------------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $   420,352  $  1,240  $   25,838  $  3,249,651  $  4,385,619
   Mortality and expense risk and administrative charges          (136,857)     (677)     (5,603)   (1,261,258)   (1,012,252)
                                                               -----------  --------  ----------  ------------  ------------
   Net investment income (loss)                                    283,495       563      20,235     1,988,393     3,373,367
   Net realized gain (loss)                                        883,422      (826)       (457)      619,118     2,123,646
   Capital gain distribution from mutual funds                          --     9,411      12,281     8,944,417     2,184,416
   Change in unrealized appreciation (depreciation) of
     investments                                                (4,080,607)  (61,005)   (239,482)  (22,390,705)  (25,893,127)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from operations               (2,913,690)  (51,857)   (207,423)  (10,838,777)  (18,211,698)
                                                               -----------  --------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          275,221   251,045   4,049,004     8,527,908       608,245
   Payments for contract benefits or terminations               (1,642,738)       --      (7,383)   (2,968,258)   (7,757,184)
   Transfers between sub-accounts (including fixed
     account), net                                                 116,469    99,523     109,687     7,064,139     7,485,078
   Contract maintenance charges                                    (85,241)     (198)     (2,162)   (1,916,426)     (893,580)
   Adjustments to net assets allocated to contracts in
     payout period                                                   7,953        --          --            --            84
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (1,328,336)  350,370   4,149,146    10,707,363      (557,357)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets                               (4,242,026)  298,513   3,941,723      (131,414)  (18,769,055)
Net assets at beginning of period                               17,121,613        --          --   122,592,758   108,853,284
                                                               -----------  --------  ----------  ------------  ------------
Net assets at end of period                                    $12,879,587  $298,513  $3,941,723  $122,461,344  $ 90,084,229
                                                               ===========  ========  ==========  ============  ============
Beginning units                                                  1,123,139        --          --     9,800,465     8,526,275
Units issued                                                       112,880    35,031     422,614     1,563,638       882,812
Units redeemed                                                    (197,997)     (719)     (1,650)     (722,809)     (885,765)
                                                               -----------  --------  ----------  ------------  ------------
Ending units                                                     1,038,022    34,312     420,964    10,641,294     8,523,322
                                                               ===========  ========  ==========  ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   208,109  $     --  $       --  $     32,725  $  2,601,824
   Mortality and expense risk and administrative charges          (146,931)       --          --      (901,067)   (1,036,883)
                                                               -----------  --------  ----------  ------------  ------------
   Net investment income (loss)                                     61,178        --          --      (868,342)    1,564,941
   Net realized gain (loss)                                        810,700        --          --       352,193     2,760,822
   Capital gain distribution from mutual funds                          --        --          --       367,705            --
   Change in unrealized appreciation (depreciation) of
     investments                                                 2,598,901        --          --    14,695,750    15,148,008
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from operations                3,470,779        --          --    14,547,306    19,473,771
                                                               -----------  --------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          237,280        --          --    30,192,084       848,403
   Payments for contract benefits or terminations               (1,596,669)       --          --    (2,358,584)   (7,064,943)
   Transfers between sub-accounts (including fixed
     account), net                                                (772,311)       --          --    35,061,649    (4,346,056)
   Contract maintenance charges                                    (94,807)       --          --    (1,346,550)     (907,528)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (4,303)       --          --            --           633
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (2,230,810)       --          --    61,548,599   (11,469,491)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets                                1,239,969        --          --    76,095,905     8,004,280
Net assets at beginning of period                               15,881,644        --          --    46,496,853   100,849,004
                                                               -----------  --------  ----------  ------------  ------------
Net assets at end of period                                    $17,121,613  $     --  $       --  $122,592,758  $108,853,284
                                                               ===========  ========  ==========  ============  ============
Beginning units                                                  1,281,682        --          --     4,377,584     9,498,675
Units issued                                                        46,323        --          --     6,042,631       221,007
Units redeemed                                                    (204,866)       --          --      (619,750)   (1,193,407)
                                                               -----------  --------  ----------  ------------  ------------
Ending units                                                     1,123,139        --          --     9,800,465     8,526,275
                                                               ===========  ========  ==========  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             SAST SA     SAST SA       SAST SA      SAST SA
                                                                             WellsCap    WellsCap     WellsCap     WellsCap
                                                            SAST SA VCP     Aggressive  Aggressive   Fundamental  Fundamental
                                                              Dynamic         Growth      Growth       Growth       Growth
                                                            Allocation      Portfolio   Portfolio     Portfolio    Portfolio
                                                         Portfolio Class 3   Class 1     Class 3       Class 1      Class 3
                                                         ----------------- -----------  ----------  ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                              $   73,603,908   $        --  $       --  $         --  $        --
   Mortality and expense risk and administrative
     charges                                                 (19,911,244)      (59,630)    (21,496)      (92,016)     (34,096)
                                                          --------------   -----------  ----------  ------------  -----------
   Net investment income (loss)                               53,692,664       (59,630)    (21,496)      (92,016)     (34,096)
   Net realized gain (loss)                                   18,769,356       365,213      92,682    (1,798,566)    (749,033)
   Capital gain distribution from mutual funds               221,039,716       677,088     295,050     5,190,201    2,273,721
   Change in unrealized appreciation (depreciation) of
     investments                                            (447,978,605)   (1,286,850)   (514,655)   (2,095,922)    (962,081)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations           (154,476,869)     (304,179)   (148,419)    1,203,697      528,511
                                                          --------------   -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     20,309,475         7,840     129,638        49,731       81,364
   Payments for contract benefits or terminations            (72,263,143)     (658,417)   (213,845)     (822,177)    (398,270)
   Transfers between sub-accounts (including fixed
     account), net                                             8,367,991       (23,216)    153,622   (10,351,954)  (4,767,604)
   Contract maintenance charges                              (28,667,852)         (248)     (9,053)         (190)     (16,050)
   Adjustments to net assets allocated to contracts in
     payout period                                                11,236           104          --        (1,087)         804
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                               (72,242,293)     (673,937)     60,362   (11,125,677)  (5,099,756)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets                           (226,719,162)     (978,116)    (88,057)   (9,921,980)  (4,571,245)
Net assets at beginning of period                          2,062,931,943     5,123,110   1,922,993     9,921,980    4,571,245
                                                          --------------   -----------  ----------  ------------  -----------
Net assets at end of period                               $1,836,212,781   $ 4,144,994  $1,834,936  $         --  $        --
                                                          ==============   ===========  ==========  ============  ===========
Beginning units                                              141,113,472       206,946     113,188       421,879      309,245
Units issued                                                   3,050,533         2,950      20,876         6,393       24,940
Units redeemed                                                (8,031,025)      (26,403)    (16,792)     (428,272)    (334,185)
                                                          --------------   -----------  ----------  ------------  -----------
Ending units                                                 136,132,980       183,493     117,272            --           --
                                                          ==============   ===========  ==========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $   21,449,111   $        --  $       --  $     24,360  $       960
   Mortality and expense risk and administrative
     charges                                                 (18,631,684)      (55,985)    (18,380)      (98,862)     (38,328)
                                                          --------------   -----------  ----------  ------------  -----------
   Net investment income (loss)                                2,817,427       (55,985)    (18,380)      (74,502)     (37,368)
   Net realized gain (loss)                                   14,558,656       280,017     121,521       150,810      305,040
   Capital gain distribution from mutual funds                40,723,258            --          --       468,781      223,783
   Change in unrealized appreciation (depreciation) of
     investments                                             269,995,359       961,602     331,514     2,072,818      720,992
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations            328,094,700     1,185,634     434,655     2,617,907    1,212,447
                                                          --------------   -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     76,553,294         1,058     790,370         2,872      284,470
   Payments for contract benefits or terminations            (61,349,552)     (445,542)   (101,005)     (653,857)    (437,718)
   Transfers between sub-accounts (including fixed
     account), net                                           (15,216,452)       27,398    (660,190)       10,540     (132,517)
   Contract maintenance charges                              (26,719,688)         (226)     (8,293)         (171)     (22,635)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            81          --            14         (612)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                               (26,732,398)     (417,231)     20,882      (640,602)    (309,012)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets                            301,362,302       768,403     455,537     1,977,305      903,435
Net assets at beginning of period                          1,761,569,641     4,354,707   1,467,456     7,944,675    3,667,810
                                                          --------------   -----------  ----------  ------------  -----------
Net assets at end of period                               $2,062,931,943   $ 5,123,110  $1,922,993  $  9,921,980  $ 4,571,245
                                                          ==============   ===========  ==========  ============  ===========
Beginning units                                              143,133,132       229,437     110,199       449,127      332,160
Units issued                                                   9,454,237         6,687      55,919        13,650       45,139
Units redeemed                                               (11,473,897)      (29,178)    (52,930)      (40,898)     (68,054)
                                                          --------------   -----------  ----------  ------------  -----------
Ending units                                                 141,113,472       206,946     113,188       421,879      309,245
                                                          ==============   ===========  ==========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Annuity Account Seven (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 Polaris II A-Class                     Polaris Platinum O-Series
 Polaris II A-Class Platinum Series     Polaris Plus
 Polaris II Asset Manager

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2018 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

   American Funds Ins Series
     (American Funds IS)
   American Funds IS Asset Allocation  American Funds IS Global Small
     Fund Class 2                        Capitalization Fund Class 4
   American Funds IS Asset Allocation  American Funds IS Growth Fund Class 2
     Fund Class 4
   American Funds IS Bond Fund Class 4 American Funds IS Growth Fund Class 4
   American Funds IS Capital Income    American Funds IS Growth-Income Fund
     Builder Class 4                     Class 2
   American Funds IS Global Bond Fund  American Funds IS Growth-Income Fund
     Class 4                             Class 4
   American Funds IS Global Growth     American Funds IS International Fund
     Fund Class 2                        Class 4
   American Funds IS Global Growth
     Fund Class 4

   Anchor Series Trust (AST)/(a)/
   AST SA BlackRock Multi-Asset        AST SA Wellington Government and
     Income Portfolio Class 3/(f)/       Quality Bond Portfolio Class 3
   AST SA PGI Asset Allocation         AST SA Wellington Growth Portfolio
     Portfolio Class 1/(b)/              Class 1/(c)/
   AST SA PGI Asset Allocation         AST SA Wellington Growth Portfolio
     Portfolio Class 3/(b)/              Class 3/(c)/
   AST SA Wellington Capital           AST SA Wellington Natural Resources
     Appreciation Portfolio Class 1      Portfolio Class 3/(d)/
   AST SA Wellington Capital           AST SA Wellington Strategic
     Appreciation Portfolio Class 3      Multi-Asset Portfolio Class 3/(o)/
   AST SA Wellington Government and
     Quality Bond Portfolio Class 1

   Franklin Templeton Variable
     Insurance Products Trust (FTVIP)
   FTVIP Franklin Founding Funds       FTVIP Franklin Rising Dividends VIP
     Allocation VIP Fund Class 2         Fund Class 2
   FTVIP Franklin Income VIP Fund      FTVIP Franklin Strategic Income VIP
     Class 2                             Fund Class 2
   FTVIP Franklin Mutual Global        FTVIP Templeton Global Bond VIP Fund
     Discovery VIP Fund Class 2          Class 2

   Goldman Sachs Variable Insurance
     Trust (Goldman Sachs VIT)
   Goldman Sachs VIT Government Money
     Market Fund Service Class

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Invesco Variable Insurance Funds (Invesco V.I.)
   Invesco V.I. American Franchise     Invesco V.I. Equity and Income Fund
     Fund Series II                      Series II
   Invesco V.I. American Value Fund    Invesco V.I. Growth and Income Fund
     Series II                           Series II
   Invesco V.I. Comstock Fund Series
     II
   Lord Abbett Series Fund, Inc. (Lord Abbett)
   Lord Abbett Bond Debenture          Lord Abbett Mid Cap Stock Portfolio
     Portfolio Class VC                  Class VC
   Lord Abbett Developing Growth       Lord Abbett Total Return Portfolio
     Portfolio Class VC                  Class VC
   Lord Abbett Growth and Income
     Portfolio Class VC
   Seasons Series Trust (SST)/(a)/
   SST SA Allocation Balanced          SST SA Allocation Moderate Portfolio
     Portfolio Class 3                   Class 3
   SST SA Allocation Growth Portfolio  SST SA Putnam Asset Allocation
     Class 3                             Diversified Growth Portfolio
                                         Class 3/(p)/
   SST SA Allocation Moderate Growth   SST SA Wellington Real Return
     Portfolio Class 3                   Portfolio Class 3
   SunAmerica Series Trust (SAST)/(a)/
   SAST SA AB Growth Portfolio Class 1 SAST SA JPMorgan Global Equities
                                         Portfolio Class 1
   SAST SA AB Growth Portfolio Class 3 SAST SA JPMorgan Global Equities
                                         Portfolio Class 3
   SAST SA AB Small & Mid Cap Value    SAST SA JPMorgan MFS Core Bond
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Boston Company Capital      SAST SA JPMorgan MFS Core Bond
     Growth Portfolio Class 1/(e)/       Portfolio Class 3
   SAST SA Boston Company Capital      SAST SA JPMorgan Mid-Cap Growth
     Growth Portfolio Class 3/(e)/       Portfolio Class 1
   SAST SA Columbia Technology         SAST SA JPMorgan Mid-Cap Growth
     Portfolio Class 1                   Portfolio Class 3
   SAST SA Columbia Technology         SAST SA Large Cap Growth Index
     Portfolio Class 3                   Portfolio Class 3/(n)/
   SAST SA DFA Ultra Short Bond        SAST SA Large Cap Index Portfolio
     Portfolio Class 1                   Class 1/(j)/
   SAST SA DFA Ultra Short Bond        SAST SA Large Cap Index Portfolio
     Portfolio Class 3                   Class 3/(j)/
   SAST SA Dogs of Wall Street         SAST SA Large Cap Value Index
     Portfolio Class 1                   Portfolio Class 3/(n)/
   SAST SA Dogs of Wall Street         SAST SA Legg Mason BW Large Cap Value
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Emerging Markets Equity     SAST SA Legg Mason BW Large Cap Value
     Index Portfolio Class 3/(n)/        Portfolio Class 3
   SAST SA Federated Corporate Bond    SAST SA Legg Mason Tactical
     Portfolio Class 1                   Opportunities Class 3
   SAST SA Federated Corporate Bond    SAST SA MFS Blue Chip Growth
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Fidelity Institutional
     AM(R) Real Estate Portfolio       SAST SA MFS Blue Chip Growth
     Class 1/(g)/                        Portfolio Class 3
   SAST SA Fidelity Institutional
     AM(R) Real Estate Portfolio       SAST SA MFS Massachusetts Investors
     Class 3/(g)/                        Trust Portfolio Class 1
   SAST SA Fixed Income Index          SAST SA MFS Massachusetts Investors
     Portfolio Class 3                   Trust Portfolio Class 3
   SAST SA Fixed Income Intermediate   SAST SA MFS Telecom Utility Portfolio
     Index Portfolio Class 3             Class 1/(k)/
   SAST SA Franklin Small Company      SAST SA MFS Telecom Utility Portfolio
     Value Portfolio Class 1             Class 3/(k)/
   SAST SA Franklin Small Company      SAST SA MFS Total Return Portfolio
     Value Portfolio Class 3             Class 1
   SAST SA Global Index Allocation     SAST SA MFS Total Return Portfolio
     60/40 Portfolio Class 3/(n)/        Class 3
   SAST SA Global Index Allocation     SAST SA Mid Cap Index Portfolio
     75/25 Portfolio Class 3/(n)/        Class 3
   SAST SA Global Index Allocation     SAST SA Morgan Stanley International
     90/10 Portfolio Class 3/(n)/        Equities Portfolio Class 1
   SAST SA Goldman Sachs Global Bond   SAST SA Morgan Stanley International
     Portfolio Class 1                   Equities Portfolio Class 3/(f)/
   SAST SA Goldman Sachs Global Bond   SAST SA Oppenheimer Main Street Large
     Portfolio Class 3                   Cap Portfolio Class 1
   SAST SA Goldman Sachs Multi-Asset   SAST SA Oppenheimer Main Street Large
     Insights Portfolio Class 3          Cap Portfolio Class 3
   SAST SA Index Allocation 60/40      SAST SA PineBridge High-Yield Bond
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Index Allocation 80/20      SAST SA PineBridge High-Yield Bond
     Portfolio Class 3                   Portfolio Class 3
   SAST SA Index Allocation 90/10      SAST SA Putnam International Growth
     Portfolio Class 3                   and Income Portfolio Class 1
   SAST SA International Index         SAST SA Putnam International Growth
     Portfolio Class 3                   and Income Portfolio Class 3
   SAST SA Invesco Growth              SAST SA Small Cap Index Portfolio
     Opportunities Portfolio Class 1     Class 3
   SAST SA Invesco Growth              SAST SA T. Rowe Price Asset
     Opportunities Portfolio Class 3     Allocation Growth Portfolio Class 3
   SAST SA Invesco VCP Equity-Income   SAST SA T. Rowe Price VCP Balanced
     Portfolio Class 3/(h)/              Portfolio Class 3
   SAST SA Janus Focused Growth        SAST SA Templeton Foreign Value
     Portfolio Class 3                   Portfolio Class 3/(l) /
   SAST SA JPMorgan Diversified        SAST SA VCP Dynamic Allocation
     Balanced Portfolio Class 1/(i)/     Portfolio Class 3
   SAST SA JPMorgan Diversified        SAST SA WellsCap Aggressive Growth
     Balanced Portfolio Class 3/(i)/     Portfolio Class 1
   SAST SA JPMorgan Emerging Markets   SAST SA WellsCap Aggressive Growth
     Portfolio Class 1                   Portfolio Class 3
   SAST SA JPMorgan Emerging Markets   SAST SA WellsCap Fundamental Growth
     Portfolio Class 3                   Portfolio Class 1/(m)/
   SAST SA JPMorgan Equity-Income      SAST SA WellsCap Fundamental Growth
     Portfolio Class 1                   Portfolio Class 3/(f)(m)/
   SAST SA JPMorgan Equity-Income
     Portfolio Class 3

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) Formerly AST SA Edge Asset Allocation Portfolio.
(c) The AST SA Wellington Growth Portfolio, in operation for the period
    January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(d) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(e) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(f) Fund had no activity for the year.
(g) Formerly SAST SA Pyramis Real Estate Portfolio.
(h) Formerly SAST Invesco VCP Value Portfolio
(i) Formerly SAST SA JPMorgan Balanced Portfolio.
(j) Formerly SAST Equity Index Portfolio.
(k) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(l) Formerly SAST SA Franklin Foreign Value Portfolio.
(m) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(n) For the period May 1, 2018 (commencement of operations) to December 31,
    2018.
(o) Formerly AST SA Wellington Multi-Asset Income Portfolio.
(p) Formerly SST SA Asset Allocation Diversified Growth Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2018 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2018, and respective hierarchy levels.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                               Separate Account Annual Charges*
 Polaris II A-Class                     0.85% or 1.10%
 Polaris II A-Class Platinum Series     0.85% or 1.10%
 Polaris II Asset Manager               0.85% or 1.10%
 Polaris Platinum O-Series              0.95% or 1.20%
 Polaris Plus                           0.85% or 1.25%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $35 to $50 for certain contracts. No contract maintenance charge is assessed under the Polaris II A-Class, Polaris II Asset Manager and Polaris Plus contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 6 percent for Polaris Platinum O-Series and Polaris Plus and 0.50 percent for Polaris II A-Class Platinum Series is assessed on amount withdrawn in excess of free withdrawal amount. There are no withdrawal charges under the Polaris II A-Class and Polaris II Asset Manager contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sales Charge: For certain products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The sales charge is paid to the Company and included as part of the payments received from contract owners line of the Statements of Operations and Changes in Net Assets.

The sales charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class and the Polaris II A-Class Platinum Series contracts.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5.00 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The fee for Income Protector Program is 0.15 percent or 0.30 percent and is offered under the Polaris Plus contract.

MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

   .   MarketLock

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

   .   MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  -------------------------------------
MarketLock                             Polaris II A-Class Platinum Series     0.50% to 0.75%
MarketLock for Life Plus               Polaris II A-Class Platinum Series     0.70% to 0.75% for one covered person
                                                                              0.95% to 1.00% for two covered person
MarketLock Income Plus                 Polaris II A-Class Platinum Series     0.85% to 1.10% for one covered person
                                                                              1.10% to 1.35% for two covered person

SunAmerica Income Plus, Polaris Income Builder and Polaris Income Builder Daily
Fee: This optional feature provides a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and is deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The SunAmerica Income Plus annual fee ranges from 0.60 percent to 2.20 percent for one covered person and from 0.60 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

Polaris Income Builder annual fee ranges from 1.10 percent to 2.20 percent for one covered person and from 1.35 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

The Polaris Income Builder Daily annual fee ranges from 1.30 percent to
2.50 percent for one covered person and from 1.45 percent to 2.50 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                       Cost of   Proceeds from
Sub-accounts                                                          Purchases      Sales
------------                                                         ----------- -------------
American Funds IS Asset Allocation Fund Class 2                      $31,101,778  $40,859,227
American Funds IS Asset Allocation Fund Class 4                       28,675,758    1,393,040
American Funds IS Bond Fund Class 4                                    4,947,476    1,543,829
American Funds IS Capital Income Builder Class 4                       6,041,882      934,546
American Funds IS Global Bond Fund Class 4                             2,392,989      769,875
American Funds IS Global Growth Fund Class 2                          30,847,800   40,961,363
American Funds IS Global Growth Fund Class 4                           5,813,053    1,013,675
American Funds IS Global Small Capitalization Fund Class 4             3,287,069      487,453
American Funds IS Growth Fund Class 2                                 30,757,099   40,229,414
American Funds IS Growth Fund Class 4                                 13,721,242    2,021,990
American Funds IS Growth-Income Fund Class 2                          37,470,291   58,249,454
American Funds IS Growth-Income Fund Class 4                          16,442,923    3,556,936
American Funds IS International Fund Class 4                           5,158,573      647,506
AST SA PGI Asset Allocation Portfolio Class 1                            695,422    1,506,471
AST SA PGI Asset Allocation Portfolio Class 3                          2,172,583    1,540,244
AST SA Wellington Capital Appreciation Portfolio Class 1               9,588,889   10,518,253
AST SA Wellington Capital Appreciation Portfolio Class 3              31,438,562   29,481,128
AST SA Wellington Government and Quality Bond Portfolio Class 1        1,488,067    5,092,634
AST SA Wellington Government and Quality Bond Portfolio Class 3       12,623,159   33,976,914
AST SA Wellington Growth Portfolio Class 1                            10,909,857   26,775,434
AST SA Wellington Growth Portfolio Class 3                             5,072,401   10,212,809
AST SA Wellington Natural Resources Portfolio Class 3                    370,519    5,838,629
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                350,793        2,722
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2              3,577,000    2,864,366
FTVIP Franklin Income VIP Fund Class 2                                 6,134,538    5,382,068
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                3,363,576      452,153
FTVIP Franklin Rising Dividends VIP Fund Class 2                       4,722,079      601,532
FTVIP Franklin Strategic Income VIP Fund Class 2                         763,844      151,105
FTVIP Templeton Global Bond VIP Fund Class 2                           1,016,181      356,817
Goldman Sachs VIT Government Money Market Fund Service Class           7,669,738    6,206,329
Invesco V.I. American Franchise Fund Series II                         1,445,401      988,938
Invesco V.I. American Value Fund Series II                             1,459,742      310,479
Invesco V.I. Comstock Fund Series II                                  42,772,293   33,653,329
Invesco V.I. Equity and Income Fund Series II                          4,148,901      278,315
Invesco V.I. Growth and Income Fund Series II                         43,229,897   33,628,295
Lord Abbett Bond Debenture Portfolio Class VC                          5,518,783    1,045,470
Lord Abbett Developing Growth Portfolio Class VC                         794,325      104,298
Lord Abbett Growth and Income Portfolio Class VC                       9,572,144   13,754,054
Lord Abbett Mid Cap Stock Portfolio Class VC                           4,981,793    7,578,975
Lord Abbett Total Return Portfolio Class VC                            3,839,982    1,237,453
SST SA Allocation Balanced Portfolio Class 3                             604,731          411
SST SA Allocation Growth Portfolio Class 3                             1,089,818          320
SST SA Allocation Moderate Growth Portfolio Class 3                      613,324          421
SST SA Allocation Moderate Portfolio Class 3                             353,197           74
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3      715,796          702
SST SA Wellington Real Return Portfolio Class 3                        7,038,627   14,832,447
SAST SA AB Growth Portfolio Class 1                                   38,146,462    3,930,661
SAST SA AB Growth Portfolio Class 3                                   29,752,931    2,628,140
SAST SA AB Small & Mid Cap Value Portfolio Class 3                    15,769,420    6,919,604
SAST SA Boston Company Capital Growth Portfolio Class 1                  320,924      945,229
SAST SA Boston Company Capital Growth Portfolio Class 3                3,798,411    9,923,227

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                      Cost of   Proceeds from
Sub-accounts                                                         Purchases      Sales
------------                                                        ----------- -------------
SAST SA Columbia Technology Portfolio Class 1                       $   127,647  $   125,400
SAST SA Columbia Technology Portfolio Class 3                         1,282,000      513,624
SAST SA DFA Ultra Short Bond Portfolio Class 1                        3,038,269    3,704,593
SAST SA DFA Ultra Short Bond Portfolio Class 3                        8,417,355    7,999,883
SAST SA Dogs of Wall Street Portfolio Class 1                         1,193,301      756,445
SAST SA Dogs of Wall Street Portfolio Class 3                         8,270,354    6,318,152
SAST SA Emerging Markets Equity Index Portfolio Class 3                  77,885        2,775
SAST SA Federated Corporate Bond Portfolio Class 1                    2,820,523    5,845,693
SAST SA Federated Corporate Bond Portfolio Class 3                   17,553,465   31,504,430
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1      349,005      567,946
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3    2,867,825    3,707,535
SAST SA Fixed Income Index Portfolio Class 3                            207,630        2,915
SAST SA Fixed Income Intermediate Index Portfolio Class 3                75,824        3,408
SAST SA Franklin Small Company Value Portfolio Class 1                  481,017      522,671
SAST SA Franklin Small Company Value Portfolio Class 3                8,335,421    4,590,567
SAST SA Global Index Allocation 60/40 Portfolio Class 3                 577,738        2,748
SAST SA Global Index Allocation 75/25 Portfolio Class 3               1,197,927        2,110
SAST SA Global Index Allocation 90/10 Portfolio Class 3               1,156,586        1,713
SAST SA Goldman Sachs Global Bond Portfolio Class 1                   1,642,909    2,314,103
SAST SA Goldman Sachs Global Bond Portfolio Class 3                   7,698,070   11,030,650
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3             20,672          136
SAST SA Index Allocation 60/40 Portfolio Class 3                      1,592,387        2,075
SAST SA Index Allocation 80/20 Portfolio Class 3                      2,086,286       27,947
SAST SA Index Allocation 90/10 Portfolio Class 3                      2,580,271        4,087
SAST SA International Index Portfolio Class 3                            43,345           85
SAST SA Invesco Growth Opportunities Portfolio Class 1                  272,019      351,458
SAST SA Invesco Growth Opportunities Portfolio Class 3                4,068,643    4,732,006
SAST SA Invesco VCP Equity-Income Portfolio Class 3                  17,324,990    2,333,828
SAST SA Janus Focused Growth Portfolio Class 3                        3,279,942    5,224,194
SAST SA JPMorgan Diversified Balanced Portfolio Class 1               2,259,248    2,675,855
SAST SA JPMorgan Diversified Balanced Portfolio Class 3               7,304,793    3,519,192
SAST SA JPMorgan Emerging Markets Portfolio Class 1                     375,008      661,900
SAST SA JPMorgan Emerging Markets Portfolio Class 3                   4,482,481    2,710,452
SAST SA JPMorgan Equity-Income Portfolio Class 1                      1,655,198    2,715,381
SAST SA JPMorgan Equity-Income Portfolio Class 3                     10,956,355   10,184,753
SAST SA JPMorgan Global Equities Portfolio Class 1                      760,794      559,397
SAST SA JPMorgan Global Equities Portfolio Class 3                    1,970,252      678,501
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                      2,179,525    2,522,113
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                     19,454,015   36,980,933
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                     1,067,422    1,134,389
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                     9,184,433    4,350,624
SAST SA Large Cap Growth Index Portfolio Class 3                         22,181           13
SAST SA Large Cap Index Portfolio Class 1                               619,719    1,219,996
SAST SA Large Cap Index Portfolio Class 3                               118,349        1,072
SAST SA Large Cap Value Index Portfolio Class 3                          24,587           17
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1               6,189,672    6,464,862
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3              16,728,240   14,240,242
SAST SA Legg Mason Tactical Opportunities Class 3                        58,273          494
SAST SA MFS Blue Chip Growth Portfolio Class 1                          200,226      215,380
SAST SA MFS Blue Chip Growth Portfolio Class 3                        6,006,190    2,507,795
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1             735,996      927,222
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3          16,206,321   15,013,468
SAST SA MFS Telecom Utility Portfolio Class 1                           364,269    1,843,710
SAST SA MFS Telecom Utility Portfolio Class 3                           535,202    2,925,936

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                    Cost of    Proceeds from
Sub-accounts                                                       Purchases       Sales
------------                                                      ------------ -------------
SAST SA MFS Total Return Portfolio Class 1                        $  4,905,316 $  7,712,816
SAST SA MFS Total Return Portfolio Class 3                          15,483,813   14,773,202
SAST SA Mid Cap Index Portfolio Class 3                                266,156          644
SAST SA Morgan Stanley International Equities Portfolio Class 1        207,951      468,414
SAST SA Morgan Stanley International Equities Portfolio Class 3      2,772,958    1,851,027
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1            617,391    1,006,768
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3          5,450,043    4,205,625
SAST SA PineBridge High-Yield Bond Portfolio Class 1                   881,054    1,786,987
SAST SA PineBridge High-Yield Bond Portfolio Class 3                 3,904,254    5,770,568
SAST SA Putnam International Growth and Income Portfolio Class 1       379,639      889,129
SAST SA Putnam International Growth and Income Portfolio Class 3     1,778,849    2,823,690
SAST SA Small Cap Index Portfolio Class 3                              363,204        2,860
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3      4,190,093        8,431
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                25,732,573    4,092,399
SAST SA Templeton Foreign Value Portfolio Class 3                   15,309,194   10,308,768
SAST SA VCP Dynamic Allocation Portfolio Class 3                   305,681,551  103,191,463
SAST SA WellsCap Aggressive Growth Portfolio Class 1                   735,550      792,030
SAST SA WellsCap Aggressive Growth Portfolio Class 3                   653,346      319,429
SAST SA WellsCap Fundamental Growth Portfolio Class 1                5,291,663   11,319,155
SAST SA WellsCap Fundamental Growth Portfolio Class 3                2,571,368    5,431,416

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2018, follows:

                                               December 31, 2018                      For the Year Ended December 31, 2018
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      10,668,380 28.20      29.56     313,819,502        1.68        0.85   1.20    -5.75   -5.42
American Funds IS Asset Allocation
  Fund Class 4                       3,494,437 11.44      11.55      40,196,348        1.86        0.95   1.20    -5.97   -5.74
American Funds IS Bond Fund Class 4  1,276,147  9.97      10.07      12,780,250        2.58        0.95   1.20    -2.07   -1.83
American Funds IS Capital Income
  Builder Class 4                    1,684,960  9.80       9.89      16,567,381        2.86        0.95   1.20    -8.36   -8.13
American Funds IS Global Bond Fund
  Class 4                              354,902  9.87       9.96       3,513,984        2.69        0.95   1.20    -2.79   -2.54
American Funds IS Global Growth
  Fund Class 2                       6,260,107 41.14      43.14     267,836,015        0.68        0.85   1.20   -10.13   -9.82
American Funds IS Global Growth
  Fund Class 4                       1,249,468 11.05      11.15      13,856,860        0.59        0.95   1.20   -10.33  -10.10
American Funds IS Global Small
  Capitalization Fund Class 4          409,961 10.14      10.24       4,174,164        0.02        0.95   1.20   -11.88  -11.65
American Funds IS Growth Fund
  Class 2                            4,906,679 44.45      46.60     226,735,625        0.45        0.85   1.20    -1.44   -1.10
American Funds IS Growth Fund
  Class 4                            2,141,115 13.21      13.33      28,376,503        0.30        0.95   1.20    -1.70   -1.45
American Funds IS Growth-Income
  Fund Class 2                       9,659,877 35.73      37.50     359,548,435        1.45        0.85   1.20    -2.96   -2.62
American Funds IS Growth-Income
  Fund Class 4                       3,481,329 12.31      12.42      43,011,140        1.45        0.95   1.20    -3.23   -2.97
American Funds IS International
  Fund Class 4                         709,285  9.87       9.96       7,019,140        2.06        0.95   1.20   -14.45  -14.23
AST SA PGI Asset Allocation
  Portfolio Class 1                    245,618 24.51      43.73       7,411,620        2.56        0.85   1.25    -5.74   -5.36
AST SA PGI Asset Allocation
  Portfolio Class 3                    651,666 22.56      23.75      15,322,864        2.42        0.85   1.20    -5.91   -5.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,286,016 42.91     128.99      63,749,065        0.00        0.85   1.25    -1.99   -1.60
AST SA Wellington Capital
  Appreciation Portfolio Class 3     3,953,800 39.36      41.58     162,286,170        0.00        0.85   1.20    -2.18   -1.83
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,328,410 18.11      22.40      24,881,829        2.03        0.85   1.25    -1.19   -0.79
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    10,239,784 16.65      17.55     176,786,183        1.88        0.85   1.20    -1.40   -1.06
AST SA Wellington Growth Portfolio
  Class 1                                   -- 25.23      66.85              --        2.29        0.85   1.25     5.55    5.89
AST SA Wellington Growth Portfolio
  Class 3                                   -- 23.21      24.46              --        1.92        0.85   1.20     5.35    5.65
AST SA Wellington Natural
  Resources Portfolio Class 3               --  9.57       9.95              --        3.64        0.85   1.20     3.67    3.97
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3               30,462 10.36      10.42         317,044        1.14        0.95   1.20    -8.91   -8.69
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,610,751 13.18      13.63      21,724,060        3.16        0.85   1.20   -10.73  -10.42
FTVIP Franklin Income VIP Fund
  Class 2                            2,780,425 14.70      15.19      41,643,043        4.97        0.85   1.20    -5.45   -5.12
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           696,677  9.36       9.45       6,538,375        2.95        0.95   1.20   -12.28  -12.06
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     865,831 12.11      12.22      10,519,802        1.31        0.95   1.20    -6.21   -5.98
FTVIP Franklin Strategic Income
  VIP Fund Class 2                     191,727  9.97      10.06       1,919,560        2.95        0.95   1.20    -3.31   -3.07
FTVIP Templeton Global Bond VIP
  Fund Class 2                         213,280  9.69       9.78       2,072,431        0.00        0.95   1.20     0.72    0.97
Goldman Sachs VIT Government Money
  Market Fund Service Class            532,279  9.88       9.97       5,288,898        1.61        0.85   1.20     0.26    0.62
Invesco V.I. American Franchise
  Fund Series II                       299,291 21.26      22.29       6,569,450        0.00        0.85   1.20    -5.04   -4.71
Invesco V.I. American Value Fund
  Series II                            208,794  9.16       9.25       1,917,565        0.26        0.95   1.20   -13.91  -13.70
Invesco V.I. Comstock Fund Series
  II                                 9,846,141 22.80      23.97     233,387,078        1.49        0.85   1.20   -13.42  -13.11
Invesco V.I. Equity and Income
  Fund Series II                       765,060 10.48      10.58       8,052,808        2.39        0.95   1.20   -10.81  -10.59
Invesco V.I. Growth and Income
  Fund Series II                     9,254,052 24.82      26.14     239,132,960        1.84        0.85   1.20   -14.63  -14.33
Lord Abbett Bond Debenture
  Portfolio Class VC                   821,273 10.66      10.75       8,783,520        5.81        0.95   1.20    -5.17   -4.93
Lord Abbett Developing Growth
  Portfolio Class VC                    74,874 11.05      11.15         830,219        0.00        0.95   1.20     3.62    3.89
Lord Abbett Growth and Income
  Portfolio Class VC                 3,631,052 20.44      21.47      77,514,496        1.37        0.85   1.20    -9.25   -8.93
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,335,926 21.07      22.10      51,290,441        0.69        0.85   1.20   -16.06  -15.76
Lord Abbett Total Return Portfolio
  Class VC                             705,696 10.09      10.18       7,147,234        4.04        0.95   1.20    -2.21   -1.97
SST SA Allocation Balanced
  Portfolio Class 3                     54,711  9.74       9.75         533,300        4.27        0.95   1.20    -2.56   -2.52
SST SA Allocation Growth Portfolio
  Class 3                              102,999  9.36       9.37         964,941        2.93        0.95   1.20    -6.35   -6.31
SST SA Allocation Moderate Growth
  Portfolio Class 3                     53,261             9.51         506,553        4.54               0.95            -4.89
SST SA Allocation Moderate
  Portfolio Class 3                     34,009             9.61         326,677        2.42               0.95            -3.94
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                               58,114 10.98      11.04         641,532        1.73        0.95   1.20    -9.86   -9.63
SST SA Wellington Real Return
  Portfolio Class 3                  6,810,076 11.70      11.99      80,871,642        3.38        0.85   1.20    -1.40   -1.05
SAST SA AB Growth Portfolio Class 1  1,507,359 21.59      84.98      55,159,206        0.00        0.85   1.25     1.04    1.45
SAST SA AB Growth Portfolio Class 3  1,825,919 19.82      20.91      37,496,816        0.00        0.85   1.20     0.83    1.19
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,124,923 19.27      20.05      42,053,433        0.33        0.85   1.20   -16.34  -16.04
SAST SA Boston Company Capital
  Growth Portfolio Class 1                  -- 17.06      17.82              --        0.68        0.85   1.10    13.50   13.73
SAST SA Boston Company Capital
  Growth Portfolio Class 3                  -- 16.41      17.28              --        0.25        0.85   1.20    13.22   13.54
SAST SA Columbia Technology
  Portfolio Class 1                    111,396  5.60       5.86         647,541        0.00        0.85   1.10    -9.16   -8.93
SAST SA Columbia Technology
  Portfolio Class 3                    586,136  5.34       5.67       3,225,691        0.00        0.85   1.20    -9.44   -9.12
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    630,126 11.08      12.55       7,146,210        1.04        0.85   1.25     0.28    0.68
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,214,654 10.15      10.73      12,868,966        0.81        0.85   1.20     0.02    0.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                    144,261 32.07      39.09       5,162,127        2.35        0.85   1.25    -1.55   -1.15
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,060,858 35.96      37.87      39,364,435        2.27        0.85   1.20    -1.75   -1.40
SAST SA Emerging Markets Equity
  Index Portfolio Class 3                8,287  8.52       8.54          70,726        1.27        0.85   1.20   -14.77  -14.57

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2018                      For the Year Ended December 31, 2018
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Federated Corporate Bond
  Portfolio Class 1                   1,297,610 26.68      31.60       34,842,192       4.15        0.85   1.25    -4.06   -3.68
SAST SA Federated Corporate Bond
  Portfolio Class 3                   7,502,018 24.54      25.86      191,733,742       4.05        0.85   1.20    -4.23   -3.89
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                                79,977 36.45      45.48        3,293,292       2.38        0.85   1.25    -7.63   -7.25
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                               365,965 41.80      44.01       15,877,904       2.16        0.85   1.20    -7.86   -7.54
SAST SA Fixed Income Index
  Portfolio Class 3                      20,184 10.09      10.11          203,692       2.60        0.85   1.20     0.89    1.12
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                 7,140            10.12           72,272       2.08               1.20             1.22
SAST SA Franklin Small Company
  Value Portfolio Class 1                56,651            44.25        2,506,564       1.03               1.25           -13.89
SAST SA Franklin Small Company
  Value Portfolio Class 3             1,979,107 15.91      16.53       32,291,413       0.75        0.85   1.20   -14.05  -13.75
SAST SA Global Index Allocation
  60/40 Portfolio Class 3                57,209  9.34       9.36          534,978       2.73        0.95   1.20    -6.56   -6.41
SAST SA Global Index Allocation
  75/25 Portfolio Class 3               119,095  9.16       9.17        1,091,756       2.68        0.95   1.20    -8.43   -8.28
SAST SA Global Index Allocation
  90/10 Portfolio Class 3               119,298  8.95       8.97        1,069,932       2.56        0.95   1.20   -10.45  -10.30
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     419,543 17.63      23.04        7,624,355       3.75        0.85   1.25    -3.70   -3.31
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,039,992 16.20      17.08       51,059,139       3.86        0.85   1.20    -3.88   -3.54
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3              2,088             9.17           19,143       0.85               0.95            -8.31
SAST SA Index Allocation 60/40
  Portfolio Class 3                     155,118  9.53       9.55        1,479,783       2.79        0.85   1.20    -4.72   -4.49
SAST SA Index Allocation 80/20
  Portfolio Class 3                     199,496  9.31       9.33        1,860,666       3.00        0.95   1.20    -6.88   -6.72
SAST SA Index Allocation 90/10
  Portfolio Class 3                     249,077  9.19       9.21        2,293,278       2.85        0.95   1.20    -8.08   -7.92
SAST SA International Index
  Portfolio Class 3                       4,658             8.47           39,450       1.97               1.20           -15.30
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       124,130 11.82      11.97        1,467,804       0.00        0.85   1.10    -5.80   -5.57
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     1,515,063 11.45      11.51       17,313,849       0.00        0.85   1.20    -6.15   -5.82
SAST SA Invesco VCP Equity- Income
  Portfolio Class 3                   8,554,613 11.93      12.16      103,391,392       2.75        0.85   1.20   -11.25  -10.93
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,287,426 19.33      20.10       25,445,380       0.00        0.85   1.20    -0.17    0.19
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            625,320 16.67      27.28       14,042,704       1.55        0.85   1.25    -8.86   -8.49
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,860,735 15.23      16.15       29,363,530       1.41        0.85   1.20    -9.07   -8.75
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     178,917 18.86      24.20        3,845,031       2.15        0.85   1.25   -20.41  -20.09
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     814,652 22.29      23.45       18,685,346       2.07        0.85   1.20   -20.54  -20.26
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     407,597 20.09      59.73       15,911,577       2.10        0.85   1.25    -5.66   -5.28
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   4,226,812 18.40      19.46       80,368,331       1.90        0.85   1.20    -5.83   -5.50
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     183,878 14.63      31.49        3,777,505       1.88        0.85   1.25   -12.18  -11.83
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     370,333 13.50      14.17        5,135,096       1.69        0.85   1.20   -12.37  -12.06
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     727,414 21.61      30.50       15,925,207       2.49        0.85   1.25    -1.79   -1.40
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  10,066,318 19.91      20.95      207,345,354       2.30        0.85   1.20    -1.89   -1.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     234,615 19.99      20.91        4,869,529       0.00        0.85   1.10    -5.93   -5.69
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,545,993 19.22      20.25       30,610,459       0.00        0.85   1.20    -6.26   -5.93
SAST SA Large Cap Growth Index
  Portfolio Class 3                       2,237  9.59       9.60           21,457       0.20        0.95   1.20    -4.12   -3.96
SAST SA Large Cap Index Portfolio
  Class 1                               468,753            19.47        9,125,102       3.28               1.25            -5.94
SAST SA Large Cap Index Portfolio
  Class 3                                11,480  9.48       9.50          108,884       1.19        0.95   1.20    -5.17   -5.01
SAST SA Large Cap Value Index
  Portfolio Class 3                       2,544  9.30       9.31           23,665       0.68        0.95   1.20    -7.03   -6.88
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,278,301 27.22      66.13       39,300,810       1.75        0.85   1.25    -9.78   -9.42
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             3,727,868 24.98      26.37       97,044,982       1.47        0.85   1.20    -9.95   -9.63
SAST SA Legg Mason Tactical
  Opportunities Class 3                   5,641             9.41           53,072       1.36               0.95            -5.92
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     106,181 12.00      12.49        1,317,303       0.42        0.85   1.10    -6.06   -5.88
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   2,055,326 11.41      12.10       24,049,728       0.16        0.85   1.20    -6.62   -6.29
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     157,459 21.74      22.73        3,567,326       0.83        0.85   1.10    -6.42   -6.18
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   5,282,036 20.63      22.00      113,434,478       0.55        0.85   1.20    -6.77   -6.44
SAST SA MFS Telecom Utility
  Portfolio Class 1                          -- 20.86      28.72               --       4.64        0.85   1.25     2.81    3.14
SAST SA MFS Telecom Utility
  Portfolio Class 3                          -- 19.20      20.19               --       4.23        0.85   1.20     2.68    2.96
SAST SA MFS Total Return Portfolio
  Class 1                             1,916,615 24.62      25.75       49,114,301       2.12        0.85   1.10    -6.79   -6.56
SAST SA MFS Total Return Portfolio
  Class 3                             4,570,533 23.65      24.93      112,941,135       1.91        0.85   1.20    -7.12   -6.79
SAST SA Mid Cap Index Portfolio
  Class 3                                25,077  8.86       8.88          222,256       0.66        0.95   1.20   -11.39  -11.24
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               268,458 10.16      14.67        2,993,975       1.27        0.85   1.25   -15.04  -14.70
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,943,541  9.36       9.84       18,772,684       1.02        0.85   1.20   -15.17  -14.87
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           243,254 24.18      36.58        6,296,684       1.14        0.85   1.25    -9.02   -8.65
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,534,231 22.25      23.42       35,151,296       0.89        0.85   1.20    -9.22   -8.90
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     306,134 24.11      32.87        7,729,565       6.72        0.85   1.25    -5.08   -4.70
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   1,912,864 22.20      23.37       44,110,777       6.68        0.85   1.20    -5.21   -4.87
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               375,093 12.87      15.60        5,042,415       3.12        0.85   1.25   -18.67  -18.34
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,038,022 11.85      12.47       12,879,587       2.80        0.85   1.20   -18.80  -18.52
SAST SA Small Cap Index Portfolio
  Class 3                                34,312  8.70       8.72          298,513       0.42        0.85   1.20   -13.04  -12.84
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                               420,964  9.35       9.37        3,941,723       0.66        0.85   1.20    -6.50   -6.28
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                  10,641,294 11.43      11.55      122,461,344       2.65        0.85   1.20    -8.21   -7.89
SAST SA Templeton Foreign Value
  Portfolio Class 3                   8,523,322 10.31      10.71       90,084,229       4.41        0.85   1.20   -17.36  -17.07
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 136,132,980 13.29      13.63    1,836,212,781       3.78        0.85   1.20    -7.94   -7.62
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     183,493 16.52      26.04        4,144,994       0.00        0.85   1.25    -7.95   -7.58

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                              December 31, 2018                    For the Year Ended December 31, 2018
                                    ------------------------------------------  -------------------------------------------
                                                                                                  Expense         Total
                                            Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                            -------------------      Net           Income      -------------- --------------
Sub-accounts                         Units  Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                 117,272 15.32      16.00      1,834,936         0.00        0.85   1.20   -8.14    -7.82
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1               -- 17.30      43.23             --         0.00        0.85   1.25   12.18    12.54
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3               -- 15.85      16.78             --         0.00        0.85   1.20   12.01    12.33

                                               December 31, 2017                     For the Year Ended December 31, 2017
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      11,548,172 29.92      31.25     359,346,881       1.52     0.85   1.20   14.85    15.25
American Funds IS Asset Allocation
  Fund Class 4                       1,347,331 12.17      12.25      16,444,971       1.62     0.95   1.20   14.53    14.82
American Funds IS Bond Fund Class 4    952,445 10.19      10.25       9,727,744       2.13     0.95   1.20    2.06     2.32
American Funds IS Capital Income
  Builder Class 4                    1,224,886 10.69      10.76      13,126,203       2.52     0.95   1.20   11.31    11.59
American Funds IS Global Bond Fund
  Class 4                              197,321 10.15      10.22       2,007,767       0.45     0.95   1.20    5.36     5.63
American Funds IS Global Growth
  Fund Class 2                       6,880,079 45.78      47.84     326,751,286       0.66     0.85   1.20   29.91    30.36
American Funds IS Global Growth
  Fund Class 4                         932,345 12.33      12.40      11,518,722       0.67     0.95   1.20   16.28    29.56
American Funds IS Global Small
  Capitalization Fund Class 4          176,485 11.51      11.59       2,036,043       0.34     0.95   1.20   24.13    24.44
American Funds IS Growth Fund
  Class 2                            5,584,593 45.10      47.11     261,171,021       0.50     0.85   1.20   26.77    27.21
American Funds IS Growth Fund
  Class 4                            1,491,856 13.44      13.52      20,090,063       0.49     0.95   1.20   26.46    26.78
American Funds IS Growth-Income
  Fund Class 2                      10,926,542 36.82      38.51     418,005,582       1.38     0.85   1.20   20.93    21.35
American Funds IS Growth-Income
  Fund Class 4                       2,736,479 12.72      12.80      34,902,343       1.48     0.95   1.20   20.62    20.92
American Funds IS International
  Fund Class 4                         338,633 11.53      11.61       3,914,383       1.61     0.95   1.20   30.33    30.65
AST SA PGI Asset Allocation
  Portfolio Class 1                    287,656 25.90      46.39       9,194,984       2.70     0.85   1.25   12.34    12.79
AST SA PGI Asset Allocation
  Portfolio Class 3                    668,091 23.98      25.15      16,650,092       2.56     0.85   1.20   12.12    12.51
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,458,560 43.61     131.61      73,546,826       0.00     0.85   1.25   31.14    31.66
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,388,216 40.24      42.36     183,778,639       0.00     0.85   1.20   30.87    31.33
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,541,283 18.25      22.67      29,085,742       1.79     0.85   1.25    1.66     2.07
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,575,100 16.89      17.74     202,353,380       1.61     0.85   1.20    1.53     1.88
AST SA Wellington Growth Portfolio
  Class 1                              911,981 23.83      63.33      25,174,137       1.17     0.85   1.25   18.30    18.77
AST SA Wellington Growth Portfolio
  Class 3                              384,258 22.03      23.15       8,725,482       0.97     0.85   1.20   18.06    18.48
AST SA Wellington Natural
  Resources Portfolio Class 3          572,581  9.23       9.57       5,422,301       2.24     0.85   1.20   13.41    13.81
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,632,110 14.77      15.22      24,617,082       2.65     0.85   1.20   10.65    11.03
FTVIP Franklin Income VIP Fund
  Class 2                            2,840,263 15.54      16.01      44,923,276       4.10     0.85   1.20    8.37     8.75
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           437,798 10.67      10.74       4,680,334       1.82     0.95   1.20    7.31     7.57
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     595,823 12.91      13.00       7,709,804       1.45     0.95   1.20   19.12    19.42
FTVIP Franklin Strategic Income
  VIP Fund Class 2                     134,592 10.31      10.38       1,391,846       2.72     0.95   1.20    3.31     3.57
FTVIP Templeton Global Bond VIP
  Fund Class 2                         143,394  9.62       9.68       1,381,752       0.00     0.95   1.20    0.71     0.96
Goldman Sachs VIT Government Money
  Market Fund Service Class            386,810  9.86       9.91       3,825,489       0.45     0.85   1.20   -0.69    -0.34
Invesco V.I. American Franchise
  Fund Series II                       296,239 22.39      23.40       6,851,711       0.00     0.85   1.20   25.52    25.95
Invesco V.I. American Value Fund
  Series II                            131,357 10.64      10.71       1,400,405       0.64     0.95   1.20    8.38     8.65
Invesco V.I. Comstock Fund Series
  II                                10,480,217 26.33      27.58     286,361,670       1.93     0.85   1.20   16.18    16.58
Invesco V.I. Equity and Income
  Fund Series II                       469,764 11.75      11.83       5,536,900       1.61     0.95   1.20    9.46     9.74
Invesco V.I. Growth and Income
  Fund Series II                     9,817,010 29.07      30.51     296,547,815       1.29     0.85   1.20   12.68    13.07
Lord Abbett Bond Debenture
  Portfolio Class VC                   468,272 11.24      11.31       5,274,583       5.93     0.95   1.20    7.91     8.18
Lord Abbett Developing Growth
  Portfolio Class VC                    30,149 10.66      10.73         321,763       0.00     0.95   1.20   28.38    28.70
Lord Abbett Growth and Income
  Portfolio Class VC                 4,118,256 22.52      23.57      96,624,522       1.29     0.85   1.20   12.03    12.42
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,498,051 25.11      26.24      65,191,800       0.59     0.85   1.20    5.56     5.93
Lord Abbett Total Return Portfolio
  Class VC                             465,372 10.32      10.39       4,815,026       3.32     0.95   1.20    2.63     2.88
SST SA Wellington Real Return
  Portfolio Class 3                  7,635,695 11.87      12.12      91,778,889       2.27     0.85   1.20    0.72     1.07
SAST SA AB Growth Portfolio Class 1    430,780 21.28      84.10      25,483,130       0.04     0.85   1.25   30.36    30.88
SAST SA AB Growth Portfolio Class 3    658,759 19.66      20.66      13,488,356       0.00     0.85   1.20   30.10    30.56
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,158,457 23.03      23.88      50,992,700       0.14     0.85   1.20   11.46    11.85
SAST SA Boston Company Capital
  Growth Portfolio Class 1              52,565 15.03      15.67         820,470       0.30     0.85   1.10   22.44    22.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3             565,376 14.50      15.22       8,416,695       0.09     0.85   1.20   22.01    22.44
SAST SA Columbia Technology
  Portfolio Class 1                    124,653  6.17       6.43         796,622       0.00     0.85   1.10   33.71    34.05
SAST SA Columbia Technology
  Portfolio Class 3                    539,153  5.90       6.24       3,274,930       0.00     0.85   1.20   33.25    33.71
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    690,228 11.01      12.52       7,779,020       0.30     0.85   1.25   -0.54    -0.14
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,173,090 10.15      10.69      12,406,923       0.03     0.85   1.20   -0.74    -0.39
SAST SA Dogs of Wall Street
  Portfolio Class 1                    152,316 32.58      39.54       5,477,901       2.27     0.85   1.25   17.35    17.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,150,908 36.60      38.41      43,389,174       2.16     0.85   1.20   17.11    17.52
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,465,176 27.70      32.94      40,855,271       4.41     0.85   1.25    5.32     5.74
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,351,021 25.62      26.90     222,386,663       4.28     0.85   1.20    5.11     5.47
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               91,624 39.46      49.04       4,090,169       2.82     0.85   1.25    4.08     4.50
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              414,076 45.37      47.60      19,474,392       2.66     0.85   1.20    3.87     4.23
SAST SA Franklin Small Company
  Value Portfolio Class 1               65,819            51.38       3,382,063       0.61            1.25             8.46
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,030,127 18.51      19.16      38,487,496       0.39     0.85   1.20    8.24     8.62

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2017                     For the Year Ended December 31, 2017
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     470,036 18.23      23.93        8,833,626      2.96     0.85   1.25    5.49     5.91
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,325,906 16.86      17.70       58,012,068      2.84     0.85   1.20    5.28     5.65
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       142,301 12.52      12.71        1,782,263      0.00     0.85   1.10   23.49    23.80
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     1,690,655 12.15      12.26       20,537,566      0.00     0.85   1.20   23.06    23.49
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                   7,803,130 13.44      13.66      106,003,303      1.10     0.85   1.20    8.68     9.06
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,455,660 19.36      20.06       28,777,042      0.00     0.85   1.20   28.28    28.73
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            677,756 18.22      29.93       16,819,998      1.60     0.85   1.25   13.14    13.59
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,754,183 16.75      17.70       30,388,445      1.41     0.85   1.20   12.92    13.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     194,726 23.69      30.28        5,198,433      2.04     0.85   1.25   40.52    41.08
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     750,240 28.05      29.40       21,644,199      1.77     0.85   1.20   40.24    40.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     464,151 21.21      63.31       19,129,786      2.11     0.85   1.25   16.82    17.29
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   4,483,491 19.53      20.60       90,448,498      1.93     0.85   1.20   16.59    17.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     202,871 16.59      35.86        4,721,488      1.85     0.85   1.25   22.80    23.29
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     337,904 15.41      16.12        5,341,576      1.64     0.85   1.20   22.56    22.99
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     752,707 21.92      31.05       16,770,050      2.35     0.85   1.25    2.66     3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  11,047,809 20.29      21.28      231,599,866      2.18     0.85   1.20    2.46     2.82
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     266,583 21.25      22.17        5,876,800      0.00     0.85   1.10   28.23    28.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,488,779 20.51      21.53       31,443,066      0.00     0.85   1.20   27.79    28.23
SAST SA Large Cap Index Portfolio
  Class 1                               521,147            20.70       10,785,393      1.53            1.25            19.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,416,445 30.05      73.30       47,686,503      1.74     0.85   1.25   19.08    19.55
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             3,952,048 27.74      29.18      114,067,951      1.56     0.85   1.20   18.84    19.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     115,132 12.75      13.30        1,520,847      0.77     0.85   1.10   25.65    25.96
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,904,395 12.22      12.91       23,817,663      0.49     0.85   1.20   25.21    25.65
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     179,720 23.23      24.22        4,339,390      1.06     0.85   1.10   22.07    22.38
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   5,650,390 22.12      23.52      130,019,182      0.82     0.85   1.20   21.65    22.07
SAST SA MFS Telecom Utility
  Portfolio Class 1                      67,524 20.22      27.93        1,707,516      2.75     0.85   1.25   13.58    14.03
SAST SA MFS Telecom Utility
  Portfolio Class 3                     143,676 18.70      19.61        2,760,661      2.45     0.85   1.20   13.35    13.74
SAST SA MFS Total Return Portfolio
  Class 1                             2,157,071 26.41      27.55       59,191,633      2.45     0.85   1.10   11.00    11.28
SAST SA MFS Total Return Portfolio
  Class 3                             4,850,693 25.47      26.75      128,821,236      2.26     0.85   1.20   10.61    11.00
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               295,734 11.91      17.26        3,880,685      1.23     0.85   1.25   23.50    23.99
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,896,235 11.03      11.56       21,556,904      0.98     0.85   1.20   23.25    23.68
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           271,347 26.47      40.20        7,726,983      1.02     0.85   1.25   15.42    15.89
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,565,591 24.51      25.71       39,450,282      0.82     0.85   1.20   15.19    15.60
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     359,813 25.30      34.63        9,529,366      9.02     0.85   1.25    8.38     8.81
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,103,994 23.42      24.57       51,076,110      8.72     0.85   1.20    8.16     8.54
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               414,702 15.76      19.18        6,839,281      1.53     0.85   1.25   22.95    23.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,123,139 14.59      15.31       17,121,613      1.26     0.85   1.20   22.71    23.13
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   9,800,465 12.45      12.51      122,592,758      0.04     0.95   1.20   17.49    17.78
SAST SA Templeton Foreign Value
  Portfolio Class 3                   8,526,275 12.47      12.91      108,853,284      2.48     0.85   1.20   20.02    20.44
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 141,113,472 14.44      14.75    2,062,931,943      1.12     0.85   1.20   18.52    18.93
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     206,946 17.87      28.29        5,123,110      0.00     0.85   1.25   27.98    28.49
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     113,188 16.68      17.36        1,922,993      0.00     0.85   1.20   27.73    28.17
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              421,879 15.37      38.54        9,921,980      0.27     0.85   1.25   34.00    34.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              309,245 14.15      14.94        4,571,245      0.02     0.85   1.20   33.73    34.20

                                               December 31, 2016                     For the Year Ended December 31, 2016
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      12,683,944 26.05      27.12     342,652,277       1.57     0.85   1.20    8.11     8.49
American Funds IS Asset Allocation
  Fund Class 4                         813,602 10.63      10.67       8,658,615       1.89     0.95   1.20    7.87     8.13
American Funds IS Bond Fund Class 4    390,049  9.98      10.02       3,900,622       2.27     0.95   1.20    1.58     1.83
American Funds IS Capital Income
  Builder Class 4                      717,732  9.60       9.64       6,902,300       3.28     0.95   1.20    2.55     2.81
American Funds IS Global Bond Fund
  Class 4                               71,798  9.64       9.68         693,159       0.70     0.95   1.20    1.20     1.45
American Funds IS Global Growth
  Fund Class 2                       7,877,309 35.24      36.70     287,191,804       0.88     0.85   1.20   -0.58    -0.23
American Funds IS Global Growth
  Fund Class 4                         680,359  9.51       9.55       6,481,545       0.81     0.95   1.20   -0.82    -0.58
American Funds IS Global Small
  Capitalization Fund Class 4           52,843  9.27       9.31         490,657       0.14     0.95   1.20    0.64     0.89
American Funds IS Growth Fund
  Class 2                            6,339,567 35.58      37.03     233,251,854       0.75     0.85   1.20    8.19     8.56
American Funds IS Growth Fund
  Class 4                            1,006,137 10.63      10.67      10,703,723       0.67     0.95   1.20    7.92     8.19
American Funds IS Growth-Income
  Fund Class 2                      12,196,593 30.45      31.74     384,799,085       1.42     0.85   1.20   10.19    10.58
American Funds IS Growth-Income
  Fund Class 4                       1,876,197 10.55      10.59      19,818,707       1.59     0.95   1.20    9.93    10.21
American Funds IS International
  Fund Class 4                         139,289  8.85       8.89       1,234,091       1.88     0.95   1.20    1.99     2.24

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2016                     For the Year Ended December 31, 2016
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
AST SA PGI Asset Allocation
  Portfolio Class 1                    307,594 22.96      41.30       8,837,236       2.75     0.85   1.25    9.40     9.84
AST SA PGI Asset Allocation
  Portfolio Class 3                    714,991 21.39      22.35      15,858,695       2.62     0.85   1.20    9.18     9.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,684,891 33.12     100.36      64,358,914       0.00     0.85   1.25    0.72     1.12
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,997,159 30.75      32.25     159,591,533       0.00     0.85   1.20    0.52     0.87
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,597,987 17.88      22.30      29,620,180       1.42     0.85   1.25    0.21     0.61
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,178,582 16.64      17.41     192,108,840       1.15     0.85   1.20    0.01     0.36
AST SA Wellington Growth Portfolio
  Class 1                            1,031,030 20.06      53.53      24,042,797       1.00     0.85   1.25    6.07     6.49
AST SA Wellington Growth Portfolio
  Class 3                              369,494 18.66      19.54       7,098,127       0.76     0.85   1.20    5.86     6.23
AST SA Wellington Natural
  Resources Portfolio Class 3          608,144  8.14       8.41       5,068,606       4.10     0.85   1.20   28.09    28.54
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,723,204 13.35      13.71      23,444,891       3.87     0.85   1.20   11.83    12.23
FTVIP Franklin Income VIP Fund
  Class 2                            2,783,753 14.34      14.72      40,582,661       4.94     0.85   1.20   12.67    13.06
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           235,271  9.94       9.98       2,342,747       2.06     0.95   1.20   10.84    11.12
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     299,591 10.84      10.88       3,251,138       1.26     0.95   1.20   14.66    14.95
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      60,850  9.98      10.02         608,459       3.58     0.95   1.20    6.65     6.92
FTVIP Templeton Global Bond VIP
  Fund Class 2                          78,538  9.55       9.59         751,022       0.00     0.95   1.20    1.71     1.97
Goldman Sachs VIT Government Money
  Market Fund Service Class            247,809  9.92       9.95       2,462,948       0.00     0.85   1.20   -0.77    -0.54
Invesco V.I. American Franchise
  Fund Series II                       305,772 17.84      18.57       5,629,495       0.00     0.85   1.20    0.80     1.16
Invesco V.I. American Value Fund
  Series II                             79,493  9.82       9.86         781,373       0.15     0.95   1.20   13.85    14.13
Invesco V.I. Comstock Fund Series
  II                                11,564,662 22.67      23.66     271,383,326       1.28     0.85   1.20   15.60    16.00
Invesco V.I. Equity and Income
  Fund Series II                       215,793 10.74      10.78       2,321,184       2.02     0.95   1.20   13.47    13.75
Invesco V.I. Growth and Income
  Fund Series II                    10,637,345 25.80      26.98     284,534,321       0.87     0.85   1.20   18.01    18.42
Lord Abbett Bond Debenture
  Portfolio Class VC                   147,633 10.41      10.46       1,539,452       7.37     0.95   1.20   10.80    11.08
Lord Abbett Developing Growth
  Portfolio Class VC                    16,773  8.31       8.34         139,424       0.00     0.95   1.20   -3.76    -3.52
Lord Abbett Growth and Income
  Portfolio Class VC                 4,590,868 20.10      20.97      95,866,819       1.43     0.85   1.20   15.72    16.13
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,694,313 23.78      24.77      66,466,018       0.49     0.85   1.20   15.01    15.41
Lord Abbett Total Return Portfolio
  Class VC                             156,828 10.05      10.09       1,579,660       4.30     0.95   1.20    3.02     3.28
SST SA Wellington Real Return
  Portfolio Class 3                  6,786,155 11.78      11.99      80,808,257       0.00     0.85   1.20    2.47     2.82
SAST SA AB Growth Portfolio Class 1    472,568 16.26      64.51      21,490,969       0.20     0.85   1.25    1.54     1.95
SAST SA AB Growth Portfolio Class 3    679,764 15.11      15.83      10,676,590       0.00     0.85   1.20    1.34     1.69
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,260,550 20.67      21.35      47,836,070       0.13     0.85   1.20   23.16    23.60
SAST SA Boston Company Capital
  Growth Portfolio Class 1              59,035 12.27      12.77         750,217       0.18     0.85   1.10    1.23     1.48
SAST SA Boston Company Capital
  Growth Portfolio Class 3             598,380 11.88      12.43       7,294,587       0.00     0.85   1.20    0.88     1.23
SAST SA Columbia Technology
  Portfolio Class 1                     84,987  4.61       4.80         406,181       0.00     0.85   1.10   15.55    15.84
SAST SA Columbia Technology
  Portfolio Class 3                    445,323  4.43       4.67       2,031,852       0.00     0.85   1.20   15.15    15.55
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    709,587 11.02      12.58       8,037,179       0.00     0.85   1.25   -1.33    -0.94
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,100,232 10.22      10.73      11,706,173       0.00     0.85   1.20   -1.53    -1.18
SAST SA Dogs of Wall Street
  Portfolio Class 1                    168,400 27.76      33.56       5,153,138       2.38     0.85   1.25   16.47    16.93
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,199,833 31.26      32.68      38,577,794       2.08     0.85   1.20   16.23    16.64
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,532,576 26.20      31.27      40,447,589       4.64     0.85   1.25    7.40     7.83
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,366,138 24.38      25.51     211,510,868       4.36     0.85   1.20    7.19     7.56
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                              100,472 37.91      46.93       4,302,528       2.32     0.85   1.25    7.28     7.71
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              418,731 43.68      45.67      18,921,733       1.95     0.85   1.20    7.07     7.44
SAST SA Franklin Small Company
  Value Portfolio Class 1               73,382            47.38       3,476,611       0.68            1.25            29.26
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,088,384 17.10      17.64      36,521,011       0.43     0.85   1.20   29.00    29.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    483,246 17.21      22.68       8,614,270       0.30     0.85   1.25    0.05     0.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  3,218,689 16.01      16.76      53,216,042       0.07     0.85   1.20   -0.15     0.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      164,807 10.11      10.29       1,667,772       0.00     0.85   1.10    2.78     3.04
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    1,906,280  9.84       9.96      18,771,191       0.00     0.85   1.20    2.42     2.78
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                  3,317,555 12.36      12.52      41,368,391       0.00     0.85   1.20    8.54     8.92
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,681,095 15.09      15.58      25,864,179       0.00     0.85   1.20   -2.86    -2.52
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           750,157 16.04      26.45      16,521,039       1.65     0.85   1.25    5.84     6.26
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3         1,765,471 14.83      15.62      27,084,908       1.50     0.85   1.20    5.62     5.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    198,551 16.86      21.47       3,747,379       2.07     0.85   1.25    9.33     9.77
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    873,205 20.00      20.89      17,946,996       1.72     0.85   1.20    9.12     9.50
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    512,898 18.09      54.19      18,107,069       1.89     0.85   1.25   14.12    14.57
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,774,865 16.75      17.61      82,515,700       1.69     0.85   1.20   13.89    14.29
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    214,206 13.46      29.20       4,113,467       1.30     0.85   1.25    4.35     4.77
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    334,785 12.57      13.10       4,311,116       1.11     0.85   1.20    4.14     4.51
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    744,345 21.26      30.25      16,101,930       1.90     0.85   1.25    2.09     2.50
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 10,408,117 19.80      20.70     212,522,624       1.66     0.85   1.20    1.89     2.24
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    269,634 16.57      17.24       4,628,686       0.00     0.85   1.10   -0.89    -0.64
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,591,975 16.05      16.79      26,292,226       0.00     0.85   1.20   -1.24    -0.89
SAST SA Large Cap Index Portfolio
  Class 1                              564,057            17.27       9,739,227       1.37            1.25            10.21
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            1,644,819 25.14      61.56      46,402,173       0.87     0.85   1.25   13.18    13.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            4,418,142 23.35      24.47     107,058,552       0.62     0.85   1.20   12.95    13.35

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2016                     For the Year Ended December 31, 2016
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      98,166 10.14      10.56        1,034,205      0.61     0.85   1.10    5.19     5.45
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,914,718  9.76      10.28       19,099,566      0.38     0.85   1.20    4.82     5.19
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     201,812 19.03      19.79        3,981,183      0.87     0.85   1.10    7.45     7.72
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,287,272 18.19      19.26      118,745,962      0.63     0.85   1.20    7.08     7.45
SAST SA MFS Telecom Utility
  Portfolio Class 1                      75,142 17.73      24.59        1,663,093      2.98     0.85   1.25    9.20     9.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                     142,486 16.50      17.24        2,413,853      2.70     0.85   1.20    8.98     9.36
SAST SA MFS Total Return Portfolio
  Class 1                             2,418,021 23.79      24.76       59,644,091      2.27     0.85   1.10    7.88     8.15
SAST SA MFS Total Return Portfolio
  Class 3                             5,168,527 23.02      24.10      123,798,988      2.02     0.85   1.20    7.51     7.88
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               305,548  9.61      13.98        3,261,764      1.24     0.85   1.25   -3.17    -2.78
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             2,059,504  8.95       9.35       18,962,981      1.00     0.85   1.20   -3.37    -3.03
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           314,086 22.84      34.83        7,677,663      0.75     0.85   1.25   10.28    10.72
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,645,874 21.28      22.24       35,950,298      0.55     0.85   1.20   10.06    10.44
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     402,378 23.25      31.95        9,824,796      6.70     0.85   1.25   16.79    17.25
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,169,537 21.66      22.63       48,601,128      6.56     0.85   1.20   16.55    16.96
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               452,340 12.77      15.60        6,057,584      1.77     0.85   1.25    0.25     0.65
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,281,682 11.89      12.43       15,881,644      1.55     0.85   1.20    0.05     0.40
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   4,377,584 10.60      10.62       46,496,853      0.00     0.95   1.20    5.99     6.24
SAST SA Templeton Foreign Value
  Portfolio Class 3                   9,498,675 10.39      10.72      100,849,004      1.70     0.85   1.20   -0.05     0.30
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 143,133,132 12.18      12.40    1,761,569,641      1.53     0.85   1.20    3.26     3.63
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     229,437 13.91      22.11        4,354,707      0.00     0.85   1.25    6.05     6.47
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     110,199 13.06      13.54        1,467,456      0.00     0.85   1.20    5.84     6.21
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              449,127 11.43      28.76        7,944,675      0.00     0.85   1.25   -0.26     0.14
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              332,160 10.58      11.13        3,667,810      0.00     0.85   1.20   -0.46    -0.11

                                               December 31, 2015                     For the Year Ended December 31, 2015
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      13,800,419 24.10      25.00     343,830,601       1.62     0.85   1.20     0.19    0.54
American Funds IS Asset Allocation
  Fund Class 4                         350,305  9.85       9.86       3,453,273       2.77     0.95   1.20    -1.48   -1.35
American Funds IS Bond Fund Class 4     55,010  9.82       9.84         540,818       1.88     0.95   1.20    -1.76   -1.60
American Funds IS Capital Income
  Builder Class 4                      194,626  9.36       9.38       1,823,836       0.83     0.95   1.20    -6.36   -6.20
American Funds IS Global Bond Fund
  Class 4                               14,164  9.52       9.54         134,991       0.00     0.95   1.20    -4.78   -4.63
American Funds IS Global Growth
  Fund Class 2                       8,401,863 35.44      36.78     307,303,678       1.03     0.85   1.20     5.66    6.03
American Funds IS Global Growth
  Fund Class 4                         245,007  9.59       9.61       3,566,578       1.60     0.95   1.20    -4.07   -3.95
American Funds IS Global Small
  Capitalization Fund Class 4           17,669  9.22       9.23         162,850       0.00     0.95   1.20    -7.85   -7.70
American Funds IS Growth Fund
  Class 2                            6,991,923 32.88      34.11     237,160,080       0.61     0.85   1.20     5.58    5.95
American Funds IS Growth Fund
  Class 4                              656,389  9.85       9.86       5,218,490       1.30     0.95   1.20    -1.53   -1.40
American Funds IS Growth-Income
  Fund Class 2                      13,649,512 27.63      28.70     389,726,459       1.31     0.85   1.20     0.24    0.60
American Funds IS Growth-Income
  Fund Class 4                         958,117  9.59       9.61       9,197,289       2.29     0.95   1.20    -4.06   -3.94
American Funds IS International
  Fund Class 4                          29,832  8.68       8.69         258,979       1.92     0.95   1.20   -13.22  -13.08
AST SA PGI Asset Allocation
  Portfolio Class 1                    352,953 20.91      37.75       9,413,189       3.14     0.85   1.25    -2.94   -2.55
AST SA PGI Asset Allocation
  Portfolio Class 3                    761,810 19.59      20.40      15,437,003       2.83     0.85   1.20    -3.14   -2.80
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,898,339 32.76      99.65      71,830,939       0.00     0.85   1.25     7.38    7.81
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,191,860 30.59      31.98     164,692,088       0.00     0.85   1.20     7.17    7.54
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,743,658 17.78      22.25      32,250,291       1.47     0.85   1.25    -0.71   -0.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,018,411 16.64      17.35     189,034,016       1.31     0.85   1.20    -0.91   -0.56
AST SA Wellington Growth Portfolio
  Class 1                            1,177,357 18.84      50.47      25,829,644       0.62     0.85   1.25    -1.09   -0.70
AST SA Wellington Growth Portfolio
  Class 3                              354,765 17.63      18.40       6,434,094       0.36     0.85   1.20    -1.29   -0.94
AST SA Wellington Natural
  Resources Portfolio Class 3          722,867  6.35       6.54       4,695,512       1.27     0.85   1.20   -22.53  -22.25
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,768,040 11.94      12.21      21,460,582       2.89     0.85   1.20    -7.33   -7.01
FTVIP Franklin Income VIP Fund
  Class 2                            2,899,949 12.73      13.02      37,457,361       4.69     0.85   1.20    -8.16   -7.84
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2            68,433  8.97       8.99         614,283       0.00     0.95   1.20   -10.29  -10.15
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                      85,739  9.45       9.47         810,812       0.00     0.95   1.20    -5.48   -5.33
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      14,178  9.36       9.37         132,780       0.00     0.95   1.20    -6.41   -6.26
FTVIP Templeton Global Bond VIP
  Fund Class 2                          13,337  9.39       9.41         125,296       0.00     0.95   1.20    -6.10   -5.95
Invesco V.I. American Franchise
  Fund Series II                       320,128 17.70      18.36       5,836,074       0.00     0.85   1.20     3.50    3.86
Invesco V.I. American Value Fund
  Series II                             17,092  8.63       8.64         147,479       0.00     0.95   1.20   -13.74  -13.60
Invesco V.I. Comstock Fund Series
  II                                13,030,090 19.61      20.40     263,897,241       1.68     0.85   1.20    -7.31   -6.99
Invesco V.I. Equity and Income
  Fund Series II                        74,887  9.46       9.48         709,224       0.00     0.95   1.20    -5.36   -5.21
Invesco V.I. Growth and Income
  Fund Series II                    12,088,924 21.86      22.78     273,382,712       2.60     0.85   1.20    -4.47   -4.13
Lord Abbett Bond Debenture
  Portfolio Class VC                    28,967  9.40       9.41         272,434       8.00     0.95   1.20    -6.02   -5.87
Lord Abbett Developing Growth
  Portfolio Class VC                     3,026  8.63       8.64          26,139       0.00     0.95   1.20   -13.69  -13.55
Lord Abbett Growth and Income
  Portfolio Class VC                 5,236,341 17.37      18.05      94,200,517       1.17     0.85   1.20    -4.02   -3.69

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2015                     For the Year Ended December 31, 2015
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Lord Abbett Mid Cap Stock
  Portfolio Class VC                  2,957,952 20.68      21.46       63,272,974      0.57     0.85   1.20    -4.93   -4.60
Lord Abbett Total Return Portfolio
  Class VC                               26,416  9.76       9.77          257,926      5.52     0.95   1.20    -2.42   -2.26
SST SA Wellington Real Return
  Portfolio Class 3                   6,657,177 11.50      11.66       77,206,460      3.83     0.85   1.20    -2.53   -2.19
SAST SA AB Growth Portfolio Class 1     536,456 15.95      63.54       23,923,849      0.13     0.85   1.25     9.88   10.32
SAST SA AB Growth Portfolio Class 3     736,479 14.91      15.56       11,392,759      0.00     0.85   1.20     9.66   10.04
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                   2,599,849 16.78      17.28       44,575,364      0.33     0.85   1.20    -7.19   -6.87
SAST SA Boston Company Capital
  Growth Portfolio Class 1               65,769 12.12      12.58          824,240      0.07     0.85   1.10     4.42    4.68
SAST SA Boston Company Capital
  Growth Portfolio Class 3              484,355 11.78      12.28        5,857,101      0.00     0.85   1.20     4.06    4.42
SAST SA Columbia Technology
  Portfolio Class 1                      83,262  3.99       4.14          341,976      0.00     0.85   1.10     8.88    9.15
SAST SA Columbia Technology
  Portfolio Class 3                     386,090  3.85       4.04        1,528,426      0.00     0.85   1.20     8.50    8.88
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     750,288 11.13      12.75        8,624,153      0.00     0.85   1.25    -1.45   -1.05
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                     845,393 10.38      10.86        9,097,130      0.00     0.85   1.20    -1.65   -1.30
SAST SA Dogs of Wall Street
  Portfolio Class 1                     169,379 23.84      28.70        4,414,534      1.87     0.85   1.25     0.80    1.20
SAST SA Dogs of Wall Street
  Portfolio Class 3                   1,278,100 26.89      28.02       35,309,232      1.82     0.85   1.20     0.60    0.95
SAST SA Federated Corporate Bond
  Portfolio Class 1                   1,735,202 24.30      29.12       42,531,709      4.10     0.85   1.25    -2.45   -2.06
SAST SA Federated Corporate Bond
  Portfolio Class 3                   8,839,925 22.74      23.71      208,071,209      3.69     0.85   1.20    -2.64   -2.30
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               114,711 35.34      43.57        4,577,730      1.77     0.85   1.25     0.56    0.96
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                               447,440 40.79      42.50       18,847,128      1.52     0.85   1.20     0.36    0.71
SAST SA Franklin Small Company
  Value Portfolio Class 1                79,257            36.65        2,907,424      0.35            1.25            -8.60
SAST SA Franklin Small Company
  Value Portfolio Class 3             2,446,134 13.25      13.63       33,090,241      0.06     0.85   1.20    -8.79   -8.47
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     523,374 17.13      22.67        9,314,790      0.00     0.85   1.25    -4.08   -3.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,122,743 16.03      16.72       51,615,019      0.00     0.85   1.20    -4.27   -3.93
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       177,191  9.81      10.01        1,740,276      0.00     0.85   1.10    -1.75   -1.50
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     2,000,930  9.58       9.73       19,189,866      0.00     0.85   1.20    -2.09   -1.75
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,630,326 15.54      15.99       28,782,415      0.00     0.85   1.20    -1.18   -0.83
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            846,633 15.09      24.99       17,505,975      1.72     0.85   1.25    -1.21   -0.82
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,585,475 14.04      14.74       23,008,649      1.67     0.85   1.20    -1.41   -1.06
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     222,504 15.42      19.55        3,814,629      1.80     0.85   1.25   -15.34  -15.00
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     912,460 18.33      19.08       17,170,441      1.65     0.85   1.20   -15.51  -15.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     574,980 15.79      47.49       17,783,318      1.86     0.85   1.25    -3.39   -3.00
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   5,078,695 14.71      15.40       76,951,606      1.60     0.85   1.20    -3.59   -3.25
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     264,072 12.84      27.98        4,804,026      1.51     0.85   1.25    -2.45   -2.06
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     335,358 12.07      12.54        4,139,867      1.19     0.85   1.20    -2.65   -2.31
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     777,020 20.75      29.63       16,461,358      1.16     0.85   1.25    -1.36   -0.96
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  10,205,638 19.44      20.24      204,144,478      0.94     0.85   1.20    -1.56   -1.21
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     255,243 16.72      17.36        4,411,516      0.00     0.85   1.10     1.86    2.11
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,557,074 16.25      16.94       26,002,680      0.00     0.85   1.20     1.50    1.86
SAST SA Large Cap Index Portfolio
  Class 1                               615,692            15.67        9,649,431      1.10            1.25            -0.29
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,848,160 22.12      54.39       45,910,879      0.50     0.85   1.25     0.05    0.45
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             4,891,279 20.67      21.59      104,710,596      0.24     0.85   1.20    -0.15    0.20
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     119,655  9.64      10.01        1,193,989      0.41     0.85   1.10     3.24    3.50
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,694,503  9.31       9.77       16,105,926      0.18     0.85   1.20     2.88    3.24
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     244,818 17.71      18.38        4,486,408      0.90     0.85   1.10    -0.88   -0.63
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,555,921 16.99      17.93      115,495,475      0.63     0.85   1.20    -1.22   -0.88
SAST SA MFS Telecom Utility
  Portfolio Class 1                      84,004 16.18      22.52        1,706,124      4.91     0.85   1.25   -13.13  -12.78
SAST SA MFS Telecom Utility
  Portfolio Class 3                     128,797 15.14      15.77        1,995,041      4.73     0.85   1.20   -13.30  -13.00
SAST SA MFS Total Return Portfolio
  Class 1                             2,775,094 22.06      22.89       63,311,876      2.39     0.85   1.10    -1.55   -1.30
SAST SA MFS Total Return Portfolio
  Class 3                             5,514,271 21.41      22.34      122,563,561      2.17     0.85   1.20    -1.89   -1.55
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               345,510  9.88      14.44        3,816,788      2.10     0.85   1.25    -0.98   -0.58
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,855,654  9.26       9.64       17,664,975      1.87     0.85   1.20    -1.17   -0.83
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           373,375 20.63      31.59        8,222,369      0.55     0.85   1.25     1.72    2.13
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,699,118 19.34      20.14       33,686,709      0.39     0.85   1.20     1.52    1.87
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     446,235 19.83      27.36        9,347,474      5.78     0.85   1.25    -5.48   -5.10
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,396,394 18.58      19.35       45,971,953      5.28     0.85   1.20    -5.67   -5.34
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               512,868 12.69      15.56        6,856,591      2.61     0.85   1.25    -2.83   -2.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,319,895 11.89      12.38       16,299,695      2.34     0.85   1.20    -3.02   -2.68
SAST SA Templeton Foreign Value
  Portfolio Class 3                   9,634,043 10.40      10.69      102,146,198      2.02     0.85   1.20    -6.02   -5.69
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 127,410,161 11.80      11.97    1,515,014,316      1.14     0.85   1.20    -6.29   -5.96
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     257,772 13.06      20.84        4,624,737      0.00     0.85   1.25    -2.41   -2.02
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      98,917 12.34      12.75        1,245,899      0.00     0.85   1.20    -2.61   -2.27
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              508,017 11.41      28.83        9,081,037      0.00     0.85   1.25     0.27    0.67
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              342,915 10.63      11.14        3,795,150      0.00     0.85   1.20     0.07    0.42

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2014                     For the Year Ended December 31, 2014
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      14,950,644 24.05      24.86     370,799,803       1.48     0.85   1.20     4.14    4.50
American Funds IS Global Growth
  Fund Class 2                       9,267,274 33.54      34.69     320,037,579       1.14     0.85   1.20     1.09    1.45
American Funds IS Growth Fund
  Class 2                            7,675,561 31.15      32.20     246,019,504       0.78     0.85   1.20     7.21    7.59
American Funds IS Growth-Income
  Fund Class 2                      14,782,301 27.56      28.53     420,114,498       1.28     0.85   1.20     9.31    9.70
AST SA PGI Asset Allocation
  Portfolio Class 1                    413,782 21.45      38.89       9,413,189       2.76     0.85   1.25     6.13    6.55
AST SA PGI Asset Allocation
  Portfolio Class 3                    734,890 20.22      20.99      15,437,003       3.08     0.85   1.20     5.91    6.28
AST SA Wellington Capital
  Appreciation Portfolio Class 1     2,205,175 30.38      92.80      71,830,939       0.00     0.85   1.25    13.81   14.27
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,579,110 28.54      29.73     164,692,088       0.00     0.85   1.20    13.58   13.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     2,042,628 17.83      22.41      37,867,284       1.83     0.85   1.25     3.86    4.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,143,087 16.79      17.45     189,034,016       1.37     0.85   1.20     3.66    4.02
AST SA Wellington Growth Portfolio
  Class 1                            1,359,826 18.97      51.03      29,961,587       0.55     0.85   1.25     6.11    6.54
AST SA Wellington Growth Portfolio
  Class 3                              338,909 17.86      18.57       6,230,981       0.32     0.85   1.20     5.91    6.28
AST SA Wellington Natural
  Resources Portfolio Class 3          620,083  8.20       8.42       5,194,421       1.13     0.85   1.20   -19.70  -19.42
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,468,341 12.88      13.13      19,201,575       2.78     0.85   1.20     1.62    1.98
FTVIP Franklin Income VIP Fund
  Class 2                            2,725,829 13.86      14.13      38,291,574       4.98     0.85   1.20     3.37    3.73
Invesco V.I. American Franchise
  Fund Series II                       342,917 17.10      17.68       6,029,034       0.00     0.85   1.20     6.88    7.25
Invesco V.I. Comstock Fund Series
  II                                13,432,283 21.16      21.93     293,008,032       1.10     0.85   1.20     7.80    8.18
Invesco V.I. Growth and Income
  Fund Series II                    12,674,952 22.88      23.77     299,533,287       1.50     0.85   1.20     8.65    9.03
Lord Abbett Growth and Income
  Portfolio Class VC                 5,879,894 18.10      18.74     109,905,278       0.66     0.85   1.20     6.37    6.74
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 3,251,181 21.75      22.50      72,949,971       0.42     0.85   1.20    10.20   10.58
SST SA Wellington Real Return
  Portfolio Class 3                  6,541,717 11.80      11.93      77,690,824       0.00     0.85   1.20     0.42    0.77
SAST SA AB Growth Portfolio Class 1    580,540 14.46      57.82      23,798,569       0.13     0.85   1.25    12.75   13.20
SAST SA AB Growth Portfolio Class 3    775,228 13.60      14.14      10,908,983       0.00     0.85   1.20    12.52   12.92
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,503,791 18.08      18.55      44,575,364       0.32     0.85   1.20     7.56    7.94
SAST SA Boston Company Capital
  Growth Portfolio Class 1              73,470 11.61      12.02         880,086       0.07     0.85   1.10     7.40    7.67
SAST SA Boston Company Capital
  Growth Portfolio Class 3             354,790 11.32      11.76       4,134,639       0.00     0.85   1.20     7.03    7.40
SAST SA Columbia Technology
  Portfolio Class 1                     93,595  3.67       3.80         341,976       0.00     0.85   1.10    23.47   23.78
SAST SA Columbia Technology
  Portfolio Class 3                    321,150  3.54       3.71       1,528,426       0.00     0.85   1.20    23.04   23.47
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    971,741 11.25      12.94      11,262,217       0.00     0.85   1.25    -1.52   -1.12
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    968,997 10.55      11.01      10,600,570       0.00     0.85   1.20    -1.72   -1.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                    189,443 23.65      28.36       4,855,018       1.40     0.85   1.25     9.38    9.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,202,212 26.73      27.76      33,004,462       1.46     0.85   1.20     9.16    9.54
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,980,638 24.81      29.85      49,608,225       3.59     0.85   1.25     4.49    4.91
SAST SA Federated Corporate Bond
  Portfolio Class 3                  9,150,213 23.36      24.27     220,890,905       3.70     0.85   1.20     4.28    4.65
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                              126,164 35.14      43.15       5,003,080       1.35     0.85   1.25    28.16   28.68
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              495,078 40.65      42.20      20,740,895       1.06     0.85   1.20    27.91   28.35
SAST SA Franklin Small Company
  Value Portfolio Class 1               87,253            40.10       2,907,424       0.28            1.25            -1.22
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,372,873 14.53      14.89      33,090,241       0.06     0.85   1.20    -1.42   -1.07
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    571,079 17.79      23.63       9,314,790       0.00     0.85   1.25    -1.58   -1.18
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  2,936,775 16.75      17.41      50,678,319       0.00     0.85   1.20    -1.77   -1.43
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      194,077  9.96      10.19       1,935,620       0.00     0.85   1.10     2.59    2.85
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    2,105,569  9.75       9.93      20,567,011       0.00     0.85   1.20     2.24    2.59
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,508,012 15.72      16.12      25,782,415       0.00     0.85   1.20     9.63   10.02
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           888,903 15.22      25.30      18,873,849       1.41     0.85   1.25    10.06   10.50
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3         1,361,038 14.25      14.90      20,070,863       1.24     0.85   1.20     9.84   10.22
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    234,663 18.22      23.01       4,695,540       1.24     0.85   1.25    -7.06   -6.68
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    762,533 21.70      22.50      16,978,736       1.12     0.85   1.20    -7.24   -6.92
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    651,277 16.27      49.15      20,564,924       1.73     0.85   1.25    12.69   13.14
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,581,639 15.26      15.92      71,991,593       1.96     0.85   1.20    12.47   12.86
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    286,740 13.11      28.68       5,382,612       1.41     0.85   1.25     2.90    3.31
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    288,058 12.40      12.83       3,655,848       1.52     0.85   1.20     2.69    3.05
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    901,240 20.95      30.04      19,289,168       1.21     0.85   1.25     3.51    3.92
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  9,956,947 19.74      20.49     202,098,501       1.11     0.85   1.20     3.30    3.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    283,698 16.42      17.00       4,805,305       0.00     0.85   1.10    10.05   10.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,607,238 16.01      16.63      26,412,749       0.00     0.85   1.20     9.67   10.05
SAST SA Large Cap Index Portfolio
  Class 1                              687,292            15.71      10,799,361       1.03            1.25            11.68
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            2,158,590 22.02      54.36      53,314,861       0.61     0.85   1.25     5.41    5.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            5,129,532 20.70      21.54     109,817,430       0.38     0.85   1.20     5.20    5.57
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                    144,142  9.34       9.67       1,390,309       0.35     0.85   1.10    10.70   10.97
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                  1,134,077  9.05       9.46      10,483,778       0.30     0.85   1.20    10.31   10.69
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    266,781 17.87      18.49       4,486,408       0.80     0.85   1.10     9.66    9.94
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  6,425,785 17.20      18.09     114,579,347       0.71     0.85   1.20     9.28    9.66
SAST SA MFS Telecom Utility
  Portfolio Class 1                     98,151 18.55      25.93       2,294,165       2.76     0.85   1.25    11.09   11.54
SAST SA MFS Telecom Utility
  Portfolio Class 3                    124,458 17.46      18.12       2,228,333       2.43     0.85   1.20    10.87   11.26
SAST SA MFS Total Return Portfolio
  Class 1                            3,205,925 22.40      23.20      74,140,520       2.04     0.85   1.10     7.26    7.53
SAST SA MFS Total Return Portfolio
  Class 3                            5,851,721 21.83      22.69     132,290,163       1.88     0.85   1.20     6.89    7.26
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              375,417  9.94      14.58       4,176,783       1.60     0.85   1.25    -9.59   -9.23

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2014                     For the Year Ended December 31, 2014
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            1,725,399  9.37       9.72      16,617,369       1.48     0.85   1.20    -9.77   -9.46
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1          447,283 20.20      31.05       9,617,649       0.39     0.85   1.25     9.07    9.51
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3        1,601,764 19.05      19.77      31,276,333       0.23     0.85   1.20     8.85    9.23
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                    511,888 20.89      28.95      11,319,228       4.81     0.85   1.25    -0.41   -0.01
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                  2,374,483 19.70      20.44      48,236,702       5.34     0.85   1.20    -0.60   -0.26
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              561,863 13.00      16.02       7,705,549       1.79     0.85   1.25   -10.58  -10.22
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                            1,463,561 12.26      12.72      18,589,039       1.38     0.85   1.20   -10.76  -10.44
SAST SA Templeton Foreign Value
  Portfolio Class 3                  9,549,029 11.06      11.33     107,552,889       1.98     0.85   1.20    -8.08   -7.76
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 77,804,052 12.59      12.73     984,908,515       0.65     0.85   1.20     3.08    3.44
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                    283,118 13.33      21.36       5,186,532       0.00     0.85   1.25    -0.70   -0.30
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     92,022 12.67      13.04       1,188,663       0.00     0.85   1.20    -0.90   -0.55
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             607,069 11.34      28.76      10,486,347       0.00     0.85   1.25     6.26    6.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             352,918 10.62      11.10       3,895,605       0.00     0.85   1.20     6.04    6.41

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2019, the date the financial statements were issued, and has determined that no additional items require disclosure.

    American General Life
    Insurance Company
    Audited Statutory Financial Statements
    At December 31, 2018 and 2017 and
    for each of the three years ended December 31, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

                                                                                                                           Page
                                                                                                                           ----
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report..............................................................................................   2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2018 and 2017................   4
Statutory Statements of Operations for the Years Ended December 31, 2018, 2017 and 2016...................................   6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017 and 2016...............   7
Statutory Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016...................................   8

NOTES TO STATUTORY FINANCIAL STATEMENTS
1.   Nature of Operations.................................................................................................   9
2.   Summary of Significant Accounting Policies...........................................................................  10
3.   Investments..........................................................................................................  21
4.   Securities Lending and Repurchase Agreements.........................................................................  29
5.   Restricted Assets....................................................................................................  32
6.   Subprime Mortgage Risk Exposure......................................................................................  32
7.   Derivatives..........................................................................................................  33
8.   Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of   36
       Credit Risk........................................................................................................
9.   Fair Value Measurements..............................................................................................  36
10.  Aggregate Policy Reserves and Deposit Fund Liabilities...............................................................  42
11.  Separate Accounts....................................................................................................  43
12.  Reserves for Guaranteed Policy Benefits and Enhancements.............................................................  46
13.  Participating Policy Contracts.......................................................................................  46
14.  Premium and Annuity Considerations Deferred and Uncollected..........................................................  47
15.  Reinsurance..........................................................................................................  47
16.  Federal Income Taxes.................................................................................................  50
17.  Capital and Surplus..................................................................................................  56
18.  Retirement Plans and Share-Based and Deferred Compensation Plans.....................................................  57
19.  Debt.................................................................................................................  58
20.  Commitments and Contingencies........................................................................................  60
21.  Related Party Transactions...........................................................................................  62
22.  Subsequent Events....................................................................................................  67
23.  Loan-Backed and Structured Security Impairments and Structured Notes Holdings........................................  68

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities...........................................................................  74
Supplemental Investment Risks Interrogatories.............................................................................  76
Supplemental Summary Investment Schedule..................................................................................  82

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                                                                December 31,
                                                              -----------------
(in millions)                                                   2018     2017
-------------                                                 -------- --------
Admitted assets
   Cash and investments......................................
       Bonds................................................. $ 94,693 $ 94,338
       Preferred stock.......................................      303      211
       Common stock..........................................      312       93
       Cash, cash equivalents and short-term investments.....    1,547      119
       Mortgage loans........................................   18,928   15,845
       Real estate...........................................      197      223
       Contract loans........................................    1,307    1,340
       Derivatives...........................................    1,635      655
       Securities lending reinvested collateral assets.......      352    2,418
       Derivative cash collateral............................       20    1,027
       Other invested assets.................................    4,364    5,033
                                                              -------- --------
   Total cash and investments................................  123,658  121,302
   Amounts recoverable from reinsurers.......................      306      426
   Amounts receivable under reinsurance contracts............      372      352
   Current federal income tax recoverable....................      266      241
   Deferred tax asset........................................      517      689
   Due and accrued investment income.........................    1,379    1,096
   Premiums due, deferred and uncollected....................      142       48
   Receivables from affiliates...............................      363      316
   Other assets..............................................      164      131
   Separate account assets...................................   49,618   54,104
                                                              -------- --------
Total admitted assets........................................ $176,785 $178,705
                                                              ======== ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

                                                                                        December 31,
                                                                                     ------------------
(in millions, except per share data)                                                   2018      2017
------------------------------------                                                 --------  --------
Liabilities
   Policy reserves and contractual liabilities......................................
       Life and annuity reserves.................................................... $ 91,355  $ 87,540
       Liabilities for deposit-type contracts.......................................   12,012     9,663
       Accident and health reserves.................................................      788       812
       Premiums received in advance.................................................       11         1
       Policy and contract claims...................................................      573       576
       Policyholder dividends.......................................................       15        19
                                                                                     --------  --------
   Total policy reserves and contractual liabilities................................  104,754    98,611
   Payable to affiliates............................................................      372       425
   Interest maintenance reserve.....................................................    1,278     1,411
   Derivatives......................................................................      209       454
   Payable for securities lending...................................................      447     2,460
   Repurchase agreements............................................................      119     1,174
   Collateral for derivatives program...............................................      835        45
   Funds held under coinsurance.....................................................   10,863    10,435
   Accrued expenses and other liabilities...........................................    1,750     1,740
   Net transfers from separate accounts due or accrued..............................   (1,394)   (1,591)
   Asset valuation reserve..........................................................    1,583     1,536
   Separate account liabilities.....................................................   49,618    54,021
                                                                                     --------  --------
Total liabilities...................................................................  170,434   170,721
                                                                                     --------  --------
Commitments and contingencies (see Note 20)

Capital and surplus
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding...        6         6
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding.        1         1
   Gross paid-in and contributed surplus............................................    3,510     3,510
   Unassigned surplus...............................................................    2,834     4,467
                                                                                     --------  --------
Total capital and surplus...........................................................    6,351     7,984
                                                                                     --------  --------
Total liabilities and capital and surplus........................................... $176,785  $178,705
                                                                                     ========  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

                                                                                             Years Ended December 31,
                                                                                           ---------------------------
(in millions)                                                                                2018      2017     2016
-------------                                                                              --------  -------  --------
Revenues
   Premiums and annuity considerations.................................................... $(10,325) $11,031  $  7,561
   Net investment income..................................................................    6,243    5,881     6,090
   Amortization of interest maintenance reserve...........................................      141      128        99
   Reserve adjustments on reinsurance ceded...............................................   17,732   (1,160)  (10,314)
   Commissions and expense allowances.....................................................      814      798       768
   Separate account fees..................................................................    1,167    1,216     1,025
   Other income...........................................................................      437      472       429
                                                                                           --------  -------  --------
Total revenues............................................................................   16,209   18,366     5,658
                                                                                           --------  -------  --------
Benefits and expenses
   Death benefits.........................................................................      260      760     1,089
   Annuity benefits.......................................................................    1,537    3,374     3,276
   Surrender benefits.....................................................................    7,119    6,452     6,125
   Other benefits.........................................................................      271      565       591
   Change in reserves.....................................................................    3,792      742   (10,216)
   Commissions............................................................................    1,131    1,023     1,045
   General insurance expenses.............................................................      828      969     1,049
   Net transfers (from) to separate accounts..............................................     (774)   1,306       303
   Other expenses.........................................................................      638      592       238
                                                                                           --------  -------  --------
Total benefits and expenses...............................................................   14,802   15,783     3,500
                                                                                           --------  -------  --------
Net gain from operations before dividends to policyholders and federal income taxes.......    1,407    2,583     2,158
Dividends to policyholders................................................................      (13)      18        19
                                                                                           --------  -------  --------
Net gain from operations after dividends to policyholders and before federal income taxes.    1,420    2,565     2,139
Federal income tax expense................................................................      513    1,025     1,182
                                                                                           --------  -------  --------
Net gain from operations..................................................................      907    1,540       957
Net realized capital (losses) gains.......................................................     (342)    (928)      634
                                                                                           --------  -------  --------
Net income................................................................................ $    565  $   612  $  1,591
                                                                                           ========  =======  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                               Gross Paid-
                                                                     Common &    In and
                                                                     Preferred Contributed Unassigned Total Capital
(in millions)                                                          Stock     Surplus    Surplus    and Surplus
-------------                                                        --------- ----------- ---------- -------------
Balance, January 1, 2016............................................    $ 7      $4,318     $ 4,569      $ 8,894
                                                                        ---      ------     -------      -------
   Net income.......................................................     --          --       1,591        1,591
   Change in net unrealized capital gains (losses)..................     --          --        (380)        (380)
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (277)        (277)
   Change in deferred tax...........................................     --          --         290          290
   Change in non-admitted assets....................................     --          --        (243)        (243)
   Change in asset valuation reserve................................     --          --         310          310
   Change in surplus from separate accounts.........................     --          --          48           48
   Other changes in surplus in separate accounts....................     --          --          (6)          (6)
   Capital Changes:
       Return of capital............................................     --        (630)         --         (630)
   Dividends to parent recorded as return of capital................     --          --       2,185        2,185
   Dividends to stockholder.........................................     --          --      (2,740)      (2,740)
   Prior period corrections (see Note 2)............................     --          --         (41)         (41)
                                                                        ---      ------     -------      -------
Balance, December 31, 2016..........................................    $ 7      $3,688     $ 5,306      $ 9,001
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         612          612
   Change in net unrealized capital gains (losses)..................     --          --          36           36
   Change in net unrealized foreign exchange capital gains (losses).     --          --         271          271
   Change in deferred tax...........................................     --          --      (1,286)      (1,286)
   Change in non-admitted assets....................................     --          --       1,001        1,001
   Change in asset valuation reserve................................     --          --          19           19
   Change in surplus from separate accounts.........................     --          --         178          178
   Other changes in surplus in separate accounts....................     --          --        (178)        (178)
   Cumulative effect of changes in accounting principles............     --          --         132          132
   Capital Changes:
       Return of capital............................................     --        (178)         --         (178)
   Dividends to parent recorded as return of capital................     --          --         107          107
   Dividends to stockholder.........................................     --          --      (1,722)      (1,722)
   Prior period corrections (see Note 2)............................     --          --          (9)          (9)
                                                                        ---      ------     -------      -------
Balance, December 31, 2017..........................................    $ 7      $3,510     $ 4,467      $ 7,984
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         565          565
   Change in net unrealized capital gains (losses)..................     --          --          32           32
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (256)        (256)
   Change in deferred tax...........................................     --          --          24           24
   Change in non-admitted assets....................................     --          --        (292)        (292)
   Change in asset valuation reserve................................     --          --         (47)         (47)
   Change in surplus from separate accounts.........................     --          --          74           74
   Other changes in surplus in separate accounts....................     --          --         (74)         (74)
   Dividends to stockholder.........................................     --          --      (1,697)      (1,697)
   Prior period corrections (see Note 2)............................     --          --          38           38
                                                                        ---      ------     -------      -------
Balance, December 31, 2018..........................................    $ 7      $3,510     $ 2,834      $ 6,351
                                                                        ===      ======     =======      =======

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

                                                                         Years Ended December 31,
                                                                        -------------------------
(in millions)                                                             2018     2017     2016
-------------                                                           -------  -------  -------
Cash from operations
   Premium and annuity considerations, collected, net of reinsurance... $11,771  $10,601  $11,433
   Net investment income...............................................   5,468    5,143    5,156
   Other income                                                          (1,848)   1,148    1,056
                                                                        -------  -------  -------
   Total revenue received..............................................  15,391   16,892   17,645
                                                                        -------  -------  -------
   Benefits paid.......................................................   9,107   11,051   10,938
   Net transfers to (from) separate accounts...........................    (971)   1,450      838
   Commissions and expenses paid.......................................   2,907    2,959    2,631
   Dividends paid to policyholders.....................................     (10)      19       22
   Federal income taxes................................................     540      902    1,047
                                                                        -------  -------  -------
   Total benefits and expenses paid....................................  11,573   16,381   15,476
                                                                        -------  -------  -------
Net cash provided by operations........................................   3,818      511    2,169
                                                                        =======  =======  =======
Cash from investments
   Proceeds from investments sold, matured or repaid:
       Bonds...........................................................  18,960   23,013   20,993
       Stocks..........................................................      10       25      558
       Mortgage loans..................................................   1,594    1,727    1,079
       Real estate.....................................................      36       32      115
       Other invested assets...........................................     882    1,630    2,840
       Derivatives.....................................................      --       --    1,185
       Securities lending reinvested collateral assets.................   2,066       --       --
       Miscellaneous proceeds..........................................   1,235    1,281       --
                                                                        -------  -------  -------
   Total proceeds from investments sold, matured or repaid.............  24,783   27,708   26,770
                                                                        -------  -------  -------
   Cost of investments acquired:
       Bonds...........................................................  19,254   21,006   21,386
       Stocks..........................................................     325       64      102
       Mortgage loans..................................................   4,157    4,136    3,190
       Real estate.....................................................      36       92       18
       Other invested assets...........................................   1,343    1,714    1,147
       Securities lending reinvested collateral assets.................      --      279    1,178
       Miscellaneous purchases.........................................   1,309      341    1,937
                                                                        -------  -------  -------
   Total cost of investments acquired..................................  26,424   27,632   28,958
                                                                        -------  -------  -------
   Net adjustment in contract loans....................................     (33)     (29)     (69)
                                                                        -------  -------  -------
Net cash (used in) provided by investing activities....................  (1,608)     105   (2,119)
                                                                        =======  =======  =======
Cash from financing and miscellaneous sources
   Cash provided (applied):
       Return of capital...............................................      --     (178)    (551)
       Federal Home Loan Bank advance payments.........................      --       --     (100)
       Net deposits on deposit-type contracts..........................   1,983      173      359
       Dividends to Parent.............................................  (1,697)  (1,240)    (669)
       Change in securities lending....................................  (2,013)     314    1,183
       Other, net......................................................     945      245     (204)
                                                                        -------  -------  -------
Net cash (used) provided in financing and miscellaneous activities.....    (782)    (686)      18
                                                                        =======  =======  =======
Net increase (decrease) in cash, cash equivalents and short-term
  investments..........................................................   1,428      (70)      67
Cash, cash equivalents and short-term investments at beginning of year.     119      189      121
                                                                        -------  -------  -------
Cash, cash equivalents and short-term investments at end of year....... $ 1,547  $   119  $   189
                                                                        =======  =======  =======
Non-cash activities, excluded from above:
   Non-cash dividends and return of capital............................ $    --  $    --  $(2,156)
   Non-cash transfer from other invested assets to mortgage loans......     787    1,468       --
   Non-cash AIG Global Real Estate transactions........................     644       --       --
   Non-cash Fortitude Re settlement....................................     230       --       --
   Non-cash tax payment................................................      --      671       --
   Non-cash dividends reclass..........................................      --      482       --
   Non-cash Investment Real Estate sale................................     128       --       --

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 - Reinsurance for further details relating to this agreement.

In May 2016, the Company sold AIG Advisor Group, its network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (SSAP) No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge is effective for certain interest rate swaps that are used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL has determined are effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019 or any earlier date relative to changes in the SAP framework that addresses this issue. Upon adoption, the effect of this permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors," as of January 1, 2015, while the effect of the expanded permitted practice to include swaptions was reported as a change in accounting principle as of January 1, 2017 and increased surplus by $132 million.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

                                                                          December 31,
                                                                     ----------------------
(in millions)                                                  SSAP#  2018    2017    2016
-------------                                                  ----- ------  ------  ------
NET INCOME
State basis...................................................       $  565  $  612  $1,591
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges - NII.......................   86      47       6     (12)
   Effective interest rate hedges - RG(L).....................           12      (6)    (12)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R      --      --      --
                                                                     ------  ------  ------
Net income, NAIC SAP..........................................       $  624  $  612  $1,567
                                                                     ======  ======  ======
SURPLUS
State basis...................................................       $6,351  $7,984  $9,001
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges.............................   86    (403)   (430)   (645)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R     (24)    (24)    (24)
                                                                     ------  ------  ------
Statutory capital and surplus, NAIC SAP.......................       $5,924  $7,530  $8,332
                                                                     ======  ======  ======

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

..   application of other-than-temporary impairments (OTTI);

..   estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

..   fair value measurements of certain financial assets; and

..   policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The Company does not believe such revisions would have a material impact on statutory capital and surplus.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that
(1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities
(CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2018, except as allowed under the permitted practice described above related to certain hedges beginning in 2015.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of
(a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs,

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $2.9 billion and $2.6 billion at December 31, 2018 and 2017, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $90 million at December 31, 2018.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of
(1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG
43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

The Company had $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, and $56.8 billion of insurance in-force and $1.3 billion of reserves as of December 31, 2017, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

In 2016, certain prior year errors were identified and corrected, which decreased unassigned surplus by $41 million.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 - 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs
(DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include
1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

                                                                              Gross      Gross
                                                                  Statement Unrealized Unrealized
(in millions)                                                       Value     Gains      Losses   Fair Value
-------------                                                     --------- ---------- ---------- ----------
December 31, 2018
Bonds:
   U.S. government obligations...................................  $ 1,754    $   45    $   (42)   $  1,757
   All other governments.........................................    3,046        77       (144)      2,979
   States, territories and possessions...........................      309        22         (1)        330
   Political subdivisions of states, territories and possessions.      376        36         (4)        408
   Special revenue...............................................    8,642       357       (135)      8,864
   Industrial and miscellaneous..................................   79,780     3,574     (1,954)     81,400
   Hybrid securities.............................................      785       132        (19)        898
   Parent, subsidiaries and affiliates...........................       --        --         --          --
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,692     4,243     (2,299)     96,636
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      303        12         (1)        314
   Common stock*.................................................      312        --         --         312
                                                                   -------    ------    -------    --------
Total equity securities..........................................      615        12         (1)        626
                                                                   -------    ------    -------    --------
Total............................................................  $95,307    $4,255    $(2,300)   $ 97,262
                                                                   =======    ======    =======    ========
December 31, 2017................................................
Bonds:
   U.S. government obligations...................................  $ 1,215    $   59    $    (9)   $  1,265
   All other government..........................................    2,878       210        (31)      3,057
   States, territories and possessions...........................      396        46         --         442
   Political subdivisions of states, territories and possessions.      398        63         (1)        460
   Special revenue...............................................    8,360       567        (56)      8,871
   Industrial and miscellaneous..................................   76,098     6,461       (418)     82,141
   Hybrid securities.............................................      578       207         (3)        782
   Parent, subsidiaries and affiliates...........................    4,415       437         --       4,852
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,338     8,050       (518)    101,870
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      211        18         --         229
   Common stock*.................................................       93        --         --          93
                                                                   -------    ------    -------    --------
Total equity securities..........................................      304        18         --         322
                                                                   -------    ------    -------    --------
Total............................................................  $94,642    $8,068    $  (518)   $102,192
                                                                   =======    ======    =======    ========

* Common stock includes $109 million and $6 million of investments in affiliates at December 31, 2018 and 2017, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                       Less than 12 Months 12 Months or More        Total
                                                       -----------------   -----------------  -----------------
                                                                  Gross              Gross              Gross
                                                        Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
(in millions)                                           Value     Losses    Value    Losses    Value    Losses
-------------                                          -------  ---------- ------- ---------- ------- ----------
December 31, 2018
Bonds:
   U.S. government obligations........................ $   317   $   (11)  $   751   $ (31)   $ 1,068  $   (42)
   All other government...............................   1,295       (85)      610     (58)     1,905     (143)
   U.S. States, territories and possessions...........      67        (1)       --      --         67       (1)
   Political subdivisions of states, territories and
     possessions......................................      85        (1)       34      (3)       119       (4)
   Special revenue....................................   1,698       (46)    2,313     (89)     4,011     (135)
   Industrial and miscellaneous.......................  26,952    (1,193)    9,726    (778)    36,678   (1,971)
   Hybrid securities..................................     174       (11)       58      (8)       232      (19)
   Parent, subsidiaries and affiliates................      --        --        --      --         --       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................  30,588    (1,348)   13,492    (967)    44,080   (2,315)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................      95        (1)        5      --        100       (1)
   Common stock.......................................      61       (14)       --      --         61      (14)
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................     156       (15)        5      --        161      (15)
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $30,744   $(1,363)  $13,497   $(967)   $44,241  $(2,330)
                                                       =======   =======   =======   =====    =======  =======
December 31, 2017
Bonds:
   U.S. government obligations........................ $   336   $    (4)  $    76   $  (5)   $   412  $    (9)
   All other government...............................     473       (25)      145      (6)       618      (31)
   U.S States, territories and possessions............      25        --         5      --         30       --
   Political subdivisions of states, territories and
     possessions......................................      --        --        --      --         --       --
   Special revenue....................................   1,609       (23)      758     (33)     2,367      (56)
   Industrial and miscellaneous.......................   7,272      (235)    3,713    (191)    10,985     (426)
   Hybrid securities..................................      54        (3)        8      --         62       (3)
   Parent, subsidiaries and affiliates................     136        --        --      --        136       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................   9,905      (290)    4,705    (235)    14,610     (525)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................       5        --         5      --         10       --
   Common stock.......................................       1        --        --      --          1       --
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................       6        --         5      --         11       --
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $ 9,911   $  (290)  $ 4,710   $(235)   $14,621  $  (525)
                                                       =======   =======   =======   =====    =======  =======

As of December 31, 2018 and 2017, the number of bonds and equity securities in an unrealized loss position was 3,983 and 1,814, respectively. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018. Bonds comprised 1,778 of the total, of which 526 were in a continuous loss position greater than 12 months at December 31, 2017.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2018 and 2017, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

                                                   Statement  Fair
           (in millions)                             Value    Value
           -------------                           --------- -------
           December 31, 2018
           Due in one year or less................  $ 1,217  $ 1,226
           Due after one year through five years..   10,609   10,687
           Due after five years through ten years.   15,586   15,475
           Due after ten years....................   37,210   37,552
           LBaSS..................................   30,129   31,757
                                                    -------  -------
           Total..................................  $94,751  $96,697
                                                    =======  =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $154 million and $175 million at December 31, 2018 and 2017, respectively, which is the fair value. At December 31, 2018 and 2017, the Company had no income excluded from due and accrued for bonds.

At December 31, 2018, the Company's bond portfolio included bonds totaling
$6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries. At December 31, 2017, the Company's bond portfolio included bonds totaling $5.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

                                             December 31,
                                             ----------
                                             2018   2017
                                             ----   ----
                       Consumer cyclical.... 17.2%  14.9%
                       Consumer Noncyclical. 16.9   14.2
                       Energy............... 12.0   16.8

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Statement  Fair   Statement  Fair
   (in millions)                            Value    Value    Value    Value
   -------------                          --------- ------- --------- -------
   Loan-backed and structured securities.  $30,129  $31,757  $31,991  $34,474
                                           =======  =======  =======  =======

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018 and 2017, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2018 and 2017, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2018, 2017 and 2016, the Company recognized total OTTI of $47 million, $54 million and $118 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2018 and 2017, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

                      Less than 12 Months 12 Months or More       Total
                      ------------------  ----------------  -----------------
                                Gross              Gross              Gross
                      Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
   (in millions)      Value     Losses    Value    Losses    Value    Losses
   -------------      ------  ----------  ------ ---------- ------- ----------
   December 31, 2018
      LBaSS.......... $6,672    $(143)    $3,696   $(137)   $10,368   $(280)
   December 31, 2017.
      LBaSS.......... $3,896    $ (59)    $1,667   $ (81)   $ 5,563   $(140)
                      ======    =====     ======   =====    =======   =====

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for
LBaSS:

                                                                                                         December 31,
                                                                                                         -------------
(in millions)                                                                                             2018   2017
-------------                                                                                            ------ ------
Balance, beginning of year.............................................................................. $1,535 $1,481
Increases due to:
   Credit impairment on new securities subject to impairment losses.....................................      9     31
   Additional credit impairment on previously impaired investments......................................     38     30
Reduction due to:
   Credit impaired securities fully disposed for which there was no prior intent or requirement to sell.    180      7
                                                                                                         ------ ------
Balance, end of year.................................................................................... $1,402 $1,535
                                                                                                         ====== ======

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2018.

Mortgage Loans

Mortgage loans had outstanding principal balances of $19.1 billion and $16.0 billion at December 31, 2018 and 2017, respectively. Contractual interest rates range from 1.90 percent to 10.10 percent. The mortgage loans at December 31, 2018 had maturity dates ranging from 2019 to 2055.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

                                                December 31,
                                                ------------
                                                 2018   2017
                                                -----  -----
                   Geographic distribution:
                      Mid-Atlantic.............  26.3%  28.2%
                      Foreign..................  21.9   16.0
                      Pacific..................  15.6   17.3
                      South Atlantic...........  12.6   12.9
                      West South Central.......   7.4    6.8
                      New England..............   5.6    7.0
                      East North Central.......   5.1    5.1
                      Mountain.................   4.1    4.8
                      East South Central.......   0.8    0.8
                      West North Central.......   0.6    1.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====
                   Property type distribution:
                      Multi-family.............  31.1%  24.0%
                      Office...................  28.6   28.7
                      Retail...................  13.9   15.2
                      Industrial...............   8.1    6.9
                      Hotel/Motel..............   7.6    9.1
                      Other....................  10.7   16.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====

At December 31, 2018, there were 244 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately
82 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2018 and 2017:

                                   Years Ended December 31,
                                ------------------------------
                                     2018            2017
                                --------------  --------------
                 (in millions)  Maximum Minimum Maximum Minimum
                 -------------  ------- ------- ------- -------
                 Multi-family..  5.75%   2.05%   7.37%   2.10%
                 Retail........  5.48    3.82    5.06    2.53
                 Office........  5.10    3.02    9.17    1.90
                 Hotel.........  4.80    3.00    4.61    4.25
                 Industrial....  4.53    2.11    4.97    2.15
                 Other.........  5.39    3.16    5.00    3.00

The Company did not reduce any interest rates during 2018 and 2017.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was
95.0 percent for both 2018 and 2017.

At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. At December 31, 2017, the Company held $217 million in impaired mortgages with $12 million of related allowances for credit losses and $205 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $201 million and $273 million, at December 31, 2018 and 2017, respectively. The Company recognized interest income of $5 million, $3 million and $12 million, in 2018, 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

                                                                        December 31,
                                                                       ---------------
(in millions)                                                          2018 2017  2016
-------------                                                          ---- ----  ----
Balance, beginning of year............................................ $129 $ 89  $72
   Additions (reductions) charged to unrealized capital loss..........   43   53   17
   Direct write-downs charged against allowance.......................   --  (13)  --
                                                                       ---- ----  ---
Balance, end of year.................................................. $172 $129  $89
                                                                       ==== ====  ===

During 2018, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

                                                      December 31,
                                                     ---------------
            (in millions)                             2018    2017
            -------------                            ------- -------
            Current................................. $18,922 $15,834
            30 - 59 days past due...................       4       8
            60 - 89 days past due...................       1       2
            90 - 179 days past due..................       1       1
                                                     ------- -------
            Total................................... $18,928 $15,845
                                                     ======= =======

At December 31, 2018 and 2017, the Company had mortgage loans outstanding under participant or co-lender agreements of $15.8 billion and $13.2 billion, respectively.

The Company had $169 million and $205 million in restructured loans at December 31, 2018 and 2017, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2018 and 2017. At December 31, 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms. The Company has an outstanding commitment of $4 million to debtors that hold loans with restructured terms, at December 31, 2017.

Real Estate

The following table presents the components of the Company's investment in real estate:

                                                                  December 31,
                                                                  ------------
     (in millions)                                                2018   2017
     -------------                                                ----   ----
     Properties occupied by the Company.......................... $ 53   $ 42
     Properties held for production of income....................  110    181
     Properties held for sale....................................   34     --
                                                                   ----  ----
     Total....................................................... $197   $223
                                                                   ====  ====

The Company recognized gains of $1 million, $13 million and $16 million on the sale of real estate property in 2018, 2017 and 2016, respectively. The Company recognized $11 million of impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017. The Company recognized
$2 million of impairment write-downs for its investment in real estate during 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table presents the components of the Company's other invested assets:

                                                           December 31,
                                                          --------------
       (in millions)                                       2018    2017
       -------------                                      ------  ------
       Investments in limited liability companies........ $1,474  $2,201
       Investments in limited partnerships...............  1,877   1,759
       Other unaffiliated investments....................  1,026     693
       Receivable for securities.........................    138     541
       Initial margin for futures........................      2      20
       Non-admitted assets...............................   (153)   (181)
                                                          ------  ------
       Total............................................. $4,364  $5,033
                                                          ======  ======

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $912 million at December 31, 2018. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $44 million, $89 million and $148 million during 2018, 2017 and 2016, respectively.

Net Investment Income

The following table presents the components of net investment income:

                                                      Years ended December 31,
                                                      ----------------------
   (in millions)                                       2018     2017    2016
   -------------                                      ------   ------  ------
   Bonds............................................. $4,897   $4,788  $5,026
   Preferred stocks..................................     13       11      15
   Common stocks.....................................      5        3       2
   Cash and short-term investments...................     29       22       4
   Mortgage loans....................................    798      675     508
   Real estate*......................................     50       53      60
   Contract loans....................................     82       87      90
   Derivatives.......................................    210     (121)   (106)
   Investment income from affiliates.................    165      372     426
   Other invested assets.............................    239      250     325
                                                      ------   ------  ------
   Gross investment income...........................  6,488    6,140   6,350
   Investment expenses...............................   (245)    (259)   (260)
                                                      ------   ------  ------
   Net investment income............................. $6,243   $5,881  $6,090
                                                      ======   ======  ======

* Includes amounts for the occupancy of Company-owned property of $11 million in both 2018 and 2017, and $16 million in 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

                                                      Years Ended December 31,
                                                      ---------------------
   (in millions)                                       2018      2017    2016
   -------------                                      -----    -------  -----
   Bonds............................................. $ (81)   $   109  $(406)
   Preferred stocks..................................    --          1     --
   Common stocks.....................................    --         --    303
   Cash and short-term investments...................    (2)       (13)    (8)
   Mortgage loans....................................   (26)         6    (13)
   Real estate.......................................   (10)         7     41
   Derivatives.......................................  (330)    (1,412)   377
   Other invested assets.............................    28         65    504
                                                      -----    -------  -----
   Realized capital (losses) gains...................  (421)    (1,237)   798
   Federal income tax benefit (expense)..............    88        433   (279)
   Net (gains) losses transferred to IMR.............    (9)      (124)   115
                                                      -----    -------  -----
   Net realized capital (losses) gains............... $(342)   $  (928) $ 634
                                                      =====    =======  =====

During 2018, 2017 and 2016, the Company recognized $192 million, $98 million and $237 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

                                                     Years Ended December 31,
                                                     -----------------------
  (in millions)                                       2018    2017     2016
  -------------                                      ------  ------  -------
  Proceeds.......................................... $8,165  $7,403  $11,470
                                                     ------  ------  -------
  Gross realized capital gains...................... $  191  $  330  $   337
  Gross realized capital losses.....................   (176)    (87)    (446)
                                                     ------  ------  -------
  Net realized capital gains (losses)............... $   15  $  243  $  (109)
                                                     ======  ======  =======

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

                                                                       Years Ended December 31,
                                                                       -----------------------
(in millions)                                                           2018     2017    2016
-------------                                                           -----   -----   -----
Bonds................................................................. $(171)   $ 253   $(107)
Preferred and common stocks...........................................   (12)      (3)    (53)
Mortgage loans........................................................  (248)     179    (203)
Derivatives...........................................................    88     (107)    207
Other invested assets.................................................    (6)      32    (865)
Other.................................................................    32      (71)     --
Federal income tax benefit............................................    93       24     364
                                                                        -----   -----   -----
Net change in unrealized (losses) gains of investments................ $(224)   $ 307   $(657)
                                                                        =====   =====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

                                                     Number             Aggregate
                                                     of 5*    Aggregate   Fair
Investment                                         Securities   BACV      Value
----------                                         ---------- --------- ---------
(in millions)
-------------
2018
Bonds - AC........................................     23       $296      $294
LBass - AC........................................      2         34        34
Preferred Stock - AC..............................      4          5         8
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     29       $336      $336
                                                       ==       ====      ====
2017
Bonds - AC........................................     16       $135      $135
LBass - AC........................................     --         --        --
Preferred Stock - AC..............................     --         --        --
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     16       $135      $135
                                                       ==       ====      ====
AC - Amortized Cost
FV - Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2018 and 2017, the Company had bonds loaned with a fair value of approximately $438 million and $2.4 billion, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         30 days or less................................... $148  $  514
         31 to 60 days.....................................   68     899
         61 to 90 days.....................................  231   1,047
                                                            ----  ------
         Subtotal..........................................  447   2,460
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $447  $2,460
                                                            ====  ======

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

                                   December 31, 2018    December 31, 2017
                                  -------------------- --------------------
                                  Amortized            Amortized
     (in millions)                  Cost    Fair Value   Cost    Fair Value
     -------------                --------- ---------- --------- ----------
     Open positions..............   $352       $352     $2,418     $2,418
                                    ----       ----     ------     ------
     Subtotal....................    352        352      2,418      2,418
     Securities collateral
       received..................     --         --         --         --
                                    ----       ----     ------     ------
     Total collateral reinvested.   $352       $352     $2,418     $2,418
                                    ====       ====     ======     ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Repurchase Agreements

At December 31, 2018 and 2017, bonds with a fair value of approximately $124 million and $1.2 billion, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         Open positions.................................... $119  $   --
         30 days or less...................................   --     354
         31 to 60 days.....................................   --     439
         61 to 90 days.....................................   --     381
         Greater than 90 days..............................   --      --
                                                            ----  ------
         Subtotal..........................................  119   1,174
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $119  $1,174
                                                            ====  ======

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $ 47    $262    $110    $148    $ 98   $  225   $119    $ 24
Overnight...............................    --     366      32      --      --      318     61      --
2 Days to 1 Week........................    --     357     107      --      --      732    172       5
> 1 Week to 1 Month.....................    --     512     199      --     176    1,044    624      65
> 1 Month to 3 Months...................    --     861     290      --      34    1,615    636      31
> 3 Months to 1 Year....................    --     128      13      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $107    $158    $125    $137    $111   $  140   $128    $119
Overnight...............................    --      93      16      93       1      121     11      --
2 Days to 1 Week........................    --      --      --      --      13       13     13      --
> 1 Week to 1 Month.....................    --      --      --      --      --       --     --      --
> 1 Month to 3 Months...................    --      --      --      --      --       --     --      --
> 3 Months to 1 Year....................    --      --      --      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the Company's liability to return collateral for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $ 47   $2,485   $751    $148    $308   $3,933  $1,612   $124

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
                                         Minimum Maximum Balance Balance Minimum Maximum Balance Balance
                                         ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $107   $  251   $140    $230    $124   $  273  $  151   $119

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

                                            December 31, 2018 December 31, 2017
                                            ----------------- ----------------
                                            Amortized  Fair   Amortized  Fair
   (in millions)                              Cost     Value    Cost     Value
   -------------                            ---------  -----  ---------  ------
   Open positions..........................   $129     $124    $   --    $   --
   Greater than three years................     --       --     1,095     1,196
                                              ----     ----    ------    ------
   Subtotal................................    129      124     1,095     1,196
   Securities collateral received..........     --       --        --        --
                                              ----     ----    ------    ------
   Total collateral reinvested.............   $129     $124    $1,095    $1,196
                                              ====     ====    ======    ======

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $128     $--     $--     $--    $109
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     134      --      --      --     108

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $242     $--     $--     $--    $129
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     233      --      --      --     124

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                     1     2      3      4      5      6      7       8
                                                                     Non-
     (in millions)  None NAIC 1 NAIC 2 NAIC 3 NAIC 4 NAIC 5 NAIC 6 Admitted
     -------------  ---- ------ ------ ------ ------ ------ ------ --------
      Bonds - FV... $--   $27    $66    $16    $16    $--    $--     $--
                    ===   ===    ===    ===    ===    ===    ===     ===

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

                                                   December 31,
                                                   -------------
                (in millions)                       2018   2017
                -------------                      ------ ------
                On deposit with states............ $   48 $   48
                Securities lending................    425  2,112
                Collateral held on securities
                  lending.........................    447  2,460
                FHLB stock and collateral pledged.  3,851  1,042
                Subject to repurchase agreements..    129  1,095
                Collateral for derivatives........    580  1,559
                Guaranteed interest contracts.....     44    117
                Other restricted assets...........     78     --
                                                   ------ ------
                Total............................. $5,602 $8,433
                                                   ====== ======

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

..   An interest rate above prime to borrowers who do not qualify for prime rate loans;

..   Borrowers with low credit ratings (FICO scores);

..   Interest-only or negative amortizing loans;

..   Unconventionally high initial loan-to-value ratios;

..   Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

..   Borrowers with less than conventional documentation of their income and/or net assets;

..   Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

..   Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company's investments with subprime exposures:

                                                       Book
                                                     Adjusted                OTTI
                                                     Statement            Recognized
(in millions)                            Actual Cost   Value   Fair Value  to Date
-------------                            ----------- --------- ---------- ----------
December 31, 2018
In general account:
   RMBS.................................   $1,210     $1,167     $1,390      $(15)
   CDOs.................................      911        923        957        (8)
   CMBS.................................       11         11         10        --
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,132     $2,101     $2,357      $(23)
                                           ======     ======     ======      ====
December 31, 2017
In general account:
   RMBS.................................   $1,152     $1,174     $1,419      $(22)
   CDOs.................................    1,013      1,017      1,055       (22)
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,165     $2,191     $2,474      $(44)
                                           ======     ======     ======      ====

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. As discussed in Note 2, the Company received approval from the TDI to apply a permitted practice, whereby certain interest rate swaps and swaptions that are used to hedge guaranteed minimum withdrawal benefits are reported at amortized cost. The cost basis of these swaps is carried on the balance sheet and amortized into net investment income over the life of the swap. Periodic cash settlements are also recognized in net investment income. All other derivative financial instruments that do not qualify for hedge accounting are carried at fair value and the changes in fair value are recorded in surplus as unrealized gains or losses, net of deferred taxes. The statement value of the Company's exchange traded futures contracts reflects the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $88 million in 2018, an unrealized capital loss of $107 million in 2017 and an unrealized gain of $207 million in 2016, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

                                               December 31, 2018              December 31, 2017
                                         -----------------------------  -----------------------------
                                         Contract or                    Contract or
                                          Notional   Statement  Fair     Notional   Statement  Fair
(in millions)                              Amount      Value    Value     Amount      Value    Value
-------------                            ----------- --------- -------  ----------- --------- -------
Assets:
   Interest rate contracts..............   $26,901    $ 1,360  $ 1,080    $24,647    $   669  $   349
   Foreign exchange contracts...........     6,331        511      511      2,302        398      398
   Equity contracts.....................    45,769        902      902     25,379      1,137    1,137
                                           -------    -------  -------    -------    -------  -------
Derivative assets, gross................    79,001      2,773    2,493     52,328      2,204    1,884
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative assets, net..................   $79,001    $ 1,635  $ 1,094    $52,328    $   655  $   335
                                           =======    =======  =======    =======    =======  =======
Liabilities:
   Interest rate contracts..............   $16,121    $   426  $   549    $20,310    $   661  $   771
   Foreign exchange contracts...........     2,328        266      266      4,796        448      448
   Equity contracts.....................    33,886        649      649     11,318        889      889
   Other contracts......................        58          6        6         59          5        5
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, gross...........    52,393      1,347    1,470     36,483      2,003    2,113
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, net.............   $52,393    $   209  $    71    $36,483    $   454  $   564
                                           =======    =======  =======    =======    =======  =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

                                                                             December 31, 2018    December 31, 2017
                                                                            -------------------  -------------------
(in millions)                                                                Assets  Liabilities  Assets  Liabilities
-------------                                                               -------  ----------- -------  -----------
Gross amount recognized.................................................... $ 2,773    $(1,347)  $ 2,204    $(2,003)
Amount offset..............................................................  (1,138)     1,138    (1,549)     1,549
                                                                            -------    -------   -------    -------
Net amount presented in the Statement of Admitted Assets, Liabilities, and
  Capital and Surplus...................................................... $ 1,635    $  (209)  $   655    $  (454)
                                                                            =======    =======   =======    =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

                                      December 31, 2018 December 31, 2017
                                      ----------------- -----------------
                                      Contract          Contract
                                         or     Final      or     Final
                                      Notional Maturity Notional Maturity
       (in millions)                   Amount    Date    Amount    Date
       -------------                  -------- -------- -------- --------
       Derivative assets:
          Interest rate contracts.... $26,901    2055   $24,646    2049
          Foreign exchange contracts.   6,331    2056     2,302    2035
          Equity contracts...........  45,769    2028    25,379    2028
       Derivative liabilities:
          Interest rate contracts....  16,121    2056    20,310    2056
          Foreign exchange contracts.   2,328    2051     4,796    2056
          Equity contracts...........  33,886    2022    11,318    2022
          Other contracts............      58    2042        59    2042

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated
$466 million and $710 million at December 31, 2018 and 2017, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

                                                                  Admitted
                                                      Aggregate   Assets or
(in millions)                                         Fair Value Liabilities Level 1 Level 2 Level 3
-------------                                         ---------- ----------- ------- ------- -------
December 31, 2018
Assets:
   Bonds.............................................  $ 96,620    $94,675   $   35  $79,744 $16,841
   Preferred stocks..................................       240        228        6      220      14
   Common stocks.....................................       138        138       --      138      --
   Cash, cash equivalents and short-term investments.     1,547      1,547    1,228      319      --
   Mortgage loans....................................    19,182     18,928       --       --  19,182
   Contract loans....................................     1,307      1,307       --       --   1,307
   Derivatives.......................................       404        807       --      404      --
   Receivables for securities........................       138        138       --      138      --
   Securities lending reinvested collateral assets...       352        352       --      352      --
   Separate account assets...........................     5,484      5,618       --    5,484      --
Liabilities:
   Policy reserves and contractual liabilities.......    11,843     11,191       --      339  11,504
   Payable for securities............................       362        362       --      362      --
   Payable for securities lending....................       447        447       --      447      --
                                                       ========    =======   ======  ======= =======
December 31, 2017....................................
Assets:
   Bonds.............................................  $101,792    $94,260   $  200  $82,367 $19,225
   Preferred stocks..................................       229        211       11      205      13
   Common stocks.....................................        38         38       --       38      --
   Cash, cash equivalents and short-term investments.       119        119      (96)     215      --
   Mortgage loans....................................    16,156     15,845       --       --  16,156
   Contract loans....................................     1,340      1,340       --       --   1,340
   Receivables for securities........................       541        541       --      541      --
   Securities lending reinvested collateral assets...     2,418      2,418       --    2,418      --
   Separate account assets...........................     4,470      4,553       --    4,092     378
Liabilities:
   Policy reserves and contractual liabilities.......     7,673      6,507       --      386   7,287
   Derivatives.......................................       548        118       --      548      --
   Payable for securities............................       554        554       --      554      --
   Payable for securities lending....................     2,460      2,460       --    2,460      --
                                                       ========    =======   ======  ======= =======

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

                                                                Counterparty
(in millions)                           Level 1 Level 2 Level 3   Netting*    Total
-------------                           ------- ------- ------- ------------ -------
December 31, 2018
Assets at fair value:
Bonds..................................
   U.S. special revenue................ $    -- $   --   $  1     $    --    $     1
   Industrial and miscellaneous........      --      4     13          --         17
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --      4     14          --         18
                                        ------- ------   ----     -------    -------
Preferred stock........................
   Industrial and miscellaneous........      --     --     75          --         75
                                        ------- ------   ----     -------    -------
   Total preferred stock...............      --     --     75          --         75
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........      21     --      3          --         24
   Mutual funds........................      41     --     --          --         41
                                        ------- ------   ----     -------    -------
   Total common stock..................      62     --      3          --         65
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    212     --          --        212
   Foreign exchange contracts..........      --    511     --          --        511
   Equity contracts....................     129    704     69          --        902
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative assets................     129  1,427     69      (1,138)       487
                                        ------- ------   ----     -------    -------
Separate account assets................  42,094  1,905     --          --     43,999
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $42,285 $3,336   $161     $(1,138)   $44,644
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     3 $   82   $ --     $    --    $    85
   Foreign exchange contracts..........      --    266     --          --        266
   Equity contracts....................       9    640     --          --        649
   Other contracts.....................      --     --      6          --          6
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........      12    988      6      (1,138)      (132)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $    12 $  988   $  6     $(1,138)   $  (132)
                                        ======= ======   ====     =======    =======
December 31, 2017......................
Assets at fair value:
Bonds..................................
   Industrial and miscellaneous........ $    -- $   76   $  2     $    --    $    78
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --     76      2          --         78
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........       2     --      3          --          5
   Mutual funds........................      44     --     --          --         44
   Parent, subsidiaries and affiliates.       6     --     --          --          6
                                        ------- ------   ----     -------    -------
   Total common stock..................      52     --      3          --         55
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    232     --          --        232
   Foreign exchange contracts..........      --    398     --          --        398
   Equity contracts....................     181    877     78          --      1,136
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative assets................     181  1,507     78      (1,549)       217
                                        ------- ------   ----     -------    -------
Separate account assets................  47,609  1,941     --          --     49,550
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $47,842 $3,524   $ 83     $(1,549)   $49,900
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     2 $  105   $ --     $    --    $   107
   Foreign exchange contracts..........      --    448     --          --        448
   Equity contracts....................       1    888     --          --        889
   Other contracts.....................      --     --      5          --          5
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........       3  1,441      5      (1,549)      (100)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $     3 $1,441   $  5     $(1,549)   $  (100)
                                        ======= ======   ====     =======    =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

                                                           Preferred Common Derivative Total  Derivative
(in millions)                                       Bonds   Stocks   Stocks   Assets   Assets Liabilities
-------------                                       -----  --------- ------ ---------- ------ -----------
Balance, January 1, 2016........................... $ 163     --      $--      $ 53    $ 216      $ 8
Total realized/unrealized capital gains or losses:
   Included in net income..........................    20     --       --         4       24        2
   Included in surplus.............................     2     --       --         3        5       (3)
Purchases, issuances and settlements...............   210     --       --        (5)     205       (2)
Transfers into Level 3.............................    81     --       --        --       81       --
Transfers out of Level 3...........................  (316)    --       --        --     (316)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2016......................... $ 160     --      $--      $ 55    $ 215      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (5)    --       --        15       10        1
   Included in surplus.............................    17     --       --        24       41       --
Purchases, issuances and settlements...............    45     --        3       (15)      33       (1)
Transfers into Level 3.............................     1     --       --        --        1       --
Transfers out of Level 3...........................  (216)    --       --        --     (216)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2017......................... $   2     --      $ 3      $ 79    $  84      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (1)    --       --        13       12        1
   Included in surplus.............................    (1)    --        6       (44)     (39)       1
Purchases, issuances and settlements...............    12     75        1        21      109       (1)
Transfers into Level 3.............................    17     --       --        --       17       --
Transfers out of Level 3...........................   (15)    --       (7)       --      (22)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2018                          $  14     75      $ 3      $ 69    $ 161      $ 6
                                                    =====     ==      ===      ====    =====      ===

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2018 and 2017, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2018 and 2017 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

      (in millions)                         Level 1 Level 2 Level 3 Total
      -------------                         ------- ------- ------- ------
      December 31, 2018
      Derivative assets at fair value......  $129   $1,427    $69   $1,625
      Derivative liabilities at fair value.    12      988      6    1,006
      December 31, 2017....................
      Derivative assets at fair value......  $181   $1,508    $78   $1,767
      Derivative liabilities at fair value.     3    1,441      5    1,449

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

                                                                           Years ended
                                                                          December 31,
                                                                       ------------------
(in millions)                                                            2018      2017
-------------                                                          --------  --------
Life insurance........................................................ $ 37,837  $ 36,825
Annuities (excluding supplementary contracts with life contingencies).   72,274    69,334
Supplementary contracts with life contingencies.......................      517       467
Accidental death benefits.............................................       20        21
Disability - active lives.............................................       34        36
Disability - disabled lives...........................................      255       269
Excess of AG 43 reserves over basic reserves..........................    1,303       910
Deficiency reserves...................................................    1,497     1,266
Other miscellaneous reserve...........................................      832       688
                                                                       --------  --------
   Gross life and annuity reserves....................................  114,569   109,816
   Reinsurance ceded..................................................  (23,214)  (22,276)
                                                                       --------  --------
Net life and annuity reserves.........................................   91,355    87,540
                                                                       --------  --------
Accident and health reserves..........................................
   Unearned premium reserves..........................................       11        13
   Present value of amounts not yet due on claims.....................      255       282
   Additional contract reserves.......................................      544       547
                                                                       --------  --------
   Gross accident and health reserves.................................      810       842
   Reinsurance ceded..................................................      (22)      (30)
                                                                       --------  --------
Net accident and health reserves......................................      788       812
                                                                       --------  --------
Aggregate policy reserves............................................. $ 92,143  $ 88,352
                                                                       ========  ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

                                                                            Separate   Separate
                                                                            Accounts   Accounts
                                                                   General    With       Non-
(in millions)                                                      Account Guarantee* Guaranteed*  Total   Percent
-------------                                                      ------- ---------- ----------- -------- -------
December 31, 2018
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $16,120   $1,482     $    --   $ 17,602   13.6%
   At book value less current surrender charge of 5% or more......   9,677       --          --      9,677    7.5
   At fair value..................................................      --       71      39,763     39,834   30.8
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  25,797    1,553      39,763     67,113   51.9
At book value with minimal or no charge or no adjustment..........  31,229       --           1     31,230   24.1
Not subject to discretionary withdrawal...........................  27,794    3,187          83     31,064   24.0
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  84,820    4,740      39,847    129,407  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $84,499   $4,740     $39,847   $129,086
                                                                   =======   ======     =======   ========
December 31, 2017.................................................
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $13,452   $1,254     $    --   $ 14,706   11.5%
   At book value less current surrender charge of 5% or more......   7,872       --          --      7,872    6.1
   At fair value..................................................      --       88      44,892     44,980   35.1
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  21,324    1,342      44,892     67,558   52.7
At book value with minimal or no charge or no adjustment..........  32,754       --           2     32,756   25.5
Not subject to discretionary withdrawal...........................  25,419    2,500          86     28,005   21.8
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  79,497    3,842      44,980    128,319  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $79,176   $3,842     $44,980   $127,998
                                                                   =======   ======     =======   ========

* Represents annuity reserves reported in separate accounts liabilities.

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

                                                      December 31, 2018    December 31, 2017
                                                     -------------------- --------------------
                                                                Separate             Separate
                                                                Accounts             Accounts
                                                                 Assets               Assets
                                                      Legally     (Not     Legally     (Not
                                                     Insulated  Legally   Insulated  Legally
(in millions)                                         Assets   Insulated)  Assets   Insulated)
-------------                                        --------- ---------- --------- ----------
Variable annuities..................................  $40,920    $   --    $46,234    $   --
Variable life.......................................    3,055        --      3,286        --
Bank-owned life insurance--hybrid...................      804        --        653        --
Deferred annuities with MVA features................      225        --        387        --
Terminal funding....................................    3,175        --      2,489        --
Annuities with MVA features.........................       --     1,243         --       866
Fixed annuities excess interest adjustment features.       --       196         --       189
                                                      -------    ------    -------    ------
Total...............................................  $48,179    $1,439    $53,049    $1,055
                                                      =======    ======    =======    ======

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2018 and 2017 is $6.7 billion and $5.8 billion, respectively.

There was no separate account business seed money at December 31, for both 2018 and 2017.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

                                       Risk
                                      Charge
                                     paid by  Guarantees
                                       the    Paid by the
                                     Separate   General
                      (in millions)  Account    Account
                      -------------  -------- -----------
                          2018......   $324       $41
                          2017......    292        40
                          2016......    330        52
                          2015......    279        52
                          2014......    204        43

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

                                                         Non-indexed  Non-indexed
                                                          Guarantee    Guarantee  Non-guaranteed
                                                         less than or  more than     Separate
(in millions)                                    Indexed equal to 4%      4%         Accounts     Total
-------------                                    ------- ------------ ----------- -------------- -------
December 31, 2018
Premiums, considerations or deposits............  $241      $   --       $ 43        $ 3,090     $ 3,374
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,885     $42,885
   Amortized costs..............................   958       3,769        415             --       5,142
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $958      $2,199       $415        $    --     $ 3,572
   At market value..............................    --          --         --         42,802      42,802
                                                  ----      ------       ----        -------     -------
Subtotal........................................   958       2,199        415         42,802      46,374
Not subject to discretionary withdrawal.........    --       1,570         --             83       1,653
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
December 31, 2017...............................
Premiums, considerations or deposits............  $185      $   --       $ 70        $ 4,444     $ 4,699
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $48,116     $48,116
   Amortized costs..............................   739       3,096        395             --       4,230
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $739      $  596       $395        $    --     $ 1,730
   At market value..............................    --          --         --         48,030      48,030
                                                  ----      ------       ----        -------     -------
Subtotal........................................   739         596        395         48,030      49,760
Not subject to discretionary withdrawal.........    --       2,500         --             86       2,586
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
December 31, 2016...............................
Premiums, considerations or deposits............  $222      $    1       $106        $ 3,040     $ 3,369
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,715     $42,715
   Amortized costs..............................   586       1,075        343             --       2,004
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $586      $  621       $343        $    --     $ 1,550
   At market value..............................    --          --         --         42,632      42,632
                                                  ----      ------       ----        -------     -------
Subtotal........................................   586         621        343         42,632      44,182
Not subject to discretionary withdrawal.........    --         454         --             83         537
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

                                                                  Years ended December 31,
                                                                 -------------------------
(in millions)                                                      2018     2017     2016
-------------                                                    -------  -------  -------
Transfers to separate accounts.................................. $ 3,373  $ 4,699  $ 3,356
Transfers from separate accounts................................  (4,147)  (3,393)  (3,055)
                                                                 -------  -------  -------
Net transfers to (from) separate accounts.......................    (774)   1,306      301
Reconciling adjustments:
   Deposit-type contracts.......................................      --       --        2
                                                                 -------  -------  -------
Total reconciling adjustments...................................      --       --        2
                                                                 -------  -------  -------
Transfers as reported in the Statutory Statements of Operations. $  (774) $ 1,306  $   303
                                                                 =======  =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion and $910 million at December 31, 2018 and 2017, respectively. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2018 and 2017, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $2.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $185 million and $375 million at December 31, 2018 and 2017, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 0.01 percent,
0.01 percent and 0.75 percent of gross insurance in-force at December 31, 2018, 2017 and 2016, respectively. Policyholder dividends for the years ended December 31, 2018 and 2017 were ($13) million, $18 million and $19 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

                                     December 31, 2018 December 31, 2017
                                     ----------------  ----------------
                                              Net of            Net of
              (in millions)          Gross    Loading  Gross    Loading
              -------------          -----    -------  -----    -------
              Ordinary new business. $ (10)    $(10)   $  (4)     $(4)
              Ordinary renewal......  (395)     147     (473)      41
              Group life............     1        1        6        6
                                      -----    ----     -----     ---
              Total................. $(404)    $138    $(471)     $43
                                      =====    ====     =====     ===

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2018, 2017 and 2016 were $26 million, $30 million and $33 million, respectively. Reinsurance premiums ceded in 2018, 2017 and 2016 were $25.2 billion, $2.6 billion and $6.1 billion, respectively. Additionally, reserves on reinsurance assumed were $1.4 billion at both December 31, 2018, 2017 and 2016. The reserve credit taken on reinsurance ceded was $23.3 billion, $22.3 billion and $21.2 billion at December 31, 2018, 2017 and 2016, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018 and 2017, the Company's reinsurance recoverables were
$306 million and $426 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation
XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2018, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $382 million, while in 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million. In 2016, the AGC Life Co/Modco Agreement decreased pre-tax earnings by $6.3 billion. The pretax loss from the 2016 recapture was $6.5 billion.

In September 2016, the Company entered into a reinsurance agreement with Hannover Life Reassurance Company of America (Hannover), effective July 1, 2016, under which the Company ceded approximately $5 billion of reserves to Hannover, which included a block of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. This reinsurance agreement released

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

excess statutory capital of approximately $1 billion, which was included in dividends paid ultimately by the Company to AIG in September 2016.

Effective December 31, 2016, the Company recaptured certain term and universal life reserves that had been ceded to AGC Life and concurrently amended the July 1, 2016 reinsurance treaty with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional universal life on a yearly renewable term basis. The Company ceded approximately $14 billion of such reserves to Hannover under the treaty amendment, which was effective December 31, 2016.

In 2017, the coinsurance reserve was increased as a result of actuarial reserve changes impacting prior periods. The amount of the reserve increase as of January 1, 2017 was $155 million, with the after tax increase of $107 million reported as an adjustment to the Change in Surplus as a Result of Reinsurance.

                                                                         December 31, 2016
                                                           July 1, 2016 -------------------
Increase (Decrease)                                         Cession to            Cession to Net Impact of
(in millions)                                                Hannover   Recapture  Hannover   Reinsurance
-------------------                                        ------------ --------- ---------- -------------
Statement of Admitted Assets, Liabilities and Capital and
  Surplus.................................................
   Deferred and uncollected premium.......................   $   (38)    $    --   $   (764)   $   (802)
   Aggregate reserve for life contracts...................    (5,349)      6,482    (14,266)    (13,133)
   Current federal income taxes due.......................        47      (1,790)     2,501         758
   Funds held under coinsurance...........................     4,492          --      5,482       9,974
                                                             -------     -------   --------    --------
   Total capital and surplus..............................   $   772     $(4,692)  $  5,519    $  1,599
                                                             -------     -------   --------    --------
Statement of Operations...................................
Premiums..................................................   $(5,349)    $15,806   $(14,266)   $ (3,809)
Commissions on reinsurance ceded..........................        47      (6,482)     6,607         172
Reserve adjustments on reinsurance ceded..................        --      (9,324)        --      (9,324)
                                                             -------     -------   --------    --------
Total revenue.............................................    (5,302)         --     (7,659)    (12,961)
Increase in aggregate reserves for life...................    (5,349)      6,482    (14,266)    (13,133)
Federal income tax expense (benefit)......................        47      (1,790)     2,501         758
                                                             -------     -------   --------    --------
Net income................................................   $    --     $(4,692)  $  4,106    $   (586)
                                                             -------     -------   --------    --------
Capital and Surplus Account
Change in surplus as a result of reinsurance..............   $   772     $    --   $  1,413    $  2,185
                                                             -------     -------   --------    --------

In February 2018, the Company and its U.S. life insurance company affiliates, VALIC and USL, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL. On November 13, 2018, AIG completed the sale of a
19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations. Pursuant to the regulatory approval received in February 2018, the Company has reported all of the ceded activity for this Agreement from the effective date (January 1, 2017) through December 31, 2018 in its 2018 Annual Statement.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

The table below presents the impact of this transaction by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

                                                                     Balance as of
                                                                     December 31,
                                                                         2018
                                                                     -------------
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld......................................................     $152
                                                                         ----

                                                                                          As of and Year As of and Year
                                                                                              Ended          Ended
Increase (Decrease)                                                             Initial    December 31,   December 31,
(in millions)                                                                  Accounting      2017           2018        Total
-------------------                                                            ---------- -------------- -------------- --------
Statutory Statement of Operations
Premiums and annuity considerations...........................................  $(22,152)    $  (311)       $  (291)    $(22,754)
Commissions and expense allowances............................................        --          57             53          110
Reserve adjustments on reinsurance ceded......................................    22,152      (1,699)        (1,778)      18,675
                                                                                --------     -------        -------     --------
Total revenues................................................................        --      (1,953)        (2,016)      (3,969)
                                                                                --------     -------        -------     --------
Death benefits................................................................        --        (249)          (249)        (498)
Annuity benefits..............................................................        --      (1,040)        (1,019)      (2,059)
Surrender benefits............................................................        --        (131)          (133)        (264)
Other benefits................................................................        --        (164)          (334)        (498)
Other expenses................................................................        --          --             (1)          (1)
                                                                                --------     -------        -------     --------
Total benefits and expenses...................................................        --      (1,584)        (1,736)      (3,320)
                                                                                --------     -------        -------     --------
Net gain from operations before dividends to policyholders and federal income
  taxes                                                                               --        (369)          (280)        (649)
Dividends to policyholders....................................................        --         (13)           (12)         (25)
                                                                                --------     -------        -------     --------
Net gain from operations after dividends to policyholders and before federal
  income taxes                                                                  $     --     $  (356)       $  (268)    $   (624)
                                                                                --------     -------        -------     --------

During 2018, 2017 and 2016, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of $529 thousand, $500 thousand and $1.7 million, respectively.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2018 and 2017, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $7.2 billion and $8.1 billion, respectively. In 2018, the Agreement decreased the Company's pre-tax earnings by $1 million and $2 million in 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

.. Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete.

.. Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

.. If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $1.7 billion attributable to the reduction in the U.S. corporate income tax. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. The Company filed its 2017 consolidated U.S. income tax return and has completed its review of the primary impact of the Tax Act provisions on its deferred taxes. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for Life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to the NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus under the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to new deferred tax liabilities. At December 31, 2017, the Company recorded a provisional estimate of $499 million with respect to such deferred tax liabilities. This increase in deferred tax liabilities

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

As of December 31, 2018, the Company has completed the review and accounting of the tax reserve computations, and recorded offsetting decreases of $192 million to both deferred tax liabilities and deferred tax assets.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of its deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on its determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed its review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The following table presents the components of the net deferred tax assets and liabilities:

                                             December 31, 2018       December 31, 2017            Change
                                          ----------------------- ----------------------- ----------------------
(in millions)                             Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                             -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA................................  $1,837  $1,645  $3,482  $1,916  $1,395  $3,311  $ (79)   $250   $ 171
Statutory valuation allowance adjustment.      --     220     220      --      --      --     --     220     220
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Adjusted gross DTA.......................   1,837   1,425   3,262   1,916   1,395   3,311    (79)     30     (49)
DTA non-admitted.........................     928   1,425   2,353     670   1,395   2,065    258      30     288
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Net admitted DTA.........................     909      --     909   1,246      --   1,246   (337)     --    (337)
DTL......................................     392      --     392     557      --     557   (165)     --    (165)
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Total....................................  $  517  $   --  $  517  $  689  $   --  $  689  $(172)   $ --   $(172)
                                           ======  ======  ======  ======  ======  ======  =====    ====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

                                                       December 31, 2018       December 31, 2017            Change
                                                    ----------------------- ----------------------- ----------------------
(in millions)                                       Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                                       -------- ------- ------ -------- ------- ------ -------- ------- -----
Admission calculation components...................
SSAP 101
   Federal income taxes paid in prior years
     recoverable through loss carry backs..........   $ --     $--   $   --  $   --    $--   $   --  $  --     $--   $  --
   Adjusted gross DTA expected to be realized
     (excluding amount of DTA from above) after
     application of the threshold limitation.......    517      --      517     689     --      689   (172)     --    (172)
       1. Adjusted gross DTA expected to be
         realized following the reporting date.....    517      --      517     689     --      689   (172)     --    (172)
       2. Adjusted gross DTA allowed per
         limitation threshold......................     --      --    1,114      --     --    1,301     --      --    (187)
   Adjusted gross DTA (excluding the amount of
     DTA from above) offset by gross DTL...........    392      --      392     557     --      557   (165)     --    (165)
                                                      ----     ---   ------  ------    ---   ------  -----     ---   -----
DTA admitted as the result of application of SSAP
  101..............................................   $909     $--   $  909  $1,246    $--   $1,246  $(337)    $--   $(337)
                                                      ====     ===   ======  ======    ===   ======  =====     ===   =====

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

                                                                                Years ended
                                                                               December 31,
                                                                              --------------
($ in millions)                                                                2018    2017
---------------                                                               ------  ------
Ratio percentage used to determine recovery period and threshold limitation
  amount.....................................................................    738%    869%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount................................................ $7,423  $8,676
                                                                              ======  ======

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

                                                        Years Ended December 31,
                                                        ------------------------
   (in millions)                                        2018     2017     2016
   -------------                                        ----    ------   ------
   Current income tax expense..........................
      Federal.......................................... $513    $1,025   $1,182
      Foreign..........................................   --        --       --
                                                         ----   ------   ------
      Subtotal.........................................  513     1,025    1,182
      Federal income tax on net capital gains (losses).  (88)     (433)     279
                                                         ----   ------   ------
      Federal income tax incurred...................... $425    $  592   $1,461
                                                         ====   ======   ======

                                                                                    Years Ended
                                                                                   December 31,
                                                                                   -------------
(in millions)                                                                       2018   2017  Change
-------------                                                                      ------ ------ ------
Deferred tax assets:
   Ordinary:
       Policyholder reserves...................................................... $  812 $  959 $(147)
       Investments................................................................     50     70   (20)
       Deferred acquisition costs.................................................    366    366    --
       Fixed assets...............................................................    373    282    91
       Compensation and benefits accrual..........................................     41      3    38
       Tax credit carryforward....................................................    151    160    (9)
       Other (including items less than 5% of total ordinary tax assets)..........     44     76   (32)
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,837  1,916   (79)
       Statutory valuation allowance adjustment...................................     --     --    --
       Non-admitted...............................................................    928    670   258
                                                                                   ------ ------ -----
       Admitted ordinary deferred tax assets......................................    909  1,246  (337)
                                                                                   ------ ------ -----
Capital:
       Investments................................................................  1,645  1,395   250
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,645  1,395   250
   Statutory valuation allowance adjustment.......................................    220     --   220
   Non-admitted...................................................................  1,425  1,395    30
                                                                                   ------ ------ -----
   Admitted capital deferred tax assets...........................................     --     --    --
                                                                                   ------ ------ -----
Admitted deferred tax assets......................................................    909  1,246  (337)
                                                                                   ------ ------ -----
Deferred tax liabilities:
   Ordinary:
       Deferred and uncollected premium...........................................     78     58    20
       Policyholder reserves......................................................    269    499  (230)
       Other (including items less than 5% of total ordinary tax liabilities).....     45     --    45
                                                                                   ------ ------ -----
       Subtotal...................................................................    392    557  (165)
                                                                                   ------ ------ -----
Capital:
       Other (including items less than 5% of total capital tax liabilities)......     --     --    --
                                                                                   ------ ------ -----
       Subtotal...................................................................     --     --    --
                                                                                   ------ ------ -----
Deferred tax liabilities..........................................................    392    557  (165)
                                                                                   ------ ------ -----
Net deferred tax assets (liabilities)............................................. $  517 $  689 $(172)
                                                                                   ------ ------ -----

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

                                                 Years Ended
                                                December 31,
                                                -------------
            (in millions)                        2018   2017  Change
            -------------                       ------ ------ ------
            Total adjusted deferred tax assets. $3,262 $3,311 $ (49)
            Total deferred tax liabilities.....    392    557  (165)
                                                ------ ------ -----
            Net adjusted deferred tax assets... $2,870 $2,754   116
                                                ====== ======
            Tax effect of unrealized gains
              (losses).........................                 (93)
            Transfer of deferred item to
              subsidiary.......................                   1
                                                              -----
            Change in net deferred income tax..               $  24
                                                              =====

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

                                            December 31, 2018 December 31, 2017 December 31, 2016
                                            ---------------   ----------------  ----------------
                                                    Effective         Effective         Effective
(in millions)                               Amount  Tax Rate  Amount  Tax Rate  Amount  Tax Rate
-------------                               ------  --------- ------  --------- ------  ---------
Income tax expense at applicable rate......  $208     21.0%   $  465     35.0%  $1,028     35.0%
Change in valuation adjustment.............   220     22.2      (366)   (27.6)    (554)   (18.9)
Amortization of interest maintenance
  reserve..................................   (30)    (3.0)      (43)    (3.3)     (35)    (1.2)
Disregarded entities.......................    20      2.1        23      1.8       67      2.3
Dividends received deduction...............   (20)    (2.1)      (47)    (3.6)     (69)    (2.3)
Change in non-admitted assets..............   (13)    (1.3)       (1)    (0.1)      10      0.4
Surplus adjustments........................     8      0.8        (3)    (0.2)     (15)    (0.5)
Prior year return true-ups and adjustments.     7      0.7       (32)    (2.4)     (29)    (1.0)
Other permanent adjustments................     1      0.1         9      0.7        7      0.3
Impact of Tax Act..........................    --       --     1,836    138.3       --       --
Reinsurance................................    --       --        37      2.8      765     26.0
Gain on sale of subsidiaries...............    --       --        --       --      (22)    (0.8)
Separate account income....................    --       --        --       --       18      0.6
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense (benefit).....  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====
Federal income taxes incurred..............  $425     42.9%   $  592     44.6%  $1,461     49.8%
Change in net deferred income taxes........   (24)    (2.4)    1,286     96.8     (290)    (9.9)
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense...............  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====

At December 31, 2018, the Company had the following foreign tax credits carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2019.......  $ 4
                                2020.......    8
                                2021.......    8
                                2022.......    7
                                2023.......    1
                                2024.......    1
                                             ---
                                Total......  $29
                                             ===

At December 31, 2018, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2018, the Company had an alternative minimum tax credit of $6 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018, the Company had the following general business credit carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2025.......  $  9
                                2026.......     9
                                2027.......    13
                                2028.......    13
                                2029.......    19
                                2030.......    38
                                2031.......     7
                                2032.......     8
                                             ----
                                Total......  $116
                                             ====

At December 31, 2018, the Company had $273 thousand in charitable contribution carryforwards, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

                             (in millions)
                             -------------
                             December 31,   Capital
                             ------------   -------
                                2016.......  $202
                                2017.......   198
                                2018.......    13
                                             ----
                                Total......  $413
                                             ====

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.5 billion and concluded that a valuation allowance of $220 million was required at December 31, 2018. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $3.3 billion at December 31, 2017.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                              Years Ended
                                                              December 31,
                                                              -----------
        (in millions)                                         2018   2017
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year. $16    $22
           Increases in tax position for prior years.........   1     --
           Decreases in tax position for prior years.........  --     (6)
                                                              ---    ---
        Gross unrecognized tax benefits at end of year....... $17    $16
                                                              ===    ===

As of December 31, 2018 and 2017, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $16 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2018 and 2017, the Company had accrued liabilities of $5.7 million and $4 million, respectively, for the payment of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

interest (net of the federal benefit) and penalties. In both 2018 & 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties. In 2016, the Company recognized income of $3 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2018, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2018 remain subject to examination by major tax jurisdictions.

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2018, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2019 without prior approval of the TDI is $906 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2018, 2017 and 2016:

                                                                     Amount
            Date                     Type        Cash or Non-cash (in millions)
            ----                     ----        ---------------- -------------
2018
   March 27, 2018.............   Extraordinary         Cash          $  337
   June 26, 2018..............   Extraordinary         Cash             680
   September 24, 2018.........   Extraordinary         Cash             680
2017
   March 30, 2017.............   Extraordinary         Cash          $  452
   March 30, 2017.............   Extraordinary       Non-Cash           482
   March 30, 2017............. Return of Capital       Cash             178
   June 29, 2017..............   Extraordinary         Cash             538
   September 28, 2017.........   Extraordinary         Cash              50
   December 26, 2017..........   Extraordinary         Cash             200
2016
   March 28, 2016.............     Ordinary            Cash          $   80
   March 28, 2016.............     Ordinary          Non-Cash           420
   June 28, 2016.............. Return of Capital       Cash             233
   June 28, 2016..............   Extraordinary         Cash             288
   September 27, 2016.........   Extraordinary       Non-Cash         1,154
   September 27, 2016.........   Extraordinary         Cash              23
   September 28, 2016.........   Extraordinary         Cash             267
   September 28, 2016......... Return of Capital       Cash             318
   December 27, 2016..........   Extraordinary       Non-Cash           497
   December 27, 2016.......... Return of Capital     Non-Cash            85
   December 28, 2016..........   Extraordinary         Cash              11

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information about employee-related costs (expense credits) allocated to the Company:

                                                              Years ended
                                                             December 31,
                                                            ---------------
    (in millions)                                           2018  2017 2016
    -------------                                           ----  ---- ----
    Defined benefit plans.................................. $(12)  $2  $20
    Postretirement medical and life insurance plans........    1    2    2
                                                            ----   --  ---
    Total.................................................. $(11)  $4  $22
                                                            ====   ==  ===

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $27 million, $26 million and $28 million in 2018, 2017 and 2016, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $28 million, $33 million and $20 million for awards granted in 2018, 2017 and 2016, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company did not recognize any expense for unsettled awards during 2018, 2017 and 2016.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

                                                                                           December 31,
                                                                                           -------------
(in millions)                                                                               2018   2017
-------------                                                                              ------ ------
Membership stock - Class B................................................................ $    7 $    7
Activity stock............................................................................    129     25
Excess stock..............................................................................      2      6
                                                                                           ------ ------
Total..................................................................................... $  138 $   38
                                                                                           ====== ======
Actual or estimated borrowing capacity as determined by the insurer....................... $4,928 $7,039
                                                                                           ====== ======

The Company did not hold any Class A at December 31, 2018 or 2017.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

                                                         December 31, 2018    December 31, 2017
                                                        -------------------- --------------------
                                                        Amortized            Amortized
(in millions)                                             Cost    Fair Value   Cost    Fair Value
-------------                                           --------- ---------- --------- ----------
Amount pledged.........................................  $3,851     $3,833    $1,042     $1,067
Maximum amount pledged during reporting period.........   4,389      4,349     1,310      1,352
                                                         ======     ======    ======     ======

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

                                                             December 31,
                                                             -------------
     (in millions)                                            2018   2017
     -------------                                           ------ ------
     Amount outstanding..................................... $3,148 $  606
     Maximum amount borrowed during reporting period........ $3,323 $1,005
                                                             ------ ------

   . While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2018 or 2017.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

       (in millions)
       -------------
       Funding Agreements                       Date Issued       Amounts
       ------------------                       ----------------- -------
       10-year floating rate................... February 15, 2018 $1,148
       10-year floating rate................... February 15, 2018  1,277
       10-year floating rate................... February 15, 2018    175
       10-year floating rate................... February 6, 2018      87
       10-year floating rate................... January 25, 2018      31
       10-year floating rate................... January 13, 2017      57
       10-year floating rate................... February 1, 2017      67
       7-year floating rate.................... May 24, 2017          52
       10-year floating rate................... July 20, 2016        254

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.4 billion and $763 million at December 31, 2018 and 2017, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2018, $744 million are currently expected to expire in 2019, and the remainder by 2020 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2018 and 2017, the Company had $1.3 billion and $1.1 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $659 million are expected to expire in 2019 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2018, the future minimum lease payments under the operating leases are as follows:

                  (in millions)
                  -------------
                  2019.................................... $16
                  2020....................................  16
                  2021....................................  16
                  2022....................................  20
                  2023....................................  12
                  Remaining years after 2023..............  17
                                                           ---
                  Total................................... $97
                                                           ===

Rent expense was $17 million, $20 million and $22 million in 2018, 2017 and 2016, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had accrued $40 million for these guarantee fund assessments at both December 31, 2018 and 2017, respectively. The Company has recorded receivables of $34 million at both December 31, 2018 and 2017, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2018 and 2017. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2018 and 2017, the Company had admitted assets of $142 million and $48 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2018 and 2017, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act
(ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The SEC, federal and state lawmakers and state insurance regulators continue their efforts at evaluating what is an appropriate regulatory framework around a standard of care for the sale of investment products and services. For example, on April 18, 2018, the SEC proposed a package of rulemakings and interpretations designed to address the standard of care issues and the transparency of retail investors' relationships with investment advisors and broker-dealers. Additionally, on July 18, 2018, the New York State Department of Financial Services adopted a best interest standard of care regulation applicable to annuity and life transactions through issuance of the First Amendment to Insurance Regulation 187 - Suitability and Best Interests in Life Insurance and Annuity Transactions (Regulation 187). The compliance date for Regulation 187 is August 1, 2019 for annuity products and February 1, 2020 for life products. As amended, Regulation 187 requires producers to act in their client's best interest when making point-of-sale and inforce recommendations, and provide in writing the basis for the recommendation, as well as the facts and analysis to support the recommendation. The amended regulation also imposes additional duties on life insurance companies in relation to these transactions, such as requiring insurers to establish and maintain procedures designed to prevent

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

financial exploitation and abuse. The Company will implement and enhance processes and procedures, where needed, to comply with this regulation. Other states, such as Nevada, Maryland and New Jersey, have also proposed similar standard of care regulations applicable to insurance producers and/or insurance companies. The Company continues to closely follow these proposals and other relevant federal and state-level regulatory and legislative developments in this area. While management cannot predict the long-term impact of these developments on the Company's businesses, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

Business Interruption Insurance Recoveries

In 2017, the Company recorded $6 million in business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an
80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $395 million, $413 million and $694 million of pre-tax restructuring and other costs in 2018, 2017 and 2016, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account
(RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 and $355,000 at December 31, 2018 and 2017, respectively. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately
$143 million and received a cash payment from the fund of approximately
$18.9 million.

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised - Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2018 and 2017, the Company did not have notes payable balance outstanding under this facility.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2018:

                                                   Gross  Non-admitted Admitted Asset
(in millions)                                      Amount    Amount        Amount     Date of NAIC Filing
-------------                                      ------ ------------ -------------- -------------------
AIG Inc........................................... $    4     $ --          $  4             7/27/2018
AIG Direct - SER B................................      3        3            --                    NA
AIG Direct - SER A................................      3        3            --                    NA
AIG Direct - NON VOTING...........................      1        1            --                    NA
UG Corp COM.......................................      2        2            --                    NA
AGL Assignment Co LLC.............................      5        5            --                    NA
AGLIC INVESTMENTS BERMUDA LTD.....................    105       --           105        Not Applicable
AIG Home Loan 2, LLC..............................     80       --            80        Not Applicable
SunAmerica Affordable Housing LLC.................    682       --           682        Not Applicable
SunAmerica Asset Management LLC...................    123      123            --        Not Applicable
Selkirk No. 1 Investments.........................     13       --            13        Not Applicable
Selkirk No. 3A Investments........................      5       --             5        Not Applicable
                                                   ------     ----          ----
Total............................................. $1,026     $137          $889
                                                   ======     ====          ====

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $261 million and $215 million at December 31, 2018 and 2017, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $97 million and $86 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2018 and 2017, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $106 million, $114 million and $109 million under such agreements for expenses attributed to the Company but incurred by affiliates in 2018, 2017 and 2016, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $104 million in 2018 and $103 million in 2017 and 2016, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2019, the date the financial statements were issued.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III at January 2, 2019 upon the closing of U.S. Fund III was approximately $551.4 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES
HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2018 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
02660LAB6....... $  8,229  $  7,963    $  266    $  7,963   $  7,428  03/31/2018
75114NAA2.......    5,616     5,421       195       5,421      5,127  03/31/2018
17307G2Z0.......    3,252     3,212        40       3,212      3,133  03/31/2018
02660KAA0.......   15,540    14,921       619      14,921     14,648  03/31/2018
94985JBP4.......    1,979     1,880        99       1,880      1,816  03/31/2018
02147HAD4.......    7,479     7,213       266       7,213      7,069  03/31/2018
761118WQ7.......    8,639     8,277       362       8,277      7,559  03/31/2018
02147HAF9.......    3,920     3,855        65       3,855      3,808  03/31/2018
93934FNJ7.......   20,785    20,473       312      20,473     18,745  03/31/2018
59020UZ57.......   15,154    15,056        98      15,056     14,702  03/31/2018
43710EAD2.......    4,554     4,450       104       4,450      4,307  03/31/2018
12498FAC4.......       94        --        94          --         48  03/31/2018
94979XAD9.......      157        62        95          62          5  03/31/2018
74160MCZ3.......      223       217         6         217        218  03/31/2018
05946XMG5.......      602       273       329         273        386  03/31/2018
74160MEH1.......    1,086     1,026        60       1,026      1,077  03/31/2018
026930AA5.......    4,542     4,493        49       4,493      4,394  03/31/2018
43709XAF8.......    8,552     8,174       378       8,174      8,087  03/31/2018
466247KL6.......      506       292       214         292        481  03/31/2018
25702@AA4.......    1,499       898       601         898        898  03/31/2018
25702@AB2.......    1,499       898       601         898        898  03/31/2018
76110WLB0.......      890       708       182         708        888  03/31/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $114,797  $109,762    $5,035    $109,762   $105,722
                 ========  ========    ======    ========   ========
25702@AA4....... $  1,996  $  1,804    $  192    $  1,804   $  1,795  06/30/2018
25702@AB2.......    1,996     1,804       192       1,804      1,795  06/30/2018
007036UQ7.......    8,853     8,520       333       8,520      7,884  06/30/2018
32051GPM1.......    6,874     6,704       170       6,704      6,658  06/30/2018
94983KAA7.......   38,051    37,984        67      37,984     37,386  06/30/2018
32051GJ55.......    2,606     2,587        19       2,587      2,596  06/30/2018
02147HAC6.......    2,718     2,684        34       2,684      2,703  06/30/2018
69371VBH9.......    1,369     1,318        51       1,318      1,360  06/30/2018
12489WQX5.......   16,318    16,260        58      16,260     16,092  06/30/2018
466247PE7.......    7,410     7,375        35       7,375      7,313  06/30/2018
36298NBA1.......    5,702     5,175       527       5,175      5,620  06/30/2018
617451CZ0.......      186        --       186          --        148  06/30/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $ 94,079  $ 92,215    $1,864    $ 92,215   $ 91,350
                 ========  ========    ======    ========   ========
92922F3L0....... $ 31,808  $ 29,215    $2,593    $ 29,215   $ 30,712  09/30/2018
264407AA5.......   39,067    35,474     3,593      35,474     33,995  09/30/2018
45660L6N4.......   21,021    20,763       258      20,763     19,245  09/30/2018
92925VAF7.......   11,068    10,637       431      10,637     11,047  09/30/2018
93364FAD3.......   11,844    11,484       360      11,484     11,233  09/30/2018
68384CAB2.......   32,305    31,916       389      31,916     31,753  09/30/2018
939355AD5.......   25,805    25,601       204      25,601     25,620  09/30/2018
152314DP2.......    5,999     5,823       176       5,823      5,964  09/30/2018
                 --------  --------    ------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
92990GAA1....... $  6,416  $  6,342   $    74    $  6,342   $  6,254  09/30/2018
59020UFA8.......    1,720     1,643        77       1,643      1,533  09/30/2018
126671Z74.......      493       491         2         491        479  09/30/2018
466247KL6.......      317       170       147         170        248  09/30/2018
12669E2X3.......    1,778     1,767        11       1,767      1,689  09/30/2018
073868AA9.......    2,338     2,238       100       2,238      2,331  09/30/2018
04542BGW6.......      561       560         1         560        543  09/30/2018
12489WHZ0.......      599       598         1         598        576  09/30/2018
31359UPW9.......      916       791       125         791        740  09/30/2018
939336ZV8.......      650       591        59         591        649  09/30/2018
92922FEC8.......    1,677     1,669         8       1,669      1,647  09/30/2018
161546HD1.......    1,653     1,651         2       1,651      1,638  09/30/2018
939336C92.......      870       866         4         866        863  09/30/2018
94981XAF0.......      913       912         1         912        839  09/30/2018
94979XAC1.......      433       430         3         430        354  09/30/2018
43739EBC0.......    1,986     1,981         5       1,981      1,871  09/30/2018
45254NJN8.......      378       376         2         376        365  09/30/2018
03072SNF8.......    1,940     1,939         1       1,939      1,896  09/30/2018
12669FTC7.......    2,531     2,153       378       2,153      2,387  09/30/2018
466247BG7.......      112       101        11         101        106  09/30/2018
03072SKS3.......      634       633         1         633        620  09/30/2018
5899297K8.......    8,054     8,053         1       8,053      7,993  09/30/2018
35729PPX2.......    9,797     9,747        50       9,747      9,796  09/30/2018
94984MAB0.......    2,201     2,187        14       2,187      2,183  09/30/2018
94979UAL7.......    1,593     1,585         8       1,585      1,336  09/30/2018
94980PAL5.......      385       385        --         385        365  09/30/2018
12652CBB4.......   12,814    12,796        18      12,796     12,120  09/30/2018
12652CBC2.......    4,406     4,392        14       4,392      4,263  09/30/2018
126694PP7.......    6,295     6,228        67       6,228      6,216  09/30/2018
22541QQK1.......      896       710       186         710        767  09/30/2018
76110WVJ2.......    6,681     5,899       782       5,899      6,101  09/30/2018
949769AJ2.......      550       550        --         550        519  09/30/2018
466247DF7.......    1,619     1,610         9       1,610      1,603  09/30/2018
32027NGD7.......      808       806         2         806        796  09/30/2018
45254NJP3.......      180       180        --         180        173  09/30/2018
05948XTP6.......      292       240        52         240        280  09/30/2018
81746VCD0.......    5,271     5,253        18       5,253      5,184  09/30/2018
65535VMW5.......      156       156        --         156        156  09/30/2018
36228FZA7.......    1,077     1,071         6       1,071      1,077  09/30/2018
059511AQ8.......   70,956    62,300     8,656      62,300     63,781  09/30/2018
94974SAF0.......    1,202     1,197         5       1,197      1,185  09/30/2018
92922FEC8.......      667       664         3         664        655  09/30/2018
949802AC6.......      408       407         1         407        388  09/30/2018
94981DAP2.......      746       743         3         743        666  09/30/2018
43739EBD8.......      868       864         4         864        771  09/30/2018
466247GH0.......    1,141     1,139         2       1,139        999  09/30/2018
                 --------  --------   -------    --------   --------
Quarterly Total  $346,895  $327,977   $18,918    $327,977   $326,570
                 ========  ========   =======    ========   ========
88522NAA1....... $  8,588  $  8,448   $   140    $  8,448   $  8,323  12/31/2018
125439AA7.......   11,318    11,252        66      11,252     11,047  12/31/2018
07401EAE9.......   56,776    56,568       208      56,568     54,818  12/31/2018
94986QAA1.......   61,577    61,099       478      61,099     59,211  12/31/2018
17308FAA7.......    8,512     8,447        65       8,447      8,440  12/31/2018
45670BAL3.......   31,586    31,353       233      31,353     30,293  12/31/2018
02148BAA2.......   30,980    30,868       112      30,868     30,489  12/31/2018
                 --------  --------   -------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


(in thousands)
                 Amortized
                   Cost                                                       Date of
                  Before                                                     Financial
                  Current  Present Value of            Amortized  Fair Value Statement
                  Period    Projected Cash  Recognized Cost After at Time of   Where
CUSIP              OTTI         Flows          OTTI       OTTI       OTTI    Reported
-----            --------- ---------------- ---------- ---------- ---------- ----------
92926UAF8....... $ 50,362  $        49,329   $ 1,033    $ 49,329   $ 49,459  12/31/2018
61748HLA7.......   20,943           20,289       654      20,289     19,045  12/31/2018
02660LAF7.......  249,880          248,330     1,550     248,330    245,826  12/31/2018
61745M4M2.......   31,210           30,827       383      30,827     30,029  12/31/2018
12628LAE0.......   16,163           15,997       166      15,997     15,030  12/31/2018
362290AM0.......    1,102            1,030        72       1,030      1,086  12/31/2018
12668BKA0.......   15,547           15,485        62      15,485     15,490  12/31/2018
65539CAW6.......   47,629           47,485       144      47,485     47,115  12/31/2018
61748HJY8.......    4,532            4,386       146       4,386      4,452  12/31/2018
94984GAD9.......    4,915            4,878        37       4,878      4,822  12/31/2018
07384YPN0.......    2,675            2,543       132       2,543      2,269  12/31/2018
17025TAR2.......    2,382            2,341        41       2,341      2,336  12/31/2018
59020UAY1.......    1,061            1,059         2       1,059        909  12/31/2018
94986DAA0.......    4,058            4,032        26       4,032      3,972  12/31/2018
949808BD0.......    4,133            4,111        22       4,111      3,875  12/31/2018
466247BE2.......    1,533            1,525         8       1,525      1,423  12/31/2018
5899296T0.......      438              436         2         436        366  12/31/2018
466247EC3.......    2,316            2,289        27       2,289      1,992  12/31/2018
12669DPR3.......      877              819        58         819        786  12/31/2018
45254NEJ2.......    1,403            1,397         6       1,397      1,384  12/31/2018
466247CP6.......    4,236            4,176        60       4,176      4,102  12/31/2018
92977TAE2.......    2,530            2,526         4       2,526      2,477  12/31/2018
05952GAE1.......   13,321           12,793       528      12,793     13,296  12/31/2018
36185NG87.......      230              228         2         228        209  12/31/2018
040104SN2.......    3,216            3,206        10       3,206      3,122  12/31/2018
07386HJT9.......    3,750            3,738        12       3,738      3,736  12/31/2018
93934FGB2.......    5,015            5,014         1       5,014      5,013  12/31/2018
65535VPY8.......   10,380            7,952     2,428       7,952     10,373  12/31/2018
362348AS3.......    4,836            4,478       358       4,478      4,834  12/31/2018
88156EAD8.......    6,809            6,539       270       6,539      6,713  12/31/2018
655378AH0.......   12,173           11,700       473      11,700     11,996  12/31/2018
073879BB3.......    1,945            1,559       386       1,559      1,595  12/31/2018
466247WT6.......    8,393            8,375        18       8,375      8,349  12/31/2018
94983JAG7.......    7,771            7,582       189       7,582      7,674  12/31/2018
12559QAG7.......   78,613           77,943       670      77,943     75,565  12/31/2018
46630GBD6.......   11,258           11,219        39      11,219     10,978  12/31/2018
94983TAE0.......    6,089            6,033        56       6,033      5,979  12/31/2018
94979UAM5.......      896              742       154         742        518  12/31/2018
74160MGT3.......    1,446              798       648         798      1,338  12/31/2018
94983YAK5.......    2,233            2,204        29       2,204      2,227  12/31/2018
073852AB1.......    9,012            6,054     2,958       6,054      8,882  12/31/2018
126694JS8.......    2,700            2,685        15       2,685      2,698  12/31/2018
12667FM77.......    7,980            7,939        41       7,939      7,853  12/31/2018
12667FUZ6.......    4,010            3,975        35       3,975      3,997  12/31/2018
693680BG4.......    1,865            1,851        14       1,851      1,749  12/31/2018
07384YPN0.......    1,824            1,733        91       1,733      1,543  12/31/2018
466247GJ6.......    2,702            2,528       174       2,528      2,084  12/31/2018
25702@AA4.......    3,540              898     2,642         898        898  12/31/2018
25702@AB2.......    3,540              898     2,642         898        898  12/31/2018
                 --------  ---------------   -------    --------   --------
Quarterly Total  $894,809  $       873,989   $20,820    $873,989   $864,983
                 ========  ===============   =======    ========   ========
                            Year-end total   $46,637
                                             =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Structured Notes

The following table presents the structured notes held by the Company at December 31, 2018:

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               03350FAA4....   $ 2,601    $ 2,303      $ 2,600
               039483BC5....    24,278     26,529       24,007
               054536AC1....       400        394          400
               05565AAB9....    15,941     16,320       15,943
               05954TAJ0....    10,430     10,154       10,031
               05968DAA8....    18,500     19,425       18,500
               06051GGG8....    19,082     18,260       19,080
               06051GGM5....     3,632      3,510        3,634
               06051GGR4....    12,178     11,854       12,195
               06051GHA0....    98,682     93,525       98,723
               06051GHD4....     3,133      2,946        3,134
               064058AB6....    20,000     17,219       20,000
               06738CAG4....    53,546     87,098       54,528
               06738EBD6....    13,962     13,498       13,964
               111021AE1....    42,445     50,042       40,630
               13643EAA3....     5,344      5,576        5,165
               172967LJ8....    12,184     10,910       12,176
               172967LS8....    43,000     40,101       43,000
               172967LU3....    20,000     17,865       20,000
               21987DAB0....     1,498      1,496        1,498
               225401AF5....    16,005     15,118       16,013
               23311PAA8....     6,892      6,227        6,894
               25156PAC7....    77,328     86,455       75,639
               35177PAL1....    66,489     70,209       62,371
               38141GWV2....     7,000      6,535        7,000
               38148YAA6....    12,847     12,320       12,868
               404280BK4....     7,174      7,128        7,170
               404280BT5....     5,069      4,956        5,066
               46625HRY8....     1,423      1,427        1,423
               46647PAF3....     1,983      1,993        1,985
               46647PAJ5....     4,000      3,633        4,000
               46647PAK2....    29,000     25,954       29,000
               46647PAL0....    63,570     57,978       63,586
               46647PAN6....    17,805     17,541       17,817
               539439AQ2....    25,000     22,238       25,000
               59156RAP3....       443        451          443
               59156RBF4....    17,031     17,742       17,536
               60687YAT6....    22,758     23,229       22,760
               61744YAK4....     1,901      1,891        1,905
               61744YAP3....    23,058     22,833       23,092
               636792AB9....    10,500     10,430       10,500
               693475AK1....     6,399      6,503        6,399
               726503AE5....     5,521      4,791        5,523
               744320AM4....    13,299     13,025       13,301
               780097AH4....    20,289     50,982       22,798
               780097BG5....    24,000     22,909       24,000
               80281LAG0....     1,800      1,627        1,800
               80928HAA1....    11,280     11,196       11,280
               82669GAS3....    27,600     28,177       27,600
                               -------    -------      -------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               853254BM1....  $  2,765   $    2,737    $  2,765
               912810FH6....     1,013        1,409       1,206
               984121CQ4....     3,132        3,166       3,134
               98417EAR1....    22,025       19,338      21,978
               98417EAT7....     3,396        3,489       3,449
               G2214RAE1....     2,214        2,153       2,180
               M88269TJ0....     3,052        1,069       1,306
                              --------   ----------    --------
               Total          $985,897   $1,037,884    $979,995
                              ========   ==========    ========

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

                           Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                                                                             December 31,
(in millions)                                                                    2018
-------------                                                                ------------
Investment income earned:
   Government bonds.........................................................   $    55
   Bonds exempt from U.S. tax...............................................        --
   Other bonds (unaffiliated)...............................................     4,843
   Bonds of affiliates......................................................        (2)
   Preferred stocks (unaffiliated)..........................................        13
   Common stocks (unaffiliated).............................................         5
   Common stocks of affiliates..............................................        --
   Cash and short-term investments..........................................        29
   Mortgage loans...........................................................       801
   Real estate..............................................................        50
   Contract loans...........................................................        82
   Other invested assets....................................................       395
   Derivative instruments...................................................       210
   Miscellaneous income.....................................................         7
                                                                               -------
Gross investment income.....................................................   $ 6,488
                                                                               =======
Real estate owned - book value less encumbrances............................   $   197
                                                                               =======
Mortgage loans - book value:
   Commercial mortgages.....................................................   $17,325
   Residential mortgages....................................................     1,661
   Mezzanine loans..........................................................       114
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Mortgage loans by standing - book value:
   Good standing............................................................   $18,930
   Good standing with restructured terms....................................       169
   Interest overdue more than 90 days, not in foreclosure...................         1
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Partnerships - statement value..............................................   $ 4,224
                                                                               =======
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
   Bonds....................................................................   $    --
   Common stocks............................................................       123
                                                                               =======
Bonds and short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
       Due within one year or less..........................................   $ 6,685
       Over 1 year through 5 years..........................................    24,267
       Over 5 years through 10 years........................................    22,732
       Over 10 years through 20 years.......................................    14,716
       Over 20 years........................................................    26,613
                                                                               -------
   Total maturity...........................................................   $95,013
                                                                               =======
   Bonds and short-term investments by class - statement value:
       Class 1..............................................................   $54,946
       Class 2..............................................................    34,005
       Class 3..............................................................     3,043
       Class 4..............................................................     2,153
       Class 5..............................................................       711
       Class 6..............................................................       155
                                                                               -------
   Total by class...........................................................   $95,013
                                                                               =======
   Total bonds and short-term investments publicly traded...................   $59,010
   Total bonds and short-term investments privately placed..................    36,003
                                                                               =======
   Preferred stocks - statement value.......................................   $   303
   Common stocks - market value.............................................       326
   Short-term investments - book value......................................       319
   Options, caps and floors owned - statement value.........................       478
   Collar, swap and forward agreements open - statement value...............       959
   Futures contracts open - current value...................................       (12)
   Cash on deposit..........................................................     1,102
                                                                               =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

                                                                 December 31,
   (in millions)                                                     2018
   -------------                                                 ------------
   Life insurance in-force:
      Industrial................................................  $      808
      Ordinary..................................................      74,696
      Group.....................................................       4,317
   Amount of accidental death insurance in-force under ordinary
     policies...................................................   5,342,532
   Life insurance policies with disability provisions in-force:
      Industrial................................................         217
      Ordinary..................................................      35,918
      Group life................................................          41
   Supplementary contracts in-force:
      Ordinary - not involving life contingencies:
          Amount on deposit.....................................         798
          Income payable........................................          97
      Ordinary - involving life contingencies:
          Amount on deposit.....................................         229
          Income payable........................................          77
      Group - not involving life contingencies:
          Amount on deposit.....................................           2
                                                                  ==========
   Annuities:
      Ordinary:
          Immediate - amount of income payable..................  $    1,366
          Deferred, fully paid - account balance................      47,341
          Deferred, not fully paid - account balance............      29,333
      Group:
          Amount of income payable..............................         394
          Fully paid - account balance..........................         636
          Not fully paid - account balance......................      20,347
                                                                  ==========
   Accident and health insurance - premiums in-force:
      Other.....................................................  $      105
      Group.....................................................           2
      Credit....................................................          --
                                                                  ==========
   Deposit funds and dividend accumulations:
      Deposit funds - account balance...........................  $    6,514
      Dividend accumulations - account balance..................         591
                                                                  ==========
   Claim payments in 2018:
      Group accident & health:
          2018..................................................  $      146
          2017..................................................       3,611
          2016..................................................       2,896
          2015..................................................       1,669
          2014..................................................         558
          Prior.................................................       7,157
      Other accident & health:
          2018..................................................     (22,664)
          2017..................................................     (12,607)
          2016..................................................      (7,122)
          2015..................................................      (2,914)
          2014..................................................      (2,047)
          Prior.................................................      (4,627)
                                                                  ==========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

1. The Company's total admitted assets as of December 31, 2018 are $176.8 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2018 are $127.2 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

                                                                  Percentage
                                                                   of Total
                                                                   Admitted
              Issuer            Description of Exposure    Amount   Assets
   -   ---------------------- ---------------------------- ------ ----------
   a.  Ambrose 2013-5         BONDS                        $1,230    1.00%
   b.  Ambrose 2013-3         BONDS                         1,122    0.90
   c.  L Street II LLC        BONDS                           958    0.80
   d.  JPMORGAN               BONDS                           866    0.70
   e.  Ambrose 2013-2         BONDS                           816    0.60
   f.  SUNAMERICA INVESTMENT
         INC.                 OIA PSA                         683    0.50
   g.  MORGAN STANLEY         BONDS                           638    0.50
   h.  WELLS FARGO            BONDS                           601    0.50
   i.  CITIGROUP              BONDS                           598    0.50
   j.  Varagon                BONDS/OTHER INVESTED ASSETS     598    0.50

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

           Bonds and Short-Term Investments        Preferred Stocks
           --------------------------------   -------------------------
                                  Percentage                  Percentage
                                   of Total                    of Total
                                   Admitted     NAIC           Admitted
           NAIC Rating   Amount     Assets     Rating  Amount   Assets
           -----------   -------  ----------  -------- ------ ----------
            NAIC - 1.... $54,946    43.20%    P/RP - 1  $107     0.10%
            NAIC - 2....  34,005    26.70     P/RP - 2   113     0.10
            NAIC - 3....   3,043     2.40     P/RP - 3    --       --
            NAIC - 4....   2,153     1.70     P/RP - 4    --       --
            NAIC - 5....     711     0.60     P/RP - 5    83     0.10
            NAIC - 6....     155     0.10     P/RP - 6    --       --

4. Assets held in foreign investments:

                                                                              Percentage
                                                                              of Total
                                                                              Admitted
                                                                     Amount    Assets
                                                                     -------- ----------
a.  Total admitted assets held in foreign investments............... $26,697   21.00%
b.  Foreign currency denominated investments........................   7,038     5.50
c.  Insurance liabilities denominated in that same foreign currency.      --       --

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                          of Total
                                                          Admitted
                                                 Amount    Assets
                                                 -------- ----------
          a.  Countries rated NAIC - 1.......... $23,446   18.40%
          b.  Countries rated NAIC - 2..........   2,130     1.70
          c.  Countries rated NAIC - 3 or below.   1,120     0.90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $7,799    6.10%
                  Country 2: Australia                2,014    1.60
          b.   Countries rated NAIC - 2
                  Country 1: Mexico                     483    0.40
                  Country 2: Colombia                   276    0.20
          c.   Countries rated NAIC - 3 or below
                  Country 1: Brazil                     456    0.40
                  Country 2: Guernsey, States of        153    0.10

7. Aggregate unhedged foreign currency exposure:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
        Aggregate unhedged foreign currency exposure. $7,038    5.50%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                           of Total
                                                           Admitted
                                                  Amount    Assets
                                                  ------- ----------
           a.  Countries rated NAIC - 1           $6,971     5.50%
           b.  Countries rated NAIC - 2                5       --
           c.  Countries rated NAIC - 3 or below      61       --

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $3,890    3.10%
                  Country 2: Ireland                    979    0.80
          b.   Countries rated NAIC - 2
                  Country 1: Peru                         3      --
                  Country 2: Mexico                       2      --
          c.   Countries rated NAIC - 3 or below
                  Country 1: Guernsey, States of         51      --
                  Country 2: Turkey                       5      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                                      Percentage
                                                                                       of Total
                                                                                       Admitted
                                                                  NAIC Rating  Amount   Assets
                                                                  -----------  ------ ----------
                                                                  COMMERCIAL
                                                                  MORTGAGE
a.  BAILEY ACQUISITIONS LIMITED.................................. LOAN          $373     0.30%
b.  Intrepid Mines Limited....................................... NAIC 1         340     0.30
                                                                  COMMERCIAL
                                                                  MORTGAGE
c.  DK Resi Holdco I ApS......................................... LOAN           307     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
d.  Downing Students (Exeter) Limited Partnership Incorporated... LOAN           282     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
e.  GS LONDON PORTFOLIO II UNIT TRUST............................ LOAN           264     0.20
f.  AstraZeneca PLC.............................................. NAIC 1         253     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
g.  Atlantic Estates Limited..................................... LOAN           253     0.20
h.  Anheuser-Busch InBev Worldwide Inc........................... NAIC 1         249     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
i.  The Blanchardstown Fund, a sub fund of BRE Ireland Retail Fu. LOAN           245     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
j.  Divanyx Investments Limited.................................. LOAN           243     0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13. The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
         a.  SUNAMERICA AFFORDABLE HOUSING LLC.......  $683     0.50%
         b.  AIGGRE U.S. Real Estate Fund II LP......   445     0.30
         c.  FEDERAL HOME LOAN BANK OF DALLAS........   138     0.10
         d.  Metropark Investor LLC..................   133     0.10
         e.  Marina..................................   128     0.10
         f.  AIGGRE U.S. Real Estate Fund I LP.......   113     0.10
         g.  Think Investments Fund LP...............   103     0.10
         h.  CENTAUR FUNDING CORPORATION.............   102     0.10
         i.  CADIAN FUND LP..........................    93     0.10
         j.  AIGGRE Europe Real Estate Fund I S.C.SP.    90     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

                                                                                        Percentage
                                                                                         of Total
                                                                                         Admitted
                                                                                 Amount   Assets
                                                                                 ------ ----------
Aggregate statement value of investment held in nonaffiliated, privately placed
  equities:..................................................................... $2,398    1.90%
Largest three investments held in nonaffiliated, privately placed equities:
a.   Marina..................................................................... $  128    0.10
b.   Think Investments Fund LP..................................................    103    0.10
c.   CADIAN FUND LP.............................................................     93    0.10

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                                          Amount   Assets
                                                          ------ ----------
     a.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY    $366     0.30%
     b.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR    328     0.30
     c.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555147, DK     294     0.20
     d.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR    266     0.20
     e.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY     258     0.20
     f.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR    255     0.20
     g.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IR     247     0.20
     h.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002372, NY     221     0.20
     i.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555138, GBR    219     0.20
     j.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002457, NY     214     0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                               Percentage
                                                                of Total
                                                                Admitted
                                                        Amount   Assets
                                                        ------ ----------
      a.  Construction loans                             $235     0.20%
      b.  Mortgage loans over 90 days past due             --       --
      c.  Mortgage loans in the process of foreclosure     --       --
      d.  Mortgage loans foreclosed                        --       --
      e.  Restructured mortgage loans                     169     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                        Residential        Commercial       Agricultural
                     ----------------  -----------------  ----------------
                            Percentage         Percentage        Percentage
                             of Total           of Total          of Total
                             Admitted           Admitted          Admitted
     Loan-to-Value   Amount   Assets   Amount    Assets   Amount   Assets
     -------------   ------ ---------- ------- ---------- ------ ----------
     a.  above 95%..  $ --       --%   $     6      --%    $--       --%
     b.  91% to 95%.    11       --         --      --      --       --
     c.  81% to 90%.   512     0.40         84    0.10      --       --
     d.  71% to 80%.   694     0.50        513    0.40      --       --
     e.  below 70%..   443     0.30     16,665   13.10      --       --

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than
2.5 percent of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

                                                                 Unaudited At End of Each Quarter
                                                                 --------------------------------
                                                                   1st        2nd        3rd
                                                  At Year-End    Quarter    Quarter    Quarter
                                               ----------------  -------    -------    -------
                                                      Percentage
                                                       of Total
                                                       Admitted
                                               Amount   Assets   Amount     Amount     Amount
                                               ------ ---------- -------    -------    -------
a.  Securities lending (do not include assets.
    held as collateral for such transactions).  $447     0.40%   $2,245     $1,254      $717
b.  Repurchase agreements.....................   129     0.10       128        110       242
c.  Reverse repurchase agreements.............    --       --        --         --        --
d.  Dollar repurchase agreements..............    --       --        --         --        --
e.  Dollar reverse repurchase agreements......    --       --        --         --        --

21. The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

                                        Owned            Written
                                  ----------------  ----------------
                                         Percentage        Percentage
                                          of Total          of Total
                                          Admitted          Admitted
                                  Amount   Assets   Amount   Assets
                                  ------ ---------- ------ ----------
           a.  Hedging...........  $--       --%     $--       --%
           b.  Income generation.   --       --       --       --
           c.  Other.............   --       --       --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

22. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $461     0.40%    $447       $425       $415
        b.  Income generation.    --       --       --         --         --
        c.  Replications......    --       --       --         --         --
        d.  Other.............    --       --       --         --         --

23. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $--       --%     $167       $146        $--
        b.  Income generation.   --       --        --         --         --
        c.  Replications......   --       --        --         --         --
        d.  Other.............   --       --        --         --         --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018

                                                                       Gross Investment  Admitted Assets as Reported in the Annual
                                                                           Holdings                    Statement
(in millions)                                                         -----------------  ----------------------------------------
                                                                                                  Securities
                                                                                                   Lending
                                                                                                  Reinvested
                                                                                                  Collateral  Total
Investment Categories                                                 Amount  Percentage Amount     Amount    Amount   Percentage
---------------------                                                 ------- ---------- -------  ----------  -------  ----------
Bonds:
   U.S. treasury securities.......................................... $   729     0.6%   $   729     $--      $   729      0.6%
   U.S. government agency obligations (excluding mortgage-
     backed securities):
       Issued by U.S. government agencies............................      --      --         --      --           --       --
       Issued by U.S. government sponsored agencies..................     219     0.2        219      --          219      0.2

   Non-U.S. government (including Canada, excluding
     mortgage- backed securities)....................................   3,025     2.4      3,025      --        3,025      2.4

   Securities issued by states, territories and possessions and political subdivisions in the U.S.:
       States, territories and possessions general obligations.......     304     0.2        304      --          304      0.2
       Political subdivisions of states, territories and
         possessions and political subdivisions general
         obligations.................................................     331     0.3        331      --          331      0.3
       Revenue and assessment obligations............................   2,634     2.1      2,634      --        2,634      2.1
       Industrial development and similar obligations................      77     0.1         77      --           77      0.1

   Mortgage-backed securities (includes residential and
     commercial MBS):
       Pass-through securities:
          Issued or guaranteed by GNMA...............................      43      --         43      --           43       --
          Issued or guaranteed by FNMA and FHLMC.....................   2,357     1.9      2,357      --        2,357      1.9
              All other..............................................   3,468     2.8      3,468      --        3,468      2.8
       CMOs and REMICs:
          Issued or guaranteed by GNMA, FNMA, FHLMC
            or VA....................................................   4,407     3.6      4,407      --        4,407      3.6
          Issued by non-U.S. Government issuers and
            collateralized by mortgage-based securities
            issued or guaranteed by agencies shown in Line
            1.521....................................................      --      --         --      --           --       --
              All other..............................................   7,722     6.2      7,722      --        7,722      6.2

   Other debt and other fixed income securities (excluding short-
     term):
       Unaffiliated domestic securities (includes credit tenant
         loans and hybrid securities)................................  48,119    38.9     48,119      --       48,119     38.9
       Unaffiliated non-U.S. securities (including Canada)...........  21,258    17.2     21,258      --       21,258     17.2
       Affiliated securities.........................................      --      --         --      --           --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE (Continued)
DECEMBER 31, 2018

                                                                  Gross Investment   Admitted Assets as Reported in the Annual
                                                                      Holdings                      Statement
(in millions)                                                    ------------------  --------------------------------------
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested
                                                                                                Collateral  Total
Investment Categories                                             Amount  Percentage  Amount      Amount    Amount  Percentage
---------------------                                            -------- ---------- --------   ---------- -------- ----------
Equity interests:
   Investments in mutual funds.................................. $     41     --%    $     41      $ --    $     41     --%
   Preferred stocks:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................      303    0.2          303        --         303    0.2
   Publicly traded equity securities (excluding preferred
     stocks):
       Affiliated...............................................      109    0.1          109        --         109    0.1
       Unaffiliated.............................................      159    0.1          159        --         159    0.1
   Other equity securities:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................        3     --            3        --           3     --
   Other equity interests including tangible personal property under lease:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................       --     --           --        --          --     --
Mortgage loans:
   Construction and land development............................    1,224    1.0        1,224        --       1,224    1.0
   Agricultural.................................................       --     --           --        --          --     --
   Single family residential properties.........................    1,661    1.3        1,661        --       1,661    1.3
   Multifamily residential properties...........................    4,786    4.0        4,786        --       4,786    4.0
   Commercial loans.............................................   11,143    9.0       11,143        --      11,143    9.0
   Mezzanine real estate loans..................................      114    0.1          114        --         114    0.1
Real estate investments:
   Property occupied by company.................................       53     --           53        --          53     --
   Property held for production of income (includes
     $2 million of property acquired in satisfaction of
     debt)......................................................      111    0.1          111        --         111    0.1
   Property held for sale (includes $34 million of property
     acquired in satisfaction of debt)..........................       33     --           33        --          33     --
Contract loans..................................................    1,307    1.1        1,307        --       1,307    1.1
Derivatives.....................................................    1,635    1.3        1,635        --       1,635    1.3
Receivables for securities......................................      138    0.1          138        --         138    0.1
Securities lending reinvested collateral assets.................      352    0.3          352       XXX         XXX    XXX
Cash, cash equivalents and short-term investments...............    1,547    1.3        1,547       352       1,899    1.5
Other invested assets...........................................    4,246    3.4        4,246        --       4,246    3.4
                                                                 --------    ---     --------      ----    --------    ---
Total invested assets........................................... $123,658    100%    $123,658      $352    $123,658    100%
                                                                 ========    ===     ========      ====    ========    ===

                        American Home Assurance Company
                                An AIG Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2018 and 2017
           and for the years ended December 31, 2018, 2017 and 2016

                                 [LOGO OF AIG]

                        American Home Assurance Company

                     Statutory Basis Financial Statements

  As of December 31, 2018 and 2017 and for the years ended December 31, 2018,
                                 2017 and 2016

                               Table of Contents

         Report of Independent Auditors                                                3
         Statements of Admitted Assets                                                 5
         Statements of Liabilities, Capital and Surplus                                6
         Statements of Operations and Changes in Capital and Surplus                   7
         Statements of Cash Flows                                                      8
Note 1   Organization and Summary of Significant Statutory Basis Accounting Policies   9
Note 2   Accounting Adjustments to Statutory Basis Financial Statements               22
Note 3   Investments                                                                  25
Note 4   Fair Value of Financial Instruments                                          29
Note 5   Reserves for Losses and Loss Adjustment Expenses                             31
Note 6   Related Party Transactions                                                   36
Note 7   Reinsurance                                                                  40
Note 8   Income Taxes                                                                 43
Note 9   Capital and Surplus and Dividend Restrictions                                52
Note 10  Contingencies                                                                52
Note 11  Other Significant Matters                                                    55
Note 12  Subsequent Events                                                            57

[LOGO OF PWC]

                        Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory financial statements of American Home Assurance Company (the "Company"), which comprise the statutory statements of admitted assets and liabilities, capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for the years then ended.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

-------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

[LOGO OF PWC]

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

New York, NY
April 22, 2019

-------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                         Statements of Admitted Assets

                                                                                     December 31, December 31,
                                                                                         2018         2017
                                                                                     ------------ ------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair value: 2018 - $14,935; 2017 - $15,831)     $14,534      $15,153
   Common stocks, at carrying value (cost: 2018 - $321; 2017 - $584)                       356          576
   Preferred stocks, at carrying value (cost: 2018 - $49; 2017 - $49)                       49           49
   Other invested assets (cost: 2018 - $2,982 ; 2017 - $3,504)                           3,003        3,901
   Mortgage loans                                                                        2,679        2,067
   Derivative instruments                                                                    5           --
   Short-term investments, at amortized cost (approximates fair value)                      46           --
   Cash and cash equivalents                                                               230          238
   Receivable for securities sold                                                          104           82
                                                                                       -------      -------
       Total cash and invested assets                                                  $21,006      $22,066
                                                                                       -------      -------
Investment income due and accrued                                                      $   166      $   169
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                        941          940
   Premiums and installments booked but deferred and not yet due                           241          367
   Accrued retrospective premiums                                                          511          567
High deductible policy receivables                                                          63           43
Reinsurance recoverable on paid losses                                                     365          325
Funds held by or deposited with reinsurers                                                 212          217
Net deferred tax assets                                                                    772          814
Receivables from parent, subsidiaries and affiliates                                       284            5
Other assets                                                                               159          197
Allowance for uncollectible accounts                                                       (53)         (72)
                                                                                       -------      -------
       Total admitted assets                                                           $24,667      $25,638
                                                                                       =======      =======

               See Notes to Statutory Basis Financial Statements

-------------------------------------------------------------------------------
5   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2018 and 2017

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions, Except Share Information)
--------------------------------------------------------------------------------


                Statements of Liabilities, Capital and Surplus

                                                     December 31, December 31,
                                                         2018         2017
                                                     ------------ ------------
  Liabilities
  Reserves for losses and loss adjustment expenses     $10,935      $12,115
  Unearned premium reserves                              3,234        3,301
  Commissions, premium taxes, and other expenses
    payable                                                140          140
  Reinsurance payable on paid loss and loss
    adjustment expenses                                    249          244
  Current federal taxes payable to parent                    9           12
  Funds held by company under reinsurance treaties       2,288        1,695
  Provision for reinsurance                                 30           20
  Ceded reinsurance premiums payable, net of ceding
    commissions                                            337          324
  Collateral deposit liability                             369          393
  Payable for securities purchased                         112           38
  Payable to parent, subsidiaries and affiliates           565          674
  Other liabilities                                        476          444
                                                       -------      -------
     Total liabilities                                 $18,744      $19,400
                                                       -------      -------
  Capital and Surplus
  Common capital stock, $17 par value, 1,758,158
    shares authorized, 1,695,054 shares issued and
    outstanding                                        $    29      $    29
  Capital in excess of par value                         6,989        6,839
  Unassigned surplus                                    (2,021)      (1,324)
  Special surplus funds from reinsurance                   926          694
                                                       -------      -------
     Total capital and surplus                         $ 5,923      $ 6,238
                                                       -------      -------
     Total liabilities, capital and surplus            $24,667      $25,638
                                                       =======      =======

               See Notes to Statutory Basis Financial Statements

-------------------------------------------------------------------------------
6 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2018 and 2017

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


          Statements of Operations and Changes in Capital and Surplus

                                                       For the Years Ended December 31,
                                                       -------------------------------
                                                         2018       2017       2016
                                                       --------   --------   --------
Statements of Operations
Underwriting income:
Premiums earned                                        $  5,009   $  5,170   $  6,052
                                                       --------   --------   --------
Underwriting deductions:
   Losses incurred                                        3,945      4,400      5,212
   Loss adjustment expenses                                 315        577        267
   Other underwriting expenses                            1,858      1,624      1,875
                                                       --------   --------   --------
Total underwriting deductions                             6,118      6,601      7,354
                                                       --------   --------   --------
Net underwriting loss                                    (1,109)    (1,431)    (1,302)
                                                       --------   --------   --------
Investment gain:
   Net investment income earned                           1,027      1,058      1,187
   Net realized capital losses (net of capital
     gains tax expense: 2018 - $69; 2017 - $82;
     2016 - $61)                                           (111)      (110)      (106)
                                                       --------   --------   --------
Net investment gain                                         916        948      1,081
                                                       --------   --------   --------
Net loss from agents' or premium balances
  charged-off                                                (3)       (19)       (36)
Other (expense) income                                     (136)        39        (20)
                                                       --------   --------   --------
Net loss after capital gains taxes and before
  federal income taxes                                     (332)      (463)      (277)
Federal and foreign income tax benefit                      (54)       (69)       (34)
                                                       --------   --------   --------
Net loss                                               $   (278)  $   (394)  $   (243)
                                                       ========   ========   ========
Change in Capital and Surplus
Capital and surplus, as of December 31, previous
  year                                                 $  6,238   $  6,448   $  6,641
   Adjustment to beginning surplus (Note 2)                  71         38         66
                                                       --------   --------   --------
Capital and surplus, as of January 1,                     6,309      6,486      6,707
   Other changes in capital and surplus:
       Net loss                                            (278)      (394)      (243)
       Change in net unrealized capital gain
         (loss) (net of capital gain (loss) tax
         expense (benefit): 2018 - ($50) $; 2017
         - $2; 2016 - ($16)                                (137)       204        (48)
       Change in net deferred income tax                     31       (394)       118
       Change in nonadmitted assets                         (91)       410       (157)
       Change in provision for reinsurance                  (10)        17         (3)
       Capital contribution                                 150         --        700
       Dividends to stockholder                              --         --       (600)
       Foreign exchange translation                         (20)       (54)        22
       Change in statutory contingency reserve              (31)       (39)       (44)
       Other surplus adjustments                             --          2         (4)
                                                       --------   --------   --------
   Total changes in capital and surplus                    (386)      (248)      (259)
                                                       --------   --------   --------
Capital and Surplus, as of December 31,                $  5,923   $  6,238   $  6,448
                                                       ========   ========   ========

               See Notes to Statutory Basis Financial Statements

-------------------------------------------------------------------------------
7 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2018, 2017 and 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                           Statements of Cash Flows

                                                   For the Years Ended December 31,
                                                   -------------------------------
                                                     2018       2017       2016
                                                   --------   --------   --------
Cash from Operations:
   Premiums collected, net of reinsurance          $  5,292   $  5,395   $  6,477
   Net investment income                                839        920        974
   Miscellaneous income (expense)                         4        (17)        17
                                                   --------   --------   --------
   Sub-total                                          6,135      6,298      7,468
                                                   --------   --------   --------
   Benefit and loss related payments                  4,832      7,209      2,750
   Commission and other expense paid                  2,599      3,407      2,236
   Federal and foreign income taxes recovered            (1)       (98)         9
                                                   --------   --------   --------
   Net cash (used in) provided from operations       (1,295)    (4,220)     2,473
                                                   --------   --------   --------
Cash from Investments:
Proceeds from investments sold, matured, or repaid
   Bonds                                              3,990      7,709      5,646
   Stocks                                               339        324         35
   Mortgage loans                                       111        615        118
   Other investments                                  1,790      1,591      1,026
                                                   --------   --------   --------
   Total proceeds from investments sold, matured,
     or repaid                                        6,230     10,239      6,825
                                                   --------   --------   --------
Cost of investments acquired
   Bonds                                              3,766      4,278      7,584
   Stocks                                                56        454         59
   Mortgage loans                                       748        763        871
   Other investments                                    870        853      1,035
                                                   --------   --------   --------
   Total cost of investments acquired                 5,440      6,348      9,549
                                                   --------   --------   --------
   Net cash provided from investing activities          790      3,891     (2,724)
                                                   --------   --------   --------
Cash from Financing and Miscellaneous Sources:
   Borrowed funds repaid                                (65)      (180)       216
   Intercompany receipts                                599        577        (61)
   Net deposit activity on deposit-type contracts
     and other insurance                                (27)       (13)       (24)
   Collateral deposit liability (payments)
     receipts                                           (24)         8         50
   Other receipts                                        60         30         84
                                                   --------   --------   --------
   Net cash provided from financing and
     miscellaneous activities                           543        422        265
                                                   --------   --------   --------
Net change in cash, cash equivalents, and
  short-term investments                                 38         93         14
Cash, cash equivalents, and short-term investments
                                                   --------   --------   --------
   Beginning of year                                    238        145        131
                                                   --------   --------   --------
   End of year                                     $    276   $    238   $    145
                                                   ========   ========   ========

   Refer to Note 11D for description of non-cash items.

               See Notes to Statutory Basis Financial Statements

-------------------------------------------------------------------------------
8   STATEMENT OF CASH FLOW - for the years ended December 31, 2018, 2017 and
    2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


1. Organization and Summary of Significant Statutory Basis Accounting Policies
--------------------------------------------------------------------------------

A. Basis of Organization and Presentation
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------
American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc.
("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies.

The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling participation percentages under the Combined Pooling Agreement and states of domicile are as follows:

                                                               Pool
                                                    NAIC   Participation   State of
Company                                            Company  Percentage     Domicile
-------                                            ------- ------------- ------------
National Union Fire Insurance Company of
  Pittsburgh, Pa. (National Union)*                 19445       35%      Pennsylvania
American Home Assurance Company (American Home)     19380       35%          New York
Lexington Insurance Company (Lexington)             19437       30%          Delaware
AIG Property Casualty Company (APCC)                19402        0%      Pennsylvania
Commerce and Industry Insurance Company (C&I)       19410        0%          New York
The Insurance Company of the State of
  Pennsylvania (ISOP)                               19429        0%          Illinois
New Hampshire Insurance Company (New Hampshire)     23841        0%          Illinois
AIG Specialty Insurance Company (Specialty)         26883        0%          Illinois
AIG Assurance Company (Assurance)                   40258        0%          Illinois
Granite State Insurance Company (Granite)           23809        0%          Illinois
Illinois National Insurance Co. (Illinois
  National)                                         23817        0%          Illinois
AIU Insurance Company (AIU)                         19399        0%          New York

* Lead Company of the Combined Pool

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2017 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than
5.0 percent of surplus of the Company for the years ending December 31, 2018, 2017, and 2016.

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

-------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


State / Location                                                  2018 2017 2016
----------------                                                  ---- ---- ----
California                                                        $103 $124 $70
Florida                                                             68   86  78
United Arab Emirates                                                66   71  88
New York                                                            36   65  97
Texas                                                               26   48  48

Basis of Presentation
--------------------------------------------------------------------------------
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association").

The Company's financial information as of and for the years ended December 31, 2018, 2017 and 2016 have been presented in accordance with the terms of the Combined Pooling Agreement. Refer to Note 6 for additional information regarding the changes in the pooling percentages.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------
NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The
Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

For the affiliated loss portfolio transfer ("LPT") agreement entered into during 2018, the Company received permitted practices to present the consideration paid in relation to statutory reserves ceded to Fortitude Reinsurance Company Limited ("Fortitude Re") and Eaglestone Reinsurance Company ("Eaglestone") within paid losses rather than as premium written and earned. The classification change has no effect on net income or surplus. Refer to Note 5 for further details.

In 2016, the Company applied a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. The classification change had no effect on net income or surplus.

Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") has prescribed the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company has received approval to reflect the transfer of collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

In 2016, the Company applied a permitted practice to recognize the effects of a retroactive aggregate excess of loss reinsurance agreement (the "ADC" or "Adverse Development Cover") entered into in January 2017 with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway, Inc. In addition, the Company applied a permitted practice to record the impact of the ADC as prospective reinsurance. The permitted practice also allowed the Company to reflect the consideration as paid losses rather than a reduction in premiums earned. The surplus gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession.

The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NY DFS's risk based capital ("RBC") and surplus requirements for the 2018, 2017 or 2016 reporting periods.

-------------------------------------------------------------------------------
10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

A reconciliation of the net income (loss) and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

                                                             SSAP # FS Ref  2018    2017    2016
                                                             ------ ------ ------  ------  ------
Net loss, NY SAP                                                           $ (278) $ (394) $ (243)
State prescribed or permitted practices - addition (charge):
   Change in non-tabular discounting                           65     (a)      13      73     147
   Adverse Development Cover                                  62R     (a)      --      --    (514)
   Present the consideration received/paid in relation to
     the loss reserves within paid losses                     62R     (b)      --      --      --
                                                              ---     --   ------  ------  ------
Net loss, NAIC SAP                                                         $ (265) $ (321) $ (610)
                                                              ---     --   ------  ------  ------
Statutory surplus, NY SAP                                                  $5,923  $6,238  $6,448
State prescribed or permitted practices - addition (charge):
   Non-tabular discounting                                     65     (a)     (73)    (86)   (159)
   Credits for collection risk on certain asbestos
     reinsurance recoveries                                   62R     (c)     (61)    (43)    (58)
   Adverse Development Cover                                  62R     (d)    (920)   (689)   (514)
   Present the consideration received/paid in relation to
     the loss reserves within paid losses                     62R     (b)      --      --      --
                                                              ---     --   ------  ------  ------
Statutory surplus, NAIC SAP                                                $4,869  $5,420  $5,717
                                                              ===     ==   ======  ======  ======

(a)Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.
(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.
(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.
(d)Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus. Although the application of prospective reinsurance treatment to the ADC results in no overall change to surplus, the permitted practice applied results in any gain being restricted and reported in segregated surplus and does not form part of the Company's Unassigned surplus.

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------
The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

    . Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

    .  Legal contingencies;

    .  Other than temporary impairment ("OTTI") losses on investments;

    . Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

    . Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed the accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The
Company does not believe such revisions would have a material impact on surplus.

-------------------------------------------------------------------------------
11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


D. Accounting Policy Differences
--------------------------------------------------------------------------------
NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain significant respects, including:

           Transactions                     NAIC SAP Treatment                  US GAAP Treatment
           ------------             ----------------------------------  -----------------------------------
Policy Acquisition Costs            Costs are immediately expensed and  Costs directly related to the
Principally brokerage commissions   are included in Other Underwriting  successful acquisition of new or
and premium taxes arising from the  Expenses, except for reinsurance    renewal insurance contracts are
issuance of insurance contracts.    ceding commissions received in      deferred and amortized over the
                                    excess of the cost to acquire       term of the related insurance
                                    business which are recognized as a  coverage.
                                    deferred liability and amortized
                                    over the period of the reinsurance
                                    agreement.

Unearned Premiums, Unpaid Losses    Presented net of reinsurance        Presented gross of reinsurance
and Loss Expense Liabilities        recoverable.                        with corresponding reinsurance
                                                                        recoverable assets for ceded
                                                                        unearned premiums and reinsurance
                                                                        recoverable on unpaid losses,
                                                                        respectively.

Retroactive reinsurance contracts   Gains and losses are recognized in  Gains are deferred and amortized
                                    earnings immediately and surplus    over the settlement period of the
                                    is segregated to the extent pretax  ceded claim recoveries. Losses are
                                    gains are recognized. Certain       immediately recognized in the
                                    retroactive affiliate or related    Statements of Operations.
                                    party reinsurance contracts are
                                    accounted for as prospective
                                    reinsurance if there is no gain in
                                    surplus as a result of the
                                    transaction.

Investments in Bonds held as:       Investment grade securities (rated  All available for sale investments
1) available for sale               by NAIC as class 1 or 2) are        are carried at fair value with
2) fair value option                carried at amortized cost. Non-     changes in fair value, net of
                                    investment grade securities (NAIC   applicable taxes, reported in
                                    rated 3 to 6) are carried at the    accumulated other comprehensive
                                    lower of amortized cost and fair    income within shareholder's equity.
                                    value.
                                                                        Fair value option investments are
                                                                        carried at fair value with changes
                                                                        in fair value, net of applicable
                                                                        projected income taxes, reported
                                                                        in net investment income.

Investments in Equity Securities    Carried at fair value with          All equity securities that do not
                                    unrealized gains and losses         follow the equity method of
                                    reported, net of applicable taxes,  accounting, are measured at fair
                                    in the Statements of Changes in     value with changes in fair value
                                    Capital and Surplus.                recognized in earnings.

Investments in Limited              Carried at the underlying US GAAP   If aggregate interests allow the
Partnerships, Hedge Funds and       equity with results from the        holding entity to exercise more
Private Equity Interests            investment's operations recorded,   than minor influence (typically
                                    net of applicable taxes, as         more than 3%), the investment is
                                    unrealized gains (losses) directly  carried at Net Asset Value ("NAV")
                                    in the Statements of Changes in     with changes in value recorded to
                                    Capital and Surplus.                net investment income.

                                                                        Where the aggregate interests
                                                                        allow the entity to exercise only
                                                                        minor influence (typically less
                                                                        than 3%), the investment is
                                                                        recorded at NAV with changes in
                                                                        value recorded, net of tax, as a
                                                                        component of accumulated other
                                                                        comprehensive income in
                                                                        shareholder's equity.

-------------------------------------------------------------------------------
12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

           Transactions                     NAIC SAP Treatment                  US GAAP Treatment
           ------------             ----------------------------------  ----------------------------------
Investments in Subsidiary,          Subsidiaries are not consolidated.  Consolidation is required when
Controlled and Affiliated Entities                                      there is a determination that the
(SCAs)                                                                  affiliated entity is a variable
                                                                        interest entity ("VIE") and the
                                                                        entity has a variable interest and
                                                                        the power to direct the activities
                                                                        of the VIE. The VIE assessment
                                                                        would consider various factors
                                                                        including limited partnership (LP)
                                    The equity investment in SCAs are   status and inherent rights of
                                    accounted for under the equity      equity investors.
                                    method and recorded as Common
                                    stock investments. Dividends are    Investments in SCAs that are
                                    recorded within Net Investment      voting interest entities (VOE)
                                    Income.                             with majority voting rights are
                                                                        generally consolidated.

                                                                        Investments in SCAs where the
                                                                        holding entity exercises
                                                                        significant influence (generally
                                                                        ownership of>3% voting interests
                                                                        for LPs and similar entities and
                                                                        between 20 percent and 50 percent
                                                                        for other entities) are recorded
                                                                        at equity value. The change in
                                                                        equity is included within
                                                                        operating income.

Statement of Cash Flows             Statutory Statements of Cash Flows  The Statements of Cash Flows can
                                    must be presented using the direct  be presented using the direct or
                                    method. Changes in cash, cash       indirect methods, however are
                                    equivalents, and short-term         typically presented using the
                                    investments and certain sources of  indirect method. Presentation is cash are excluded from operational  limited to changes in cash and
                                    cash flows. Non-cash items are      cash equivalents (short-term
                                    required to be excluded in the      investments are excluded). All
                                    Statements of Cash Flows and        non-cash items are excluded from
                                    should be disclosed accordingly.    the presentation of cash flows.

Deferred Federal Income Taxes       Deferred income taxes are           The provision for deferred income
                                    established for the temporary       taxes is recorded as a component
                                    differences between tax and book    of income tax expense, as a
                                    assets and liabilities, subject to  component of the Statements of
                                    limitations on admissibility of     Operations, except for changes
                                    tax assets.                         associated with items that are
                                                                        included within other
                                    Changes in deferred income taxes    comprehensive income where such
                                    are recorded within capital and     items are recorded net of
                                    surplus and have no impact on the   applicable income taxes.
                                    Statements of Operations.

Statutory Adjustments               Certain asset balances designated   All assets and liabilities are
(applied to certain assets          as nonadmitted, such as intangible  included in the financial
including goodwill, furniture and   assets and certain investments in   statements. Provisions for
equipment, deferred taxes in        affiliated entities are excluded    uncollectible receivables are
excess of limitations, prepaid      from the Statements of Admitted     established as valuation
expenses, overdue receivable        Assets and are reflected as         allowances and are recognized as
balances and unsecured reinsurance  deductions from capital and         expense within the Statements of
amounts)                            surplus.                            Operations.

                                    A Provision for reinsurance is
                                    established for unsecured
                                    reinsurance amounts recoverable
                                    from unauthorized and certain
                                    authorized reinsurers with a
                                    corresponding reduction to
                                    Unassigned surplus.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

-------------------------------------------------------------------------------
13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------
Premiums for insurance and reinsurance contracts are recorded as gross premiums written as of the effective date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Premiums collected prior to the effective date of the policy are recorded as advance premiums, reported as a liability and not considered income until due. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves represent the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method. Additional unearned premium reserves for policies exceeding thirteen months are established as greater of three prescribed tests.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and charged against Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2018, 2017 and 2016 were as follows:

Years ended December 31,                                         2018  2017  2016
------------------------                                         ----  ----  ----
Net written premiums subject to retrospectively rated contracts  $ 93  $105  $ 72
Percentage of total net written premiums                          1.9%  2.1%  1.1%

As of December 31, 2018 and 2017, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $511 and $567, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $60 and $58 as of December 31, 2018 and 2017, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $10 and $13 as of December 31, 2018 and 2017, respectively.

High Deductible
--------------------------------------------------------------------------------
The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations.

-------------------------------------------------------------------------------
14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the counterparty exposure on unpaid claims and billed recoverable on paid claims for high deductibles by line of business as of December 31, 2018 and 2017:

                                          Reserve Credits on Recoverable on Paid
December 31, 2018     Gross Loss Reserves   Unpaid Claims          Claims          Total
-----------------     ------------------- ------------------ ------------------- ----------
Allied Lines              $      390          $      390          $      10      $      400
General Liabilities              464                 464                  9             473
Workers Compensation           3,419               3,419                 51           3,470
                          ----------          ----------          ---------      ----------
Total                     $    4,273          $    4,273          $      70      $    4,343
                          ----------          ----------          ---------      ----------

As of December 31, 2018, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $206 and $3,068, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2018 were $1,069, or 25% of the total high deductible. Additionally, as of December 31, 2018, the Company had recoverables on paid claims greater than 90 days overdue of $72, of which $7 have been nonadmitted.

                                          Reserve Credits on Recoverable on Paid
December 31, 2017     Gross Loss Reserves   Unpaid Claims          Claims          Total
-----------------     ------------------- ------------------ ------------------- ----------
Allied Lines              $      394          $      394          $       8      $      402
General Liabilities              445                 445                  6             451
Workers Compensation           3,550               3,550                 39           3,589
                          ----------          ----------          ---------      ----------
Total                     $    4,389          $    4,389          $      53      $    4,442
                          ----------          ----------          ---------      ----------

As of December 31, 2017, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $230 and $3,142, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2017 were $1,202, or 27% of the total high deductible. Additionally, as of December 31, 2017, the Company had recoverables on paid claims greater than 90 days overdue of $51, of which $9 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2018 and 2017:

Counterparty*                                 Unsecured High Deductible Amounts
-------------                                 ---------------------------------
December 31,                                        2018             2017
------------                                  ---------------- ----------------
Counterparty 1                                $            129 $            188
Counterparty 2                                             103              107
Counterparty 3                                              75               90
Counterparty 4                                              55               64
Counterparty 5                                              54               50
Counterparty 6                                              54               49
Counterparty 7                                              48               47
Counterparty 8                                              48               39
Counterparty 9                                              21               26
Counterparty 10                                             20               20

* Actual counterparty is not named and may vary year over year. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting
--------------------------------------------------------------------------------
Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

-------------------------------------------------------------------------------
15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to
Note 11B.

Premium Deficiency
--------------------------------------------------------------------------------
The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. For purposes of premium deficiency tests, contracts are grouped in a manner consistent with how policies are marketed, serviced, and measured for the profitability of such contracts. As of December 31, 2018 and 2017, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------
Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Retroactive reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus funds from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded.
The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------
Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the anticipated acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------
The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. A minimum reserve, as required under the NAIC Annual Statement Instructions for Property and Casualty Companies for Schedule F-Provision for Overdue Reinsurance for uncollectible reinsurance is recorded with an additional reserve required if an entity's experience indicates that a higher amount should be provided. The minimum reserve is recorded as a liability and the change between years is recorded as a gain or loss directly to Unassigned fund (surplus) in the Statement of Liabilities, Capital and Surplus. Any reserve over the minimum amount is recorded on the statement of operations by reversing the accounts previously utilized to establish the reinsurance recoverable. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance.

-------------------------------------------------------------------------------
16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------
Reserves for case incurred but not reported ("IBNR") and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. In the event of loss recoveries through reinsurance agreements, loss and LAE reserves are reported net of reinsurance amounts recoverable for unpaid losses and LAE. Losses and LAE ceded through reinsurance are netted against losses and LAE incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Salvage and subrogation recoverables are estimated using past experience adjusted for current trends, and any other factors that would modify past experience. Estimated salvage and subrogation recoveries (net of associated expenses) are deducted from the liability for unpaid claims or losses.

Structured Settlements
--------------------------------------------------------------------------------
In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2018 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2018 and 2017 were $1,328 and $1,321, respectively.

As of December 31, 2018, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                              Licensed in
Life Insurance Company                                      State of Domicile  New York   Statement Value
----------------------                                      ----------------- ----------- ---------------
American General Life Insurance Company of Texas                 Texas            No           $166
American General Life Insurance Company of Delaware             Delaware          No            270
The United State Life Insurance Company in the City of New        New
  York                                                            York            Yes           837

Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

    . Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

-------------------------------------------------------------------------------
17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


    . Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

    . The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

    . The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

    . The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------
Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------
Bonds include any securities representing a creditor relationship, whereby there is a fixed schedule for one or more future payments such as US government agency securities, municipal securities, corporate and convertible bonds, and fixed income instruments. Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

-------------------------------------------------------------------------------
18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Mortgage Loans
--------------------------------------------------------------------------------
Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Pre-payments of principal are recorded as a reduction in the mortgage loan balance. If a mortgage loan provides for a prepayment penalty or acceleration fee in the event the loan is liquidated prior to its scheduled termination date, such fees is reported as investment income when received. Interest income includes interest collected, the change in interest income due and accrued, the change in unearned interest income as well as amortization of premiums, discounts, and deferred fees and recorded as earned in investment income in the statement of operations.

Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks
--------------------------------------------------------------------------------
Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at book value. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of book or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------
Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary. For FHLB capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------
Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------
Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus. Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives
--------------------------------------------------------------------------------
Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

-------------------------------------------------------------------------------
19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Net investment income and gain/loss
--------------------------------------------------------------------------------
Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment
--------------------------------------------------------------------------------
If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms..

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

    . The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

    .  Fundamental credit risk of the issuer exists; and/or

    . Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

    . If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

    . If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

    . If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    .  If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

    . If an order of liquidation or other fundamental credit issues with the partnership exists;

    . If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

    . If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

    . If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

-------------------------------------------------------------------------------
20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Equities in Pools & Associations
--------------------------------------------------------------------------------
The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company's share of:

    .  direct and assumed premium as gross premium,

    . underwriting and net investment income results in the Statements of Operations and Changes in Capital and Surplus,

    .  insurance and reinsurance balances in the Statements of Admitted Assets,

    . all other non-insurance assets and liabilities held by the Association, all of which are on its members' behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

    .  cashflows in the Statements of Cash Flows.

Foreign Currency Translation
--------------------------------------------------------------------------------
Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------
The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

In August 2015, AIG amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

AIG sponsors various defined contribution plans that provide for pre-tax salary reduction contributions by its U.S. employees. The most significant plan is the AIG Incentive Savings Plan, to which the Company makes matching contributions of 100 percent of the first six percent of employee contributions, subject to Internal Revenue Service imposed limitations. Effective January 1, 2016, participants began receiving an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service ("IRS")-imposed limitations.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2018, 2017 and 2016 of $5, $10 and $10, respectively.

Depreciation
--------------------------------------------------------------------------------
Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes
--------------------------------------------------------------------------------
The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, effective January 1, 2018, and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

-------------------------------------------------------------------------------
21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

    . The sections of the Internal Revenue Code relating to the Base Erosion Anti-abuse Tax ("BEAT") are applied, but only if the AIG consolidated group is subject to BEAT in the Consolidated Tax Liability, and;

    . The impact of Deferred Intercompany Transactions (as defined in Treas. Reg. (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg.
       (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2018, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes
--------------------------------------------------------------------------------
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

    . the sustainability of recent operating profitability of the Company's subsidiaries;

    . the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

    . the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

    . prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. Accounting Adjustments to Statutory Basis Financial Statements
--------------------------------------------------------------------------------

A. Change in Accounting Principles
--------------------------------------------------------------------------------

2018 and 2017 Changes
--------------------------------------------------------------------------------

The Company did not adopt any material change in accounting principles in 2018 or 2017.

-------------------------------------------------------------------------------
22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


2016 Changes
--------------------------------------------------------------------------------
In 2016, the Company adopted the following change in the SSAP:

Going Concern: In June 2015, the Statutory Accounting Principles Working Group adopted changes to SSAP No.1, , Disclosures of Accounting Policies, Risks & Uncertainties, and Other Disclosures ("SSAP 1"), with a December 31, 2016 effective date, requiring management to evaluate whether there are conditions that give rise to substantial doubt over the Company's ability to continue as a going concern within one year from the financial statement issuance date. Conditions that would give rise to substantial doubt ordinarily relate to the Company's ability to meet its obligations as they become due. If substantial doubt arises over the Company's ability to continue as a going concern, the Company shall provide disclosure detailing management's evaluation and the consideration of management's plans to alleviate any substantial doubt. The adoption of this change did not have an effect on the Company's financial condition, results of operations or cash flows.

B. Adjustments to Surplus
--------------------------------------------------------------------------------
During 2018, 2017 and 2016 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $72, $38 and $66, respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2018, 2017 and 2016 statutory financial statements as adjustments to Unassigned surplus. The impact of these corrections would have decreased the 2017 pre-tax income by $10 and decreased the 2016 pre-tax income by $20. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2018, 2017 and 2016 is presented in the following tables:

                                                        Policyholders' Total Admitted
2018 Adjustments                                           Surplus         Assets     Total Liabilities
----------------                                        -------------- -------------- -----------------
Balance at December 31, 2017                                $6,238        $25,638          $19,400
Adjustments to beginning Capital and Surplus:
   Asset corrections                                            56             56               --
   Liability corrections                                         6             --               (6)
   Income tax corrections                                       10             10               --
                                                            ------        -------          -------
       Total adjustments to beginning Capital and
         Surplus                                                72             66               (6)
                                                            ------        -------          -------
Balance at January 1, 2018 as adjusted                      $6,310        $25,704          $19,394
                                                            ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of a) an understatement in the carrying value of an investment impacting 2017 financials; b) deposit accounting not recorded within contract terms.

Liability corrections - The decrease in total liabilities is primarily the result of a) a net decrease in unearned premium reserves on multi-year direct policies; partially offset by b) an increase due to an over-cession of premiums and losses on a specific program.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

-------------------------------------------------------------------------------
23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                                Policyholders' Total Admitted
2017 Adjustments                                                   Surplus         Assets     Total Liabilities
----------------                                                -------------- -------------- -----------------
Balance at December 31, 2016                                        $6,448        $29,684          $23,236
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                    27             27               --
   Liability corrections                                                 3             --               (3)
   Income tax corrections                                                8              8               --
                                                                    ------        -------          -------
       Total adjustments to beginning Capital and Surplus               38             35               (3)
                                                                    ------        -------          -------
Balance at January 1, 2017 as adjusted                              $6,486        $29,719          $23,233
                                                                    ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of the recording of real estate step up gains.

Liability corrections - The decrease in total liabilities is primarily the result of a) a decrease due to an over-accrual of insurance taxes, licenses and fees; partially offset by b) an increase resulting from the understatement of losses; c) an increase due to understatement of interest expense on environmental funds held and d) an increase for direct business which was being accounted for as Deposit Accounting in error.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

                                                                Policyholders' Total Admitted
2016 Adjustments                                                   Surplus         Assets     Total Liabilities
----------------                                                -------------- -------------- -----------------
Balance at December 31, 2015                                        $6,641        $26,103          $19,462
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                    42             42               --
   Liability corrections                                                (3)            --                3
   Income tax corrections                                               27             27               --
                                                                    ------        -------          -------
       Total adjustments to beginning Capital and Surplus               66             69                3
                                                                    ------        -------          -------
Balance at January 1, 2016 as adjusted                              $6,707        $26,172          $19,465
                                                                    ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of a) an increase due to an overcharge of claims service fees related to an internally developed system; partially offset by b) a decrease due to understatement of the prior year expense allocation; and c) a decrease related to unsupported ceded premiums.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase due to ceded losses reversed without consideration of contract limits; b) an increase due to recording of unsupported ceded reserves; and c) an increase resulting from losses understated on certain client accounts; partially offset by d) a decrease related to an overstatement of profit share between AIG PC Pool companies and AIG Warranty Guard Agency.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

-------------------------------------------------------------------------------
24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


3. Investments
--------------------------------------------------------------------------------

A. Bond Investments
--------------------------------------------------------------------------------
The reconciliations from carrying value to fair value of the Company's bond investments as of December 31, 2018 and 2017 are outlined in the tables below:

                                                                                        Gross      Gross
                                                                            Carrying  Unrealized Unrealized   Fair
December 31, 2018                                                            Value      Gains      Losses     Value
-----------------                                                           --------- ---------- ---------- ---------
U.S. governments                                                            $      57  $      1    $  --    $      58
All other governments                                                             258         1       (4)         255
States, territories and possessions                                               432        20       (3)         449
Political subdivisions of states, territories and possessions                     382        13       (1)         394
Special revenue and special assessment obligations and all non-guaranteed
  obligations of agencies and authorities and their political subdivisions      2,636        53      (27)       2,662
Industrial and miscellaneous                                                   10,769       461     (113)      11,117
                                                                            ---------  --------    -----    ---------
Total                                                                       $  14,534  $    549    $(148)   $  14,935
                                                                            =========  ========    =====    =========

                                                                                        Gross      Gross
                                                                            Carrying  Unrealized Unrealized   Fair
December 31, 2017                                                            Value      Gains      Losses     Value
-----------------                                                           --------- ---------- ---------- ---------
U.S. governments                                                            $     109  $      2     $ --    $     111
All other governments                                                             207         1       (1)         207
States, territories and possessions                                               664        41       (1)         704
Political subdivisions of states, territories and possessions                     752        36       (1)         787
Special revenue and special assessment obligations and all non-guaranteed
  obligations of agencies and authorities and their political subdivisions      2,944       101      (13)       3,032
Industrial and miscellaneous                                                   10,477       565      (52)      10,990
                                                                            ---------  --------     ----    ---------
Total                                                                       $  15,153  $    746     $(68)   $  15,831
                                                                            =========  ========     ====    =========

The carrying values and fair values of bonds at December 31, 2018, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                           Carrying    Fair
December 31, 2018                                           Value      Value
-----------------                                         ---------- ----------
Due in one year or less                                   $      487 $      487
Due after one year through five years                          2,557      2,567
Due after five years through ten years                         1,882      1,873
Due after ten years                                            1,959      1,986
Structured securities                                          7,693      8,065
                                                          ---------- ----------
Total                                                     $   14,578 $   14,978
                                                          ========== ==========

-------------------------------------------------------------------------------
25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


B. Mortgage Loan Investments
--------------------------------------------------------------------------------
The minimum and maximum lending rates for mortgage loans during 2018 were:

                                   Minimum        Maximum
                  Category      Lending Rate % Lending Rate %
                  --------      -------------- --------------
                  Office             4.3%           5.0%
                  Industrial         3.0%           4.5%
                  Multi-Family       2.1%           4.3%
                  Residential        2.9%           5.2%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 95 percent. The Company's mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2018 and 2017:

                                   Residential            Commercial
                                ----------------- ---------------------------
                           Farm Insured All Other Insured All Other Mezzanine Total
                           ---- ------- --------- ------- --------- --------- ------
2018
   Recorded Investment
   Current                 $--    $--     $486      $--    $2,191      $--    $2,677
   30 - 59 days past due    --     --        2       --        --       --         2
                           ---    ---     ----      ---    ------      ---    ------
   Total                   $--    $--     $488      $--    $2,191      $--    $2,679
                           ---    ---     ----      ---    ------      ---    ------
2017
   Recorded Investment
   Current                 $--    $--     $339      $--    $1,727      $--    $2,066
   30 - 59 days past due    --     --        1       --        --       --         1
                           ---    ---     ----      ---    ------      ---    ------
Total                      $--    $--     $340      $--    $1,727      $--    $2,067
                           ===    ===     ====      ===    ======      ===    ======

C. Loan-Backed and Structured Securities
--------------------------------------------------------------------------------

The Company did not record any non-credit OTTI losses during 2018 and 2017 for LBaSS.

As of December 31, 2018 and 2017, the Company held LBaSS for which it recognized $43 and $19 respectively of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,                                              2018      2017
------------------------                                            --------  --------
Aggregate unrealized losses:
   Less than 12 Months                                              $     36  $     28
   12 Months or longer                                              $     41  $      5
Aggregate related fair value of securities with unrealized losses:
   Less than 12 Months                                              $  1,723  $  2,178
   12 Months or longer                                              $  1,376  $    215

The Company held structured notes as of December 31, 2018 and 2017 with a total carrying value of $140 and $128, respectively. There were no structured notes held as of December 31, 2018 and 2017 which were considered mortgage-referenced securities.

-------------------------------------------------------------------------------
26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


D. Unrealized losses
--------------------------------------------------------------------------------
The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2018 and 2017 are set forth in the tables below:

December 31, 2018                    Less than 12 Months   12 Months or Longer          Total
-----------------                   --------------------  --------------------  --------------------
                                               Unrealized            Unrealized            Unrealized
Description of Securities           Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------           ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                      $   13     $  --      $   22     $  --      $   35     $  --
All other governments                     67        (3)        124        (4)        191        (7)
States, territories and possessions       51        (3)         44        (1)         95        (4)
Political subdivisions of states,
  territories and possessions             49        (1)         52        (1)        101        (2)
Special revenue and special
  assessment obligations and all
  non-guaranteed obligations of
  agencies and authorities and
  their political subdivisions           264        (3)        723       (24)        987       (27)
Industrial and miscellaneous           3,360       (99)      1,825       (67)      5,185      (166)
                                      ------     -----      ------     -----      ------     -----
Total bonds                           $3,804     $(109)     $2,790     $ (97)     $6,594     $(206)
                                      ------     -----      ------     -----      ------     -----
Affiliated                                --        --          10        (5)         10        (5)
Non-affiliated                             9        (1)         --        --           9        (1)
                                      ------     -----      ------     -----      ------     -----
Total common stocks                   $    9     $  (1)     $   10     $  (5)     $   19     $  (6)
                                      ------     -----      ------     -----      ------     -----
Total bonds and stocks                $3,813     $(110)     $2,800     $(102)     $6,613     $(212)
                                      ======     =====      ======     =====      ======     =====

December 31, 2017                    Less than 12 Months   12 Months or Longer          Total
-----------------                   --------------------  --------------------  --------------------
                                               Unrealized            Unrealized            Unrealized
Description of Securities           Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------           ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                      $    8      $ --       $ --       $ --      $    8     $  --
All other governments                    138        (3)        23         (1)        161        (4)
States, territories and possessions       49        (1)         6         --          55        (1)
Political subdivisions of states,
  territories and possessions             35        --         35         (1)         70        (1)
Special revenue and special
  assessment obligations and all
  non-guaranteed obligations of
  agencies and authorities and
  their political subdivisions           541       (12)       100         (1)        641       (13)
Industrial and miscellaneous           2,674       (46)       625        (16)      3,299       (62)
                                      ------      ----       ----       ----      ------     -----
Total bonds                           $3,445      $(62)      $789       $(19)     $4,234     $ (81)
                                      ------      ----       ----       ----      ------     -----
Affiliated                                --        --        128        (49)        128       (49)
Non-affiliated                             5        --         --         --           5        --
                                      ------      ----       ----       ----      ------     -----
Total common stocks                   $    5      $ --       $128       $(49)     $  133     $ (49)
                                      ------      ----       ----       ----      ------     -----
Total bonds and stocks                $3,450      $(62)      $917       $(68)     $4,367     $(130)
                                      ======      ====       ====       ====      ======     =====

E. Realized Gains Losses
--------------------------------------------------------------------------------

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2018, 2017 and 2016 were as follows:

Years ended December 31         2018               2017               2016
-----------------------  ------------------ ------------------ ------------------
                                   Equity             Equity             Equity
                          Bonds  Securities  Bonds  Securities  Bonds  Securities
                         ------  ---------- ------  ---------- ------  ----------
Proceeds from sales      $1,924     $339    $5,648     $59     $3,895     $34
Gross realized gains         14       21        79       5         83      12
Gross realized losses       (27)      --       (69)     --        (48)     --

-------------------------------------------------------------------------------
27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


F. Derivative Financial Instruments
--------------------------------------------------------------------------------
The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the Company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The currency and interest rate derivatives do not qualify for hedge accounting. As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) in Unassigned surplus within the Statements of Operations and Changes in Capital and Surplus until the contract expires, paid down or is redeemed early. In the event a contract is fully redeemed before its expiration, the related unrealized amounts will be recognized in the Net realized capital gains (losses). Furthermore, if the contract has periodic payments or fully matures, any related unrealized amounts are recognized in net investment income.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2018 and 2017.

                                   December 31, 2018         Year ended December 31, 2018
                               -------------------------- ----------------------------------
Derivative Financial             Outstanding              Realized capital Unrealized capital
Instrument                     Notional Amount Fair Value gains/ (losses)   gains / (losses)
--------------------           --------------- ---------- ---------------- ------------------
Swaps                              $1,334         $ 5           $(2)              $25
Forwards                               --          --            --                (1)
                                   ------         ---           ---               ---
Total                              $1,334         $ 5           $(2)              $24
                                   ======         ===           ===               ===

                                   December 31, 2017         Year ended December 31, 2017
                               -------------------------  ----------------------------------
Derivative Financial             Outstanding              Realized Capital Unrealized capital
Instrument                     Notional Amount Fair Value  gains/(losses)    gains / losses
--------------------           --------------- ---------- ---------------- ------------------
Swaps                               $583          $(15)         $(9)              $(44)
Forwards                             250             1            1                  4
                                    ----          ----          ---               ----
Total                               $833          $(14)         $(8)              $(40)
                                    ====          ====          ===               ====

-------------------------------------------------------------------------------
28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


G. Other Invested Assets
--------------------------------------------------------------------------------
During 2018, 2017 and 2016, the Company recorded OTTI losses on investments in joint ventures and partnerships of $91, $81, and $66, respectively.

H. Investment Income
--------------------------------------------------------------------------------
The Company had $0 and $1 accrued investment income receivables over 90 days past due as of December 31, 2018 and 2017, respectively. Investment expenses of $36, $42 and $33 were included in Net investment income earned for the years ended December 31, 2018, 2017 and 2016, respectively.

I. Restricted Assets
--------------------------------------------------------------------------------
The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,676 and $1,645 as of December 31, 2018 and 2017, respectively.

4. Fair Value of Financial Instruments
--------------------------------------------------------------------------------
The following tables present information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2018 and 2017:

December 31, 2018                              Level 1 Level 2 Level 3  Total
-----------------                              ------- ------- ------- -------
Bonds                                          $   --  $  578  $   96  $   674
Common stocks                                     111      --      25      136
Mutual funds                                        2      --      --        2
Derivative assets                                  --      22      --       22
Derivative liabilities                             --     (17)     --      (17)
                                               ------  ------  ------  -------
Total                                          $  113  $  583  $  121  $   817
                                               ======  ======  ======  =======

December 31, 2017                             Level 1 Level 2  Level 3  Total
-----------------                             ------- -------  ------- -------
Bonds                                         $   --  $   245  $   65  $   310
Common stocks                                    136      276      22      434
Mutual funds                                       1        2      --        3
Derivative assets                                 --        6      --        6
Derivative liabilities                            --      (20)     --      (20)
                                              ------  -------  ------  -------
Total                                         $  137  $   509  $   87  $   733
                                              ======  =======  ======  =======

There were no assets carried at fair value that were transferred between Level 1 and Level 2 during 2018. During the year ended December 31, 2017, $2 of common stocks transferred from Level 1 to Level 2 as an alternative method was utilized to determine fair value as active market price was not readily accessible.

-------------------------------------------------------------------------------
29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


A. Fair Value Measurements in Level 3 of the Fair Value Hierarchy
--------------------------------------------------------------------------------
The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended
December 31, 2018 and 2017.

                                                       Total Realized
                                                       Gains (Losses)                 Purchases,
               Beginning                                included in     Unrealized      Sales,
               Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
               January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
                  2018       Level 3      of Level 3       Income        Surplus         Net          2018
               ---------- -------------- ------------- -------------- -------------- ------------ ------------
Bonds             $65          $98           $(141)         $(13)          $(2)          $ 89         $ 96
Common stocks      22            1             (26)           15            (2)            15           25
                  ---          ---           -----          ----           ---           ----         ----
Total             $87          $99           $(167)         $  2           $(4)          $104         $121
                  ===          ===           =====          ====           ===           ====         ====

                                                       Total Realized
                                                       Gains (Losses)                 Purchases,
               Beginning                                included in     Unrealized      Sales,
               Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
               January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
                  2017       Level 3      of Level 3       Income        Surplus         Net          2017
               ---------- -------------- ------------- -------------- -------------- ------------ ------------
Bonds             $66          $16           $(85)          $(1)           $--           $69          $65
Common Stocks      21           --             --             5             --            (4)          22
                  ---          ---           ----           ---            ---           ---          ---
Total             $87          $16           $(85)          $ 4            $--           $65          $87
                  ===          ===           ====           ===            ===           ===          ===

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of Level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets.

         Fair Value at December 31, 2018 Valuation Technique  Unobservable Input Range (Weighted Average)
         ------------------------------- -------------------- ------------------ ------------------------
Assets:
Bonds                  $31               Discounted cash flow       Yield         3.94% - 5.75% (4.85%)

-------------------------------------------------------------------------------
30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------
The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2018 and 2017:

                                                                                               Not
                                             Aggregate  Admitted                           Practicable
December 31, 2018                            Fair Value  Assets  Level 1 Level 2  Level 3 (Carry Value)
-----------------                            ---------- -------- ------- -------  ------- -------------
Bonds                                         $14,935   $14,534   $ --   $10,809  $4,126       $--
Cash equivalents and short term investments       191       191    134        57      --        --
Common stock                                      145       145    111         9      25        --
Derivative assets                                  22        22     --        22      --        --
Derivative liabilities                            (17)      (17)    --       (17)     --        --
Mortgage loans                                  2,673     2,679     --        --   2,673        --
Mutual funds                                        2         2      2        --      --        --
Preferred stock                                    50        49     --        50      --        --
                                              -------   -------   ----   -------  ------       ---
Total                                         $18,001   $17,605   $247   $10,930  $6,824       $--
                                              =======   =======   ====   =======  ======       ===

                                                                                               Not
                                             Aggregate  Admitted                           Practicable
December 31, 2017                            Fair Value  Assets  Level 1 Level 2  Level 3 (Carry Value)
-----------------                            ---------- -------- ------- -------  ------- -------------
Bonds                                         $15,831   $15,153   $ --   $11,434  $4,397       $--
Cash equivalents and short term investments       138       138    138        --      --        --
Common stock                                      445       445    136       288      21        --
Derivative assets                                   6         6     --         6      --        --
Derivative liabilities                            (20)      (20)    --       (20)     --        --
Mortgage loans                                  2,079     2,067     --        --   2,079        --
Mutual funds                                        3         3      1         2      --        --
Preferred stock                                    50        49     --        50      --        --
                                              -------   -------   ----   -------  ------       ---
Total                                         $18,532   $17,841   $275   $11,760  $6,497       $--
                                              =======   =======   ====   =======  ======       ===

5. Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------
A roll forward of the Company's net reserves for losses and LAE as of December 31, 2018, 2017 and 2016, is set forth in the table below:

December 31,                                                   2018     2017     2016
------------                                                 -------  -------  -------
Reserves for losses and LAE, end of prior year               $12,115  $12,210  $13,171
                                                             -------  -------  -------
Incurred losses and LAE related to:
   Current accident year                                       4,000    4,700    4,377
   Prior accident year                                           260      277    1,102
                                                             -------  -------  -------
   Total incurred losses and LAE                             $ 4,260  $ 4,977  $ 5,479
                                                             -------  -------  -------
Paid losses and LAE related to:
   Current accident year                                      (1,182)  (1,140)  (1,123)
   Prior accident year                                        (4,258)  (3,932)  (5,317)
                                                             -------  -------  -------
   Total paid losses and LAE                                  (5,440)  (5,072)  (6,440)
                                                             -------  -------  -------
Reserves for losses and LAE, end of current year             $10,935  $12,115  $12,210
                                                             =======  =======  =======

During 2018, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $260, which includes a decrease in loss reserve discount on prior accident years of $24. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior year loss reserve development of $491.

-------------------------------------------------------------------------------
31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The 2018 unfavorable prior year development is generally a result of the following:

    . Unfavorable prior year development in excess casualty, driven by the combination of construction defect and construction wrap claims from accident years 2015 and prior where the Company reacted to significant increases in severity and longer claim reporting patterns, as well as higher than expected loss severity in accident years 2016 and 2017, which led to an increase in estimates for these accident years;

    . Unfavorable prior year development in financial lines, primarily from directors & officers (D&O) and employment practices liability (EPLI) policies covering corporate and national insureds as well as private and not-for-profit insureds. This development was predominantly in accident years 2014-2017 and resulted largely from increases in severity as the frequency of class action lawsuits increased in those years; and

    . Unfavorable prior year development in personal lines reflecting an increase in estimates in respect of the California Wildfires and Hurricane Irma.

During 2017, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $277, which includes a decrease in loss reserve discount on prior accident years of $45. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior loss reserve development of $452.

The 2017 unfavorable prior year development is generally a result of the following:

    . Unfavorable prior year development in excess casualty and primarily general liability products within Other Liability - Occurrence line of business, driven primarily by increases in underlying severity and greater than expected loss experience in accident year 2016 as well as increased development from claims related to construction defects and construction wrap business (largely from accident years 2006 and prior);

    . Unfavorable prior year development in excess casualty and directors and officers ("D&O") within Other Liability - Claims-Made line of business, covering privately owned and not-for-profit insureds. The D&O development was predominantly in accident year 2016 and resulted largely from increases in bankruptcy-related claims and fiduciary liability claims for large educational institutions; and

    . Unfavorable prior year development primarily driven by commercial auto business in the program business unit. A significant portion of this development came from accident year 2016 with much of it related to programs that have been terminated over the past year.

During 2016, the Company reported adverse loss and LAE net reserve development of $1,102 which includes a loss reserve discount of $152 due to accretion. The adverse development is comprised mainly of development on the Primary Workers Compensation class of business of $669, the Primary General Liability class of business of $270, the Excess Casualty class of business of $268, the Medical Malpractice class of business of $152, the Primary Commercial Auto class of business of $123, and the Programs class of business of $131. In addition, favorable prior year loss development on retrospectively rated policies was $12 as of December 31, 2016, which was offset by additional return premiums. Original estimates are adjusted as additional information becomes known regarding individual claims. As a result of the ADC, there was $514 of prior year development (net of discount) ceded to NICO. Refer to Note 1 for further details regarding this transaction.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $249, $252 and $242 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company paid $9, $32 and $36 in the reporting period to settle 204, 233 and 54 claims related to extra contractual obligations or bad faith claims stemming from lawsuits for the years ended December 31, 2018, 2017 and 2016, respectively.

A. Asbestos/Environmental Reserves
--------------------------------------------------------------------------------
The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held.
This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

-------------------------------------------------------------------------------
32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                                Asbestos Losses          Environmental Losses
                                           -------------------------  -------------------------
December 31,                                 2018     2017     2016     2018     2017     2016
------------                               -------  -------  -------  -------  -------  -------
   Direct
Loss and LAE reserves, beginning of year   $   797  $   838  $   819  $   215  $   255  $   149
Impact of pooling restructure transaction       --       --      137       --       --       25
Incurred losses and LAE                        (17)       2       37       97        1       91
Calendar year paid losses and LAE              (53)     (43)    (155)     (27)     (41)     (10)
                                           -------  -------  -------  -------  -------  -------
Loss and LAE Reserves, end of year         $   727  $   797  $   838  $   285  $   215  $   255
                                           -------  -------  -------  -------  -------  -------
   Assumed reinsurance
Loss and LAE reserves, beginning of year   $   258  $   249  $   264  $    19  $    15  $    14
Impact of pooling restructure transaction       --       --       43       --       --        2
Incurred losses and LAE                         76       27        1       (1)       6       (1)
Calendar year paid losses and LAE              (18)     (18)     (59)      (1)      (2)      --
                                           -------  -------  -------  -------  -------  -------
Loss and LAE Reserves, end of year         $   316  $   258  $   249  $    17  $    19  $    15
                                           -------  -------  -------  -------  -------  -------
   Net of reinsurance
Loss and LAE reserves, beginning of year   $     1  $     1  $     9  $    --  $    --  $    --
Impact of pooling restructure transaction       --       --        2       --       --       --
Incurred losses and LAE                         --       --       --       --       --       --
Calendar year paid losses and LAE               --       --      (10)      --       --       --
                                           -------  -------  -------  -------  -------  -------
Loss and LAE Reserves, end of year         $     1  $     1  $     1  $    --  $    --  $    --
                                           =======  =======  =======  =======  =======  =======

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

Asbestos                                            Loss Reserves LAE Reserves
December 31,                                         2018   2017   2018   2017
------------                                        ------ ------ ------ ------
Direct basis:                                       $  350 $  406 $   39 $   45
Assumed reinsurance basis:                             125     78     14      9
Net of ceded reinsurance basis:                         --     --     --     --

Environmental                                       Loss Reserves LAE Reserves
December 31,                                         2018   2017   2018   2017
------------                                        ------ ------ ------ ------
Direct basis:                                       $  112 $   68 $   48 $   29
Assumed reinsurance basis:                               5      3      2      1
Net of ceded reinsurance basis:                         --     --     --     --

B. Loss Portfolio Transfer
--------------------------------------------------------------------------------

On February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds" (as cedants), each of which is a member of the Combined Pool) commuted certain loss portfolio reinsurance agreements with Eaglestone (as reinsurer). The commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers' compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement was equal to the statutory balances as of the January 1, 2017 effective date.

-------------------------------------------------------------------------------
33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


On the same date, the Reinsureds (as cedants), Eaglestone (as original reinsurer), and Fortitude Re (as replacement reinsurer), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda, entered into a novation agreement whereby obligations of excess workers' compensation business previously ceded by the Reinsureds to Eaglestone were transferred to Fortitude Re. The novation consideration was equal to the total statutory reserves ceded to Eaglestone as of the January 1, 2017 effective date.

Further, and also on the same date, a book of assumed reinsurance business of the Reinsureds, which was previously embedded in one of the LPTs that was commuted, was ceded back to Eaglestone as a separate LPT ("Re-ceded Portfolio") on a fund transferred basis with settlement equal to the statutory balances as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds.

Finally, the Reinsureds (as cedants) ceded substantially all commuted business as detailed above through various LPT reinsurance agreements to Fortitude Re (as replacement reinsurer). Additionally, at the same time, the Reinsureds also ceded to Fortitude Re additional business related to certain excess workers' compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of a certain earmarked portfolio of assets owned by the Reinsureds.

The recording of these transactions by the Reinsureds in the first quarter of 2018 required the reversal of interest expense on funds held due to Eaglestone on the commuted portfolios and the recognition of interest expense due to Fortitude Re on the commuted portfolios and the new cessions, in order to record the effect of the transaction as of the stated effective date of January 1, 2017.

A reconciliation of change in reserves and corresponding consideration (paid) received for the above transactions between Eaglestone, Fortitude Re and the Reinsureds for the effective date of January 1, 2017 are shown below:

                                                                 LPTs
                                                             (Previously
                                                               commuted
                                                             business and
                                                              2016 Exit   Re-ceded
Company                                 Novation Commutation  Portfolio)  Portfolio  Total
-------                                 -------- ----------- ------------ --------- -------
Reserves
--------
Eaglestone Reinsurance Company          $(1,577)   $(2,895)    $    --      $ 41    $(4,431)
Fortitude Reinsurance Company             1,577         --       4,013        --      5,590
Combined Pool Companies:
   National Union Fire Ins. Co. of
     Pittsburgh, Pa.                         --      1,013      (1,405)      (14)      (406)
   American Home Assurance Company           --      1,013      (1,405)      (14)      (406)
   Lexington Insurance Company               --        869      (1,203)      (13)      (347)
Total Combined Pool                          --      2,895      (4,013)      (41)    (1,159)

Consideration (Paid) Received as Funds
Held, Cash and Securities
--------------------------------------
Eaglestone Reinsurance Company           (1,734)    (2,895)         --        41     (4,588)
Fortitude Reinsurance Company             1,734         --       4,013        --      5,747
Combined Pool Companies:
   National Union Fire Ins. Co. of
     Pittsburgh, Pa.                         --      1,013      (1,405)      (14)      (406)
   American Home Assurance Company           --      1,013      (1,405)      (14)      (406)
   Lexington Insurance Company               --        869      (1,203)      (13)      (347)
Total Combined Pool                          --      2,895      (4,013)      (41)    (1,159)

-------------------------------------------------------------------------------
34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The below table presents the reserves as of December 31, 2017 that were transferred during 2018 between Eaglestone, Fortitude Re and the Reinsureds for the above transactions:

                                                                       LPTs
                                                                   (Previously
                                                                     commuted
                                                                   business and
                                                                    2016 Exit   Re-ceded  Total Change in
Company                                       Novation Commutation  Portfolio)  Portfolio    Reserves
-------                                       -------- ----------- ------------ --------- ---------------
Eaglestone Reinsurance Company                $(1,477)   $(2,567)    $    --      $ 32        $(4,012)
Fortitude Reinsurance Company                   1,477         --       3,442        --          4,919
Combined Pool Companies:
   National Union Fire Ins. Co. of
     Pittsburgh, Pa.                               --        898      (1,205)      (11)          (318)
   American Home Assurance Company                 --        898      (1,205)      (11)          (318)
   Lexington Insurance Company                     --        771      (1,032)      (10)          (271)
Total Combined Pool                                --      2,567      (3,442)      (32)          (907)

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses
--------------------------------------------------------------------------------
The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2018 and 2017 liabilities include $569 and $781 of such discounted reserves, respectively.

Tabular Reserve Discount
--------------------------------------------------------------------------------
The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2018, 2017 and 2016.

Lines of Business                                         2018     2017     2016
-----------------                                       -------- -------- --------
Workers' Compensation
   Case Reserves                                        $    135 $    134 $     96

As of December 31, 2018 and 2017, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $184 and $162, respectively.

Non-Tabular Discount
--------------------------------------------------------------------------------
The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2018, 2017 and 2016.

Lines of Business                                         2018        2017     2016
-----------------                                       --------    -------- --------
Workers' Compensation
   Case Reserves                                        $     73    $     86 $    159

As of December 31, 2018 and 2017, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $193 and $187, respectively.

-------------------------------------------------------------------------------
35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


6. Related Party Transactions
--------------------------------------------------------------------------------

A. Combined Pooling Agreement
--------------------------------------------------------------------------------
2017 Pooling Restructure Transaction

In 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during March 2017. The change in the Combined Pooling Agreement had no effect on the Company's reported assets, liabilities, surplus, operations or cash flow, as the Company's participation in the pool remained the same.

2016 Pooling Restructure Transaction

In 2016, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during February 2016. C&I distributed to AIG PC US, its parent, an amount of $700, of which $158 was an extraordinary dividend and $542 was a return of capital. Subsequently, AIG PC US made a contribution to American Home in the amount of $700.

The following table shows the changes in assets, liabilities and surplus as a result of the 2016 Pooling Restructure Transaction:

                                                                       Amount
                                                                       ------
  Assets:
     Agents' balances or uncollected premiums                          $  286
     Amounts recoverable from reinsurers                                   51
     Funds held by or deposited with reinsured companies                   31
     Other insurance assets                                                37
                                                                       ------
         Total Assets                                                     405
                                                                       ------
  Liabilities
     Unearned premium reserves (net)                                      521
     Reinsurance payable on paid losses and loss adjustment expenses       34
     Reserves for losses and loss adjustment expenses (net)             2,265
     Funds held by company under reinsurance treaties                     227
     Ceded reinsurance premiums payable                                    47
     Other insurance liabilities                                          140
                                                                       ------
         Total Liabilities                                             $3,234
                                                                       ------
  Statements of Operations and Changes in Surplus
     Net premiums written                                              $  521
     Change in unearned premium reserves                                 (521)
                                                                       ------
     Premiums earned                                                       --
                                                                       ------
     Other underwriting expenses incurred                                  82
                                                                       ------
     Net loss                                                             (82)
                                                                       ------
     Total change in Surplus                                              (82)
                                                                       ------
  Net Impact                                                           $2,747
                                                                       ------
  Consideration received
     Securities received                                               $   18
     Cash received                                                      2,729
                                                                       ------
  Consideration Received                                               $2,747
                                                                       ======

Other underwriting expenses incurred represent the net expense allowance impact to the Company pursuant to the Combined Pooling Agreement.

-------------------------------------------------------------------------------
36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The Company received a permitted practice from the domiciliary state that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium, and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses was recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the adjustment for these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile in comparison to other states of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation were reflected as a charge to income based on the state prescribed discount rates. In addition, the Companies were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                    Net Admitted                      Net
    Line Description                   Assets    Liabilities Surplus Income
    ----------------                ------------ ----------- ------- ------
    Change in nonadmitted assets        $--          $--      $(21)   $ --
    Workers' compensation discount       --           --        83      83
    Other allocations                    --           --       (20)    (14)
                                        ---          ---      ----    ----
    Total                               $--          $--      $ 42    $ 69
                                        ===          ===      ====    ====

B. American International Overseas Association
--------------------------------------------------------------------------------
AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG's international general insurance operations. At the time of forming the Association, the member companies entered into a reinsurance agreement to govern the business pooled in the Association. The current participation percentages for the Association Pool member companies are set forth in the table below.

                                                   NAIC Co. Participation
      Member Company                                 Code      Percent
      --------------                               -------- -------------
      Combined Pool Member companies, as follows:
         National Union                             19445        78%
         New Hampshire                              23841        12%
         American Home                              19380        10%

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Combined Pool.

-------------------------------------------------------------------------------
37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


C. Significant Transactions
--------------------------------------------------------------------------------
The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2018, 2017 and 2016 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2018, 2017 and 2016:

                                                                                  2018
                                                            -------------------------------------------------
                                                             Assets Received by      Assets Transferred by
                                                                 the Company              the Company
                                                            --------------------- ---------------------------
Date of                                                     Statement
Transaction  Explanation of Transaction  Name of Affiliate    Value   Description Statement Value Description
-----------  --------------------------  -----------------  --------- ----------- --------------- -----------
 12/31/18      Capital Contribution        (a)AIG PC US       $150    Receivables       --            --
                                                              ----    -----------       --            --
(a) Refer to Note 11 and 12 for more details.

                                                                                          2017
                                                                    -------------------------------------------------
                                                                    Assets Received by the  Assets Transferred by the
                                                                           Company                   Company
                                                                    ---------------------  ---------------------------
Date of                                                             Statement
Transaction      Explanation of Transaction      Name of Affiliate    Value    Description Statement Value Description
-----------  ----------------------------------  -----------------  ---------  ----------- --------------- -----------
 01/19/17    Purchase of securities                 AIG, Inc.         $264     Securities       $264             Cash
 10/31/17    Purchase and sale of securities        Lexington          343     Securities        359       Securities
 10/31/17    Purchase of securities                 Lexington           16        Cash            --               --
 10/31/17    Purchase and sale of securities        National           499     Securities        507       Securities
                                                    Union
 10/31/17    Purchase of securities                 National             9        Cash            --               --
                                                    Union

                                                                                            2016
                                                                    -----------------------------------------------------
                                                                       Assets Received by        Assets Transferred by
                                                                           the Company                the Company
                                                                    ------------------------- ---------------------------
Date of                                                             Statement
Transaction      Explanation of Transaction      Name of Affiliate    Value     Description   Statement Value Description
-----------  ----------------------------------- -----------------  --------- --------------- --------------- -----------
 01/25/16    Receivable for Capital Contribution   (a)AIG PC US       $650         Securities      $ --               --
 02/29/16    Capital Contribution                  AIG PC US           700         Securities        --               --
 06/30/16    Dividend                              AIG PC US            --                 --       300       Securities
 09/30/16    Dividend                              AIG PC US            --                 --       300       Securities
 Various     Sale of Securities                    The Variable        310                 --       310             Cash
                                                   Annuity Life
                                                   Insurance
                                                   Company
 Various     Purchase of Securities                American            187    Securities/Cash       187       Securities
                                                   General Life
                                                   Insurance
                                                   Company

(a)Refer to Note 11 for more details.

AIG Global Real Estate Investment Corp. ("AIGGRE") Restructure

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIGGRE (including its investment management affiliates), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018.

In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $276 (representing an approximately 23% equity interest therein), and contributed the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $209) and received a cash payment from the fund of approximately $24.

-------------------------------------------------------------------------------
38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $621 (representing approximately 23% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $702) and received a cash payment from the fund of approximately $224.

Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $52 (representing an approximately 8% equity interest therein), and contributed cash to the fund (approximately $34).

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I, after certain additional capital was called, was approximately $91, $134, and $24, respectively.

As of December 31, 2018 the Company's balance in the U.S. Fund I, U.S. Fund II and Europe Fund I was $101, $342, and $27, respectively.

D. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------

At December 31, 2018 and 2017, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,                                               2018    2017
------------------                                              ------- -------
Balances with AIG PC US                                         $   150 $    --
Balances with other member pool companies                            --       1
Balances with other affiliates                                      134       4
                                                                ------- -------
Receivable from parent, subsidiaries and affiliates             $   284 $     5
                                                                ------- -------
Balances with National Union                                    $   524 $   658
Balances with other member pool companies                            25      --
Balances with other affiliates                                       16      16
                                                                ------- -------
Payable to parent, subsidiaries and affiliates                  $   565 $   674
                                                                ======= =======

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2018 and 2017 were $(9) and $(12), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2018 or 2017.

E. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

F. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------
As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.


-------------------------------------------------------------------------------
39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2018, 2017 and 2016:

Affiliates                                             2018     2017     2016
----------                                           -------- -------- --------
AIG Claims Inc.                                      $    192 $    201 $    173
                                                     -------- -------- --------
   Total                                             $    192 $    201 $    173
                                                     ======== ======== ========

In 2018, 2017 and 2016 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

G. Borrowed Money
--------------------------------------------------------------------------------
The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2018 and 2017, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

    . The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

    . The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

    . The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless
       (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) the Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

Refer to Note 11E regarding funds borrowed from FHLB.

7. Reinsurance
--------------------------------------------------------------------------------
In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) an accumulation of losses from a number of smaller events; or c) provide greater risk diversification. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk. In addition, the Company assumes reinsurance from other insurance companies.

-------------------------------------------------------------------------------
40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table presents direct, assumed reinsurance and ceded reinsurance written and earned premiums for the years ended December 31, 2018, 2017 and 2016:

                                     2018              2017              2016
Years Ended December 31,       ----------------- ----------------- -----------------
                               Written   Earned  Written   Earned  Written   Earned
                               -------- -------- -------- -------- -------- --------
Direct premiums                $    482 $    672 $    682 $    592 $    715 $    481
Reinsurance premiums assumed:
   Affiliates                     7,221    7,322    7,243    7,527    8,658    8,182
   Non-affiliates                   147      192      298      276      311      217
                               -------- -------- -------- -------- -------- --------
       Gross premiums             7,850    8,186    8,223    8,395    9,684    8,880
                               -------- -------- -------- -------- -------- --------
Reinsurance premiums ceded:
   Affiliates                     1,063    1,268    1,264    1,205    1,513    1,169
   Non-affiliates                 1,803    1,909    1,928    2,020    1,903    1,659
                               -------- -------- -------- -------- -------- --------
       Net premiums            $  4,984 $  5,009 $  5,031 $  5,170 $  6,268 $  6,052
                               ======== ======== ======== ======== ======== ========

As of December 31, 2018 and 2017, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                               Unearned Premium Paid Losses and Reserves for Losses
                                   Reserves           LAE             and LAE
                               ---------------- --------------- -------------------
December 31, 2018:
   Affiliates                      $    759        $     51          $   9,034
   Non-affiliates                       501             314              8,567
                                   --------        --------          ---------
   Total                           $  1,260        $    365          $  17,601
                                   ========        ========          =========
December 31, 2017:
   Affiliates                      $  1,068        $     59          $   9,829
   Non-affiliates                       608             266              7,747
                                   --------        --------          ---------
   Total                           $  1,676        $    325          $  17,576
                                   ========        ========          =========

A. Reinsurance Return Commission
--------------------------------------------------------------------------------
The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2018 and 2017 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance                Ceded Reinsurance                        Net
                   --------------------------------- --------------------------------- --------------------------------
                   Premium Reserve Commission Equity Premium Reserve Commission Equity Premium Reserve Commission Equity
                   --------------- ----------------- --------------- ----------------- --------------- -----------------
December 31, 2018
   Affiliates          $4,007            $825            $  759            $123            $3,248            $702
   All Other              117              24               501              81              (384)            (57)
                       ------            ----            ------            ----            ------            ----
Total                  $4,124            $849            $1,260            $204            $2,864            $645
                       ------            ----            ------            ----            ------            ----
December 31, 2017
   Affiliates          $4,150            $745            $1,068            $179            $3,082            $566
   All Other              161              29               608             102              (447)            (73)
                       ------            ----            ------            ----            ------            ----
Total                  $4,311            $774            $1,676            $281            $2,635            $493
                       ======            ====            ======            ====            ======            ====

-------------------------------------------------------------------------------
41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


B. Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2018 and 2017 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

Reinsurer                                                          2018   2017
---------                                                         ------ -------
Affiliates:
   Combined Pool*                                                 $7,321 $ 8,648
   Eaglestone                                                        645   1,019
   Other affiliates                                                   16       3
                                                                  ------ -------
   Total affiliates                                               $7,982 $ 9,670
                                                                  ------ -------
   Berkshire Hathaway Group                                        1,062   4,733
   Swiss Reinsurance Group                                           439     536
                                                                  ------ -------
Total Non-affiliates                                               1,501   5,269
                                                                  ------ -------
   Total affiliates and non-affiliates                            $9,483 $14,939
                                                                  ------ -------

* Includes intercompany pooling impact of $577 related to Unearned Premium Reserve, $6,486 related to Reserves for Losses and LAE and $13 related to Paid losses and LAE as of and for the year ended December 31, 2018, and $887, $7,505, and $17, respectively, as of and for the year ended December 31, 2017.

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------
At December 31, 2018 and 2017, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $46 and $58 as of December 31, 2018 and 2017, respectively.

D. Retroactive Reinsurance
--------------------------------------------------------------------------------
On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's
80 percent share, NICO's limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home's share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company's Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2018 and 2017 was $1,984 and $1,426, respectively. American Home's share of this gain as of December 31, 2018 and 2017 was $920 and $689, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

-------------------------------------------------------------------------------
42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


E. Reinsurance Agreements Qualifying for Reinsurer Aggregation
--------------------------------------------------------------------------------
In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2018 and 2017 the amount in trust was $3,291 and $3,703, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2018 and 2017 was $1,198 and $1,295, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

8. Income Taxes
--------------------------------------------------------------------------------
U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

    . Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete

    . Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable

    . If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $588 attributable to the reduction in the U.S. corporate income tax rate. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. AIG filed the 2017 consolidated U.S. income tax return and the review of the primary impact of the Tax Act provisions on the Company's deferred taxes has been completed. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and have made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Property and Casualty Insurance Companies

The Tax Act modified computations of insurance reserves for property and casualty insurance companies. Specifically, the Act extends the discount period for certain long-tail lines of business from 10 years to 24 years and increases the discount rate, replacing the applicable federal rate for a higher-yield corporate bond rate, and eliminates the election allowing companies to use their historical loss payment patterns for loss reserve discounting. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to a new deferred tax liability. At December 31, 2017, the Company recorded a provisional estimate of $74 with respect to this deferred tax liability. This increase in deferred tax liability was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

-------------------------------------------------------------------------------
43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


As of December 31, 2018, the Company has completed the review and accounting of the tax reserve computation and recorded offsetting decreases of $21 to both the deferred tax liability and deferred tax asset.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of the Company's deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on the Company's determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed the review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2018 and 2017 are as follows:

                                     12/31/2018              12/31/2017                Change
                               ----------------------- ----------------------- ---------------------
                               Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                               -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA                       $1,028   $227   $1,255  $1,000   $167   $1,167   $ 28     $60   $ 88
Statutory Valuation Allowance       --     57       57      --     20       20     --      37     37
                                ------   ----   ------  ------   ----   ------   ----     ---   ----
Adjusted Gross DTA               1,028    170    1,198   1,000    147    1,147     28      23     51
Nonadmitted DTA                    127     --      127      13     --       13    114      --    114
                                ------   ----   ------  ------   ----   ------   ----     ---   ----
Subtotal Admitted DTA              901    170    1,071     987    147    1,134    (86)     23    (63)
DTL                                129    170      299     173    147      320    (44)     23    (21)
                                ------   ----   ------  ------   ----   ------   ----     ---   ----
Net Admitted DTA/(DTL)          $  772   $ --   $  772  $  814   $ --   $  814   $(42)    $--   $(42)
                                ======   ====   ======  ======   ====   ======   ====     ===   ====

At December 31, 2018, the Company recorded gross deferred tax assets ("DTA") of $1,255. A valuation allowance was established on net capital deferred tax assets of $57 as it is management's belief that certain assets will not be realized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2018 and 2017:

                                12/31/2018             12/31/2017                Change
                          ---------------------- ----------------------- ---------------------
                          Ordinary Capital Total Ordinary Capital Total  Ordinary Capital Total
                          -------- ------- ----- -------- ------- ------ -------- ------- -----
Adjusted gross DTAs
  realizable within 36
  months or 15 percent
  of statutory surplus
  (the lesser of 1 and 2
  below)                     772      --     772    814      --      814    (42)     --    (42)
   1. Adjusted gross
     DTAs realizable
     within 36 months        774      --     774    816      --      816    (42)     --    (42)
   2. 15 percent of
     statutory surplus        NA      NA     772     NA      NA      814     NA      NA    (42)
Adjusted gross DTAs that
  can be offset against
  DTLs                       129     170     299    173     147      320    (44)     23    (21)
                            ----     ---   -----   ----    ----   ------   ----     ---   ----
   Total DTA admitted as
     the result of
     application of SSAP
     101                    $901     170   1,071   $987    $147   $1,134   $(86)    $23   $(63)
                            ====     ===   =====   ====    ====   ======   ====     ===   ====

-------------------------------------------------------------------------------
44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                              2018      2017
                                                            --------  --------
Ratio percentage used to determine recovery period and
  threshold limitation amount                                    388%      369%
Amount of adjusted capital and surplus used to determine
  recovery period and threshold limitation in (2) above.    $  5,151  $  5,424

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,                    2018      2017     Change
--------------------------------                  --------  --------  --------
Federal income tax                                $    (63) $    (79) $     16
Foreign income tax                                       9        10        (1)
                                                  --------  --------  --------
Subtotal                                               (54)      (69)       15
                                                  --------  --------  --------
Federal income tax on net capital gains                 69        82       (13)
                                                  --------  --------  --------
Federal and foreign income taxes incurred         $     15  $     13  $      2
                                                  ========  ========  ========

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2018 and 2017:

                                                      2018     2017    Change
                                                    -------- -------- --------
Ordinary
Discounting of unpaid losses                        $    151 $    192 $    (41)
Nonadmitted assets                                        19       25       (6)
Unearned premium reserve                                 158      173      (15)
Bad debt expense                                          11       15       (4)
Net operating loss carry forward                         501      423       78
Foreign tax credit carry forward                          79       62       17
Investments                                               26       32       (6)
Mortgage Contingency Reserve                              29       22        7
Intangible Assets                                         14       15       (1)
Other temporary differences                               40       41       (1)
                                                    -------- -------- --------
Subtotal                                               1,028    1,000       28
Nonadmitted                                              127       13      114
                                                    -------- -------- --------
Admitted ordinary deferred tax assets               $    901 $    987 $    (86)
                                                    -------- -------- --------
Capital
Investments                                         $    211 $    162 $     49
Net capital loss carry forward                             1       --        1
Unrealized capital losses                                 15        5       10
                                                    -------- -------- --------
Subtotal                                                 227      167       60
                                                    -------- -------- --------
Statutory valuation allowance                             57       20       37
                                                    -------- -------- --------
Admitted capital deferred tax assets                     170      147       23
                                                    -------- -------- --------
Admitted deferred tax assets                        $  1,071 $  1,134 $    (63)
                                                    ======== ======== ========

-------------------------------------------------------------------------------
45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2018 and 2017:

                                                         2018    2017   Change
                                                        ------- ------- ------
Ordinary
Investments                                             $    72 $    86 $  (14)
Tax Act adjustment to discounting of unpaid losses           47      74    (27)
Section 481(a) adjustment                                     3       6     (3)
Other temporary differences                                   7       7     --
                                                        ------- ------- ------
Subtotal                                                    129     173    (44)
                                                        ------- ------- ------
Capital
Investments                                             $   108 $    45 $   63
Unrealized capital gains (losses)                            61     101    (40)
Other temporary differences                                   1       1     --
                                                        ------- ------- ------
Subtotal                                                    170     147     23
                                                        ------- ------- ------
Deferred tax liabilities                                    299     320    (21)
                                                        ------- ------- ------
Net deferred tax assets/liabilities                     $   772 $   814 $  (42)
                                                        ======= ======= ======

The change in net deferred tax assets is comprised of the following:

                                                       2018     2017    Change
                                                     -------  -------  -------
Adjusted gross deferred tax assets                   $ 1,198  $ 1,147  $    51
Total deferred tax liabilities                          (299)    (320)      21
                                                     -------  -------  -------
Net deferred tax assets/ (liabilities)                   899      827       72
Tax effect of unrealized gains (losses)                                     50
                                                                       -------
Total change in net deferred tax                                       $    22
                                                                       =======
Change in deferred tax - current year                                       39
                                                                       -------
Change in deferred tax - current year - other
  surplus items                                                             (8)
                                                                       -------
Change in deferred tax - current year - total                               31
                                                                       -------
Change in deferred tax - prior period correction                            (9)
                                                                       -------
Total change in deferred tax - current year                            $    22
                                                                       -------

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2018:

                                                       Current Deferred  Total
                                                       ------- -------- ------
SSAP 3 impact:
SSAP 3 - general items                                 $    13  $  (10) $    3
SSAP 3 - statutory valuation allowance                      --       4       4
                                                       -------  ------  ------
Subtotal SSAP 3                                             13      (6)      7
SSAP 3 - unrealized gain/loss                               --      (3)     (3)
                                                       -------  ------  ------
SSAP 3 - adjusted tax assets and liabilities                13      (9)      4
SSAP 3 - nonadmitted impact                                 --       6       6
                                                       -------  ------  ------
Total SSAP 3 impact                                    $    13  $   (3) $   10
                                                       =======  ======  ======

-------------------------------------------------------------------------------
46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2018, 2017 and 2016:

                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                               Tax           Tax           Tax
Description                                                            Amount Effect Amount Effect Amount Effect
-----------                                                            ------ ------ ------ ------ ------ ------
Net Income (Loss) Before Federal Income Taxes and Capital Gains Taxes  $(263)  $(55) $(380) $(133) $(216) $ (76)
Book to Tax Adjustments:
Tax Exempt Income, net of proration                                      (34)    (7)   (71)   (25)  (118)   (41)
Transfer Pricing                                                          --     --     --     --     (5)    (2)
Change in Nonadmitted Assets                                              28      6     46     16     19      7
Change in Tax Position                                                    --     --     --      2     --     17
Statutory Valuation Allowance                                             --     40     --     (5)    --     32
Return to Provision                                                       --     (1)    --     (3)    --     (7)
Change in contingency reserve                                            (31)    (7)   (39)   (14)   (44)   (15)
Impact of Tax Act                                                                --     --    588     --     --
Real Estate Redemption                                                    --     --    (72)   (25)    --     --
Other                                                                     36      8      6      6      2     --
                                                                       -----   ----  -----  -----  -----  -----
Total Book to Tax Adjustments                                             (1)    39   (130)   540   (146)    (9)
                                                                       -----   ----  -----  -----  -----  -----
Total Income Tax                                                       $(264)  $(16) $(510) $ 407  $(362) $ (85)
                                                                       =====   ====  =====  =====  =====  =====
Federal and Foreign Income Taxes Incurred                                 --    (54)    --    (69)    --    (34)
Federal Income Tax on Net Capital Gains                                   --     69     --     82     --     61
Change in Net Deferred Income Taxes                                       --    (31)    --    394     --   (118)
Less: Change in Deferred Tax - Other Surplus Items                        --     --     --     --     --      6
                                                                       -----   ----  -----  -----  -----  -----
Total Income Tax                                                       $  --   $(16) $  --  $ 407  $  --  $ (85)
                                                                       =====   ====  =====  =====  =====  =====

Operating loss and tax credit carry-forwards
At December 31, 2018 the Company had net operating loss carry forwards expiring through the year 2038 of:  $2,386
At December 31, 2018 the Company had net capital loss carry forwards expiring through the year 2023 of:    $    4
At December 31, 2018, the Company had no AMT credit carry forwards.                                        $   --
At December 31, 2018 the Company had foreign tax credits expiring through the year 2028 of:                $   79

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2018. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2018, there was a $18 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company. The statute of limitations for all tax years prior to 2000 has expired for the consolidated federal income tax return. The Company is currently under examination for the tax years 2000 through 2013 and open to examination through 2017.

The following table lists those companies that form part of the 2018 AIG consolidated federal income tax return:

-------------------------------------------------------------------------------
47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------- ------------------------- ------------------------
245 LGC Hotel Owner LLC   A.I. Credit Consumer      A.I. Credit Corp.         ABI Holdings LLC          AGC Life Insurance
                          Discount Company                                                              Company
AGLIC GRE Harrison        AH Land 1470 Palmetto,    AH SubGP 1000 Woodwind    AH SubGP 1007 Highland    AH SubGP 1008 Castle
Investor, LLC             LLC                       Lakes, LLC                Meadow, LLC               Highlands, LLC
AH SubGP 1020             AH SubGP 1045             AH SubGP 1098 Green       AH SubGP 1120 Camp        AH SubGP 1122 English
Collingham, LLC           Montgomery, LLC           Pines, LLC                Verde, LLC                Oaks, LLC
AH SubGP 1158 Flat Iron,  AH SubGP 1167             AH SubGP 1199 Rancho Del  AH SubGP 1207 Park        AH SubGP 1209
LLC                       Steeplechase, LLC         Sol, LLC                  Place, LLC                Honeycreek, LLC
AH SubGP 1210 Geronimo,   AH SubGP 1211 Mision Del  AH SubGP 1212 Painted     AH SubGP 1248 North       AH SubGP 1263 West
LLC                       Valle, LLC                Desert, LLC               Vista, LLC                Virginia, LLC
AH SubGP 1324 Crossings   AH SubGP 1371 University  AH SubGP 1384 Woodglen,   AH SubGP 1422 Gardens at  AH SubGP 1433 Magnolia,
at Heritage, LLC          Square, LLC               LLC                       Stafford, LLC             LLC
AH SubGP 1470 Palmetto,   AH SubGP 1535 Hunter's    AH SubGP 1548 Walnut, LLC AH SubGP 1551 Spanish     AH SubGP 1597 Broadmoor,
LLC                       Run, LLC                                            Creek, LLC                LLC
AH SubGP 1600 Rainer, LLC AH SubGP 1631 Broadway,   AH SubGP 1661 Woodchase,  AH SubGP 1694 Sonoma, LLC AH SubGP 206 West Park,
                          LLC                       LLC                                                 LLC
AH SubGP 245 Garland, LLC AH SubGP 306 Piedmont,    AH SubGP 348 River Run,   AH SubGP 39 Wellington    AH SubGP 472 Carolina
                          LLC                       LLC                       Place, LLC                Spring, LLC
AH SubGP 474 Arrowhead    AH SubGP 479 Sunrise, LLC AH SubGP 503 Southgate    AH SubGP 516              AH SubGP 585 St. Clair,
Ridge, LLC                                          II, LLC                   Merrilltown, LLC          LLC
AH SubGP 586 Charlotte    AH SubGP 592 Waterford    AH SubGP 603 Casa         AH SubGP 672 Kings        AH SubGP 675 Greenbrier,
Spring, LLC               at Summit View, LLC       Grande, LLC               Crest, LLC                LLC
AH SubGP 706 River Run    AH SubGP 716 Villas of    AH SubGP 757 Argyle       AH SubGP 785 Mayfield,    AH SubGP 787 North
II, LLC                   Mission Bend, LLC         Avenue, LLC               LLC                       Knoll, LLC
AH SubGP 821 San Luis     AH SubGP 835 Whispering,  AH SubGP 911 Mainland,    AH SubGP 914 Grand        AH SubGP 919 MS
Bay, LLC                  LLC                       LLC                       Pointe II, LLC            Loveland, LLC
AH SubGP 929 Collinwood,  AH SubGP 935 Dunlop       AH SubGP 936 Emmaus, LLC  AH SubGP 940 Crescent     AH SubGP 943 Southcreek,
LLC                       farms, LLC                                          Pointe, LLC               LLC
AH SubGP 997 Maxey, LLC   AH SubGP GAG Gandolf, LLC AH SubGP MDL, LLC         AHAC GRE Harrison         AICCO, Inc. [Delaware]
                                                                              Investor, LLC
AIG Aerospace Adjustment  AIG Aerospace Insurance   AIG Asset Management      AIG Assurance Company     AIG BG Holdings LLC
Services, Inc.            Services, Inc.            (U.S.), LLC
AIG Capital Corporation   AIG Capital Services,     AIG Castle Holdings II    AIG Castle Holdings LLC   AIG Central Europe & CIS
                          Inc.                      LLC                                                 Insurance Holdings
                                                                                                        Corporation
AIG Century               AIG Claims, Inc.          AIG Commercial Equipment  AIG Commercial Equipment  AIG Consumer Finance
Verwaltungsgesellschaft                             Finance Company, Canada   Finance, Inc.             Group, Inc.
mbH
AIG Credit (Europe)       AIG Credit Corp.          AIG Direct Insurance      AIG Employee Services,    AIG Equipment Finance
Corporation                                         Services, Inc.            Inc.                      Holdings, Inc.
AIG Europe Holdings       AIG FCOE, Inc.            AIG Federal Savings Bank  AIG Financial Advisor     AIG Financial Products
Limited                                                                       Services, Inc.            Corp.
AIG Fund Services, Inc.   AIG G5, Inc.              AIG Global Asset          AIG Global Capital        AIG Global Real Estate
                                                    Management Holdings Corp. Markets Securities, LLC   Investment (Europe)
                                                                                                        Limited
AIG Global Real Estate    AIG Global Real Estate    AIG Global Real Estate    AIG Home Loan 1, LLC      AIG Home Loan 2, LLC
Investment Corp.          Investment Corp. [Russia] Investment de Mexico, S.
                                                    de R.L. de C.V.
AIG Home Loan 3, LLC      AIG Home Loan 4, LLC      AIG Home Loan 5, LLC      AIG Insurance Management  AIG International Inc.
                                                                              Services, Inc.
AIG Kirkwood, Inc.        AIG Korean Real Estate    AIG Life Holdings, Inc.   AIG Life of Bermuda, Ltd. AIG Lodging
                          Development YH                                                                Opportunities, Inc.

-------------------------------------------------------------------------------
48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------  ------------------------  -------------------------
AIG Markets, Inc.         AIG Matched Funding Corp. AIG MEA Investments and   AIG MEA Investments and   AIG Mortgage Capital, LLC
                                                    Services, Inc. [Dubai     Services, LLC
                                                    Airport Free Zone]
AIG North America, Inc.   AIG Offshore Systems      AIG PC European           AIG PC Global Services,   AIG PC Global Services,
                          Services, Inc.            Insurance Investments     Inc.                      Inc. United Kingdom
                                                    Inc.                                                branch
AIG Portfolio Solutions   AIG Procurement           AIG Property Casualty     AIG Property Casualty     AIG Property Casualty
LLC                       Services, Inc.            Company                   Europe Financing Limited  Inc.
AIG Property Casualty     AIG Property Casualty     AIG Realty, Inc.          AIG Relocation, Inc.      AIG S1, Inc.
International, LLC        U.S., Inc.
AIG Securities Lending    AIG Shared Services       AIG Shared Services       AIG Shared Services       AIG Specialty Insurance
Corp.                     Corporation               Corporation - Management  Corporation               Company
                                                    Services                  (Philippnines Branch)
AIG Spring Ridge I, Inc.  AIG Technologies, Inc.    AIG Trading Group Inc.    AIG Travel Assist, Inc.   AIG Travel EMEA Limited
AIG Travel Europe Limited AIG Travel, Inc.          AIG United Guaranty       AIG United Guaranty,      AIG Warranty Services of
                                                    Agenzia Di Assicurazione  Sociedad Limitada         Florida, Inc.
                                                    S.R.L.
AIG Warranty Services,    AIG WarrantyGuard, Inc.   AIG.COM, Inc.             AIG-FP Capital            AIG-FP Matched Funding
Inc.                                                                          Preservation Corp.        Corp.
AIG-FP Pinestead          AIG-FP Private Funding    AIG-FP Structured         AIGGRE 19 Chapin          AIGGRE 251 West 30th
Holdings Corp.            (Cayman) Limited          Finance (Cayman) Limited  Investor LLC              Street Investor LLC
AIGGRE 401 Hennepin       AIGGRE 520 Eola Investor  AIGGRE 5th and Summit     AIGGRE 6037 Investor LLC  AIGGRE 950 Second
Investor LLC              LLC                       Investor LLC                                        Investor, LLC
AIGGRE Bartlett Investor  AIGGRE Bartlett Investor  AIGGRE Beachwalk          AIGGRE Bellevue II        AIGGRE Bellevue
I LLC                     II LLC                    Investor LLC              Investor LLC              Investor, LLC
AIGGRE Bonita Springs     AIGGRE Bridges/Angeline   AIGGRE Carrollton         AIGGRE Cherry Creek       AIGGRE City Center
Investor LLC              Investor, LLC             Investor LLC              Investor, LLC             Investor LLC
AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe
Coconut Creek Investor    Investor LLC              Platform LLC              Stuart Investor LLC       Tallahassee Investor LLC
LLC
AIGGRE Columbia Hotel     AIGGRE Columbia Pike, LLC AIGGRE Consolidated       AIGGRE Corte Madera, LLC  AIGGRE Crescent Bellevue
Investor LLC                                        Retail Holdco LLC                                   Investor LLC
AIGGRE Crest Ridge        AIGGRE D36 Investor LLC   AIGGRE Dakota Springs     AIGGRE DC Ballpark        AIGGRE Dunwoody
Senior Housing Investor                             Investor LLC              Investor, LLC             Investor, LLC
LLC
AIGGRE Edgewater          AIGGRE Emerald Bay Club   AIGGRE EOLA, LLC          AIGGRE Fairfax, LLC       AIGGRE Fairways Investor
Investor LLC              Investor LLC                                                                  LLC
AIGGRE Forest City West   AIGGRE Foundry Investor   AIGGRE Gainesville West   AIGGRE Gardens Investor,  AIGGRE GT Assisted
Village Investor, LLC     LLC                       38 Investor LLC           LLC                       Living Investor, LLC
AIGGRE Hazel Dell         AIGGRE Hill7 Investor LLC AIGGRE Hyde Park, LLC     AIGGRE Island Club        AIGGRE King's Crossing
Investor LLC                                                                  Investor LLC              Investor LLC
AIGGRE Lake Norman        AIGGRE Lane Field         AIGGRE Laurel Towne       AIGGRE Lexington Hotel    AIGGRE Livermore
Investor LLC              Investor LLC              Centre Investor LLC       Investor LLC              Longfellow Investor LLC
AIGGRE LSU Baton Rouge,   AIGGRE Maple, LLC         AIGGRE Market Street II   AIGGRE Market Street LLC  AIGGRE Metro Place, LLC
LLC                                                 LLC
AIGGRE Mills Investor LLC AIGGRE MXIP-OD l LLC      AIGGRE MXIP-OD ll LLC     AIGGRE Mystic, LLC        AIGGRE Naples Investor
                                                                                                        LLC
AIGGRE Nashville Hotel    AIGGRE North Central      AIGGRE North Getty        AIGGRE Oakland Investor   AIGGRE Papermill
Investor LLC              Investor LLC              Investor LLC              LLC                       Investor I LLC
AIGGRE Papermill          AIGGRE Park Central II    AIGGRE Park Central, LLC  AIGGRE Paterson Investor  AIGGRE Peachtree, LLC
Investor II LLC           Investor LLC                                        LLC

-------------------------------------------------------------------------------
49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------  ------------------------- ------------------------- -------------------------
AIGGRE Pearl Block 136    AIGGRE Rancho Dominguez   AIGGRE Redmond Investor,  AIGGRE Retail Investor    AIGGRE Retail Investor
Investor LLC              Investor LLC              LLC                       I, LLC                    II, LLC
AIGGRE Ritz Block         AIGGRE Riverfront, LLC    AIGGRE Riverhouse         AIGGRE San Pedro          AIGGRE Solana Olde Town
Investor LLC                                        Investor LLC              Industrial Owner LLC      Investor LLC
AIGGRE St. Charles        AIGGRE St. Simons         AIGGRE ST. Tropez         AIGGRE SWII Investor LLC  AIGGRE Tampa Parkland
Investor LLC              Investor LLC              Investor LLC                                        GP, LLC
AIGGRE Tampa Parkland,    AIGGRE Toringdon          AIGGRE Torrance II LLC    AIGGRE Torrance, LLC      AIGGRE UMN Hotel
LLC                       Investor LLC                                                                  Investor LLC
AIGGRE Uptown Village     AIGGRE Vantage Point      AIGGRE Vista, LLC         AIGGRE Williamsburg LLC   AIGGRE Windy Ridge
Investor LLC              Investor LLC                                                                  Investor LLC
AIU Insurance Company     AIUH LLC                  Akita, Inc.               Alabaster Capital LLC     AM Holdings LLC
Ambler Holding Corp.      American Athletic Club,   American General Annuity  American General          American General
                          Inc.                      Service Corporation       Assignment Corporation    Assignment Corporation
                                                                                                        of New York
American General          American General Life     American General Life     American General Life     American General Realty
Insurance Agency, Inc.    Insurance Co.             Insurance Company         Services Company, LLC     Investment Corporation
American Home Assurance   American International    American International    American International    American International
Company                   Facilities Management,    Group, Inc.               Realty Corporation        Reinsurance Company, Ltd.
                          LLC
Applewood Funding Corp.   Barnegat Funding Corp.    Barnegat Funding Trust    Blackbird Investments LLC Blackcap Investments LLC
                                                    2016-1
Bluewood Investments LLC  Branch Retail Partners    C&I UK Investments Ltd.   CAP Investor 1, LLC       CAP Investor 10, LLC
                          Consolidated, L.P.
CAP Investor 2, LLC       CAP Investor 4, LLC       CAP Investor 5, LLC       CAP Investor 8, LLC       Castle 2003-2 Trust
Castle US Inc.            CEF Lease Holding, LLC    Charleston Bay SAHP Corp. Chartis Excess Limited    Cherrywood Investments
                                                                                                        LLC
Commerce and Industry     Connective Mortgage       Crossings SAHP Corp.      Curzon Funding Limited    Curzon Funding LLC
Insurance Company         Advisory Company
Curzon Street Funding     Deerfield Gillete, LLC    Design Professionals      DIL/SAHP Corp.            Eaglestone Reinsurance
Designated Activity                                 Association Risk                                    Company
Company                                             Purchasing Group, Inc.
Eastcheap Investments     Eastgreen, Inc.           F 2000, Inc.              Falls Church Corporate    First Principles Capital
(Cayman) Limited                                                              Center LLC                Management, LLC
Fischbach L.L.C.          Flamebright Investment    Forest SAHP Corp.         FQA Master Tenant MM, LLC French Quarter
                          Limited                                                                       Apartments Manager, LLC
Global Loss Prevention,   Global Loss Prevention,   Grand Savannah SAHP Corp. Granite State Insurance   Graphite Management LLC
Inc.                      Inc. [Canada]                                       Company
Hamilton Customer Care    Hamilton Insurance        Hamilton Services, LLC    Hamilton Specialty        Hamilton U.S. Holdings,
Insurance Services, LLC   Company                                             Insurance Company         Inc.
Health Direct, Inc.       HPIS Limited              HPSC Hotel Owner LLC      HUMAN CONDITION SAFETY,   Illinois National
                                                                              INC.                      Insurance Co.
Knickerbocker Corporation Lavastone Capital LLC     Lexington Insurance       Livetravel, Inc.          Lower Makefield Investor
                                                    Company                                             LLC
LSTREET I, LLC            LSTREET II, LLC           MG Reinsurance Limited    MIP Mezzanine, LLC        MIP PE Holdings, LLC
Morefar Marketing, Inc.   Mt. Mansfield Company,    National Union Fire       National Union Fire       New Hampshire Insurance
                          Inc.                      Insurance Company Of      Insurance Company Of      Company
                                                    Pittsburgh                Vermont
Nightingale Finance       Nightingale Finance LLC   NSM Holdings, Inc.        NSM Investments, Inc.     OHCAP Investor 12, LLC
Limited
Orangewood Investments    Peachwood, LLC            Pearce & Pearce, Inc.     Persimmon LLC             Pine Street Real Estate
LLC                                                                                                     Holdings Corp.
Plumwood, LLC             Prairie SAHP Corp.        Quartz Holdings LLC       Raptor Funding Corp.      Rialto Melbourne
                                                                                                        Investor LLC

-------------------------------------------------------------------------------
50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------  ------------------------  ------------------------- ------------------------- -------------------------
Risk Specialists          Rokland Limited           SA Affordable Housing,    SA Investment Group, Inc. SAAHP GP Corp.
Companies Insurance                                 LLC
Agency, Inc.
SAFG Retirement           SAHP GA III - SC LLC      SAHP NCCAP 18, LLC        SAHP NCCAP 19, LLC        SAI Deferred
Services, Inc.                                                                                          Compensation Holdings,
                                                                                                        Inc.
Sandstone (2017) Ltd.     SCSP Corp.                Service Net Solutions of  Service Net Warranty, LLC Seventh Street Funding
                                                    Florida, LLC                                        LLC
Slate Capital LLC         SLP Housing GPDNAC, LLC   SNW Insurance Agency, LLC SPIA I LLC                Spicer Energy LLC
Spicer Holding Corp.      Spruce Peak Realty, LLC   Stoneland Limited         Stowe Country Club LLC    Stowe Mountain Holdings,
                                                                                                        Inc.
SubGen NT, Inc.           SunAmerica Affordable     SunAmerica Asset          SunAmerica Fund Assets    SunAmerica Fund Assets
                          Housing Partners, Inc.    Management, LLC           101, LLC                  107, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
115, LLC                  123, LLC                  125, LLC                  127, LLC                  130, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
133, LLC                  134, LLC                  138, LLC                  155, LLC                  167, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
46, LLC                   47, LLC                   48, LLC                   51, LLC                   52, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
53, LLC                   54, LLC                   56, LLC                   57, LLC                   58, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
59, LLC                   60, LLC                   62, LLC                   63, LLC                   64, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
65, LLC                   67, LLC                   68, LLC                   69, LLC                   70, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
71, LLC                   72, LLC                   73, LLC                   74, LLC                   75, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
76, LLC                   77, LLC                   78, LLC                   79, LLC                   80, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
82, LLC                   85, LLC                   86, LLC                   88, LLC                   90, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
92, LLC                   95, LLC                   96, LLC                   II, LLC                   VII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
VIII, LLC                 XI, LLC                   XIII, LLC                 XIX, LLC                  XL, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XLI, LLC                  XLII, LLC                 XLIII, LLC                XVII, LLC                 XVIII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXIV, LLC                 XXIX, LLC                 XXV, LLC                  XXVI, LLC                 XXVII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXVIII, LLC               XXX, LLC                  XXXI, LLC                 XXXII, LLC                XXXIII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXXIV, LLC                XXXIX, LLC                XXXVI, LLC                XXXVII, LLC               XXXVIII, LLC
SunAmerica Fund Assets,   SunAmerica Georgia        SunAmerica Life           SunAmerica Retirement     The Insurance Company of
LLC                       Investors III, LLC        Reinsurance Company       Markets, Inc.             the State of Pennsylvania
The United States Life    The United States Life    The Variable Annuity      The Variable Annuity      Travel Guard Americas LLC
Insurance Company in the  Insurance Company in the  Life Ins. S/A             Life Insurance Company
City of New York          City of NY
Travel Guard Group, Inc.  U G Corporation           United Guaranty Corp.     VALIC Financial           VALIC Retirement
                                                                              Advisors, Inc.            Services Company
Webatuck Corp.            Yellowwood Investments
                          LLC

-------------------------------------------------------------------------------
51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


9. Capital and Surplus and Dividend Restrictions
--------------------------------------------------------------------------------

A. Dividend Restrictions
--------------------------------------------------------------------------------

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of ordinary dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2019, as of December 31, 2018 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2018 and 2017.

B. Capital & Surplus
--------------------------------------------------------------------------------
Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2018 and 2017 represented or reduced by each item below is as follows:

                                                        As Adjusted*
   Years Ended December 31,                      2018       2017       2017
   ------------------------                    -------- ------------ --------
   Unrealized gains and losses (net of taxes)  $    148   $    290   $    244
   Nonadmitted asset values                       (216)      (125)      (130)
   Provision for reinsurance                       (30)       (20)       (20)

*  As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2018 and 2017.

10.Contingencies
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------
In the normal course of business, AIG and its subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In AIG's insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which its subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the establishment of loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, its subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, the Company establishes reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that has been recorded in its financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on the Company's financial position or results of operation.

-------------------------------------------------------------------------------
52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. The Company has cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B. Leases
--------------------------------------------------------------------------------
Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments
--------------------------------------------------------------------------------
As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2018, the Company may be called upon for additional capital investments of up to $780.

At December 31, 2018 the Company had $273 of outstanding commitments related to various funding obligations associated with investments in commercial and residential mortgage loans.

D. Guarantees
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2018:

-------------------------------------------------------------------------------
53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                                        Policyholder    Invested   Estimated  Policyholders'
                                                                Date    Obligations @   Assets @     Loss @      Surplus
Guaranteed Company                               Date Issued Terminated  12/31/2018    12/31/2018  12/31/2018   12/31/2018
------------------                               ----------- ---------- ------------- ------------ ---------- --------------
21st Century Advantage Insurance Company (f/
  k/a AIG Advantage Insurance Company )          12/15/1997   8/31/2009  $        61  $     28,171    $--      $    29,997
21st Century North America Insurance Company
  (f/k/a American International Insurance
  Company )                                       11/5/1997   8/31/2009       14,310       579,237     --          582,160
21st Century Pinnacle Insurance Company (f/k/a
  American International Insurance Company of
  New Jersey)                                    12/15/1997   8/31/2009        1,863        42,599     --           43,351
21st Century Superior Insurance Company (f/k/a
  American International Insurance Company of
  California, Inc.)                              12/15/1997   8/31/2009           --        29,756     --           31,378
AIG Edison Life Insurance Company (f/k/a GE
  Edison Life Insurance Company)                  8/29/2003   3/31/2011    6,171,405    90,562,013     --        2,096,371
American General Life and Accident Insurance
  Company *                                        3/3/2003   9/30/2010    1,455,005   171,697,141     --        6,350,255
American General Life Insurance Company *          3/3/2003  12/29/2006    7,848,780   171,697,141     --        6,350,255
American International Assurance Company
  (Australia) Limited **                          11/1/2002  10/31/2010      443,000     1,799,000     --          574,000
Chartis Europe, S.A. (f/k/a AIG Europe, S.A.) *   9/15/1998  12/31/2012    4,874,370    12,971,749     --        4,024,837
AIG Seguros Mexico, S.A. de C.V. (f/k/a AIG
  Mexico Seguros Interamericana, S.A. de
  C.V.) *                                        12/15/1997   3/31/2015      113,503       148,770     --          132,764
Chartis UK (f/k/a Landmark Insurance
  Company, Limited (UK)) *                         3/2/1998  11/30/2007      227,494    12,971,749     --        4,024,837
Farmers Insurance Hawaii (f/k/a AIG Hawaii
  Insurance Company, Inc.)                        11/5/1997   8/31/2009          587        98,707     --           96,108
Lloyd's Syndicate (1414) Ascot (Ascot
  Underwriting Holdings Ltd.)                     1/20/2005  10/31/2007        7,445       687,603     --            3,332
SunAmerica Annuity and Life Assurance
  Company (Anchor National Life Insurance
  Company) *                                       1/4/1999  12/29/2006      767,160   171,697,141     --        6,350,255
SunAmerica Life Insurance Company *                1/4/1999  12/29/2006    2,165,907   171,697,141     --        6,350,255
The United States Life Insurance Company in
  the City of New York                             3/3/2003   4/30/2010    3,481,072    27,590,498     --        1,278,050
The Variable Annuity Life Insurance Company        3/3/2003  12/29/2006    1,750,022    77,115,094     --        2,689,564
                                                 ----------  ----------  -----------  ------------    ---      -----------
Total                                                                    $29,321,984  $911,413,510    $--      $41,007,769
                                                 ==========  ==========  ===========  ============    ===      ===========

*  Current affiliates
** AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

E. Joint and Several Liabilities
--------------------------------------------------------------------------------
AIU and American Home are jointly and severally obligated to policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $20 and $26 of loss reserves in respect of such policies, as of December 31, 2018 and 2017, respectively. As of December 31, 2018, if the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $12.

Each Pool member is also jointly and severally obligated to the other Pool members, in proportion to their pool share, in the event any other Pool member fails.

-------------------------------------------------------------------------------
54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


11.Other Significant Matters
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------
As of December 31, 2018 and 2017, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets                                           2018     2017
---------------------                                         -------  --------
Collateral on derivative liabilities                          $    --  $      9
Deposit accounting assets                                          11        13
Equities in underwriting pools and associations                   (11)        8
Guaranty funds receivable on deposit                                9         9
Loss funds on deposit                                              72        54
Other assets                                                       78       104
                                                              -------  --------
Total other admitted assets                                   $   159  $    197
                                                              =======  ========

B. Other Liabilities
--------------------------------------------------------------------------------
As of December 31, 2018 and 2017, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities                                               2018     2017
-----------------                                             -------  -------
Accrued retrospective premiums                                $    24  $    25
Borrowed money                                                     --       65
Collateral on derivative assets                                     6       --
Deferred commission earnings                                       44       61
Deposit accounting liabilities                                      4       32
Derivative instruments                                             --       14
Paid loss clearing contra liability (loss reserve offset for
  paid claims)                                                    (36)     (77)
Other accrued liabilities                                         306      226
Remittances and items not allocated                                12       10
Retroactive reinsurance reserves - ceded                          (29)     (26)
Servicing carrier liability                                         8        9
Statutory contingency reserve                                     137      105
                                                              -------  -------
Total other liabilities                                       $   476  $   444
                                                              =======  =======

C. Other (Expense) Income
--------------------------------------------------------------------------------
For the years ended December 31, 2018, 2017 and 2016, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other income (expense)                                 2018     2017     2016
----------------------                               -------  -------  -------
Fee income on deposit programs                       $     1  $     4  $     7
Gain on sale of medical stop-loss business                --       91       --
Interest expense on reinsurance program                 (148)     (54)     (47)
Other (expense) income                                    11       (2)      20
                                                     -------  -------  -------
Total other income (expense)                         $  (136) $    39  $   (20)
                                                     =======  =======  =======

-------------------------------------------------------------------------------
55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


D. Non- Cash items
--------------------------------------------------------------------------------
For the years ended December 31, 2018, 2017 and 2016, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions                                  2018     2017     2016
---------------------                                -------  -------  -------
Capital contribution from parent:
   Pooling Restructure Transaction                   $    --  $    --  $   700
   Receivable                                            150       --       --
Dividends to parent:                                                        --
   Securities                                             --       --     (600)
Funds Held:                                                                 --
   Premiums collected                                    (62)    (313)    (441)
   Benefit and loss related payments                     (15)     229      244
   Interest                                             (146)     (60)     (46)
   Commissions                                            23      114      129
   Funds Held                                            200       30      114
Securities received/transferred:
   Securities received                                 1,244      972      986
   Securities transferred                             (1,662)  (1,337)    (824)
Miscellaneous expense (income)                            --       --       --
   Intercompany                                           --       --       55
Other:                                                                      --
   Securities*                                            --       --      650

* 2015 Capital Contribution recorded as a receivable was settled in 2016 in the form of cash and securities.

E. Federal Home Loan Bank ("FHLB") Agreements
--------------------------------------------------------------------------------
The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $9 and $12 of stock in the FHLB at December 31, 2018 and 2017, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2018, the Company had an actual borrowing capacity of $1,107 based on qualified pledged collateral. At December 31, 2018, the Company had borrowings of $0 from the FHLB.

F. Insurance-Linked Securities
--------------------------------------------------------------------------------
As of December 31, 2018, the Company was not a ceding insurer in catastrophe bond reinsurance transactions in force. As of December 31, 2017, the Company was a ceding insurer in three catastrophe bond reinsurance transactions in force covering the Company's direct and assumed property exposures. As of December 31, 2017, the aggregate amount the Company may have received under these arrangements in the event of catastrophic events that exceeded the related attachment points for each applicable bond was $184.

G. Sale of Medical Stop-loss and Organ Transplant Business
--------------------------------------------------------------------------------
On October 15, 2017, the Pool sold its medical stop-loss and organ transplant business and renewal rights to Tokio Marine HCC Life Insurance Company. The sale of the renewal rights resulted in a gain of $91 for the Company. In addition to the sale of the renewal rights, the Pool entered into a 100 percent quota share reinsurance agreement to cede the in-force liabilities of these businesses as of the transaction date, which resulted in a gain of $6.5 for the Company.

-------------------------------------------------------------------------------
56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


12.Subsequent Events
--------------------------------------------------------------------------------
Subsequent events have been considered through April 22, 2019 for these Financial Statements issued on April 22, 2019.

Type I - Recognized Subsequent Events:

In February 2019, the NY DFS approved the Company's request to record a $150 contribution from AIG PC US, settled in the form of cash, in its 2018 Financial Statement. The contribution was reflected as a receivable as of December 31, 2018 and as gross paid in and contributed surplus pursuant to SSAP No. 9, Subsequent Events, and SSAP No. 72, Surplus and Quasi-Reorganizations.

Type II - Nonrecognized Subsequent Events:

Share Repurchase

On January 23, 2019, the NY DFS approved the Company's plan to distribute an amount of up to approximately $504 to its immediate parent, an increase in the par value of its common stock from $17 per share to $20 per share and a decrease in the minimum number of directors from 13 to 7. The distribution would be accomplished via a share repurchase agreement with the per share repurchase price equal to the Company's statutory book value per share, calculated as of September 30, 2018.

On February 14, 2019, the Company repurchased 139,000 shares of its issued and outstanding common stock, resulting in a distribution to its immediate parent of $502 and a reduction in its common capital stock and gross paid in and contributed surplus of $2 and $500, respectively. On that same date, the Company filed an amendment to its charter with NY DFS to increase the par value of the Company's common stock from $17 to $20 per share. The increase to the par value resulted in an increase of $5 to the Company's common capital stock and a reduction to its gross paid in and contributed surplus of the same amount, post share repurchase.

AIGGRE Restructure

In 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE US Real Estate Fund III LP (US Fund III), a real estate investment fund managed AIGGRE. At the closing of US FUND III, on January 2, 2019, the Company made a capital commitment to the fund of up to $146 (representing an approximately 9.73% equity interest therein). In connection with the closing of US Fund III, the Company contributed cash (approximately $23) to the fund. The Company's unfunded capital commitment to U.S. Fund III, after certain additional capital was called, was approximately $116.

-------------------------------------------------------------------------------
57 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - THE AUDITED FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT SEVEN OF AMERICAN GENERAL LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND FOR EACH OF THE TWO YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.

      - THE AUDITED STATUTORY FINANCIAL STATEMENTS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND DECEMBER 31, 2017 AND FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.

      - THE AUDITED STATUTORY FINANCIAL STATEMENTS OF AMERICAN HOME ASSURANCE COMPANY AS OF DECEMBER 31, 2018 AND DECEMBER 31, 2017 AND FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.



(b) Exhibits





(1)    Resolutions Establishing Separate Account.............................................. 4
(2)    Custody Agreements..................................................................... Not Applicable
(3)    (a)  Distribution Contract............................................................. 24
       (b)  Selling Agreement................................................................. 19
(4)    (a)  Polaris II A-Class
              (1) Group Annuity Certificate................................................... 5
              (2) Individual Annuity Contract................................................. 5
              (3) Group Annuity Certificate Endorsement....................................... 6
              (4) Individual Annuity Contract Endorsement..................................... 6
              (5) Death Benefit Endorsement................................................... 9
              (6) AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15).................... 27
       (b)  Polaris II A-Class Platinum Series
              (1) Annuity Contract............................................................ 13
              (2) Return of Purchase Payment Death Benefit Endorsement........................ 13
              (3) Purchase Payment Accumulation Death Benefit Endorsement..................... 13
              (4) Maximum Anniversary Value Death Benefit Endorsement......................... 13
              (5) Rights of Accumulation Endorsement.......................................... 13
              (6) Letter of Intent Endorsement................................................ 13
              (7) Guaranteed Minimum Withdrawal Benefit Endorsement........................... 13
              (8) AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                  Extension Endorsement (ASE-6215E (10/10))................................... 22
              (9) AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                  Extension Endorsement (Life) (ASE-6217E (10/10))............................ 22
             (10) AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement
                  (ASE-6231E (10/10))......................................................... 21
             (11) Merger Endorsement.......................................................... 19
             (12) AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15).................... 27
(5)    Application for Contract
       (a)  Participant Enrollment Form....................................................... 2
       (b)  Deferred Annuity Application...................................................... 2
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991.............................................. 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American
            General Life Insurance Company, effective July 13, 1995........................... 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005... 10
(7)    Reinsurance Contract................................................................... Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement.................................. 18
       (b)  SunAmerica Series Trust Fund Participation Agreement.............................. 18
       (c)  Seasons Series Trust Fund Participation Agreement................................. 18
       (d)  American Funds Insurance Series Fund Participation Agreement...................... 8
       (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement. 15
       (f)  Lord Abbett Life Investment Trust Fund Participation Agreement.................... 8
       (g)  Van Kampen Life Investment Trust Fund Participation Agreement..................... 7





         (h)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
              Participation
              Agreement.................................................................. 16
         (i)  Letters of Consent to the Assignment of the Fund Participation Agreement... 19
(9)      (a)  Opinion of Counsel and Consent of Depositor................................ 20
         (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
              American Home
              Assurance Company.......................................................... 12
(10)     Consent......................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................... Not Applicable
(12)     Initial Capitalization Agreement................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney..........................................................
              (1) American General Life Insurance Company Directors...................... 24
              (2) American Home Assurance Company Directors.............................. 25
         (b)  General Guarantee Agreement by American Home Assurance Company............. 11
         (c)  Notice of Termination of Guarantee as Published in the Wall Street Journal
              on November 24,
              2006....................................................................... 14
         (d)  Notice of Termination of Support Agreement................................. 17
         (e)  Amended and Restated Unconditional Capital Maintenance Agreement between
              American
              International Group, Inc. and American General Life Insurance Company...... 23
         (f)  Specimen Agreement and Plan of Merger...................................... 19
         (g)  CMA Termination Agreement.................................................. 26



--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03589, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.


4 Incorporated by reference to Initial Registration Statement, File Nos.
  333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.


5 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999, Accession No. 0000950148-99-001968.

6 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession
  No. 0000950148-99-002190.

7 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03589, filed on October 25, 2001, Accession No. 0000950148-01-502065.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.

9 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 19, File Nos. 333-65965 and 811-09003, filed on April 16, 2004,
  Accession No. 0000950148-04-000753.

10 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005,
  Accession No. 0000950129-05-008801.

12 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
  Accession No. 0000950134-05-019473.

13 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
  No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

14 Incorporated by reference to Post-Effective Amendment No. 29 and Amendment
  No. 31, File Nos. 333-65965 and 811-09003, filed on December 12, 2006,
  Accession No. 0000950124-06-007495.

15 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
  Accession No. 0000950134-08-007757.

16 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

17 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

18 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

19 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

20 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185807 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014475.

21 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.

22 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185791 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002967.

23 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 2, File Nos. 333-185797 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004618.


24 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019.



25 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185798 and 811-03859, filed on April 30, 2019.


26 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185807 and 811-09003, filed on April 30, 2015,
  Accession No. 0001193125-15-161319.

27 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016,
  Accession No. 0001193125-16-568551.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(3)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life Insurance
Craig A. Sabal(6)                                  Director, Senior Vice President and Chief Investment Officer
Todd P. Solash(1)                                  President, Individual Retirement
James Bracken(3)                                   Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President
Axel P. Andre(5)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President and Chief Life Product and Underwriting
                                                   Officer
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
William L. Mask                                    Vice President
Edward P. Voit(7)                                  Vice President




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


(7)   301 Grant Street, Pittsburgh, PA, 15219



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-19-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 29, 2019, the number of Polaris II A-Class and Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 9,197 of which 2,156 were qualified contracts and 7,041 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operating Officer,
                               Controller and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Michael Fortey(2)           Chief Compliance Officer
   John Thomas Genoy(1)        Vice President
   Mallary Loren Reznik        Vice President
   Daniel R. Cricks(2)         Vice President, Tax Officer
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Julie A. Cotton Hearne(2)   Vice President and Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS


GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.


UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

Effective as of 11:59 p.m. Eastern time, on December 31, 2012, SunAmerica Annuity and Life Assurance Company, an affiliate of American General Life Insurance Company, merged with and into American General Life Insurance Company.

Texas law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of April, 2019.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman, Chief Executive Officer, and      April 23, 2019
------------------------------                             President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 23, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                        Director, Senior Vice President and Controller       April 23, 2019
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 23, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 23, 2019
------------------------------                            Retirement
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 23, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 23, 2019
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 23, 2019
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                           Director and President, Life Insurance           April 23, 2019
------------------------------
RODNEY E. RISHEL

*CRAIG A. SABAL                      Director, Senior Vice President and Chief Investment    April 23, 2019
------------------------------                              Officer
CRAIG A. SABAL

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 23, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 23, 2019
------------------------------
*MANDA GHAFERI



                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the April 23, 2019.



                                       AMERICAN HOME ASSURANCE COMPANY



                                       BY: /s/  BRIAN GREENSPAN

                                          -------------------------------------

                                          BRIAN GREENSPAN

                                          VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                            TITLE                                DATE
--------------------------------------------   ----------------------------------------------------   ---------------
*ALEXANDER R. BAUGH                             Director, President, CEO and Chairman of the Board    April 23, 2019
------------------------------                                     of Directors
ALEXANDER R. BAUGH

*THOMAS A. BOLT                                                      Director                         April 23, 2019
------------------------------
THOMAS A. BOLT

*CHARLES A. FRY                                                      Director                         April 23, 2019
------------------------------
CHARLES A. FRY

*ELIAS F. HABAYEB                                      Director and Chief Financial Officer           April 23, 2019
------------------------------
ELIAS F. HABAYEB

*BARBARA LUCK                                                        Director                         April 23, 2019
------------------------------
BARBARA LUCK

*KENNETH J. RIEGLER                                                  Director                         April 23, 2019
------------------------------
KENNETH J. RIEGLER

*ANTHONY VIDOVICH                                                    Director                         April 23, 2019
------------------------------
ANTHONY VIDOVICH

*BY:    /s/  BRIAN GREENSPAN                                                                          April 23, 2019
   --------------------------
   BRIAN GREENSPAN
   ATTORNEY-IN-FACT
   (Exhibit to the Registration Statement)



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent